Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Corporate Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the period ended February 28, 2023

Schedule of Investments (unaudited)

CONVERTIBLE FUND February 28, 2023

Investments			Shares		Fair Value
LONG-TERM INVESTMENTS 97.51%

COMMON STOCKS 0.50%

Life Sciences Tools & Services
Danaher Corp. (cost $4,192,361)				15,425	$3,818,150

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 87.34%

Aerospace/Defense 0.81%
Safran SA(a)	0.875%	5/15/2027	EUR	4,082,400	6,171,649

Auto Parts & Equipment 1.08%
indie Semiconductor, Inc.†	4.50%	11/15/2027		$5,680,000	8,305,822

Biotechnology 4.83%
Apellis Pharmaceuticals, Inc.	3.50%	9/15/2026		2,940,000	5,461,050
Cerevel Therapeutics Holdings, Inc.†	2.50%	8/15/2027		6,608,000	5,980,240
Esperion Therapeutics, Inc.	4.00%	11/15/2025		6,125,000	3,912,023
Insmed, Inc.	0.75%	6/1/2028		9,935,000	8,635,773
Sarepta Therapeutics, Inc.†	1.25%	9/15/2027		11,565,000	12,966,538
Total					36,955,624

Building Materials 0.77%
Sika AG(a)	0.15%	6/5/2025	CHF	3,920,000	5,860,543

Chemicals 0.45%
Danimer Scientific, Inc.†	3.25%	12/15/2026		$7,780,000	3,428,063

Commercial Services 5.83%
Block, Inc.	Zero Coupon	5/1/2026		19,410,000	15,896,790
Block, Inc.	0.125%	3/1/2025		13,055,000	12,973,406
FTI Consulting, Inc.	2.00%	8/15/2023		3,300,000	6,017,550
Shift4 Payments, Inc.	Zero Coupon	12/15/2025		9,110,000	9,724,925
Total					44,612,671

Computers 3.57%
KBR, Inc.	2.50%	11/1/2023		3,560,000	7,794,620
Western Digital Corp.	1.50%	2/1/2024		20,355,000	19,571,332
Total					27,365,952

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 1.38%
PPL Capital Funding, Inc.†	2.875%	3/15/2028	$10,693,000	$10,532,043

Energy-Alternate Sources 1.79%
Array Technologies, Inc.	1.00%	12/1/2028	6,800,000	6,837,400
Green Plains, Inc.	2.25%	3/15/2027	5,286,000	6,900,873
Total				13,738,273

Entertainment 2.64%
DraftKings Holdings, Inc.	Zero Coupon	3/15/2028	8,300,000	5,834,900
Marriott Vacations Worldwide Corp.†	3.25%	12/15/2027	8,915,000	9,191,365
Penn Entertainment, Inc.	2.75%	5/15/2026	3,500,000	5,204,500
Total				20,230,765

Food 0.86%
Chefs’ Warehouse, Inc.†	2.375%	12/15/2028	6,560,000	6,554,947

Health Care-Products 4.54%
Exact Sciences Corp.	0.375%	3/1/2028	7,880,000	6,831,181
Glaukos Corp.	2.75%	6/15/2027	2,659,000	3,215,728
Insulet Corp.	0.375%	9/1/2026	8,320,000	11,119,680
Natera, Inc.	2.25%	5/1/2027	5,025,000	7,437,000
Repligen Corp.	0.375%	7/15/2024	3,875,000	6,174,806
Total				34,778,395

Internet 23.36%
Airbnb, Inc.	Zero Coupon	3/15/2026	18,415,000	15,901,352
Booking Holdings, Inc.	0.75%	5/1/2025	6,940,000	10,028,439
Etsy, Inc.	0.125%	10/1/2026	6,990,000	10,768,095
Farfetch Ltd. (United Kingdom)(b)	3.75%	5/1/2027	5,495,000	4,543,615
Fiverr International Ltd. (Israel)(b)	Zero Coupon	11/1/2025	12,655,000	10,576,342
Match Group Financeco 2, Inc.†	0.875%	6/15/2026	5,145,000	4,551,893
MercadoLibre, Inc. (Uruguay)(b)	2.00%	8/15/2028	3,120,000	8,760,960
Okta, Inc.	0.125%	9/1/2025	28,450,000	24,822,625
Palo Alto Networks, Inc.	0.375%	6/1/2025	8,205,000	15,692,062
Pinduoduo, Inc. (China)(b)	Zero Coupon	10/1/2024	2,715,000	5,671,635
Sea Ltd. (Singapore)(b)	0.25%	9/15/2026	19,839,000	15,087,560
Shopify, Inc. (Canada)(b)	0.125%	11/1/2025	31,710,000	27,048,630
Uber Technologies, Inc.	Zero Coupon	12/15/2025	22,145,000	19,348,950
Wayfair, Inc.†	3.25%	9/15/2027	4,905,000	4,527,315
World Wrestling Entertainment, Inc.	3.375%	12/15/2023	440,000	1,485,440
Total				178,814,913

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Leisure Time 2.66%
Royal Caribbean Cruises Ltd.†	6.00%	8/15/2025		$9,210,000	$14,957,040
Topgolf Callaway Brands Corp.	2.75%	5/1/2026		3,700,000	5,404,313
Total					20,361,353

Lodging 0.82%
H World Group Ltd. (China)(b)	3.00%	5/1/2026		4,735,000	6,316,490

Oil & Gas 1.85%
Nabors Industries, Inc.†	1.75%	6/15/2029		3,940,000	3,945,910
Pioneer Natural Resources Co.	0.25%	5/15/2025		3,245,000	6,626,290
Transocean, Inc.†	4.625%	9/30/2029		1,600,000	3,579,091
Total					14,151,291

Pharmaceuticals 9.36%
Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	62,650,000	45,110,755
Cytokinetics, Inc.†	3.50%	7/1/2027		$7,945,000	8,818,950
Dexcom, Inc.	0.25%	11/15/2025		3,910,000	4,158,285
Dexcom, Inc.	0.75%	12/1/2023		3,845,000	10,396,880
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		2,300,000	3,168,250
Total					71,653,120

REITS 1.49%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		12,075,000	11,448,571

Retail 1.61%
Cheesecake Factory, Inc.	0.375%	6/15/2026		8,500,000	7,235,625
RH	Zero Coupon	9/15/2024		3,360,000	5,058,480
Total					12,294,105

Semiconductors 3.77%
ON Semiconductor Corp.†	0.50%	3/1/2029		19,905,000	20,109,851
Silicon Laboratories, Inc.	0.625%	6/15/2025		3,705,000	5,632,104
Wolfspeed, Inc.†	1.875%	12/1/2029		3,268,000	3,094,796
Total					28,836,751

Software 8.82%
Alteryx, Inc.	0.50%	8/1/2024		12,700,000	11,969,040
Alteryx, Inc.	1.00%	8/1/2026		9,170,000	7,854,105
Bentley Systems, Inc.	0.125%	1/15/2026		14,625,000	13,542,750
Bilibili, Inc. (China)(b)	1.25%	6/15/2027		3,910,000	3,885,696
Cerence, Inc.	3.00%	6/1/2025		7,580,000	8,011,679
Cloudflare, Inc.	Zero Coupon	8/15/2026		19,800,000	16,483,500

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software (continued)
HubSpot, Inc.	0.375%	6/1/2025	$3,950,000	$5,794,650
Total				67,541,420

Telecommunications 2.56%
GDS Holdings Ltd. (China)(b)	2.00%	6/1/2025	19,780,000	19,621,760

Transportation 2.49%
CryoPort, Inc.†	0.75%	12/1/2026	17,575,000	14,018,187
ZTO Express Cayman, Inc. (China)†(b)	1.50%	9/1/2027	5,155,000	5,082,830
Total				19,101,017
Total Convertible Bonds (cost $680,976,634)				668,675,538

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 8.27%

Auto Components 1.44%
Aptiv plc (Ireland)(b)	5.50%		86,510	11,022,432

Commercial Banks 0.86%
Bank of America Corp.	7.25%		5,495	6,573,888

Diversified Financial Services 0.82%
2020 Mandatory Exchangeable Trust†	6.50%		6,620	6,297,010

Electric: Utilities 2.56%
NextEra Energy, Inc.	6.219%		422,360	19,586,945

Health Care Equipment & Supplies 1.33%
Boston Scientific Corp.	5.50%		89,450	10,159,024

Metals & Mining 1.26%
RBC Bearings, Inc.	5.00%		85,455	9,653,319
Total Convertible Preferred Stocks (cost $66,821,544)				63,292,618

PREFERRED STOCKS 1.40%

Construction & Engineering
Fluor Corp. (cost $8,507,870)	6.50%		6,250	10,764,875
Total Long-Term Investments (cost $760,498,409)				746,551,181

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.45%

REPURCHASE AGREEMENTS 0.45%
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $3,611,400 of U.S. Treasury Note at 2.500% due 4/30/2024; value: $3,504,185; proceeds: $3,435,624 (cost $3,435,414)	$3,435,414	$3,435,414
Total Investments in Securities 97.96% (cost $763,933,823)		749,986,595
Other Assets and Liabilities – Net(c) 2.04%		15,601,650
Net Assets 100.00%		$765,588,245

CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $202,501,217, which represents 26.45% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Forward Foreign Currency Exchange Contracts at February 28, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	4/20/2023	1,883,000	$1,384,736	$1,380,680	$4,056
Canadian dollar	Sell	State Street Bank and Trust	4/20/2023	66,677,000	49,558,686	48,889,870	668,816
Euro	Sell	State Street Bank and Trust	3/13/2023	5,834,000	6,319,386	6,174,710	144,676
Swiss franc	Sell	Morgan Stanley	5/23/2023	4,584,000	5,012,942	4,909,784	103,158
Swiss franc	Sell	Morgan Stanley	5/23/2023	800,000	874,322	856,855	17,467
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$938,173

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Morgan Stanley	4/20/2023	4,196,000	$3,130,810	$3,076,652	$(54,158)
Canadian dollar	Buy	Morgan Stanley	4/20/2023	2,550,000	1,896,385	1,869,748	(26,637)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(80,795)

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$3,818,150	$–	$–	$3,818,150
Convertible Bonds	–	668,675,538	–	668,675,538
Convertible Preferred Stocks	–	63,292,618	–	63,292,618
Preferred Stocks	–	10,764,875	–	10,764,875
Short-Term Investments
Repurchase Agreements	–	3,435,414	–	3,435,414
Total	$3,818,150	$746,168,445	$–	$749,986,595
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$938,173	$–	$938,173
Liabilities	–	(80,795)	–	(80,795)
Total	$–	$857,378	$–	$857,378

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 115.74%

ASSET-BACKED SECURITIES 16.78%

Automobiles 4.53%
Capital One Prime Auto Receivables Trust 2022-1 A2	2.71%		6/16/2025	$12,103,496	$11,943,475
Capital One Prime Auto Receivables Trust 2023-1	4.87%		2/15/2028	10,000,000	9,946,560
CarMax Auto Owner Trust 2022-2 A2A	2.81%		5/15/2025	10,359,269	10,262,501
Flagship Credit Auto Trust 2021-1 A†	0.31%		6/16/2025	143,825	143,465
Flagship Credit Auto Trust 2022-3 A3†	4.55%		4/15/2027	6,140,000	6,049,435
Flagship Credit Auto Trust 2023-1†	5.01%		8/16/2027	6,510,000	6,446,615
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%		10/21/2024	6,156,042	6,081,270
GM Financial Consumer Automobile Receivables Trust 2023-1	4.66%		2/16/2028	6,100,000	6,052,400
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%		8/15/2028	5,049,000	4,953,542
Santander Drive Auto Receivables Trust 2022-5 B	4.43%		3/15/2027	7,794,000	7,629,105
Santander Drive Auto Receivables Trust 2022-6 B	4.72%		6/15/2027	10,900,000	10,704,376
Santander Drive Auto Receivables Trust 2022-6 C	4.96%		11/15/2028	7,130,000	6,986,875
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	206,737	206,517
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	3,605,000	3,455,999
Westlake Automobile Receivables Trust 2023-1A†	5.21%		1/18/2028	8,235,000	8,179,083
Westlake Automobile Receivables Trust 2023-1A†	5.41%		1/18/2028	5,145,000	5,105,909
Total					104,147,127

Credit Card 2.42%
American Express Credit Account Master
Trust 2022-2 A	3.39%		5/15/2027	4,331,000	4,178,934
BA Credit Card Trust 2022-A1 A1	3.53%		11/15/2027	5,785,000	5,598,788
BA Credit Card Trust 2022-A2 A2	5.00%		4/15/2028	4,950,000	4,965,536
Capital One Multi-Asset Execution Trust 2005-B3 B3	5.38% (3 Mo. LIBOR + .55%)	#	5/15/2028	7,533,000	7,399,195
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	10,050,000	9,725,738
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	8,470,000	8,022,987
Discover Card Execution Note Trust 2022-A3 A3	3.56%		7/15/2027	10,000,000	9,677,908
Discover Card Execution Note Trust 2022-A4 A	5.03%		10/15/2027	6,015,000	6,022,765
Total					55,591,851

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 9.82%
ACRES Commercial Realty Ltd. 2021-FL2 A†	6.001% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	$5,870,000	$5,823,594
Apidos CLO XXVI 2017-26A A2R†	6.295% (3 Mo. LIBOR + 1.50%)	#	7/18/2029	1,680,000	1,651,801
Apidos CLO XXXV 2021-35A A†	5.858% (3 Mo. LIBOR + 1.05%)	#	4/20/2034	2,000,000	1,970,280
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	5.988% (1 Mo. LIBOR + 1.40%)	#	5/15/2036	5,360,000	5,201,265
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	5.688% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	4,260,000	4,207,951
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	5.938% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	10,549,000	10,534,422
Ares XL CLO Ltd. 2016-40A A1RR†	5.662% (3 Mo. LIBOR + .87%)	#	1/15/2029	2,262,194	2,245,055
Avant Loans Funding Trust 2022-REV1 A†	6.54%		9/15/2031	8,105,000	7,940,649
Bain Capital Credit CLO 2019-2A AR†	5.892% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	4,800,000	4,733,357
Ballyrock CLO Ltd. 2023-23A†	6.971% (3 Mo. Term SOFR + 1.98%)	#	4/25/2036	1,750,000	1,746,640
Barings CLO Ltd. 2019-3A A1R†	5.878% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	3,720,000	3,683,764
BlueMountain CLO XXXI Ltd. 2021-31A A1†	5.948% (3 Mo. LIBOR + 1.15%)	#	4/19/2034	4,980,000	4,913,390
Carlyle Global Market Strategies CLO Ltd. 2014-5A A1RR†	5.932% (3 Mo. LIBOR + 1.14%)	#	7/15/2031	8,099,420	8,048,374
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2031	3,204,714	3,180,943
CIFC Funding I Ltd. 2021-1A A1†	5.928% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	7,480,000	7,401,820
Dryden 61 CLO Ltd. 2018-61A A1R†	5.782% (3 Mo. LIBOR + .99%)	#	1/17/2032	4,710,000	4,644,241
Dryden Senior Loan Fund 2017-47A BR†	6.262% (3 Mo. LIBOR + 1.47%)	#	4/15/2028	5,770,000	5,683,057
Eaton Vance CLO Ltd. 2013-1A A13R†	6.042% (3 Mo. LIBOR + 1.25%)	#	1/15/2034	4,198,000	4,133,180

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Elmwood CLO VIII Ltd. 2021-1A A1†	6.048% (3 Mo. LIBOR + 1.24%)	#	1/20/2034	$3,240,000	$3,211,843
Encina Equipment Finance LLC 2021-1A D†	1.69%		11/15/2027	4,190,000	3,961,713
Encina Equipment Finance LLC 2022-1A A2†	4.88%		11/15/2028	6,226,000	6,053,803
Galaxy XXI CLO Ltd. 2015-21A AR†	5.828% (3 Mo. LIBOR + 1.02%)	#	4/20/2031	485,000	481,688
HGI CRE CLO Ltd. 2021-FL2 B†	6.09% (1 Mo. LIBOR + 1.50%)	#	9/17/2036	5,490,000	5,268,346
KKR CLO Ltd. 29A A†	5.992% (3 Mo. LIBOR + 1.20%)	#	1/15/2032	2,700,000	2,686,159
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	5,317,000	4,717,195
Lendmark Funding Trust 2021-1A C†	3.41%		11/20/2031	2,095,000	1,739,292	(a)
Lendmark Funding Trust 2021-2A B†	2.37%		4/20/2032	6,465,000	5,327,025	(a)
LoanCore Issuer Ltd. 2022-CRE7 A†	5.968% (1 Mo. SOFR + 1.55%)	#	1/17/2037	3,800,000	3,724,668
Magnetite VII Ltd. 2012-7A A1R2†	5.592% (3 Mo. LIBOR + .80%)	#	1/15/2028	4,865,377	4,841,768
Marble Point CLO XVII Ltd. 2020-1A A†	6.108% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,574,058	2,540,176
Mariner Finance Issuance Trust 2021-AA D†	3.83%		3/20/2036	2,420,000	1,947,720
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	4,820,192	4,748,198
Marlette Funding Trust 2022-3 B†	5.95%		11/15/2032	5,844,000	5,792,848
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	5,055,188	4,917,744
MF1 LLC 2022-FL9 A†	6.714% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	4,295,000	4,311,029
MF1 Ltd. 2022-FL8 A†	5.784% (1 Mo. SOFR + 1.35%)	#	2/19/2037	4,190,000	4,134,886
Mountain View CLO LLC 2017-1A AR†	5.882% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	2,090,951	2,079,111
Mountain View CLO Ltd. 2014-1A CRR†	6.792% (3 Mo. LIBOR + 2.00%)	#	10/15/2026	84,329	84,371
Mountain View CLO X Ltd. 2015-10A AR†	5.635% (3 Mo. LIBOR + .82%)	#	10/13/2027	279,270	279,654
Newark BSL CLO 1 Ltd. 2016-1A A1R†	6.031% (3 Mo. Term SOFR + 1.36%)	#	12/21/2029	6,005,513	5,996,707
OCP CLO Ltd. 2019-16A AR†	5.81% (3 Mo. LIBOR + 1.00%)	#	4/10/2033	3,110,000	3,066,363
OCP CLO Ltd. 2019-17A A1R†	5.848% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	4,680,000	4,598,008

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	5.742% (3 Mo. LIBOR + .95%)	#	7/15/2029	$3,455,848	$3,432,350
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	5.818% (3 Mo. LIBOR + 1.00%)	#	1/25/2031	4,523,556	4,492,486
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	5,255,000	5,171,371
Palmer Square Loan Funding Ltd. 2021-1A A1†	5.708% (3 Mo. LIBOR + .90%)	#	4/20/2029	4,120,418	4,113,179
RAD CLO 6 Ltd. 2019-6A A1†	6.188% (3 Mo. LIBOR + 1.38%)	#	1/20/2033	4,650,000	4,627,371
Rad CLO Ltd. 2020-7A A1†	5.992% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	4,258,038	4,217,007
Rad CLO Ltd. 2021-15A A†	5.898% (3 Mo. LIBOR + 1.09%)	#	1/20/2034	2,450,000	2,421,859
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	3,055,000	2,956,403
SCF Equipment Leasing LLC 2021-1A C†	1.54%		10/21/2030	4,025,000	3,566,743
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	2,508,713	2,239,614
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	2,015,891	1,589,299
TCI-Flatiron CLO Ltd. 2017-1A AR†	5.837% (3 Mo. LIBOR + .96%)	#	11/18/2030	2,147,539	2,127,618
TCW CLO Ltd. 2022 1A A1†	5.994% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	1,950,000	1,941,351
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	3,628,000	3,503,841
Verizon Master Trust 2022-7 A1A	5.23%		11/22/2027	4,950,000	4,960,178
Total					225,614,768

Student Loan 0.01%
Towd Point Asset Trust 2018-SL1 A†	5.106% (1 Mo. LIBOR + .60%)	#	1/25/2046	332,829	330,987
Total Asset-Backed Securities (cost $392,599,654)					385,684,733

CORPORATE BONDS 34.39%

Agriculture 1.11%
BAT Capital Corp.	3.222%		8/15/2024	12,736,000	12,280,495
Cargill, Inc. †	4.00%		6/22/2032	5,206,000	4,805,916
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,340,717
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	2,226,000	2,110,430
Total					25,537,558

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.13%
British Airways 20-1 Trust 2020-1 A (United Kingdom)†(b)	4.25%		5/15/2034	$3,171,954	$2,961,309

Auto Manufacturers 0.15%
Daimler Truck Finance North America LLC†	5.20%		1/17/2025	3,579,000	3,557,775

Banks 9.18%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	2,400,000	1,825,021
Bank of America Corp.	1.658% (SOFR + .91%)	#	3/11/2027	4,902,000	4,367,624
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	12,643,000	10,258,941
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	4,493,000	4,145,506
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	11,480,000	10,665,972
Bank of America Corp.	4.00%		1/22/2025	830,000	809,005
Bank of New York Mellon Corp.(The)	4.596% (SOFR + 1.76%)	#	7/26/2030	4,099,000	3,955,582
BNP Paribas SA (France)†(b)	4.375% (5 Yr. Swap rate + 1.48%)	#	3/1/2033	4,175,000	3,792,025
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	11,156,000	9,290,140
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	6,564,000	6,172,327
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	7,818,000	7,136,145
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	1,616,000	1,586,776
Danske Bank A/S (Denmark)†(b)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	5,832,000	5,709,511
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	17,561,000	13,803,578
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032	6,895,000	5,590,718
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	9,691,000	7,989,508
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028	20,978,000	19,722,646
M&T Bank Corp.	5.053% (SOFR + 1.85%)		1/27/2034	6,395,000	6,106,291
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 Yr. Treasury CMT + 1.70%)	#	3/3/2036	4,333,000	3,295,549

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	$7,544,000	$7,228,640
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	10,343,000	8,051,157
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	2,915,000	2,176,354
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	7,630,000	7,187,617
Morgan Stanley	5.05% (SOFR + 1.29%)	#	1/28/2027	3,386,000	3,348,529
National Australia Bank Ltd. (Australia)†(b)	2.99%		5/21/2031	2,124,000	1,702,904
Royal Bank of Canada (Canada)(b)	6.00%		11/1/2027	4,626,000	4,762,889
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	9,020,000	8,285,076
Toronto-Dominion Bank (The) (Canada)(b)	4.456%		6/8/2032	4,175,000	3,932,778
UBS AG (Switzerland)(b)	5.125%		5/15/2024	1,494,000	1,480,853
UBS Group AG (Switzerland)†(b)	5.711% (1 Yr. Treasury CMT + 1.55%)	#	1/12/2027	6,160,000	6,149,939
US Bancorp	4.839% (SOFR + 1.60%)		2/1/2034	5,906,000	5,656,576
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	6,556,000	6,258,411
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	4,559,000	4,240,950
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	6,505,000	5,755,298
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	3,807,000	3,221,238
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,338,179
Total					211,000,253

Beverages 0.43%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	5,224,000	4,906,808
Constellation Brands, Inc.	3.15%		8/1/2029	5,786,000	5,078,442
Total					9,985,250

Biotechnology 0.28%
Amgen, Inc.(c)	5.25%		3/2/2030	5,272,000	5,248,320
Baxalta, Inc.	4.00%		6/23/2025	1,114,000	1,080,679
Total					6,328,999

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Chemicals 0.36%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		$9,371,000	$8,303,734

Commercial Services 0.26%
Global Payments, Inc.	4.00%		6/1/2023		5,933,000	5,906,057

Computers 0.32%
International Business Machines Corp.(d)	1.50%		5/23/2029	EUR	4,122,000	3,779,247
International Business Machines Corp.(d)	3.75%		2/6/2035	EUR	3,617,000	3,677,247
Total						7,456,494

Cosmetics/Personal Care 0.17%
GSK Consumer Healthcare Capital US LLC	3.625%		3/24/2032		$4,378,000	3,826,967

Diversified Financial Services 1.57%
Aircastle Ltd.†	2.85%		1/26/2028		3,197,000	2,719,854
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033		4,232,000	3,962,012
Aviation Capital Group LLC†	1.95%		1/30/2026		3,639,000	3,216,400
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026		9,376,000	8,217,292
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024		4,460,000	4,391,062
Intercontinental Exchange, Inc.	4.00%		9/15/2027		8,727,000	8,495,307
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		940,000	892,853
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		648,000	534,705
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024		3,677,000	3,634,485
Total						36,063,970

Electric 3.96%
AES Corp. (The)†	3.95%		7/15/2030		2,423,000	2,125,153
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051		2,682,186	1,968,725
American Transmission Systems, Inc.†	2.65%		1/15/2032		10,360,000	8,497,848
Baltimore Gas & Electric Co.	4.55%		6/1/2052		4,383,000	3,881,218
Constellation Energy Generation LLC	6.25%		10/1/2039		4,620,000	4,764,072
DTE Electric Co.(c)	5.40%		4/1/2053		6,075,000	6,138,679
DTE Energy Co.	4.22%		11/1/2024		1,603,000	1,568,736
Duke Energy Corp.	4.50%		8/15/2032		8,939,000	8,280,782
Enel Finance International NV(d)	0.50%		6/17/2030	EUR	6,832,000	5,522,126
Entergy Corp.	0.90%		9/15/2025		$8,007,000	7,124,749
IPALCO Enterprises, Inc.	4.25%		5/1/2030		7,578,000	6,872,865
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030		3,491,000	3,136,078

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.	5.467% (SOFR + 1.02%)	#	3/21/2024		$6,588,000	$6,585,886
Oglethorpe Power Corp.	5.95%		11/1/2039		3,451,000	3,413,340
Ohio Edison Co.	8.25%		10/15/2038		2,419,000	2,891,678
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		3,291,000	3,305,539
Southern Co. (The)	4.475%		8/1/2024		6,526,000	6,430,600
TenneT Holding BV(d)	0.875%		6/16/2035	EUR	5,617,000	4,307,659
Wisconsin Power & Light Co.	3.95%		9/1/2032		$4,602,000	4,197,577
Total						91,013,310

Electronics 0.23%
Honeywell International, Inc.(d)	4.125%		11/2/2034	EUR	5,039,000	5,281,418

Engineering & Construction 0.13%
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%		7/7/2041		$4,063,000	2,910,992

Entertainment 0.12%
Warnermedia Holdings, Inc.†	3.428%		3/15/2024		2,782,000	2,715,925

Food 0.51%
Kellogg Co.(c)	5.25%		3/1/2033		11,780,000	11,745,828

Gas 1.40%
CenterPoint Energy Resources Corp.	1.75%		10/1/2030		6,270,000	4,936,207
CenterPoint Energy Resources Corp.	4.40%		7/1/2032		5,266,000	4,959,661
East Ohio Gas Co. (The)†	1.30%		6/15/2025		8,006,000	7,231,880
National Fuel Gas Co.	3.95%		9/15/2027		10,335,000	9,536,742
NiSource, Inc.	2.95%		9/1/2029		3,062,000	2,645,541
Southwest Gas Corp.	4.05%		3/15/2032		3,256,000	2,906,766
Total						32,216,797

Health Care-Products 0.87%
GE HealthCare Technologies, Inc.†	5.65%		11/15/2027		9,942,000	10,081,168
PerkinElmer, Inc.	0.85%		9/15/2024		4,974,000	4,630,025
Thermo Fisher Scientific, Inc.(d)	3.65%		11/21/2034	EUR	5,140,000	5,231,540
Total						19,942,733

Health Care-Services 2.20%
Centene Corp.	2.45%		7/15/2028		$5,307,000	4,461,276
Centene Corp.	3.375%		2/15/2030		12,606,000	10,650,234
Elevance Health, Inc.	2.25%		5/15/2030		7,831,000	6,461,394

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Elevance Health, Inc.	5.125%	2/15/2053	$2,979,000	$2,827,508
Elevance Health, Inc.	5.50%	10/15/2032	7,501,000	7,629,904
Humana, Inc.	1.35%	2/3/2027	5,546,000	4,777,084
Humana, Inc.	5.875%	3/1/2033	7,500,000	7,721,530
UnitedHealth Group, Inc.	4.00%	5/15/2029	6,270,000	5,947,700
Total				50,476,630

Insurance 0.81%
Assurant, Inc.	2.65%	1/15/2032	1,595,000	1,197,942
F&G Global Funding†	2.30%	4/11/2027	3,996,000	3,505,521
GA Global Funding Trust†	3.85%	4/11/2025	6,677,000	6,376,584
Metropolitan Life Global Funding I†	4.05%	8/25/2025	1,536,000	1,492,110
New York Life Global Funding†	4.55%	1/28/2033	6,387,000	6,154,146
Total				18,726,303

Internet 1.04%
Amazon.com, Inc.	4.70%	12/1/2032	15,019,000	14,853,666
Netflix, Inc.	5.875%	11/15/2028	4,494,000	4,561,410
Netflix, Inc.	6.375%	5/15/2029	2,765,000	2,875,932
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	1,800,000	1,601,935
Total				23,892,943

Machinery-Diversified 0.33%
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	8,243,000	7,640,033

Media 0.23%
FactSet Research Systems, Inc.	3.45%	3/1/2032	6,246,000	5,255,385

Mining 0.26%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029	1,786,000	1,588,022
Corp. Nacional del Cobre de Chile (Chile)†(b)	5.125%	2/2/2033	4,460,000	4,342,029
Total				5,930,051

Multi-National 0.20%
Inter-American Investment Corp.	2.625%	4/22/2025	4,747,000	4,519,911

Oil & Gas 1.48%
Continental Resources, Inc.	4.90%	6/1/2044	4,881,000	3,657,859
Continental Resources, Inc.†	5.75%	1/15/2031	7,364,000	6,976,856
Diamondback Energy, Inc.	3.50%	12/1/2029	9,890,000	8,740,820
Eni SpA (Italy)†(b)	5.70%	10/1/2040	4,710,000	4,323,605

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
EQT Corp.	7.00%	2/1/2030	$8,340,000	$8,619,515
Occidental Petroleum Corp.	6.45%	9/15/2036	1,786,000	1,797,368
Total				34,116,023

Oil & Gas Services 0.29%
Halliburton Co.	7.45%	9/15/2039	2,374,000	2,700,358
NOV, Inc.	3.60%	12/1/2029	4,547,000	4,030,030
Total				6,730,388

Pharmaceuticals 1.29%
Bayer Corp.†	6.65%	2/15/2028	1,319,000	1,368,561
Cigna Group (The)	2.40%	3/15/2030	10,065,000	8,417,858
Cigna Group (The)	4.375%	10/15/2028	1,515,000	1,455,648
CVS Health Corp.	1.75%	8/21/2030	5,105,000	3,987,566
CVS Health Corp.	3.25%	8/15/2029	12,163,000	10,747,926
CVS Health Corp.	5.05%	3/25/2048	4,060,000	3,646,998
Total				29,624,557

Pipelines 1.11%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	3,221,000	2,947,836
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,097,344
EIG Pearl Holdings Sarl (Luxembourg)†(b)	3.545%	8/31/2036	3,942,000	3,308,789
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%	9/30/2040	4,096,000	3,130,732
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	4,040,000	3,960,918
NGPL PipeCo LLC†	3.25%	7/15/2031	3,741,000	3,094,911
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,473,000	1,471,869
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	1,776,000	1,529,358
Total				25,541,757

Real Estate 0.06%
American Tower Corp.	2.95%	1/15/2025	1,480,000	1,409,397

REITS 0.73%
American Tower Corp.	3.80%	8/15/2029	6,916,000	6,240,157
Crown Castle, Inc.	2.10%	4/1/2031	4,000,000	3,135,989
Crown Castle, Inc.	3.30%	7/1/2030	8,434,000	7,350,990
Total				16,727,136

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail 0.50%
7-eleven, Inc.†	0.80%		2/10/2024		$5,815,000	$5,555,903
Lowe’s Cos., Inc.	5.00%		4/15/2033		6,274,000	6,042,285
Total						11,598,188

Semiconductors 0.14%
Broadcom, Inc.†	4.15%		4/15/2032		3,716,000	3,278,206

Software 0.88%
Oracle Corp.	2.875%		3/25/2031		4,450,000	3,691,006
Oracle Corp.	5.375%		7/15/2040		627,000	575,148
Oracle Corp.	6.125%		7/8/2039		668,000	666,363
Oracle Corp.	6.25%		11/9/2032		12,360,000	12,872,776
ServiceNow, Inc.	1.40%		9/1/2030		3,124,000	2,381,574
Total						20,186,867

Sovereign 0.20%
Export Finance & Insurance Corp. (Australia)†(b)	4.625%		10/26/2027		4,627,000	4,643,310

Telecommunications 1.46%
AT&T, Inc.	4.30%		2/15/2030		8,197,000	7,695,544
T-Mobile USA, Inc.	3.50%		4/15/2025		2,727,000	2,612,709
T-Mobile USA, Inc.	3.875%		4/15/2030		14,500,000	13,154,424
Verizon Communications, Inc.	2.355%		3/15/2032		5,108,000	4,018,186
Verizon Communications, Inc.(d)	4.25%		10/31/2030	EUR	5,654,000	6,021,874
Total						33,502,737
Total Corporate Bonds (cost $841,120,265)						790,555,191

FLOATING RATE LOANS(e) 1.06%

Diversified Financial Services 0.07%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	–	(j)	1/15/2025		$1,636,083	1,637,106

Lodging 0.50%
Hilton Domestic Operating Company, Inc. 2019 Term Loan B2	6.455% (1 Mo. SOFR + 1.75%)		6/22/2026		11,387,547	11,385,896

Media 0.49%
Charter Communications Operating, LLC 2019 Term Loan B1	6.368% (1 Mo. LIBOR + 1.75%)		4/30/2025		11,278,718	11,279,451
Total Floating Rate Loans (cost $24,308,287)						24,302,453

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 3.31%

Canada 0.36%
Province of Ontario Canada	3.10%		5/19/2027	$8,688,000	$8,201,024

France 0.38%
Caisse d’Amortissement de la Dette Sociale†	4.00%		1/25/2026	8,873,000	8,702,905

Japan 0.84%
Japan Bank for International Cooperation	4.25%		1/26/2026	15,882,000	15,611,161
Japan International Cooperation Agency	3.25%		5/25/2027	4,046,000	3,786,672
Total					19,397,833

Mexico 0.13%
Mexico Government International Bond	4.875%		5/19/2033	3,210,000	2,985,792

Norway 0.77%
Kommunalbanken AS†	4.00%		1/19/2028	18,110,000	17,760,398

Panama 0.22%
Republic of Panama	2.252%		9/29/2032	6,627,000	4,951,572

Saudi Arabia 0.14%
Saudi Government International Bond†	4.875%		7/18/2033	3,214,000	3,168,120

Sweden 0.47%
Svensk Exportkredit AB	4.375%		2/13/2026	10,954,000	10,828,353
Total Foreign Government Obligations (cost $77,806,131)					75,995,997

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.07%
Freddie Mac Multifamily Structured Pass Through Certificates A2	3.123%	#(f)	8/25/2032	8,934,000	8,005,953
Freddie Mac Multifamily Structured Pass Through Certificates K145 A2	2.58%		5/25/2032	9,235,000	7,929,525
Freddie Mac Multifamily Structured Pass Through Certificates K149 A2	3.53%	#(f)	8/25/2032	3,425,000	3,179,189
Freddie Mac Multifamily Structured Pass Through Certificates K-150 A2	3.71%	#(f)	9/25/2032	4,999,000	4,708,207
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA	2.115%	#(f)	2/25/2032	9,939,062	778,676
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $24,645,108)					24,601,550

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 29.69%
Fannie Mae or Freddie Mac(g)	2.00%	TBA	$13,069,000	$10,663,232
Fannie Mae or Freddie Mac(g)	3.00%	TBA	60,106,000	52,946,108
Fannie Mae or Freddie Mac(g)	3.50%	TBA	19,287,000	17,561,718
Fannie Mae or Freddie Mac(g)	4.00%	TBA	9,487,000	8,907,404
Fannie Mae or Freddie Mac(g)	4.50%	TBA	9,484,000	9,140,205
Fannie Mae or Freddie Mac(g)	5.00%	TBA	25,839,000	25,751,004
Fannie Mae or Freddie Mac(g)	5.50%	TBA	43,061,000	43,065,738
Fannie Mae or Freddie Mac(g)	6.00%	TBA	17,733,000	17,932,410
Fannie Mae or Freddie Mac(g)	6.50%	TBA	12,946,000	13,247,336
Fannie Mae Pool	2.00%	6/1/2051 – 11/1/2051	18,807,407	15,405,854
Fannie Mae Pool	2.50%	8/1/2050 – 5/1/2052	106,476,900	91,592,135
Fannie Mae Pool	3.00%	12/1/2048 – 1/1/2051	19,945,142	17,886,687
Fannie Mae Pool	3.50%	7/1/2045 – 4/1/2052	10,822,554	9,999,011
Fannie Mae Pool	4.00%	5/1/2052 – 6/1/2052	13,268,585	12,635,286
Fannie Mae Pool	5.00%	7/1/2052 – 8/1/2052	12,522,062	12,476,692
Federal Home Loan Banks	3.375%	12/8/2023	18,075,000	17,821,074
Freddie Mac Pool	2.50%	11/1/2050 – 5/1/2052	13,177,041	11,265,505
Freddie Mac Pool	3.50%	2/1/2046	2,955,262	2,761,389
Freddie Mac Pool	4.50%	8/1/2052	8,307,117	8,118,910
Freddie Mac Pool	5.00%	7/1/2052 – 8/1/2052	17,426,873	17,356,749
Ginnie Mae(g)	3.00%	TBA	42,491,000	37,991,982
Ginnie Mae(g)	3.50%	TBA	4,700,000	4,320,145
Ginnie Mae(g)	4.00%	TBA	15,367,000	14,522,415
Ginnie Mae(g)	4.50%	TBA	42,607,000	41,343,769
Ginnie Mae(g)	5.00%	TBA	79,295,000	78,368,859
Ginnie Mae(g)	5.50%	TBA	48,294,000	48,431,713
Ginnie Mae(g)	6.00%	TBA	40,345,000	40,868,028
Total Government Sponsored Enterprises Pass-Throughs (cost $693,839,843)				682,381,358

MUNICIPAL BONDS 0.28%

Government
New York City Transitional Finance Authority Future Tax Secured Revenue A5 (cost $8,300,366)	2.69%	5/1/2033	7,952,000	6,463,248

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.73%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(f)	12/25/2059	$152,403	$143,788
Angel Oak Mortgage Trust 2021-3 A1†	1.068%	#(f)	5/25/2066	2,384,716	1,962,390
Angel Oak Mortgage Trust 2022-3 A1†	4.00%		1/25/2067	3,237,953	3,007,043
BBCMS Mortgage Trust 2019-BWAY A†	5.633% (1 Mo. Term SOFR + 1.07%)	#	11/15/2034	1,410,000	1,323,385
BBCMS Mortgage Trust 2019-BWAY B†	5.987% (1 Mo. Term SOFR + 1.42%)	#	11/15/2034	614,000	564,096
BHMS 2018-ATLS A†	5.838% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	3,060,000	3,006,698
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(f)	3/25/2060	4,488,472	4,205,546
BX Trust 2018-GW A†	5.388% (1 Mo. LIBOR + .80%)	#	5/15/2035	4,710,000	4,647,638
BX Trust 2021-ARIA E†	6.833% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	3,830,000	3,620,602
BX Trust 2021-RISE A†	5.336% (1 Mo. LIBOR + .75%)	#	11/15/2036	4,280,000	4,193,877
CF Trust 2019-BOSS A1†	7.838% (1 Mo. LIBOR + 3.25%)	#	12/15/2024	1,570,000	1,469,269
CIM Trust 2020-INV1 A2†	2.50%	#(f)	4/25/2050	5,892,989	4,848,811
Citigroup Commercial Mortgage Trust 2014-GC21 XA	1.123%	#(f)	5/10/2047	12,993,254	127,531
COMM Mortgage Trust 2014-CR17 AM	4.174%		5/10/2047	5,290,000	5,129,369
COMM Mortgage Trust 2015-LC21	4.043%	#(f)	7/10/2048	4,547,000	4,305,474
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA	0.93%	#(f)	8/10/2047	2,363,330	22,720
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(f)	8/10/2047	4,130,000	2,842,027
Connecticut Avenue Securities Trust 2021-R01 1M2†	6.034% (1 Mo. SOFR + 1.55%)	#	10/25/2041	2,391,990	2,338,454
Connecticut Avenue Securities Trust 2022-R08 1M1†	7.034% (1 Mo. SOFR + 2.55%)	#	7/25/2042	3,339,053	3,374,624
Connecticut Avenue Securities Trust 2023-R01†	6.893% (1 Mo. SOFR + 2.40%)	#	12/25/2042	4,192,535	4,226,303
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	313,290	306,940
Credit Suisse Mortgage Capital Certificates Trust 2020-NQM1 A1†	1.208%		5/25/2065	561,684	508,172

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC 2021-BHAR B†	6.088% (1 Mo. LIBOR + 1.50%)	#	11/15/2038	$5,245,000	$5,115,224
CSMC Trust 2020-AFC1 A1†	2.24%	#(f)	2/25/2050	580,421	536,853
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(f)	8/25/2066	4,611,760	3,928,941
EFMT 2023-1†	5.732%		2/25/2068	3,472,211	3,433,563
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(f)	5/25/2065	545,037	528,870
Fannie Mae 2023-R02†	6.793% (1 Mo. SOFR + 2.30%)	#	1/25/2043	4,466,363	4,499,108
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	6.484% (1 Mo. SOFR + 2.00%)	#	11/25/2041	2,289,609	2,199,932
Flagstar Mortgage Trust 2021-11IN†	3.00%	#(f)	11/25/2051	4,900,000	4,147,953
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	5.984% (1 Mo. SOFR + 1.50%)	#	10/25/2041	2,866,665	2,756,772
Freddie Mac STACR REMIC Trust 2021-DNA7 M2†	6.284% (1 Mo. SOFR + 1.80%)	#	11/25/2041	2,885,279	2,763,844
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	5.434% (1 Mo. SOFR + .95%)	#	12/25/2041	1,822,435	1,765,190
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	6.784% (1 Mo. SOFR + 2.30%)	#	8/25/2042	5,931,967	5,970,282
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A†	7.134% (1 Mo. SOFR + 2.65%)	#	7/25/2042	4,237,336	4,278,119
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	963,659	872,509
GCAT Trust 2023-NQM1†	4.25%	#(f)	10/25/2057	9,370,375	8,561,137
Great Wolf Trust 2019-WOLF A†	5.711% (1 Mo. Term SOFR + 1.15%)	#	12/15/2036	5,580,000	5,507,541
GS Mortgage Securities Corp. Trust 2018-RIVR A†	5.538% (1 Mo. LIBOR + .95%)	#	7/15/2035	1,245,854	1,162,114
GS Mortgage Securities Corp. Trust 2022-AGSS A†	6.757% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	7,440,000	7,524,920
GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A2†	3.00%	#(f)	1/25/2051	2,646,239	2,243,486
GS Mortgage-Backed Securities Trust 2023-PJ1†	3.50%	#(f)	2/25/2053	4,513,889	3,949,254

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hilton Orlando Trust 2018-ORL A†	5.608% (1 Mo. LIBOR + 1.02%)	#	12/15/2034	$1,920,000	$1,897,286
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,240,000	1,856,556
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(f)	8/5/2034	2,081,000	1,512,827
JP Morgan Mortgage Trust 2021-3 A3†	2.50%	#(f)	7/25/2051	5,422,164	4,414,153
JP Morgan Mortgage Trust 2021-INV8 A2†	3.00%	#(f)	5/25/2052	4,804,216	4,087,821
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.23%	#(f)	7/15/2048	2,449,000	2,198,649
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	5.858% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	956,000	923,384
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(f)	1/26/2060	82,438	75,120
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	474,610	441,471
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(f)	1/26/2060	105,335	100,444
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(f)	2/25/2050	36,020	34,381
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(f)	4/25/2065	1,459,887	1,371,053
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	300,225	284,631
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	1,059,959	974,183
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(f)	3/25/2060	516,352	504,700
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(f)	4/25/2065	786,096	700,882
Wells Fargo Commercial Mortgage Trust 2015-NXS3 AS	3.972%	#(f)	9/15/2057	5,548,000	5,244,036
WFRBS Commercial Mortgage Trust 2014-C23 XA	0.55%	#(f)	10/15/2057	17,263,638	111,036
Total Non-Agency Commercial Mortgage-Backed Securities (cost $159,816,414)					154,652,982

U.S. TREASURY OBLIGATIONS 22.43%
U.S. Treasury Bond	2.00%		11/15/2041	20,350,000	14,717,581
U.S. Treasury Bond	2.375%		11/15/2049	16,027,000	11,828,364
U.S. Treasury Bond	3.625%		2/15/2053	44,618,000	42,491,674
U.S. Treasury Bond	3.875%		2/15/2043	84,273,000	81,771,145
U.S. Treasury Inflation Indexed Bond(h)	1.50%		2/15/2053	11,856,022	11,688,370
U.S. Treasury Inflation Indexed Note(h)	1.625%		10/15/2027	33,568,005	33,565,525
U.S. Treasury Note	3.875%		12/31/2027	18,262,000	17,996,630
U.S. Treasury Note	4.00%		2/29/2028	80,618,000	80,025,962
U.S. Treasury Note(i)	4.125%		1/31/2025	36,848,000	36,371,567
U.S. Treasury Note	4.25%		12/31/2024	187,304,000	185,218,780
Total U.S. Treasury Obligations (cost $520,912,057)					515,675,598
Total Long-Term Investments (cost $2,743,348,125)					2,660,313,110

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 6.85%

U.S. TREASURY OBLIGATIONS 2.50%
U.S. Treasury Bill (Cost $57,342,961)	Zero Coupon	4/11/2023	$57,641,000	$57,340,092

REPURCHASE AGREEMENTS 4.35%
Repurchase Agreement dated 2/28/2023, 4.55% due 3/1/2023 with Barclays Bank plc collateralized by $7,428,000 of U.S. Treasury Bond at 4.25% due 10/15/2025; value: $7,481,853; proceeds: $7,336,077 (cost $7,335,150)			7,335,150	7,335,150
Repurchase Agreement dated 2/28/2023, 4.55% due 3/1/2023 with Barclays Bank plc collateralized by $10,465,000 of U.S. Treasury Bond at 0.75% due 4/30/2026; value: $9,353,355; proceeds: $9,171,115 (cost $9,169,956)			9,169,956	9,169,956
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $69,376,600 of U.S. Treasury Note Bill at 0.000% due 2/22/2024; value: $66,071,776; proceeds: $64,780,151 (cost $64,776,192)			64,776,192	64,776,192
Repurchase Agreement dated 2/28/2023, 4.60% due 3/1/2023 with JPMorgan Securities LLC collateralized by $18,888,000 of U.S. Treasury Bond at 4.125% due 9/30/2027; value: $18,718,446; proceeds: $18,720,322 (cost $18,717,930)			18,717,930	18,717,930
Total Repurchase Agreements (cost $99,999,228)				99,999,228
Total Short-Term Investments (cost $157,342,189)				157,339,320
Total Investments in Securities 122.59% (cost $2,900,690,314)				2,817,652,430
Other Assets and Liabilities – Net(k) (22.59)%				(519,144,610)
Net Assets 100.00%				$2,298,507,820

EUR	Euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $609,630,306, which represents 26.52% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 28, 2023.
(j)	Interest rate to be determined.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at February 28, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs(1)	4.300%	12-Month USD SOFR Index	2/17/2026	$164,224,000	$786,469

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs(1)	12-Month USD SOFR Index	5.180%	2/17/2024	$474,766,000	$(728,980)

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at February 28, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Bank of America	3/13/2023	4,214,000	$4,530,800	$4,460,101	$70,699
Euro	Sell	Goldman Sachs	3/13/2023	874,000	952,327	925,042	27,285
Euro	Sell	J.P. Morgan	3/13/2023	1,470,000	1,601,374	1,555,849	45,525
Euro	Sell	State Street Bank and Trust	3/13/2023	26,092,000	27,720,298	27,615,794	104,504
Euro	Sell	State Street Bank and Trust	3/13/2023	644,000	695,388	681,610	13,778
Euro	Sell	State Street Bank and Trust	3/13/2023	2,118,000	2,304,397	2,241,693	62,704
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$324,495

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	3/13/2023	663,000	$ 724,813	$ 701,720	$(23,093)
Euro	Buy	Bank of America	3/13/2023	100,000	107,416	105,840	(1,576)
Euro	Buy	Morgan Stanley	3/13/2023	837,000	897,345	885,881	(11,464)
Euro	Buy	State Street Bank and Trust	3/13/2023	835,000	890,824	883,765	(7,059)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(43,192)

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bobl	March 2023	135	Short	EUR	(16,148,050)	EUR	(15,549,300)	$633,297
Euro-Bund	March 2023	181	Short		(24,963,069)		(24,056,710)	958,655
U.S. 10-Year Ultra Long Bond	June 2023	498	Short		$(58,361,295)		$(58,359,375)	1,920
U.S. 5-Year Treasury Note	June 2023	1,077	Short		(115,667,126)		(115,297,899)	369,227
U.S. Treasury Bonds	June 2023	217	Short		(27,522,051)		(27,172,469)	349,582
U.S. Ultra Long Bond	June 2023	1,042	Long		140,190,855		140,735,125	544,270
Total Unrealized Appreciation on Futures Contracts								$2,856,951

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2023	260	Long		$29,040,136		$29,030,625	$(9,511)

Reverse Repurchase Agreement Payables as of February 28, 2023

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$16,506,490	$17,057,164 principal, U.S. Treasury Note at 4.125% due 1/31/2025, $16,836,620 fair value	3.45%	2/28/2023	On Demand	$16,508,072
JPMorgan Securities LLC	18,717,930	$18,963,117 principal, U.S. Treasury Note at 4.125% due 1/31/2025, $18,717,930 fair value	3.50%	2/28/2023	On Demand	18,719,750
Total						$35,227,822

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest payable of $1,582 and 1,820, respectively.

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$218,548,451	$7,066,317	$225,614,768
Remaining Industries	–	160,069,965	–	160,069,965
Corporate Bonds	–	790,555,191	–	790,555,191
Floating Rate Loans	–	24,302,453	–	24,302,453
Foreign Government Obligations	–	75,995,997	–	75,995,997
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	24,601,550	–	24,601,550
Government Sponsored Enterprises Pass-Throughs	–	682,381,358	–	682,381,358
Municipal Bonds	–	6,463,248	–	6,463,248
Non-Agency Commercial Mortgage-Backed Securities	–	154,652,982	–	154,652,982
U.S. Treasury Obligations	–	515,675,598	–	515,675,598
Short-Term Investments
U.S. Treasury Obligations	–	57,340,092	–	57,340,092
Repurchase Agreements	–	99,999,228	–	99,999,228
Total	$–	$2,810,586,113	$7,066,317	$2,817,652,430
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$786,469	$–	$786,469
Liabilities	–	(728,980)	–	(728,980)
Forward Foreign Currency Exchange Contracts
Assets	–	324,495	–	324,495
Liabilities	–	(43,192)	–	(43,192)
Futures Contracts
Assets	2,856,951	–	–	2,856,951
Liabilities	(9,511)	–	–	(9,511)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(35,227,822)	–	(35,227,822)
Total	$2,847,440	$(34,889,030)	$–	$32,041,590

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 117.02%

ASSET-BACKED SECURITIES 17.55%

Automobiles 5.74%
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	$339,415	$338,587
Avid Automobile Receivables Trust 2021-1 E†	3.39%	4/17/2028	950,000	848,941
BMW Vehicle Lease Trust 2023-1	5.07%	6/25/2026	3,750,000	3,734,812
Capital One Prime Auto Receivables Trust 2022-1 A2	2.71%	6/16/2025	2,866,002	2,828,110
CarMax Auto Owner Trust 2023-1	4.98%	1/16/2029	2,170,000	2,129,694
CarMax Auto Owner Trust 2023-1	5.19%	1/16/2029	3,975,000	3,905,827
CarMax Auto Owner Trust 2023-1	6.27%	11/15/2029	2,500,000	2,468,426
CPS Auto Receivables Trust 2020-B D†	4.75%	4/15/2026	218,390	217,563
CPS Auto Receivables Trust 2020-B E†	7.38%	6/15/2027	1,300,000	1,310,061
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	277,856	277,447
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	1,300,000	1,299,994
Exeter Automobile Receivables Trust 2022-3A B	4.86%	12/15/2026	2,000,000	1,975,236
Flagship Credit Auto Trust 2019-3 E†	3.84%	12/15/2026	800,000	747,680
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	22,070	22,015
Flagship Credit Auto Trust 2022-3 A3†	4.55%	4/15/2027	2,185,000	2,152,771
Flagship Credit Auto Trust 2022-4 A3†	6.32%	6/15/2027	3,000,000	3,053,547
Flagship Credit Auto Trust 2023-1†	5.01%	8/16/2027	2,850,000	2,822,251
Ford Credit Auto Lease Trust 2023-A	5.29%	6/15/2026	900,000	890,026
Ford Credit Auto Lease Trust 2023-A	5.54%	12/15/2026	1,000,000	987,123
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	2,900,000	2,788,099
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%	10/21/2024	1,481,207	1,463,216
GM Financial Automobile Leasing Trust 2023-1	5.51%	1/20/2027	3,475,000	3,458,619
GM Financial Consumer Automobile Receivables Trust 2023-1	4.66%	2/16/2028	2,375,000	2,356,467
OneMain Direct Auto Receivables Trust 2019-1 A†	3.63%	9/14/2027	1,026,000	989,879
OneMain Direct Auto Receivables Trust 2019-1A C†	4.19%	11/14/2028	1,487,000	1,374,931
Prestige Auto Receivables Trust 2021-1A E†	3.47%	3/15/2029	1,620,000	1,431,461
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%	8/15/2028	2,588,000	2,539,071
Santander Consumer Auto Receivables Trust 2021-AA F†	5.79%	8/15/2028	750,000	692,616
Santander Drive Auto Receivables Trust 2022-5 C	4.74%	10/16/2028	1,730,000	1,690,443
Santander Drive Auto Receivables Trust 2022-6 C	4.96%	11/15/2028	2,090,000	2,048,046

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2023-1	5.09%		5/15/2030	$1,150,000	$1,128,046
Santander Drive Auto Receivables Trust 2023-1	4.98%		2/15/2028	1,050,000	1,035,359
Tricolor Auto Securitization Trust 2021-1A E†	3.23%		9/15/2026	500,000	477,900
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	9,861	9,851
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	1,100,000	999,829
Westlake Automobile Receivables Trust 2023-1A†	5.21%		1/18/2028	3,205,000	3,183,237
Westlake Automobile Receivables Trust 2023-1A	5.74%		8/15/2028	2,130,000	2,125,296
Total					61,802,477

Credit Card 2.02%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/15/2027	3,495,000	3,372,287
American Express Credit Account Master Trust 2022-3 A	3.75%		8/15/2027	2,499,000	2,427,723
Capital One Multi-Asset Execution Trust 2005-B3 B3	5.38% (3 Mo. LIBOR + .55%)	#	5/15/2028	5,275,000	5,181,303
Capital One Multi-Asset Execution Trust 2022-A1 A1	2.80%		3/15/2027	2,445,000	2,334,124
Discover Card Execution Note Trust 2022-A3 A3	3.56%		7/15/2027	4,500,000	4,355,058
Discover Card Execution Note Trust 2022-A4 A	5.03%		10/15/2027	2,965,000	2,968,827
Perimeter Master Note Business Trust 2019-2A C†	7.06%		5/15/2024	750,000	701,388
Perimeter Master Note Business Trust 2021-1A B†	4.17%		12/15/2026	500,000	453,207	(a)
Total					21,793,917

Other 9.79%
ACRES Commercial Realty Ltd. 2021-FL2 A†	6.001% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	2,150,000	2,133,003
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	1,000,000	915,135
Apidos CLO XXVI 2017-26A A2R†	6.295% (3 Mo. LIBOR + 1.50%)	#	7/18/2029	380,000	373,622
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	829,161	736,415
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL2 A†	5.877% (1 Mo. Term SOFR + 1.31%)	#	9/15/2034	2,174,782	2,172,335	(a)
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	7.538% (1 Mo. LIBOR + 2.95%)	#	5/15/2036	130,000	119,710

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	5.658% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	$4,007,000	$3,901,568
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	5.851% (1 Mo. SOFR + 1.45%)	#	1/15/2037	4,500,000	4,463,893
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	6.413% (1 Mo. Term SOFR + 1.85%)	#	5/15/2037	4,548,000	4,530,945
Ares XLII CLO Ltd. 2017-42A BR†	6.315% (3 Mo. LIBOR + 1.50%)	#	1/22/2028	2,000,000	1,966,606
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030	825,000	724,884
Avant Loans Funding Trust 2022-REV1 A†	6.54%		9/15/2031	2,435,000	2,385,624
Bain Capital Credit CLO 2018-2A A1†	5.878% (3 Mo. LIBOR + 1.08%)	#	7/19/2031	2,380,000	2,359,863
Bain Capital Credit CLO 2019-2A AR†	5.892% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	870,000	857,921
Bain Capital Credit CLO Ltd. 2021-1A A†	5.855% (3 Mo. LIBOR + 1.06%)	#	4/18/2034	2,150,000	2,107,332
Ballyrock CLO Ltd. 2023-23A†	6.971% (3 Mo. Term SOFR + 1.98%)	#	4/25/2036	2,950,000	2,944,336
Barings CLO Ltd. 2019-3A A1R†	5.878% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	1,000,000	990,259
BDS Ltd. 2021-FL7 A†	5.661% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	2,547,000	2,480,423
Benefit Street Partners CLO XVII Ltd. 2019-17A AR†	5.872% (3 Mo. LIBOR + 1.08%)	#	7/15/2032	3,250,000	3,215,092
BlueMountain CLO Ltd. 2013-2A A1R†	5.995% (3 Mo. LIBOR + 1.18%)	#	10/22/2030	1,923,339	1,912,914
BlueMountain CLO XXXI Ltd. 2021-31A A1†	5.948% (3 Mo. LIBOR + 1.15%)	#	4/19/2034	2,010,000	1,983,115
Carlyle Global Market Strategies CLO Ltd. 2014-3RA A1A†	5.865% (3 Mo. LIBOR + 1.05%)	#	7/27/2031	2,028,298	2,010,954
Carlyle Global Market Strategies CLO Ltd. 2014-5A A1RR†	5.932% (3 Mo. LIBOR + 1.14%)	#	7/15/2031	1,778,774	1,767,564
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2031	732,785	727,350

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Carlyle US CLO Ltd. 2017-2A A1R†	5.858% (3 Mo. LIBOR + 1.05%)	#	7/20/2031		$1,000,000	$991,875
Carlyle US CLO Ltd. 2019-1A A1AR†	5.888% (3 Mo. LIBOR + 1.08%)	#	4/20/2031		870,000	859,926
Cedar Funding V CLO Ltd. 2016-5A A1R†	5.892% (3 Mo. LIBOR + 1.10%)	#	7/17/2031		700,000	694,995
CIFC Funding V Ltd. 2014-5A A1R2†	5.992% (3 Mo. LIBOR + 1.20%)	#	10/17/2031		410,000	407,471
Dryden 36 Senior Loan Fund 2014-36A BR3†	6.242% (3 Mo. LIBOR + 1.45%)	#	4/15/2029		1,590,000	1,575,856
Encina Equipment Finance LLC 2022-1A A2†	4.88%		11/15/2028		1,674,000	1,627,701
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	781,000	554,673
Galaxy XXVIII CLO Ltd. 2018-28A A2†	6.092% (3 Mo. LIBOR + 1.30%)	#	7/15/2031		$2,750,000	2,733,719
Generate CLO 2 Ltd. 2A AR†	5.965% (3 Mo. LIBOR + 1.15%)	#	1/22/2031		250,000	248,875
Grippen Park CLO Ltd. 2017-1A B†	6.458% (3 Mo. LIBOR + 1.65%)	#	1/20/2030		550,000	544,293
HGI CRE CLO Ltd. 2021-FL2 B†	6.09% (1 Mo. LIBOR + 1.50%)	#	9/17/2036		980,000	940,433
Jamestown CLO VI-R Ltd. 2018-6RA A1†	5.968% (3 Mo. LIBOR + 1.15%)	#	4/25/2030		380,436	377,086
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		630,000	542,528
Lendmark Funding Trust 2021-1A A†	5.12%		7/20/2032		1,500,000	1,462,969
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032		725,000	549,249
LoanCore Issuer Ltd. 2022-CRE7 A†	5.968% (1 Mo. SOFR + 1.55%)	#	1/17/2037		1,530,000	1,499,669
M360 LLC 2019-CRE2 B†	6.927% (1 Mo. Term SOFR + 2.36%)	#	9/15/2034		24,517	24,288
Magnetite VII Ltd. 2012-7A A1R2†	5.592% (3 Mo. LIBOR + .80%)	#	1/15/2028		1,421,303	1,414,406
Marble Point CLO XVII Ltd. 2020-1A A†	6.108% (3 Mo. LIBOR + 1.30%)	#	4/20/2033		428,920	423,274
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036		550,000	432,496
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036		400,000	304,279
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031		1,100,000	1,053,484
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		814,635	792,486

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 LLC 2022-FL9 A†	6.714% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	$5,897,000	$5,919,008
MF1 Ltd. 2022-FL8 A†	5.784% (1 Mo. SOFR + 1.35%)	#	2/19/2037	1,900,000	1,875,008
Mountain View CLO LLC 2017-1A BR†	6.542% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	250,000	246,656
Octagon Investment Partners XV Ltd. 2013-1A A1RR†	5.768% (3 Mo. LIBOR + .97%)	#	7/19/2030	1,955,847	1,942,176
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	5.818% (3 Mo. LIBOR + 1.00%)	#	1/25/2031	3,000,000	2,979,394
Octane Receivables Trust 2022-2A B†	5.85%		7/20/2028	3,828,000	3,787,723
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100,000	98,409
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	1,700,000	1,507,915
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	280,000	236,450
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	13,158	12,574
RAD CLO 6 Ltd. 2019-6A A1†	6.188% (3 Mo. LIBOR + 1.38%)	#	1/20/2033	1,500,000	1,492,700
Rad CLO Ltd. 2020-7A A1†	5.992% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	3,470,768	3,437,323
Rockford Tower CLO Ltd. 2018-1A A†	6.015% (3 Mo. LIBOR + 1.10%)	#	5/20/2031	980,022	974,055
Romark CLO Ltd. 2017-1A A2R†	6.465% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	830,000	816,576
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	402,000	389,026
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	2,252,000	2,060,584
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	3,069,308	2,740,076
Signal Peak CLO Ltd. 2020-8A A†	6.078% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	2,000,000	1,980,229
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	657,249	518,166
TCW CLO Ltd. 2022 1A A1†	5.994% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	1,000,000	995,565
TICP CLO IX Ltd. 2017-9A A†	5.948% (3 Mo. LIBOR + 1.14%)	#	1/20/2031	1,617,484	1,610,382
TRTX Issuer Ltd. 2019-FL3 C†	6.778% (1 Mo. Term SOFR + 2.21%)	#	10/15/2034	411,000	389,829
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	500,000	482,889
VERDE CLO Ltd. 2019-1A AR†	5.892% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	1,040,000	1,027,090
Total					105,356,697
Total Asset-Backed Securities (cost $191,966,346)					188,953,091

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 45.22%

Aerospace/Defense 0.19%
Bombardier, Inc. (Canada)†(c)	6.00%		2/15/2028	$762,000	$714,638
TransDigm, Inc.	4.625%		1/15/2029	1,521,000	1,308,680
Total					2,023,318

Agriculture 1.24%
BAT Capital Corp.	3.222%		8/15/2024	5,934,000	5,721,769
Cargill, Inc.†	4.00%		6/22/2032	2,950,000	2,723,291
Philip Morris International, Inc.	5.625%		11/17/2029	2,959,000	3,000,029
Viterra Finance BV (Netherlands)†(c)	3.20%		4/21/2031	1,208,000	921,210
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	1,013,000	960,407
Total					13,326,706

Airlines 0.37%
Allegiant Travel Co.†	7.25%		8/15/2027	1,581,000	1,554,755
American Airlines, Inc.†	11.75%		7/15/2025	340,000	373,211
British Airways 20-1 Trust 2020-1 A (United Kingdom)†(c)	4.25%		5/15/2034	674,199	629,426
Delta Air Lines, Inc.†	7.00%		5/1/2025	517,000	527,923
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	949,000	883,424
Total					3,968,739

Apparel 0.02%
Levi Strauss & Co.†	3.50%		3/1/2031	293,000	239,838

Auto Manufacturers 0.47%
Daimler Truck Finance North America LLC†	5.20%		1/17/2025	1,398,000	1,389,709
Ford Motor Co.	3.25%		2/12/2032	2,895,000	2,197,963
Ford Motor Credit Co. LLC	7.35%		11/4/2027	1,434,000	1,456,371
Total					5,044,043

Banks 8.98%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	1,000,000	760,426
Bank of America Corp.	1.486% (SOFR + 1.46%)	#	5/19/2024	2,546,000	2,522,526
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	609,000	512,301
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	4,431,000	3,595,457
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	497,000	475,510

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	$3,956,000	$3,650,038
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	5,514,000	5,123,011
Bank of New York Mellon Corp. (The)	4.596% (SOFR + 1.76%)	#	7/26/2030	1,601,000	1,544,984
BankUnited, Inc.	5.125%		6/11/2030	1,300,000	1,239,728
BNP Paribas SA (France)†(c)	4.375% (5 Yr. Swap rate + 1.48%)	#	3/1/2033	1,500,000	1,362,404
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	4,000,000	3,330,993
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	3,150,000	2,962,040
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	4,539,000	4,143,127
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	394,000	386,875
Danske Bank A/S (Denmark)†(c)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	2,345,000	2,295,748
Danske Bank A/S (Denmark)†(c)	4.375%		6/12/2028	800,000	751,130
Danske Bank A/S (Denmark)†(c)	5.375%		1/12/2024	1,360,000	1,356,383
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%)	#	8/9/2028	1,475,000	1,411,264
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	6,000,000	4,716,216
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032	4,000,000	3,243,346
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	8,718,000	7,187,342
M&T Bank Corp.	5.053% (SOFR + 1.85%)		1/27/2034	2,637,000	2,517,950
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	1,196,000	1,011,593
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	980,000	777,499
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	5,213,000	4,995,082
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	3,612,000	2,811,639
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	1,170,000	873,528
Morgan Stanley	4.00%		7/23/2025	959,000	934,972

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	$4,000,000	$3,768,082
Morgan Stanley	5.05% (SOFR + 1.29%)	#	1/28/2027	1,335,000	1,320,226
National Australia Bank Ltd. (Australia)†(c)	3.933% (5 Yr. Treasury CMT + 1.88%)	#	8/2/2034	1,425,000	1,237,312
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	1,391,000	1,432,161
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	2,430,000	2,232,011
Toronto-Dominion Bank (The) (Canada)(c)	4.456%		6/8/2032	3,161,000	2,977,608
UBS AG (Switzerland)(c)	5.125%		5/15/2024	3,045,000	3,018,204
UBS Group AG (Switzerland)†(c)	5.711% (1 Yr. Treasury CMT + 1.55%)	#	1/12/2027	2,940,000	2,935,198
US Bancorp	4.839% (SOFR + 1.60%)		2/1/2034	2,457,000	2,353,235
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	1,849,000	1,765,070
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	2,358,000	2,193,499
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	2,000,000	1,769,500
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	2,457,000	2,078,955
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031	215,000	187,272
Westpac Banking Corp. (Australia)(c)	2.894% (5 Yr. Treasury CMT + 1.35%)	#	2/4/2030	399,000	371,106
Westpac Banking Corp. (Australia)(c)	4.11% (5 Yr. Treasury CMT + 2.00%)	#	7/24/2034	550,000	486,955
Total					96,619,506

Beverages 0.34%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	1,808,000	1,698,221
Constellation Brands, Inc.	3.15%		8/1/2029	2,214,000	1,943,255
Total					3,641,476

Biotechnology 0.43%
Amgen, Inc.(d)	5.25%		3/2/2030	4,305,000	4,285,664
Baxalta, Inc.	4.00%		6/23/2025	311,000	301,697
Total					4,587,361

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Building Materials 0.28%
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		$1,726,000	$1,533,836
Standard Industries, Inc.†	4.375%		7/15/2030		1,793,000	1,494,429
Total						3,028,265

Chemicals 0.61%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		1,487,000	1,322,486
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		4,232,000	3,750,016
OCP SA (Malaysia)†(c)	3.75%		6/23/2031		1,800,000	1,448,817
Total						6,521,319

Coal 0.14%
SunCoke Energy, Inc.†	4.875%		6/30/2029		1,800,000	1,530,007

Commercial Services 0.51%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%		7/30/2027		1,900,000	1,516,185
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(c)	4.625%		6/1/2028		1,725,000	1,417,063
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%		4/1/2028		1,021,000	907,057
Global Payments, Inc.	4.00%		6/1/2023		1,635,000	1,627,575
Total						5,467,880

Computers 0.69%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028		2,363,000	2,099,856
International Business Machines Corp.(b)	1.50%		5/23/2029	EUR	1,329,000	1,218,491
International Business Machines Corp.(b)	3.75%		2/6/2035	EUR	1,527,000	1,552,435
Leidos, Inc.	5.75%		3/15/2033		$2,641,000	2,609,690
Total						7,480,472

Cosmetics/Personal Care 0.21%
GSK Consumer Healthcare Capital US LLC	3.625%		3/24/2032		2,540,000	2,220,305

Diversified Financial Services 2.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024		3,000,000	2,787,778
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024		1,050,000	1,040,030
Aircastle Ltd.†	2.85%		1/26/2028		2,419,000	2,057,969
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033		2,326,000	2,177,609
Aviation Capital Group LLC†	1.95%		1/30/2026		315,000	278,419
Aviation Capital Group LLC†	5.50%		12/15/2024		1,177,000	1,162,277

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026		$2,000,000	$1,752,835
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%	7/1/2024		500,000	483,741
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026		9,871,000	9,166,789
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%	5/15/2024		418,000	411,539
Intercontinental Exchange, Inc.	4.00%	9/15/2027		3,973,000	3,867,521
Navient Corp.	5.50%	3/15/2029		1,850,000	1,567,488
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027		18,000	17,097
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		303,000	250,024
OneMain Finance Corp.	6.625%	1/15/2028		1,579,000	1,471,956
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024		382,000	377,583
Total					28,870,655

Electric 3.77%
American Transmission Systems, Inc.†	2.65%	1/15/2032		4,000,000	3,281,022
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028		772,000	717,210
Constellation Energy Generation LLC	5.80%	3/1/2033		3,848,000	3,895,129
Constellation Energy Generation LLC	6.25%	10/1/2039		2,000,000	2,062,369
Duke Energy Corp.	4.50%	8/15/2032		3,713,000	3,439,595
Enel Finance International NV(b)	0.50%	6/17/2030	EUR	2,898,000	2,342,377
Entergy Corp.	0.90%	9/15/2025		$2,675,000	2,380,255
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%	2/11/2025		1,100,000	1,083,159
Indianapolis Power & Light Co.†	5.65%	12/1/2032		2,349,000	2,414,391
IPALCO Enterprises, Inc.	4.25%	5/1/2030		3,050,000	2,766,197
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030		2,150,000	1,931,415
NRG Energy, Inc.†	4.45%	6/15/2029		2,046,000	1,822,758
Oglethorpe Power Corp.	5.95%	11/1/2039		1,050,000	1,038,542
Oklahoma Gas & Electric Co.	5.40%	1/15/2033		3,311,000	3,325,628
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(c)	3.00%	6/30/2030		2,055,000	1,723,323
Southern Co. (The)	4.475%	8/1/2024		4,523,000	4,456,881
TenneT Holding BV(b)	0.875%	6/16/2035	EUR	2,506,000	1,921,843
Total					40,602,094

Electronics 0.41%
Honeywell International, Inc.(b)	4.125%	11/2/2034	EUR	1,455,000	1,524,998
Trimble, Inc.(d)	6.10%	3/15/2033		$2,885,000	2,876,956
Total					4,401,954

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Energy-Alternate Sources 0.04%
TerraForm Power Operating LLC†	4.75%	1/15/2030		$469,000	$405,996

Engineering & Construction 0.35%
Cellnex Finance Co. S.A. (Spain)†(c)	3.875%	7/7/2041		500,000	358,232
Fluor Corp.	4.25%	9/15/2028		1,015,000	916,812
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		2,582,000	2,539,414
Total					3,814,458

Entertainment 0.39%
Caesars Entertainment, Inc.†	4.625%	10/15/2029		1,200,000	1,027,452
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		983,000	895,641
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		404,000	352,292
Penn Entertainment, Inc.†	4.125%	7/1/2029		1,089,000	884,769
Warnermedia Holdings, Inc.†	3.428%	3/15/2024		1,080,000	1,054,349
Total					4,214,503

Food 0.18%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		764,000	647,421
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		431,000	378,668
Post Holdings, Inc.†	4.625%	4/15/2030		600,000	520,821
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		375,000	353,773
Total					1,900,683

Forest Products & Paper 0.08%
Mercer International, Inc. (Canada)(c)	5.125%	2/1/2029		1,096,000	899,836

Gas 1.53%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032		2,550,000	2,401,659
CenterPoint Energy Resources Corp.	5.40%	3/1/2033		2,822,000	2,857,106
East Ohio Gas Co. (The)†	1.30%	6/15/2025		2,649,000	2,392,862
National Fuel Gas Co.	3.95%	9/15/2027		2,836,000	2,616,952
National Fuel Gas Co.	5.50%	1/15/2026		1,308,000	1,303,438
NiSource, Inc.	2.95%	9/1/2029		2,977,000	2,572,102
ONE Gas, Inc.	1.10%	3/11/2024		451,000	431,405
Southwest Gas Corp.	4.05%	3/15/2032		2,156,000	1,924,750
Total					16,500,274

Health Care-Products 0.66%
GE HealthCare Technologies, Inc.†	5.65%	11/15/2027		4,744,000	4,810,407
Thermo Fisher Scientific, Inc.(b)	3.65%	11/21/2034	EUR	2,310,000	2,351,139
Total					7,161,546

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 2.59%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	$253,000	$230,491
Centene Corp.	2.45%	7/15/2028	2,700,000	2,269,728
Centene Corp.	3.375%	2/15/2030	6,500,000	5,491,553
Centene Corp.	4.25%	12/15/2027	962,000	889,802
Elevance Health, Inc.	2.25%	5/15/2030	2,750,000	2,269,038
Elevance Health, Inc.	5.125%	2/15/2053	2,263,000	2,147,919
Elevance Health, Inc.	5.50%	10/15/2032	2,250,000	2,288,666
Humana, Inc.	1.35%	2/3/2027	2,892,000	2,491,043
Humana, Inc.	5.875%	3/1/2033	3,486,000	3,588,968
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	1,138,000	963,954
Molina Healthcare, Inc.†	3.875%	11/15/2030	537,000	452,967
Tenet Healthcare Corp.	6.125%	10/1/2028	1,325,000	1,226,818
UnitedHealth Group, Inc.	4.00%	5/15/2029	3,741,000	3,548,699
Total				27,859,646

Insurance 0.77%
Assurant, Inc.	2.65%	1/15/2032	515,000	386,796
Assurant, Inc.	3.70%	2/22/2030	312,000	269,085
F&G Global Funding†	5.15%	7/7/2025	1,250,000	1,213,530
GA Global Funding Trust†	3.85%	4/11/2025	2,577,000	2,461,054
Metropolitan Life Global Funding I†	4.05%	8/25/2025	558,000	542,056
New York Life Global Funding†	4.55%	1/28/2033	3,003,000	2,893,518
Protective Life Corp.	8.45%	10/15/2039	393,000	485,603
Total				8,251,642

Internet 1.47%
Amazon.com, Inc.	4.70%	12/1/2032	7,612,000	7,528,205
Netflix, Inc.	5.875%	11/15/2028	2,924,000	2,967,860
Netflix, Inc.	6.375%	5/15/2029	1,559,000	1,621,547
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	2,300,000	2,046,917
Tencent Holdings Ltd. (China)(c)	3.925%	1/19/2038	2,000,000	1,616,741
Total				15,781,270

Iron-Steel 0.12%
Commercial Metals Co.	4.125%	1/15/2030	424,000	370,134
United States Steel Corp.	6.875%	3/1/2029	881,000	882,304
Total				1,252,438

Leisure Time 0.50%
Carnival Corp.†	9.875%	8/1/2027	1,550,000	1,579,574
Life Time, Inc.†	5.75%	1/15/2026	401,000	384,569

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time (continued)
NCL Corp. Ltd.†	5.875%	2/15/2027	$1,537,000	$1,427,043
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	1,184,000	1,041,841
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	900,000	932,690
Total				5,365,717

Lodging 0.06%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	364,000	334,316
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	390,000	363,596
Total				697,912

Machinery-Diversified 0.41%
Chart Industries, Inc.†	9.50%	1/1/2031	1,497,000	1,566,304
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	2,100,000	1,946,387
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	982,000	890,666
Total				4,403,357

Media 0.50%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	713,000	600,296
DISH Network Corp.†	11.75%	11/15/2027	1,393,000	1,413,031
FactSet Research Systems, Inc.	3.45%	3/1/2032	3,397,000	2,858,236
Gray Escrow II, Inc.†	5.375%	11/15/2031	724,000	538,405
Total				5,409,968

Mining 0.75%
Alcoa Nederland Holding BV (Netherlands)†(c)	4.125%	3/31/2029	381,000	338,766
Alcoa Nederland Holding BV (Netherlands)†(c)	6.125%	5/15/2028	627,000	617,264
Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	1,550,000	1,453,447
Corp. Nacional del Cobre de Chile (Chile)†(c)	5.125%	2/2/2033	1,946,000	1,894,526
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.375%	4/1/2031	2,438,000	2,059,832
Glencore Funding LLC†	4.875%	3/12/2029	1,283,000	1,240,119
Hecla Mining Co.	7.25%	2/15/2028	164,000	159,790
Novelis Corp.†	3.875%	8/15/2031	414,000	335,889
Total				8,099,633

Miscellaneous Manufacturing 0.06%
Amsted Industries, Inc.†	4.625%	5/15/2030	312,000	275,059
Hillenbrand, Inc.	3.75%	3/1/2031	408,000	334,169
Total				609,228

Multi-National 0.09%
Inter-American Investment Corp.	2.625%	4/22/2025	1,080,000	1,028,335

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 3.48%
Antero Resources Corp.†	5.375%	3/1/2030	$2,334,000	$2,128,837
California Resources Corp.†	7.125%	2/1/2026	296,000	298,612
Callon Petroleum Co.†	8.00%	8/1/2028	567,000	556,553
Comstock Resources, Inc.†	6.75%	3/1/2029	474,000	436,661
Continental Resources, Inc.†	5.75%	1/15/2031	6,500,000	6,158,278
Diamondback Energy, Inc.	3.125%	3/24/2031	1,000,000	839,319
Diamondback Energy, Inc.	3.50%	12/1/2029	5,309,000	4,692,115
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	1,556,000	1,492,056
EQT Corp.	7.00%	2/1/2030	3,200,000	3,307,248
Gulfport Energy Corp.†	8.00%	5/17/2026	703,517	684,494
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	1,193,000	1,080,941
Occidental Petroleum Corp.	6.125%	1/1/2031	168,000	169,426
Occidental Petroleum Corp.	6.625%	9/1/2030	1,576,000	1,621,586
Ovintiv, Inc.	6.50%	2/1/2038	2,245,000	2,204,708
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	2,652,000	2,360,110
PDC Energy, Inc.	5.75%	5/15/2026	745,000	712,489
Permian Resources Operating LLC†	7.75%	2/15/2026	385,000	379,643
Petroleos Mexicanos (Mexico)(c)	6.70%	2/16/2032	2,817,000	2,242,012
Precision Drilling Corp. (Canada)†(c)	6.875%	1/15/2029	1,170,000	1,055,937
PTTEP Treasury Center Co. Ltd. (Thailand)†(c)	2.993%	1/15/2030	1,900,000	1,660,685
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	2,925,000	2,584,674
Vital Energy, Inc.	9.50%	1/15/2025	765,000	771,912
Total				37,438,296

Oil & Gas Services 0.12%
NOV, Inc.	3.60%	12/1/2029	1,500,000	1,329,458

Packaging & Containers 0.08%
Ball Corp.	2.875%	8/15/2030	424,000	338,882
Silgan Holdings, Inc.	4.125%	2/1/2028	575,000	526,726
Total				865,608

Pharmaceuticals 2.06%
180 Medical, Inc.†	3.875%	10/15/2029	866,000	754,853
AbbVie, Inc.	3.20%	11/21/2029	4,941,000	4,372,073
Bayer Corp.†	6.65%	2/15/2028	203,000	210,628
Bayer US Finance II LLC†	4.25%	12/15/2025	2,694,000	2,606,773
Cigna Group (The)	2.40%	3/15/2030	5,376,000	4,496,215
Cigna Group (The)	4.375%	10/15/2028	292,000	280,560

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
CVS Health Corp.	1.75%	8/21/2030	$1,745,000	$1,363,036
CVS Health Corp.	3.25%	8/15/2029	6,050,000	5,346,128
CVS Health Corp.	5.05%	3/25/2048	3,050,000	2,739,740
Total				22,170,006

Pipelines 1.18%
Buckeye Partners LP	8.835% (3 Mo. LIBOR + 4.02%)	1/22/2078	361,000	316,307
Cheniere Energy Partners LP	3.25%	1/31/2032	437,000	350,717
CNX Midstream Partners LP†	4.75%	4/15/2030	1,246,000	1,022,914
EIG Pearl Holdings Sarl (Luxembourg)†(c)	3.545%	8/31/2036	2,000,000	1,678,736
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%	9/30/2040	3,162,000	2,416,839
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	1,129,000	1,106,900
NGPL PipeCo LLC†	3.25%	7/15/2031	600,000	496,377
NGPL PipeCo LLC†	4.875%	8/15/2027	2,750,000	2,629,774
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,912,000	1,910,532
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	938,000	807,735
Total				12,736,831

Real Estate 0.17%
American Tower Corp.	2.95%	1/15/2025	1,912,000	1,820,788

REITS 1.04%
American Tower Corp.	3.80%	8/15/2029	3,726,000	3,361,889
Crown Castle, Inc.	2.10%	4/1/2031	3,000,000	2,351,991
Crown Castle, Inc.	3.30%	7/1/2030	4,627,000	4,032,847
EPR Properties	4.95%	4/15/2028	701,000	624,202
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	831,000	825,869
Total				11,196,798

Retail 0.77%
7-eleven, Inc.†	0.80%	2/10/2024	1,620,000	1,547,818
Asbury Automotive Group, Inc.†	5.00%	2/15/2032	1,125,000	960,191
Gap, Inc. (The)†	3.875%	10/1/2031	1,865,000	1,340,180
Lowe’s Cos., Inc.	5.00%	4/15/2033	2,817,000	2,712,961
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	777,000	706,658
Victoria’s Secret & Co.†	4.625%	7/15/2029	1,195,000	975,735
Total				8,243,543

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Semiconductors 0.22%
Broadcom, Inc.†	4.15%		4/15/2032		$1,663,000	$1,467,077
Entegris, Inc.†	3.625%		5/1/2029		353,000	293,029
Microchip Technology, Inc.	4.333%		6/1/2023		598,000	596,112
Total						2,356,218

Software 1.38%
Cloud Software Group Holdings, Inc.†	6.50%		3/31/2029		1,790,000	1,552,405
MSCI, Inc.†	3.625%		11/1/2031		2,579,000	2,159,126
Oracle Corp.	2.875%		3/25/2031		3,491,000	2,895,573
Oracle Corp.	6.25%		11/9/2032		3,185,000	3,317,135
ServiceNow, Inc.	1.40%		9/1/2030		3,000,000	2,287,043
Twilio, Inc.	3.875%		3/15/2031		260,000	213,155
Workday, Inc.	3.80%		4/1/2032		2,750,000	2,422,547
Total						14,846,984

Sovereign 0.39%
Export Finance & Insurance Corp. (Australia)†(c)	4.625%		10/26/2027		4,239,000	4,253,942

Telecommunications 2.36%
AT&T, Inc.	4.30%		2/15/2030		6,709,000	6,298,573
Frontier Communications Holdings LLC†	5.00%		5/1/2028		998,000	876,753
Sprint Capital Corp.	6.875%		11/15/2028		2,226,000	2,336,187
Sprint Capital Corp.	8.75%		3/15/2032		380,000	452,751
T-Mobile USA, Inc.	3.50%		4/15/2025		814,000	779,884
T-Mobile USA, Inc.	3.875%		4/15/2030		8,600,000	7,801,934
Verizon Communications, Inc.	2.355%		3/15/2032		4,000,000	3,146,583
Verizon Communications, Inc.(b)	4.25%		10/31/2030	EUR	3,475,000	3,701,099
Total						25,393,764

Trucking & Leasing 0.08%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028		$1,015,000	907,600
Total Corporate Bonds (cost $506,538,263)						486,790,216

FLOATING RATE LOANS(e) 1.20%

Airlines 0.10%
Mileage Plus Holdings LLC 2020 Term Loan B	–	(f)	6/21/2027		1,000,000	1,042,940

Electric 0.10%
Vistra Operations Company LLC 1st Lien Term Loan B3	–	(f)	12/31/2025		1,100,000	1,099,236

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Financial 0.02%
LPL Holdings, Inc. 2019 Term Loan B1	–	(f)	11/12/2026	$241,312	$241,124

Health Care Products 0.02%
Medline Borrower, LP USD Term Loan B	–	(f)	10/23/2028	165,000	159,350

Information Technology 0.11%
Uber Technologies, Inc. 2023 Term Loan B	–	(f)	2/27/2030	1,207,740	1,208,996

Lodging 0.28%
Hilton Domestic Operating Company, Inc. 2019 Term Loan B2	6.455% (1 Mo. Term SOFR + 1.75%)		6/22/2026	3,000,000	2,999,565

Media 0.26%
Charter Communications Operating, LLC 2019 Term Loan B1	–	(f)	4/30/2025	2,573,415	2,573,582
Charter Communications Operating, LLC 2019 Term Loan B2	–	(f)	2/1/2027	257,738	255,837
Total					2,829,419

Pharmaceuticals 0.25%
Option Care Health, Inc. 2021 Term Loan B	–	(f)	10/27/2028	1,100,000	1,100,919
Organon & Co USD Term Loan	–	(f)	6/2/2028	1,610,000	1,597,297
Total					2,698,216

Utilities 0.06%
Calpine Corporation 2020 Term Loan B5	–	(f)	12/16/2027	587,316	587,069
Total Floating Rate Loans (cost $12,870,479)					12,865,915

FOREIGN GOVERNMENT OBLIGATIONS(c) 3.43%

Canada 0.23%
Province of Ontario Canada	3.10%		5/19/2027	2,609,000	2,462,761

Japan 1.23%
Japan Bank for International Cooperation	4.25%		1/26/2026	12,524,000	12,310,426
Japan International Cooperation Agency	3.25%		5/25/2027	990,000	926,546
Total					13,236,972

Mexico 0.16%
Mexico Government International Bond	4.40%		2/12/2052	2,200,000	1,674,037

Nigeria 0.05%
Republic of Nigeria†	7.143%		2/23/2030	720,000	558,580

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Panama 0.27%
Republic of Panama	2.252%		9/29/2032	$3,830,000	$2,861,705

Saudi Arabia 0.27%
Saudi Government International Bond†	4.875%		7/18/2033	2,906,000	2,864,517

Senegal 0.12%
Republic of Senegal†	6.25%		5/23/2033	1,500,000	1,248,900

South Africa 0.21%
Republic of South Africa Government International Bond	5.875%		4/20/2032	2,580,000	2,307,900

Sri Lanka 0.01%
Sri Lanka Government International Bond(j)	5.875%		7/25/2022	290,000	113,032

Sweden 0.80%
Svensk Exportkredit AB	4.375%		2/13/2026	8,748,000	8,647,657

Turkey 0.08%
Turkiye Ihracat Kredi Bankasi AS†	9.375%		1/31/2026	900,000	887,850
Total Foreign Government Obligations (cost $38,043,315)					36,863,911

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.69%
Freddie Mac Multifamily Structured Pass Through Certificates A2	3.123%	#(g)	8/25/2032	2,769,000	2,481,361
Freddie Mac Multifamily Structured Pass Through Certificates K145 A2	2.58%		5/25/2032	2,865,000	2,459,999
Freddie Mac Multifamily Structured Pass Through Certificates K149 A2	3.53%	#(g)	8/25/2032	1,063,000	986,709
Freddie Mac Multifamily Structured Pass Through Certificates K-150 A2	3.71%	#(g)	9/25/2032	1,551,000	1,460,778
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	4,429	3,921
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $7,380,440)					7,392,768

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.18%
Fannie Mae or Freddie Mac(h)	2.00%		TBA	4,074,000	3,324,050
Fannie Mae or Freddie Mac(h)	2.50%		TBA	7,849,000	6,660,306
Fannie Mae or Freddie Mac(h)	3.00%		TBA	10,070,000	8,870,451
Fannie Mae or Freddie Mac(h)	3.50%		TBA	6,273,000	5,711,861
Fannie Mae or Freddie Mac(h)	4.00%		TBA	6,488,000	6,091,624
Fannie Mae or Freddie Mac(h)	4.50%		TBA	4,007,000	3,861,746

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Fannie Mae or Freddie Mac(h)	5.00%		TBA	$10,272,000	$10,237,018
Fannie Mae or Freddie Mac(h)	5.50%		TBA	17,278,000	17,279,588
Fannie Mae or Freddie Mac(h)	6.00%		TBA	11,603,000	11,733,477
Fannie Mae or Freddie Mac(h)	6.50%		TBA	7,151,000	7,317,449
Fannie Mae Pool	2.00%		6/1/2051 - 11/1/2051	1,924,198	1,575,993
Fannie Mae Pool	2.50%		1/1/2051 - 5/1/2052	17,152,054	14,691,356
Fannie Mae Pool	3.00%		12/1/2048 - 1/1/2051	1,734,293	1,555,029
Fannie Mae Pool	3.50%		7/1/2045 - 4/1/2052	3,302,168	3,050,198
Fannie Mae Pool	4.00%		5/1/2052 - 6/1/2052	3,439,505	3,274,450
Fannie Mae Pool	5.00%		7/1/2052 - 8/1/2052	3,540,448	3,527,840
Freddie Mac Pool	2.50%		11/1/2050 - 7/1/2051	7,226,390	6,175,172
Freddie Mac Pool	3.50%		2/1/2046	900,959	841,854
Freddie Mac Pool	4.50%		8/1/2052	2,241,732	2,190,943
Freddie Mac Pool	5.00%		7/1/2052 - 8/1/2052	4,909,049	4,889,636
Ginnie Mae(h)	3.00%		TBA	15,617,000	13,963,445
Ginnie Mae(h)	3.50%		TBA	4,661,000	4,284,297
Ginnie Mae(h)	4.00%		TBA	5,432,000	5,133,452
Ginnie Mae(h)	4.50%		TBA	11,338,000	11,001,846
Ginnie Mae(h)	5.00%		TBA	44,519,000	43,999,032
Ginnie Mae(h)	5.50%		TBA	31,265,000	31,354,154
Ginnie Mae(h)	6.00%		TBA	32,659,000	33,082,387
Ginnie Mae(h)	6.50%		TBA	5,239,000	5,358,080
Total Government Sponsored Enterprises Pass-Throughs (cost $273,225,649)					271,036,734

MUNICIPAL BONDS 0.16%

Government
State of Illinois GO (cost $1,773,348)	5.10%		6/1/2033	1,760,000	1,731,446

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.12%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(g)	12/25/2059	23,972	22,617
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	6.188% (1 Mo. LIBOR + 1.60%)	#	3/15/2034	100,000	98,494

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust 2018-TALL E†	7.025% (1 Mo. LIBOR + 2.44%)	#	3/15/2037	$64,000	$38,476
BBCMS Mortgage Trust 2019-BWAY A†	5.633% (1 Mo. Term SOFR + 1.07%)	#	11/15/2034	311,000	291,896
BBCMS Mortgage Trust 2019-BWAY B†	5.987% (1 Mo. Term SOFR + 1.42%)	#	11/15/2034	87,000	79,929
BBCMS Mortgage Trust 2019-BWAY C†	6.287% (1 Mo. Term SOFR + 1.72%)	#	11/15/2034	350,000	315,589
BFLD 2019-DPLO F†	7.128% (1 Mo. LIBOR + 2.54%)	#	10/15/2034	1,070,000	1,042,059
BHMS 2018-ATLS A†	5.838% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	3,384,409	3,325,456
BHMS 2018-ATLS C†	6.488% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	2,000,000	1,925,052
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(g)	3/25/2060	1,093,746	1,024,803
BX Commercial Mortgage Trust 2021-ACNT A†	5.438% (1 Mo. LIBOR + .85%)	#	11/15/2038	2,250,000	2,214,446
BX Commercial Mortgage Trust 2021-XL2 A†	5.277% (1 Mo. LIBOR + .69%)	#	10/15/2038	2,780,145	2,713,850
BX Trust 2021-ARIA E†	6.833% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	2,000,000	1,890,654
BX Trust 2021-RISE A†	5.336% (1 Mo. LIBOR + .75%)	#	11/15/2036	1,300,000	1,273,841
BX Trust 2022-LBA6 A†	5.563% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	2,340,000	2,301,979
CF Trust 2019-BOSS A1†	7.838% (1 Mo. LIBOR + 3.25%)	#	12/15/2024	222,000	207,757
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	97,572	89,556
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485,000	269,801
Citigroup Mortgage Loan Trust 2022-J1 AIOS†	0.08%	#(g)	2/25/2052	135,448,668	571,593
COMM Mortgage Trust 2014-CR17 AM	4.174%		5/10/2047	2,170,000	2,104,108
COMM Mortgage Trust 2015-LC21	4.043%	#(g)	7/10/2048	1,994,000	1,888,084
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	94,488	82,931
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(g)	8/10/2047	835,000	574,599

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(g)	12/10/2047	$50,000	$47,164
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.297%	#(g)	2/10/2048	707,000	512,828
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.291%	#(g)	7/10/2050	10,000	9,038
Connecticut Avenue Securities Trust 2019-R05 1B1†	8.717% (1 Mo. LIBOR + 4.10%)	#	7/25/2039	1,248,218	1,281,572
Connecticut Avenue Securities Trust 2022-R05 2M1†	6.384% (1 Mo. SOFR + 1.90%)	#	4/25/2042	2,121,498	2,116,561
Connecticut Avenue Securities Trust 2022-R06 1M1†	7.234% (1 Mo. SOFR + 2.75%)	#	5/25/2042	1,670,209	1,702,131
Connecticut Avenue Securities Trust 2022-R08 1M1†	7.034% (1 Mo. SOFR + 2.55%)	#	7/25/2042	2,615,728	2,643,593
Connecticut Avenue Securities Trust 2023-R01†	6.893% (1 Mo. SOFR + 2.40%)	#	12/25/2042	2,448,120	2,467,838
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	47,424	46,463
Credit Suisse Mortgage Capital Certificates Trust 2020-NQM1 A1†	1.208%		5/25/2065	283,707	256,678
CS Master Trust 2021-AHP A†	8.53% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	400,000	399,320
CS Master Trust 2021-BLUF A†	8.758% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	200,000	198,791
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214,129	182,577
CSMC 2021-BHAR C†	6.588% (1 Mo. LIBOR + 2.00%)	#	11/15/2038	880,000	849,106
CSMC Trust 2020-AFC1 A1†	2.24%	#(g)	2/25/2050	79,061	73,127
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(g)	8/25/2066	2,674,867	2,278,826
EFMT 2023-1†	5.732%		2/25/2068	3,079,355	3,045,080
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(g)	10/25/2065	46,015	41,301
Fannie Mae 2023-R02†	6.793% (1 Mo. SOFR + 2.30%)	#	1/25/2043	2,129,197	2,144,808
Fannie Mae 2023-R02†	7.843% (1 Mo. SOFR + 3.35%)	#	1/25/2043	850,000	855,786

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust 2021-4†	2.50%	#(g)	6/1/2051	$5,047,399	$4,097,004
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	5.334% (1 Mo. SOFR + .85%)	#	9/25/2041	1,456,990	1,405,146
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	5.434% (1 Mo. SOFR + .95%)	#	12/25/2041	671,335	650,247
Freddie Mac STACR REMIC Trust 2022-HQA1 M1A†	6.584% (1 Mo. SOFR + 2.10%)	#	3/25/2042	1,961,967	1,966,588
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	6.784% (1 Mo. SOFR + 2.30%)	#	8/25/2042	3,243,112	3,264,059
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A†	7.134% (1 Mo. SOFR + 2.65%)	#	7/25/2042	1,368,540	1,381,712
Great Wolf Trust 2019-WOLF A†	5.711% (1 Mo. Term SOFR + 1.15%)	#	12/15/2036	512,000	505,351
Great Wolf Trust 2019-WOLF C†	6.31% (1 Mo. Term SOFR + 1.75%)	#	12/15/2036	2,000,000	1,961,462
GS Mortgage Securities Corp. Trust 2018-RIVR A†	5.538% (1 Mo. LIBOR + .95%)	#	7/15/2035	99,828	93,118
GS Mortgage Securities Corp. Trust 2019-70P B†	5.908% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	812,724	771,213
GS Mortgage Securities Corp. Trust 2019-70P XCP†	Zero Coupon	#(g)	10/15/2036	86,776,000	1,623
GS Mortgage Securities Corp. Trust 2019-SMP B†	6.088% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	525,000	512,385
GS Mortgage Securities Corp. Trust 2019-SMP XCP†	Zero Coupon	#(g)	8/15/2032	36,803,000	784
GS Mortgage Securities Corp. Trust 2022-AGSS A†	6.757% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	1,500,000	1,517,121
GS Mortgage Securities Trust 2014-GC26 C	4.521%	#(g)	11/10/2047	50,000	42,750
GS Mortgage-Backed Securities Trust 2023-PJ†	3.50%	#(g)	2/25/2053	1,846,390	1,615,428
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	7.088% (1 Mo. LIBOR + 2.50%)	#	12/15/2036	1,000,000	757,073

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust 2021-10 A3†	2.50%	#(g)	12/25/2051	$4,455,000	$3,622,730
JP Morgan Mortgage Trust 2021-4†	2.50%	#(g)	8/25/2051	6,099,160	4,972,885
JPMorgan Chase Commercial Mortgage Securities Trust A†	6.427% (1 Mo. Term SOFR + 1.86%)	#	9/15/2029	183,552	183,834
JPMorgan Chase Commercial Mortgage Securities Trust B†	7.327% (1 Mo. Term SOFR + 2.76%)	#	9/15/2029	325,000	325,474
JPMorgan Chase Commercial Mortgage Securities Trust C†	8.027% (1 Mo. Term SOFR + 3.46%)	#	9/15/2029	325,000	325,089
JPMorgan Chase Commercial Mortgage Securities Trust D†	9.027% (1 Mo. Term SOFR + 4.46%)	#	9/15/2029	325,000	324,672	(a)
JPMorgan Chase Commercial Mortgage Securities Trust E†	10.027% (1 Mo. Term SOFR + 5.46%)	#	9/15/2029	325,000	323,834	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(g)	6/10/2027	100,000	4,966
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.23%	#(g)	7/15/2048	10,000	8,978
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	5.858% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	10,000	9,659
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	6.188% (1 Mo. LIBOR + 1.60%)	#	11/15/2035	10,000	9,555
KIND Trust 2021-KIND D†	6.888% (1 Mo. LIBOR + 2.30%)	#	8/15/2038	466,628	440,168
MTN Commercial Mortgage Trust 2022-LPFL A†	5.959% (1 Mo. Term SOFR + 1.40%)	#	3/15/2039	2,200,000	2,181,540
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(g)	11/15/2032	50,000	47,606
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(g)	11/15/2032	50,000	46,346
Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	164,588	139,935	(a)
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100,000	87,639
Ready Capital Mortgage Financing LLC 2022-FL8 A†	6.143% (1 Mo. SOFR + 1.65%)	#	1/25/2037	1,350,000	1,330,813

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	$353,283	$328,616
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(g)	1/26/2060	18,039	17,201
SG Commercial Mortgage Securities Trust 2019-787E X†	0.305%	#(g)	2/15/2041	1,217,000	22,019
SMRT 2022-MINI A†	5.563% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	1,460,000	1,431,786
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(g)	2/25/2050	5,974	5,702
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	45,866	43,484
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	1,339,866	1,231,438
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	283,619	258,250
Verus Securitization Trust 2021-5 A1†	1.013%	#(g)	9/25/2066	2,245,498	1,811,147
Verus Securitization Trust 2021-8 A1†	1.824%	#(g)	11/25/2066	1,252,581	1,072,837
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(g)	4/25/2065	119,040	106,136
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.283%	#(g)	7/15/2046	494,000	475,675
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(g)	11/15/2050	146,000	133,375
WF-RBS Commercial Mortgage Trust 2013-C12 B	3.863%	#(g)	3/15/2048	5,749	5,735
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.437%	#(g)	3/15/2048	50,000	49,851
Total Non-Agency Commercial Mortgage-Backed Securities (cost $88,572,145)					87,422,197

U.S. TREASURY OBLIGATIONS 15.47%
U.S. Treasury Bond	2.00%		11/15/2041	4,943,000	3,574,890
U.S. Treasury Bond	2.375%		11/15/2049	6,075,000	4,483,516
U.S. Treasury Bond	3.625%		2/15/2053	14,529,000	13,836,602
U.S. Treasury Bond	3.875%		2/15/2043	28,745,000	27,891,633
U.S. Treasury Inflation Indexed Bond(i)	1.50%		2/15/2053	5,535,074	5,456,804
U.S. Treasury Inflation Indexed Note(i)	1.625%		10/15/2027	15,270,937	15,269,809
U.S. Treasury Note	3.50%		2/15/2033	3,924,000	3,794,937
U.S. Treasury Note	4.25%		12/31/2024	93,270,000	92,231,643
Total U.S. Treasury Obligations (cost $168,481,851)					166,539,834
Total Long-Term Investments (cost $1,288,851,836)					1,259,596,112

SHORT-TERM INVESTMENTS 4.12%

U.S. TREASURY OBLIGATIONS 2.82%
U.S. Treasury Bill (Cost $30,379,563)	Zero Coupon		4/11/2023	30,536,000	30,376,590

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 1.30%
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $11,155,100 of U.S. Treasury Note at 0.375% due 7/15/2023; $25,459,900 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $14,304,904; proceeds: $14,025,203 (cost $14,024,346)	$14,024,346	$14,024,346
Total Short-Term Investments (cost $44,403,909)		44,400,936
Total Investments in Securities 121.14% (cost $1,333,255,745)		1,303,997,048
Other Assets and Liabilities – Net(k) (21.14)%		(227,571,334)
Net Assets 100.00%		$1,076,425,714

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $387,440,924, which represents 35.99% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(f)	Interest Rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Defaulted (non-income producing security).
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at February 28, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.IG.39(4)(5)	Goldman Sachs	1.00%	12/20/2027	$19,493,000	$180,757	$197,765	$17,008

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.S39(4)(6)	Goldman Sachs	5.00%	12/20/2027	$30,536,000	$546,736	$446,276	$(100,460)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $17,008. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $100,460.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of investment grade securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Centrally Cleared Interest Rate Swap Contracts at February 28, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs(1)	4.300%	12-Month USD SOFR Index	2/17/2026	$76,468,000	$366,205

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Goldman Sachs(1)	12-Month USD SOFR Index	5.180%	2/17/2024	$221,437,000	$(340,005)

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2023

Forward Foreign Currency Exchange Contracts at February 28, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	3/13/2023	304,000	$321,028	$321,754	$726
Canadian dollar	Sell	State Street Bank and Trust	4/20/2023	779,000	579,004	571,190	7,814
Euro	Sell	Bank of America	3/13/2023	1,407,000	1,512,776	1,489,170	23,606
Euro	Sell	Bank of America	3/13/2023	610,000	655,235	645,624	9,611
Euro	Sell	Goldman Sachs	3/13/2023	254,000	276,763	268,834	7,929
Euro	Sell	J.P. Morgan	3/13/2023	620,000	675,409	656,208	19,201
Euro	Sell	State Street Bank and Trust	3/13/2023	9,604,000	10,203,347	10,164,881	38,466
Euro	Sell	State Street Bank and Trust	3/13/2023	894,000	972,678	946,210	26,468
Euro	Sell	State Street Bank and Trust	3/13/2023	1,554,000	1,682,172	1,644,755	37,417
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$171,238

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	3/13/2023	270,000	$295,173	$285,768	$(9,405)
Euro	Buy	State Street Bank and Trust	3/13/2023	293,000	312,589	310,111	(2,478)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(11,883)

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bobl	March 2023	63	Short	EUR	(7,535,757)	EUR	(7,256,340)	$295,539
Euro-Bund	March 2023	71	Short		(9,756,230)		(9,436,610)	338,062
U.S. 5-Year Treasury Note	June 2023	393	Short		$(42,196,924)		$(42,072,492)	124,432
U.S. Ultra Long Bond	June 2023	500	Long		67,269,546		67,531,250	261,704
Total Unrealized Appreciation on Futures Contracts								$1,019,737

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Long Bond	June 2023	417	Short		$(48,837,993)		$(48,867,188)	$(29,195)
U.S. Long Bond	June 2023	170	Long		21,518,170		21,287,188	(230,982)
Total Unrealized Depreciation on Futures Contracts								$(260,177)

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$21,340,710	$453,207	$21,793,917
Other	–	103,184,362	2,172,335	105,356,697
Remaining Industries	–	61,802,477	–	61,802,477
Corporate Bonds	–	486,790,216	–	486,790,216
Floating Rate Loans	–	12,865,915	–	12,865,915
Foreign Government Obligations	–	36,863,911	–	36,863,911
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	7,392,768	–	7,392,768
Government Sponsored Enterprises Pass-Throughs	–	271,036,734	–	271,036,734
Municipal Bonds	–	1,731,446	–	1,731,446
Non-Agency Commercial Mortgage-Backed Securities	–	86,633,756	788,441	87,422,197
U.S. Treasury Obligations	–	166,539,834	–	166,539,834
Short-Term Investments
U.S. Treasury Obligations	–	30,376,590	–	30,376,590
Repurchase Agreements	–	14,024,346	–	14,024,346
Total	$–	$1,300,583,065	$3,413,983	$1,303,997,048
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$644,041	$–	$644,041
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	366,205	–	366,205
Liabilities	–	(340,005)	–	(340,005)
Forward Foreign Currency Exchange Contracts
Assets	–	171,238	–	171,238
Liabilities	–	(11,883)	–	(11,883)
Futures Contracts
Assets	1,019,737	–	–	1,019,737
Liabilities	(260,177)	–	–	(260,177)
Total	$759,560	$829,596	$–	$1,589,156

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORPORATE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.95%

CORPORATE BONDS 88.64%

Agriculture 2.33%
BAT Capital Corp.	7.75%		10/19/2032	$70,000	$75,277
Cargill, Inc. †	4.00%		6/22/2032	44,000	40,618
Philip Morris International, Inc.	5.625%		11/17/2029	53,000	53,735
Total					169,630

Airlines 1.13%
British Airways 20-1 Trust 2020-1 A (United Kingdom)†(a)	4.25%		5/15/2034	88,169	82,313

Auto Manufacturers 0.54%
Toyota Motor Credit Corp.	4.70%		1/12/2033	40,000	39,268

Banks 22.13%
Bank of America Corp.	2.482% (5 Yr. Treasury CMT + 1.20%)	#	9/21/2036	10,000	7,497
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	89,000	72,218
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	187,000	172,537
Bank of Montreal (Canada)(a)	3.803% (5 Yr. Swap rate + 1.43%)	#	12/15/2032	77,000	68,598
Bank of New York Mellon Corp.(The)	4.596% (SOFR + 1.76%)	#	7/26/2030	51,000	49,216
BankUnited, Inc.	5.125%		6/11/2030	28,000	26,702
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032	154,000	123,760
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	140,000	110,045
Huntington Bancshares, Inc.	2.487% (5 Yr. Treasury CMT + 1.17%)	#	8/15/2036	22,000	16,209
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032	140,000	113,517
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	50,000	41,221
M&T Bank Corp.	5.053% (SOFR + 1.85%)		1/27/2034	10,000	9,549
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	100,000	95,820
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	25,000	19,460

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	$33,000	$24,638
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	155,000	146,013
Royal Bank of Canada (Canada)(a)	5.00%		2/1/2033	40,000	39,098
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	49,000	45,008
SVB Financial Group	1.80%		2/2/2031	54,000	40,136
Toronto-Dominion Bank (The) (Canada)(a)	4.456%		6/8/2032	66,000	62,171
US Bancorp	4.839% (SOFR + 1.60%)		2/1/2034	37,000	35,437
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	34,000	32,457
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	95,000	84,051
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	17,000	14,384
Wells Fargo & Co.	4.897% (SOFR + 2.10%)	#	7/25/2033	70,000	66,897
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031	40,000	34,841
Westpac Banking Corp. (Australia)(a)	4.11% (5 Yr. Treasury CMT + 2.00%)	#	7/24/2034	64,000	56,664
Total					1,608,144

Beverages 1.78%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	100,000	93,928
Constellation Brands, Inc.	3.15%		8/1/2029	40,000	35,109
Total					129,037

Biotechnology 1.88%
Amgen, Inc.	4.05%		8/18/2029	80,000	74,626
Amgen, Inc.	4.875%		3/1/2053	25,000	22,291
Amgen, Inc.(b)	5.25%		3/2/2033	40,000	39,737
Total					136,654

Chemicals 0.27%
International Flavors & Fragrances, Inc.†	2.30%		11/1/2030	25,000	19,319

Commercial Services 0.72%
Global Payments, Inc.	5.30%		8/15/2029	54,000	52,132

Computers 0.84%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	36,000	31,991
Leidos Holdings, Inc.	5.95%		12/1/2040	20,000	19,127
Leidos, Inc.	5.75%		3/15/2033	10,000	9,882
Total					61,000

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 3.38%
Aircastle Ltd.†	2.85%		1/26/2028	$34,000	$28,925
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033	41,000	38,384
American Express Co.	4.989% (SOFR + 2.26%)	#	5/26/2033	25,000	23,979
Aviation Capital Group LLC†	1.95%		1/30/2026	56,000	49,497
Aviation Capital Group LLC†	3.50%		11/1/2027	30,000	26,342
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	40,000	37,146
Intercontinental Exchange, Inc.	4.35%		6/15/2029	43,000	41,693
Total					245,966

Electric 10.28%
AES Corp. (The)	2.45%		1/15/2031	20,000	15,903
American Electric Power Co. Inc.	5.625%		3/1/2033	37,000	37,022
Baltimore Gas & Electric Co.	4.55%		6/1/2052	28,000	24,794
Constellation Energy Generation LLC	5.80%		3/1/2033	26,000	26,318
Constellation Energy Generation LLC	6.25%		10/1/2039	14,000	14,437
DTE Electric Co.(b)	5.40%		4/1/2053	25,000	25,262
DTE Energy Co.	2.95%		3/1/2030	30,000	25,687
Duke Energy Corp.	4.50%		8/15/2032	25,000	23,159
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	53,000	41,801
FirstEnergy Transmission LLC†	4.55%		4/1/2049	12,000	10,014
Georgia Power Co.	4.75%		9/1/2040	54,000	48,654
IPALCO Enterprises, Inc.	4.25%		5/1/2030	39,000	35,371
Liberty Utilities Finance GP 1†	2.05%		9/15/2030	28,000	21,574
Narragansett Electric Co. (The)†	3.395%		4/9/2030	35,000	31,291
NRG Energy, Inc.†	4.45%		6/15/2029	49,000	43,654
Oglethorpe Power Corp.	5.05%		10/1/2048	19,000	16,674
Oglethorpe Power Corp.	5.95%		11/1/2039	25,000	24,727
Ohio Edison Co.	8.25%		10/15/2038	28,000	33,471
Oklahoma Gas & Electric Co.	5.40%		1/15/2033	27,000	27,119
Pacific Gas & Electric Co.	6.15%		1/15/2033	18,000	17,788
Pacific Gas and Electric Co.	4.55%		7/1/2030	76,000	68,707
Puget Energy, Inc.	4.10%		6/15/2030	60,000	53,934
Tampa Electric Co.	4.30%		6/15/2048	32,000	26,989
Vistra Operations Co. LLC†	3.55%		7/15/2024	55,000	52,826
Total					747,176

Electrical Components & Equipment 0.74%
Regal Rexnord Corp.†	6.30%		2/15/2030	55,000	53,852

Electronics 0.26%
Trimble, Inc.(b)	6.10%		3/15/2033	19,000	18,947

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Engineering & Construction 1.01%
Fluor Corp.	4.25%	9/15/2028	$50,000	$45,163
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	29,000	28,522
Total				73,685

Food 0.65%
Kellogg Co.(b)	5.25%	3/1/2033	47,000	46,864

Gas 3.82%
CenterPoint Energy Resources Corp.	5.40%	3/1/2033	19,000	19,236
National Fuel Gas Co.	3.95%	9/15/2027	54,000	49,829
National Fuel Gas Co.	7.395%	3/30/2023	15,000	15,001
NiSource, Inc.	2.95%	9/1/2029	10,000	8,640
NiSource, Inc.	5.95%	6/15/2041	30,000	30,329
Piedmont Natural Gas Co., Inc.	2.50%	3/15/2031	85,000	69,257
Southwest Gas Corp.	4.05%	3/15/2032	68,000	60,706
Spire Missouri, Inc.	4.80%	2/15/2033	25,000	24,334
Total				277,332

Health Care-Services 3.32%
Centene Corp.	3.375%	2/15/2030	89,000	75,192
Elevance Health, Inc.	4.10%	5/15/2032	43,000	39,509
Elevance Health, Inc.	4.55%	5/15/2052	10,000	8,675
Elevance Health, Inc.	5.125%	2/15/2053	10,000	9,491
Elevance Health, Inc.	5.50%	10/15/2032	14,000	14,241
Humana, Inc.	3.70%	3/23/2029	51,000	46,295
Humana, Inc.	5.875%	3/1/2033	29,000	29,857
UnitedHealth Group, Inc.	5.875%	2/15/2053	17,000	18,354
Total				241,614

Insurance 4.89%
Assurant, Inc.	3.70%	2/22/2030	40,000	34,498
Brown & Brown, Inc.	4.20%	3/17/2032	30,000	26,268
CNO Financial Group, Inc.	5.25%	5/30/2029	35,000	33,209
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	21,000	21,023
Intact Financial Corp. (Canada)†(a)	5.459%	9/22/2032	17,000	16,719
New York Life Global Funding†	4.55%	1/28/2033	14,000	13,490
New York Life Insurance Co.†	4.45%	5/15/2069	60,000	50,522
Protective Life Corp.	8.45%	10/15/2039	33,000	40,776
Selective Insurance Group, Inc.	5.375%	3/1/2049	39,000	35,233
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	43,000	39,693
Transatlantic Holdings, Inc.	8.00%	11/30/2039	35,000	43,863
Total				355,294

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 1.56%
Amazon.com, Inc.	4.70%	12/1/2032	$58,000	$57,361
Netflix, Inc.†	5.375%	11/15/2029	57,000	56,158
Total				113,519

Lodging 0.44%
Hyatt Hotels Corp.	1.30%	10/1/2023	33,000	32,253

Machinery-Diversified 1.20%
Flowserve Corp.	2.80%	1/15/2032	55,000	42,398
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	48,000	44,489
Total				86,887

Media 0.46%
FactSet Research Systems, Inc.	3.45%	3/1/2032	40,000	33,656

Oil & Gas 5.13%
Antero Resources Corp.†	5.375%	3/1/2030	35,000	31,924
Continental Resources, Inc.†	5.75%	1/15/2031	85,000	80,531
Diamondback Energy, Inc.	3.125%	3/24/2031	45,000	37,769
Eni USA, Inc.	7.30%	11/15/2027	50,000	53,822
EQT Corp.	7.00%	2/1/2030	50,000	51,676
Ovintiv, Inc.	6.625%	8/15/2037	45,000	44,844
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	38,000	33,818
Viper Energy Partners LP†	5.375%	11/1/2027	40,000	38,071
Total				372,455

Oil & Gas Services 1.14%
Halliburton Co.	7.45%	9/15/2039	30,000	34,124
NOV, Inc.	3.60%	12/1/2029	55,000	48,747
Total				82,871

Pharmaceuticals 5.62%
AbbVie, Inc.	3.20%	11/21/2029	100,000	88,486
AbbVie, Inc.	4.50%	5/14/2035	13,000	12,077
Bayer Corp.†	6.65%	2/15/2028	63,000	65,367
Cigna Group (The)	4.375%	10/15/2028	55,000	52,845
Cigna Group (The)	6.125%	11/15/2041	45,000	47,786
CVS Health Corp.	3.25%	8/15/2029	40,000	35,346
CVS Health Corp.	4.78%	3/25/2038	39,000	35,453
CVS Health Corp.	5.05%	3/25/2048	27,000	24,253
CVS Health Corp.	5.625%	2/21/2053	48,000	46,486
Total				408,099

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.72%
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	$55,000	$47,609
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	35,000	29,289
NGPL PipeCo LLC†	4.875%	8/15/2027	50,000	47,814
Total				124,712

REITS 3.31%
American Tower Corp.	3.80%	8/15/2029	50,000	45,114
Crown Castle, Inc.	3.30%	7/1/2030	69,000	60,140
EPR Properties	4.95%	4/15/2028	28,000	24,932
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	45,000	44,049
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	69,000	66,280
Total				240,515

Retail 0.73%
Lowe’s Cos., Inc.	5.00%	4/15/2033	55,000	52,969

Semiconductors 0.70%
Broadcom, Inc.†	4.15%	4/15/2032	58,000	51,167

Software 3.12%
MSCI, Inc.†	3.625%	11/1/2031	30,000	25,116
Oracle Corp.	5.375%	7/15/2040	73,000	66,963
Oracle Corp.	6.125%	7/8/2039	45,000	44,890
ServiceNow, Inc.	1.40%	9/1/2030	60,000	45,741
Workday, Inc.	3.80%	4/1/2032	50,000	44,046
Total				226,756

Telecommunications 3.07%
AT&T, Inc.	3.50%	9/15/2053	125,000	85,917
AT&T, Inc.	4.30%	2/15/2030	25,000	23,471
Sprint Capital Corp.	6.875%	11/15/2028	35,000	36,732
T-Mobile USA, Inc.	3.875%	4/15/2030	85,000	77,112
Total				223,232

Transportation 0.47%
Norfolk Southern Corp.	4.45%	3/1/2033	36,000	33,834
Total Corporate Bonds (cost $7,157,263)				6,441,152

FLOATING RATE LOANS(c) 1.51%

Chemicals 0.10%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.306% (3 Mo. LIBOR + 1.25%)	2/1/2024	7,472	7,453

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.55%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	–	(d)	1/15/2025	$40,000	$40,025

Lodging 0.48%
Hilton Domestic Operating Company, Inc. 2019 Term Loan B2	6.455% (1 Mo. Term SOFR + 1.75%)		6/22/2026	35,000	34,995

Media 0.38%
Charter Communications Operating, LLC 2019 Term Loan B1	–	(d)	4/30/2025	27,133	27,135
Total Floating Rate Loans (cost $109,605)					109,608

MUNICIPAL BONDS 0.74%

Government
State of Illinois GO (cost $57,398)	5.10%		6/1/2033	55,000	54,107

U.S. TREASURY OBLIGATIONS 8.06%
U.S. Treasury Bond	2.00%		11/15/2041	25,000	18,080
U.S. Treasury Bond	3.625%		2/15/2053	113,000	107,615
U.S. Treasury Bond	3.875%		2/15/2043	146,000	141,666
U.S. Treasury Note(b)	3.50%		2/15/2033	147,000	142,165
U.S. Treasury Note	4.00%		2/29/2028	140,000	138,972
U.S. Treasury Note	4.25%		12/31/2024	38,000	37,577
Total U.S. Treasury Obligations (cost $588,694)					586,075
Total Long-Term Investments (cost $7,912,960)					7,190,942

SHORT-TERM INVESTMENTS 1.78%

REPURCHASE AGREEMENTS 1.78%
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $138,700 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $132,093; proceeds: $129,492 (cost $129,484)				129,484	129,484
Total Investments in Securities 100.73% (cost $8,042,444)					7,320,426
Other Assets and Liabilities – Net(e) (0.73)%					(53,380)
Net Assets 100.00%					$7,267,046
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2023

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $1,270,858, which represents 17.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(d)	Interest Rate to be determined.
(e)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swaps contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at February 28, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.IG.39(4)(5)	Goldman Sachs	1.00%	12/20/2027	$371,000	$3,280	$3,764	$484

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $484. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of investment grade securities.

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Notes	June 2023	10	Short	$(1,117,971)	$(1,116,563)	$1,408
U.S. Ultra Long Bond	June 2023	5	Long	672,676	675,313	2,637
Total Unrealized Appreciation on Futures Contracts						$4,045

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Long Bond	June 2023	8	Short	$ (936,634)	$ (937,500)	$(866)
U.S. 2-Year Treasury Note	June 2023	5	Long	1,021,305	1,018,633	(2,672)
Total Unrealized Depreciation on Futures Contracts						$(3,538)

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$6,441,152	$–	$6,441,152
Floating Rate Loans	–	109,608	–	109,608
Municipal Bonds	–	54,107	–	54,107
U.S. Treasury Obligations	–	586,075	–	586,075
Short-Term Investments
Repurchase Agreements	–	129,484	–	129,484
Total	$–	$7,320,426	$–	$7,320,426
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	3,764	$–	$3,764
Liabilities	–	–	–	–
Futures Contracts
Assets	4,045	–	–	4,045
Liabilities	(3,538)	–	–	(3,538)
Total	$507	$3,764	$–	$4,271

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 91.56%

ASSET-BACKED SECURITIES 0.78%

Other
Apidos CLO XXII 2015-22A BR	6.758% (3 Mo. LIBOR + 1.95%)	#	4/20/2031	$2,500,000	$2,402,802
Atrium XIII 13A C†	6.615% (3 Mo. LIBOR + 1.80%)	#	11/21/2030	4,500,000	4,344,213
Benefit Street Partners CLO XI 2017-11A A2R	6.292% (3 Mo. LIBOR + 1.50%)	#	4/15/2029	6,405,000	6,313,838
Madison Park Funding XVIII Ltd. 2015-18A CRR	6.715% (3 Mo. LIBOR + 1.90%)	#	10/21/2030	3,250,000	3,146,394
Newark BSL CLO 1 Ltd. 2016-1A A1R†	6.031% (3 Mo. Term SOFR + 1.36%)	#	12/21/2029	4,745,190	4,738,232
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	5.818% (3 Mo. LIBOR + 1.00%)	#	1/25/2031	9,500,000	9,434,748
Palmer Square Loan Funding Ltd. 2021-1A A1†	5.708% (3 Mo. LIBOR + .90%)	#	4/20/2029	5,351,193	5,341,791
Regatta XI Funding Ltd. 2018-1A A†	5.862% (3 Mo. LIBOR + 1.07%)	#	7/17/2031	10,000,000	9,908,028
Total Asset-Backed Securities (cost $45,330,380)					45,630,046

				Shares

COMMON STOCKS 0.55%

Electric-Generation 0.00%
Frontera Generation Holdings LLC				209,679	3,145

Machinery 0.07%
TNT Crane & Rigging, Inc.				528,781	4,031,955

Miscellaneous Financials 0.33%
UTEX Industries, Inc.				297,535	19,339,775

Specialty Retail 0.10%
Chinos Intermediate Holdings A, Inc.				707,835	6,114,987

Transportation Infrastructure 0.05%
ACBL Holdings Corp.				95,210	2,808,695
Total Common Stocks (cost $32,122,752)					32,298,557

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
CONVERTIBLE BONDS 0.32%

Airlines 0.12%
JetBlue Airways Corp.	0.50%	4/1/2026		$9,486,000	$7,355,884

Commercial Services 0.20%
Block, Inc.	0.125%	3/1/2025		5,917,000	5,880,019
Shift4 Payments, Inc.	0.50%	8/1/2027		6,626,000	5,787,811
Total					11,667,830
Total Convertible Bonds (cost $19,688,522)					19,023,714

CORPORATE BONDS 8.05%

Aerospace/Defense 0.07%
Triumph Group, Inc.	9.00%	3/15/2028		4,220,000	4,220,000

Airlines 0.35%
Allegiant Travel Co.†	7.25%	8/15/2027		8,911,000	8,763,077
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		12,500,000	11,636,250
Total					20,399,327

Building Materials 0.22%
Griffon Corp.	5.75%	3/1/2028		10,871,000	10,014,583
JELD-WEN, Inc.†	4.625%	12/15/2025		3,433,000	3,088,283
Total					13,102,866

Chemicals 0.81%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		12,745,000	11,334,962
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029		10,297,000	8,747,685
NOVA Chemicals Corp. (Canada)†(a)	4.875%	6/1/2024		10,000,000	9,813,539
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		9,212,000	8,779,451
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		9,917,000	8,923,713
Total					47,599,350

Coal 0.16%
Warrior Met Coal, Inc.†	7.875%	12/1/2028		9,176,000	9,172,726

Commercial Services 0.37%
BCP V Modular Services Finance II plc(b)	4.75%	11/30/2028	EUR	9,488,000	8,671,134
BCP V Modular Services Finance plc(b)	6.75%	11/30/2029	EUR	6,697,000	5,728,712
Metis Merger Sub LLC†	6.50%	5/15/2029		$9,400,000	7,625,327
Total					22,025,173

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 1.29%
Bread Financial Holdings, Inc.†	4.75%	12/15/2024	$9,740,000	$9,038,186
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%	9/15/2024	16,283,852	14,248,823
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	9,237,000	7,920,035
Midcap Financial Issuer Trust†	6.50%	5/1/2028	7,347,000	6,348,726
Navient Corp.	6.125%	3/25/2024	3,000,000	2,981,010
Navient Corp.	6.75%	6/25/2025	14,158,000	13,973,946
PRA Group, Inc.†	5.00%	10/1/2029	13,498,000	11,518,046
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(a)	6.375%	2/1/2030	11,052,000	9,688,628
Total				75,717,400

Electric 0.09%
Calpine Corp.†	5.25%	6/1/2026	5,464,000	5,243,284

Energy-Alternate Sources 0.25%
Sunnova Energy Corp.†	5.875%	9/1/2026	9,064,000	7,909,564
TerraForm Power Operating LLC†	4.75%	1/15/2030	7,583,000	6,564,331
Total				14,473,895

Entertainment 0.10%
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031	5,933,000	5,926,741

Environmental Control 0.12%
Madison IAQ LLC†	5.875%	6/30/2029	9,216,000	7,351,683

Food 0.03%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,010,000	1,960,152

Health Care-Services 0.15%
ModivCare, Inc.†	5.875%	11/15/2025	9,328,000	8,818,831

Insurance 0.01%
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(a)	11.50%	1/15/2027	620,942	574,356

Lodging 0.17%
MGM Resorts International	5.75%	6/15/2025	10,000,000	9,827,326

Machinery-Diversified 0.23%
SPX FLOW, Inc.†	8.75%	4/1/2030	10,606,000	8,950,457
Vertical Holdco GmbH (Germany)†(a)	7.625%	7/15/2028	4,750,000	4,364,352
Total				13,314,809

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.33%
iHeartCommunications, Inc.	6.375%	5/1/2026	$6,344,000	$5,987,086
Urban One, Inc.†	7.375%	2/1/2028	6,363,000	5,685,945
VZ Secured Financing BV (Netherlands)†(a)	5.00%	1/15/2032	9,292,000	7,651,231
Total				19,324,262

Mining 0.16%
Arconic Corp.†	6.125%	2/15/2028	9,443,000	9,288,418
Mirabela Nickel Ltd.	1.00%	9/10/2044	51,005	–	(c)(d)
Total				9,288,418

Miscellaneous Manufacturing 0.19%
LSB Industries, Inc.†	6.25%	10/15/2028	12,373,000	11,276,814

Oil & Gas 1.60%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	12,063,000	11,617,775
Berry Petroleum Co. LLC†	7.00%	2/15/2026	9,282,000	8,756,917
Callon Petroleum Co.†	8.00%	8/1/2028	9,920,000	9,737,224
CITGO Petroleum Corp.†	7.00%	6/15/2025	10,200,000	10,051,896
Civitas Resources, Inc.†	5.00%	10/15/2026	9,243,000	8,554,520
Crescent Energy Finance LLC†	7.25%	5/1/2026	13,006,000	12,048,368
Crescent Energy Finance LLC	9.25%	2/15/2028	5,544,000	5,411,914
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	9,486,000	9,096,173
Nabors Industries, Inc.	5.75%	2/1/2025	7,512,000	7,175,462
Permian Resources Operating LLC†	6.875%	4/1/2027	5,947,000	5,733,919
SM Energy Co.	6.50%	7/15/2028	6,450,000	5,956,865
Total				94,141,033

Oil & Gas Services 0.11%
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026	5,296,000	5,327,644
Welltec International ApS (Denmark)(a)	8.25%	10/15/2026	1,243,000	1,250,427
Total				6,578,071

Packaging & Containers 0.14%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc†	3.25%	9/1/2028	9,467,000	7,953,296

Pipelines 0.16%
New Fortress Energy, Inc.†	6.75%	9/15/2025	10,000,000	9,388,300

Retail 0.31%
Evergreen Acqco 1 LP/TVI, Inc.	9.75%	4/26/2028	10,664,000	10,558,906
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	11,756,000	7,418,154
Total				17,977,060

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 0.12%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	$8,707,000	$6,897,720

Telecommunications 0.10%
Frontier Communications Holdings LLC†	6.00%	1/15/2030	7,375,000	5,902,028

Transportation 0.27%
Carriage Purchaser, Inc.†	7.875%	10/15/2029	11,612,000	8,696,865
Seaspan Corp. (Hong Kong)†(a)	5.50%	8/1/2029	9,592,000	7,232,032
Total				15,928,897

Trucking & Leasing 0.14%
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028	9,230,000	8,253,345
Total Corporate Bonds (cost $505,022,211)				472,637,163

			Shares

EXCHANGE-TRADED FUNDS 1.41%

Exchange-Traded Funds 1.01%
Invesco Senior Loan ETF(e)			2,827,302	59,231,977

Miscellaneous Financials 0.40%
SPDR Blackstone Senior Loan ETF(e)			562,426	23,503,782
Total Exchange-Traded Funds (cost $82,192,076)				82,735,759

			Principal Amount

FLOATING RATE LOANS(f) 80.01%

Aerospace 2.81%
Air Canada 2021 Term Loan B (Canada)(a)	8.369% (3 Mo. LIBOR + 3.50%)	8/11/2028	$12,722,586	12,728,565
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(a)	11.325% (3 Mo. LIBOR + 6.50%)	3/6/2024	4,510,195	4,332,606
Arcline FM Holdings, LLC 2021 1st Lien Term Loan	9.48% (3 Mo. LIBOR + 4.75%)	6/23/2028	24,203,756	23,094,498
Atlas CC Acquisition Corp Term Loan B	9.402% (3 Mo. LIBOR + 4.25%)	5/25/2028	18,412,920	16,196,833
Atlas CC Acquisition Corp Term Loan C	9.203% (3 Mo. LIBOR + 4.25%)	5/25/2028	3,744,999	3,294,270

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace (continued)
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B	8.81% (6 Mo. LIBOR + 3.75%)	8/3/2029	$10,280,431	$10,203,327
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2	8.218% (1 Mo. Term SOFR + 3.50%)	4/6/2026	3,695,409	3,625,048
Dynasty Acquisition Co., Inc. 2020 Term Loan B1	8.218% (1 Mo. Term SOFR + 3.50%)	4/6/2026	6,873,461	6,742,590
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	8.718% (1 Mo. Term SOFR + 4.00%)	6/19/2026	10,647,733	10,621,114
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	12.63% (1 Mo. LIBOR + 8.00%)	6/18/2027	5,291,378	4,857,485
KKR Apple Bidco, LLC 2021 Term Loan	7.385% (1 Mo. LIBOR + 2.75%)	9/23/2028	9,999,662	9,953,814
Peraton Corp. 2nd Lien Term Loan B1	12.651% (3 Mo. LIBOR + 7.75%)	2/1/2029	9,071,727	8,911,066
Peraton Corp. Term Loan B	8.385% (1 Mo. LIBOR + 3.75%)	2/1/2028	34,862,193	34,600,727
United Airlines, Inc. 2021 Term Loan B	8.568% (3 Mo. LIBOR + 3.75%)	4/21/2028	16,014,036	16,028,129
Total				165,190,072

Aerospace/Defense 1.05%
Alloy Finco Limited USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%	3/6/2025	19,070,230	16,686,451
TransDigm, Inc. 2022 Term Loan H	7.83% (3 Mo. Term SOFR + 3.25%)	2/22/2027	28,125,946	28,139,165
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	8.135% (1 Mo. LIBOR + 3.50%)	12/6/2028	16,878,663	16,845,496
Total				61,671,112

Airlines 1.46%
American Airlines, Inc. 2021 Term Loan	9.558% (3 Mo. LIBOR + 4.75%)	4/20/2028	51,518,388	52,894,187
Kestrel Bidco Inc. Term Loan B (Canada)(a)	7.592% (1 Mo. LIBOR + 3.00%)	12/11/2026	9,643,000	9,211,331
Mileage Plus Holdings LLC 2020 Term Loan B	9.996% (3 Mo. LIBOR + 5.25%)	6/21/2027	22,750,275	23,727,171
Total				85,832,689

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Apparel 0.33%
Crocs, Inc. Term Loan B	–	(g)	2/20/2029	$19,200,650	$19,179,337

Automotive 0.77%
Autokiniton US Holdings, Inc. 2021 Term Loan B	9.101% (1 Mo. LIBOR + 4.50%)		4/6/2028	17,467,140	17,360,678
Clarios Global LP 2021 USD Term Loan B (Canada)(a)	7.885% (1 Mo. LIBOR + 3.25%)		4/30/2026	10,000,000	9,976,600
DexKo Global Inc. 2021 USD Term Loan B	8.48% (3 Mo. LIBOR + 3.75%)		10/4/2028	19,198,426	18,065,718
Total					45,402,996

Banks 0.36%
AqGen Island Holdings, Inc. Term Loan	8.25% (3 Mo. LIBOR + 3.50%)		8/2/2028	21,507,520	20,907,030

Building & Construction 0.28%
Legence Holdings LLC 2021 Term Loan	8.468% (1 Mo. LIBOR + 3.75%)		12/16/2027	14,546,929	14,386,913
USIC Holdings, Inc. 2021 2nd Lien Term Loan	11.135% (1 Mo. LIBOR + 6.50%)		5/14/2029	2,131,639	1,982,424
Total					16,369,337

Building Materials 0.38%
ACProducts, Inc. 2021 Term Loan B	8.98% (3 Mo. LIBOR + 4.25%) (6 Mo. LIBOR + 4.25%)		5/17/2028	24,347,093	20,593,137
Jeld-Wen Inc. 2021 Term Loan B	–	(g)	7/28/2028	1,945,277	1,881,598
Total					22,474,735

Chemicals 2.28%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	12.385% (1 Mo. LIBOR + 7.75%)		11/24/2028	6,401,900	5,825,729
Aruba Investments, Inc. 2020 USD Term Loan	8.385% (1 Mo. LIBOR + 3.75%)		11/24/2027	9,600,014	9,492,014
Axalta Coating Systems Dutch Holding B B.V 2022 USD Term Loan B (Netherlands)(a)	7.506% (3 Mo. Term SOFR + 3.00%)		12/20/2029	8,948,000	8,999,138

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Chemicals (continued)
Diamond (BC) B.V. 2021 Term Loan B (Netherlands)(a)	7.385% - 7.58% (1 Mo. LIBOR + 2.75%) (3 Mo. LIBOR + 2.75%)		9/29/2028		$7,939,370	$7,816,945
Hexion Holdings Corporation 2022 USD Term Loan	–	(g)	3/15/2029		21,193,882	19,339,417
Ineos Finance PLC 2022 EUR Term Loan B(b)	–	(g)	11/8/2027	EUR	5,662,930	5,942,091
INEOS Styrolution US Holding LLC 2021 USD Term Loan B	7.385% (1 Mo. LIBOR + 2.75%)		1/29/2026		$12,415,580	12,372,125
Ineos US Finance LLC 2022 USD Term Loan B	–	(g)	11/8/2027		2,313,082	2,309,774
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B	8.968% (1 Mo. Term SOFR + 4.25%)		10/15/2028		6,489,331	6,375,768
LSF11 A5 Holdco LLC Term Loan	–	(g)	10/15/2028		12,271,332	11,984,980
Olympus Water US Holding Corporation 2021 USD Term Loan B	–	(g)	11/9/2028		4,300,000	4,224,256
PMHC II, Inc. 2022 Term Loan B	9.076% (3 Mo. Term SOFR + 4.25%)		4/23/2029		12,553,055	10,870,506
Sparta U.S. HoldCo LLC 2021 Term Loan	7.824% (1 Mo. LIBOR + 3.25%)		8/2/2028		9,946,117	9,906,333
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(a)	7.526% (3 Mo. Term SOFR + 2.75%)		10/1/2025		18,830,149	18,752,475
Total						134,211,551

Commercial Services 2.67%
AEA International Holdings (Lux) S.a.r.l. Term Loan B (Luxembourg)(a)	8.50% (3 Mo. LIBOR + 3.75%)		9/7/2028		8,120,145	8,008,493
Albion Financing 3 SARL 2023 USD Add on Term Loan B (Luxembourg)(a)	–	(g)	8/17/2026		13,017,862	12,643,598	(h)
Amentum Government Services Holdings LLC Term Loan B	8.17% - 8.63% (1 Mo. LIBOR + 4.00%) (3 Mo. LIBOR + 4.00%)		1/29/2027		13,832,861	13,711,823
CHG Healthcare Services Inc. 2021 Term Loan	7.885% (1 Mo. LIBOR + 3.25%)		9/29/2028		15,905,454	15,838,015
Creative Artists Agency, LLC 2023 Term Loan B	–	(g)	11/16/2028		9,467,536	9,458,684
Garda World Security Corporation 2021 Term Loan B (Canada)(a)	8.85% (1 Mo. LIBOR + 4.25%)		10/30/2026		5,630,275	5,632,049
Indy US Bidco, LLC 2023 USD Incremental Fifth Amendment Term Loan	–	(g)	3/6/2028		3,090,126	2,779,831	(i)
Indy US Bidco, LLC 2023 USD Incremental Term Loan B	–	(g)	3/6/2028		6,375,417	5,735,230	(i)

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
Kingpin Intermediate Holdings LLC 2023 Term Loan B	8.118% (1 Mo. Term SOFR + 3.50%)		2/8/2028		$21,752,389	$21,725,198
KUEHG Corp. 2018 Incremental Term Loan	8.48% (3 Mo. LIBOR + 3.75%)		2/21/2025		26,776,442	26,262,334
R1 RCM, Inc. 2022 Term Loan B	7.618% (1 Mo. Term SOFR + 3.00%)		6/21/2029		9,938,892	9,936,805
Trans Union, LLC 2019 Term Loan B5	6.342% (1 Mo. LIBOR + 1.75%)		11/16/2026		3,760,591	3,740,603
TruGreen Limited Partnership 2020 Term Loan	8.635% (1 Mo. LIBOR + 4.00%)		11/2/2027		12,750,000	11,730,000
Vaco Holdings, LLC 2022 Term Loan	9.73% (3 Mo. Term SOFR + 5.00%)		1/21/2029		9,955,224	9,863,984
Total						157,066,647

Consumer Durables 0.30%
19th Holdings Golf, LLC 2022 Term Loan B	–	(g)	2/7/2029		9,866,416	9,440,976
Griffon Corporation Term Loan B	7.205% (1 Mo. Term SOFR + 2.50%)		1/24/2029		8,417,758	8,372,134
Total						17,813,110

Consumer Non-Durables 0.65%
Anastasia Parent, LLC 2018 Term Loan B	8.48% (3 Mo. LIBOR + 3.75%)		8/11/2025		19,858,103	16,613,189
Coty Inc. 2018 USD Term Loan B	6.838% (1 Mo. LIBOR + 2.25%)		4/7/2025		11,823,993	11,811,282
Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan	11.485% - 11.54% (3 Mo. LIBOR + 6.75%)		10/1/2029		13,079,643	9,541,600
Total						37,966,071

Distribution/Wholesale 0.20%
Owens & Minor, Inc. 2022 Term Loan B	7.831% - 8.47% (1 Mo. Term SOFR + 3.75%) (6 Mo. Term SOFR + 3.75%)		3/29/2029		12,004,498	11,839,436

Diversified Capital Goods 0.58%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(b)	–	(g)	3/16/2029	EUR	8,769,227	8,960,593
Grinding Media Inc. 2021 Term Loan B	7.702% - 8.77% (3 Mo. LIBOR + 4.00%)		10/12/2028		$17,048,873	16,111,185
Tank Holding Corp. 2022 Term Loan	–	(g)	3/31/2028		9,235,164	8,871,575
Total						33,943,353

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 1.04%
Jane Street Group, LLC 2021 Term Loan	7.385% (1 Mo. LIBOR + 2.75%)		1/26/2028	$28,809,657	$28,713,000
Minotaur Acquisition, Inc. Term Loan B	9.468% (1 Mo. Term SOFR + 4.75%)		3/27/2026	21,898,938	21,077,838
VFH Parent LLC 2022 Term Loan B	–	(g)	1/13/2029	11,424,004	11,349,748
Total					61,140,586

Electric: Generation 0.71%
EFS Cogen Holdings I LLC 2020 Term Loan B	8.14% - 8.23% (3 Mo. LIBOR + 3.50%)		10/1/2027	16,695,902	16,364,321
ExGen Renewables IV, LLC 2020 Term Loan	7.46% (3 Mo. LIBOR + 2.50%)		12/15/2027	14,546,252	14,533,742
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.23% (3 Mo. LIBOR + 1.50%)		7/28/2028	2,856,557	714,139
Frontera Generation Holdings LLC 2021 Term Loan	17.73% (3 Mo. LIBOR + 13.00%)		7/28/2026	2,950,702	2,950,702
TerraForm Power Operating, LLC 2022 Term Loan B	7.43% (3 Mo. Term SOFR + 2.75%)		5/21/2029	7,200,392	7,204,929
Total					41,767,833

Electric: Integrated 0.23%
Compass Power Generation LLC 2022 Term Loan B2	8.982% (1 Mo. Term SOFR + 4.25%)		4/14/2029	13,550,403	13,516,595

Energy 1.42%
AL GCX Holdings, LLC Term Loan B	8.526% (3 Mo. Term SOFR + 3.75%)		5/17/2029	10,566,572	10,577,561
CQP Holdco LP 2021 Term Loan B	8.173% - 8.23% (3 Mo. LIBOR + 3.75%)		6/5/2028	19,290,411	19,287,131
Freeport LNG Investments, LLLP Term Loan B	8.308% (3 Mo. LIBOR + 3.50%)		12/21/2028	9,593,631	9,388,280
M6 ETX Holdings II Midco LLC Term Loan B	9.158% (3 Mo. Term SOFR + 4.50%)		9/19/2029	16,760,157	16,714,737
Medallion Midland Acquisition, LLC 2021 Term Loan	8.592% (3 Mo. Term SOFR + 3.75%)		10/18/2028	15,117,115	15,100,637
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(a)	8.004% (3 Mo. LIBOR + 3.25%)		10/1/2025	12,272,695	12,277,113
Total					83,345,459

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Engineering & Construction 0.21%
Service Logic Acquisition, Inc Term Loan	8.41% (3 Mo. LIBOR + 4.00%)		10/29/2027	$12,337,052	$12,213,682

Entertainment 0.46%
Caesars Entertainment Corp Term Loan B	7.968% (1 Mo. Term SOFR + 3.25%)		2/6/2030	27,095,350	27,093,453

Environmental 0.18%
Bingo Industries Ltd Term Loan (Australia)(a)	8.23% (3 Mo. LIBOR + 3.50%)		7/14/2028	10,931,908	10,553,882

Environmental Control 0.32%
Madison IAQ LLC Term Loan	7.988% (3 Mo. LIBOR + 3.25%)		6/21/2028	19,417,009	18,536,642

Financial 3.98%
Acrisure, LLC 2021 First Lien Term Loan B	8.885% (1 Mo. LIBOR + 4.25%)		2/15/2027	21,386,668	20,658,238
Advisor Group, Inc. 2021 Term Loan	9.135% (1 Mo. LIBOR + 4.50%)		7/31/2026	15,055,771	15,061,115
Alliant Holdings Intermediate, LLC 2023 Term Loan B5	8.06% (1 Mo. Term SOFR + 3.50%)		11/5/2027	8,000,162	7,908,912
Armor Holding II LLC 2021 Term Loan B	9.541% (6 Mo. Term SOFR + 4.50%)		12/11/2028	7,133,977	7,154,059
AssuredPartners, Inc. 2020 Term Loan B	8.135% (1 Mo. LIBOR + 3.50%)		2/12/2027	11,015,680	10,798,120
Asurion LLC 2021 Second Lien Term Loan B4	9.885% (1 Mo. LIBOR + 5.25%)		1/20/2029	25,134,469	21,527,672
Asurion LLC 2022 Term Loan B10	8.68% (3 Mo. Term SOFR + 4.00%)		8/19/2028	14,982,450	14,084,776
Castlelake Aviation Limited 2023 Incremental Term Loan B	–	(g)	10/22/2027	16,808,184	16,647,078
CoreLogic, Inc. Term Loan	8.188% (1 Mo. LIBOR + 3.50%)		6/2/2028	10,622,334	9,146,520
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	7.385% (1 Mo. LIBOR + 2.75%)		8/21/2025	2,393,296	2,384,752
Cushman & Wakefield U.S. Borrower, LLC 2023 Term Loan	7.968% (1 Mo. Term SOFR + 3.25%)		1/31/2030	7,794,889	7,765,658
Edelman Financial Center, LLC 2018 2nd Lien Term Loan	11.385% (1 Mo. LIBOR + 6.75%)		7/20/2026	9,455,815	9,235,211

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Financial (continued)
Hub International Limited 2021 Term Loan B	7.949% - 8.06% (3 Mo. LIBOR + 3.25%)		4/25/2025	$10,004,249	$10,002,298
Hudson River Trading LLC 2021 Term Loan	–	(g)	3/20/2028	23,756,449	22,753,096
NEXUS Buyer LLC 2021 Second Lien Term Loan	10.885% (1 Mo. LIBOR + 6.25%)		11/5/2029	18,430,361	17,462,767
NEXUS Buyer LLC Term Loan B	8.385% (1 Mo. LIBOR + 3.75%)		11/9/2026	5,168,147	5,083,234
OneDigital Borrower LLC 2021 Term Loan	–	(g)	11/16/2027	22,831,284	21,975,111
Sedgwick Claims Management Services, Inc. 2018 Term Loan B	7.885% (1 Mo. LIBOR + 3.25%)		12/31/2025	11,500,070	11,495,298
Sedgwick Claims Management Services, Inc. 2019 Term Loan B	–	(g)	9/3/2026	2,472,982	2,475,689
Total					233,619,604

Food/Tobacco 0.98%
1011778 B.C. Unlimited Liability Company Term Loan B4 (Canada)(a)	6.385% (1 Mo. LIBOR + 1.75%)		11/19/2026	20,772,734	20,637,400
Miller’s Ale House, Inc. 2018 Term Loan	9.33% - 11.50% (PRIME Rate + 3.75%) (3 Mo. LIBOR + 4.75%)		5/30/2025	10,703,967	10,489,887
NPC International, Inc. 2nd Lien Term Loan(j)	1.00%		4/18/2025	9,531,000	–	(c)(h)
Reynolds Group Holdings Inc. 2021 Term Loan B	7.885% (1 Mo. LIBOR + 3.25%)		9/24/2028	9,620,563	9,592,952

Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(a)	9.011% (3 Mo. Term SOFR + 4.25%)		7/12/2029	16,685,317	16,629,755
Total					57,349,994

Gaming/Leisure 3.49%
888 Acquisitions Limited USD Term Loan B (United Kingdom)(a)	9.93% (3 Mo. Term SOFR + 5.25%)		7/1/2028	12,259,913	10,589,500
AVSC Holding Corp. 2018 2nd Lien Term Loan	12.056% (3 Mo. LIBOR + 7.25%)		9/1/2025	3,538,783	2,972,578
City Football Group Limited Term Loan (United Kingdom)(a)	7.592% (1 Mo. LIBOR + 3.00%)		7/21/2028	10,528,136	10,041,210
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	11.73% (3 Mo. LIBOR + 7.00%)		9/6/2024	7,044,482	4,542,211
Fertitta Entertainment, LLC 2022 Term Loan B	–	(g)	1/27/2029	26,081,683	25,421,556

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Gaming/Leisure (continued)
Formula One Holdings Limited. Term Loan B (United Kingdom)(a)	7.868% (1 Mo. Term SOFR + 3.25%)	1/15/2030		$18,540,006	$18,614,166
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	7.635% (1 Mo. LIBOR + 3.00%)	8/2/2028		12,838,742	12,836,045
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(a)	7.98% (3 Mo. LIBOR + 3.25%)	11/12/2026		1,893,488	1,861,138
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(a)	7.98% (3 Mo. LIBOR + 3.25%)	11/12/2026		13,269,774	13,043,060
NASCAR Holdings, Inc Term Loan B	7.135% (1 Mo. LIBOR + 2.50%)	10/19/2026		8,266,430	8,273,994
Penn National Gaming, Inc. 2022 Term Loan B	7.468% (1 Mo. Term SOFR + 2.75%)	5/3/2029		9,603,757	9,587,718
Sabre GLBL Inc. 2021 Term Loan B1	8.135% (1 Mo. LIBOR + 3.50%)	12/17/2027		862,420	782,112
Sabre GLBL Inc. 2021 Term Loan B2	8.135% (1 Mo. LIBOR + 3.50%)	12/17/2027		1,267,146	1,149,149
Sabre GLBL Inc. 2022 Term Loan B	8.968% (1 Mo. Term SOFR + 4.25%)	6/30/2028		8,658,850	7,937,265
Scientific Games Holdings LP 2022 USD Term Loan B	8.103% (3 Mo. Term SOFR + 3.50%)	4/4/2029		17,299,260	17,037,003
Scientific Games International, Inc. 2022 USD Term Loan	7.662% (1 Mo. Term SOFR + 3.00%)	4/14/2029		10,000,744	9,990,043
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	7.688% (1 Mo. LIBOR + 3.00%)	8/25/2028		12,939,687	12,922,154
Silk Bidco AS EUR Term Loan B(b)	7.197% (6 Mo. EURIBOR + 4.00%)	2/24/2025	EUR	11,556,254	11,141,123
Station Casinos LLC 2020 Term Loan B	6.89% (1 Mo. LIBOR + 2.25%)	2/8/2027		$8,313,390	8,277,393
United PF Holdings, LLC 2019 1st Lien Term Loan	8.73% (3 Mo. LIBOR + 4.00%)	12/30/2026		17,256,245	14,754,089
United PF Holdings, LLC 2019 2nd Lien Term Loan	13.23% (3 Mo. LIBOR + 8.50%)	12/30/2027		4,000,000	3,013,320
Total					204,786,827

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Health Care Products 0.93%
Curia Global, Inc. 2021 Term Loan	–	(g)	8/30/2026		$9,453,976	$8,167,810
Medline Borrower, LP USD Term Loan B	7.885% (1 Mo. LIBOR + 3.25%)		10/23/2028		47,969,572	46,327,093
Total						54,494,903

Health Care Services 0.34%
ADMI Corp. 2018 Term Loan B	–	(g)	4/30/2025		3,525,795	3,386,543
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	10.135% - 10.33% (1 Mo. LIBOR + 5.50%) (3 Mo. LIBOR + 5.50%)		10/1/2025		23,382,122	16,425,941
Total						19,812,484

Health Services 0.25%
Covetrus, Inc. Term Loan	9.58% (3 Mo. Term SOFR + 5.00%)		10/13/2029		15,847,482	14,985,775

Healthcare 10.92%
Amneal Pharmaceuticals LLC 2018 Term Loan B	8.188% - 8.25% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%)		5/4/2025		11,988,762	11,327,222
Athenahealth, Inc. 2022 Delayed Draw Term loan(k)	3.50%		2/15/2029		3,099,349	2,875,932
Athenahealth, Inc. 2022 Term Loan B	8.061% (1 Mo. Term SOFR + 3.50%)		2/15/2029		25,292,751	23,469,523
Bella Holding Company, LLC 2021 Term Loan B	8.468% (1 Mo. Term SOFR + 3.75%)		5/10/2028		14,669,045	14,378,745
Canopy Growth Corporation Term Loan (Canada)(a)	13.092% (1 Mo. LIBOR + 8.50%)		3/18/2026		7,644,485	6,278,033
CCRR Parent, Inc Term Loan B	8.39% (1 Mo. LIBOR + 3.75%)		3/6/2028		13,558,473	13,287,304
CNT Holdings I Corp 2020 2nd Lien Term Loan	11.375% (3 Mo. LIBOR + 6.75%)		11/6/2028		8,664,122	8,317,557
CNT Holdings I Corp 2020 Term Loan	8.125% (3 Mo. Term SOFR + 3.50%)		11/8/2027		13,324,434	13,107,917
Da Vinci Purchaser Corp. 2019 Term Loan	8.953% (1 Mo. LIBOR + 4.00%)		1/8/2027		14,808,422	14,160,553
Dedalus Finance GmbH 2021 EUR Term Loan B2(b)	5.782% (6 Mo. EURIBOR + 3.75%)		7/17/2027	EUR	12,907,081	12,591,888

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Dermatology Intermediate Holdings III, Inc. 2022 Delayed Draw Term Loan(k)	4.25% - 8.93% (3 Mo. Term SOFR + 4.25%)		3/30/2029	$1,851,159	$1,821,078
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.926% (3 Mo. Term SOFR + 4.25%)		3/30/2029	9,854,185	9,694,055
Electron BidCo Inc. 2021 Term Loan	7.635% (1 Mo. LIBOR + 3.00%)		11/1/2028	16,592,845	16,469,643
Emerald TopCo Inc Term Loan	8.135% (1 Mo. LIBOR + 3.50%)		7/24/2026	4,690,566	4,405,216
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.135% (1 Mo. LIBOR + 4.50%)		2/4/2027	25,573,142	23,607,207
EyeCare Partners, LLC 2020 Term Loan	8.48% (3 Mo. LIBOR + 3.75%)		2/18/2027	3,198,331	2,693,602
EyeCare Partners, LLC 2021 Incremental Term Loan	8.48% (3 Mo. LIBOR + 3.75%)		11/15/2028	11,487,844	9,556,450
Gainwell Acquisition Corp. Term Loan B	8.73% (3 Mo. LIBOR + 4.00%)		10/1/2027	36,163,664	34,925,058
Global Medical Response, Inc. 2020 Term Loan B	8.83% (1 Mo. LIBOR + 4.25%)		10/2/2025	18,266,097	14,570,500
Heartland Dental, LLC 2018 1st Lien Term Loan	8.385% (1 Mo. LIBOR + 3.75%)		4/30/2025	7,868,307	7,466,433
Heartland Dental, LLC 2021 Incremental Term Loan	8.635% (1 Mo. LIBOR + 4.00%)		4/30/2025	15,023,774	14,263,195
Hunter Holdco 3 Limited USD Term Loan B (United Kingdom)(a)	8.98% (3 Mo. LIBOR + 4.25%)		8/19/2028	16,833,968	16,672,699
ICON Luxembourg S.A.R.L. LUX Term Loan (Luxembourg)(a)	7.00% (3 Mo. LIBOR + 2.25%)		7/3/2028	14,449,256	14,449,328
Insulet Corporation Term Loan B	7.982% (1 Mo. Term SOFR + 3.25%)		5/4/2028	13,758,707	13,758,019
LSCS Holdings, Inc. 2021 1st Lien Term Loan	9.135% (1 Mo. LIBOR + 4.50%)		12/16/2028	14,563,911	14,249,913
Maravai Intermediate Holdings, LLC 2022 Term Loan B	–	(g)	10/19/2027	9,245,425	9,229,569
MDVIP, Inc. 2021 Term Loan	8.135% (1 Mo. LIBOR + 3.50%)		10/16/2028	11,703,548	11,606,994
MED ParentCo LP 1st Lien Term Loan	8.885% (1 Mo. LIBOR + 4.25%)		8/31/2026	10,550,006	9,443,100

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	8.635% (1 Mo. LIBOR + 4.00%)		12/18/2028	$9,597,829	$8,993,982
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.241% (1 Mo. LIBOR + 3.25%)		11/1/2028	9,758,325	9,511,342
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	11.991% (3 Mo. Term SOFR + 7.00%)		11/1/2029	8,000,000	7,360,040
NAPA Management Services Corporation Term Loan B	–	(g)	2/23/2029	14,160,342	10,983,186
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	11.98% (3 Mo. LIBOR + 7.25%)		3/2/2029	5,832,027	3,659,597
Navicure, Inc. 2019 Term Loan B	8.635% (1 Mo. LIBOR + 4.00%)		10/22/2026	17,022,345	17,011,706
Pacific Dental Services,LLC 2021 Term Loan	8.092% (1 Mo. LIBOR + 3.50%)		5/5/2028	12,420,665	12,389,613
Parexel International Corporation 2021 1st Lien Term Loan	7.885% (1 Mo. LIBOR + 3.25%)		11/15/2028	23,697,455	23,241,279
Pathway Vet Alliance LLC 2021 Term Loan	8.385% (1 Mo. LIBOR + 3.75%)		3/31/2027	14,387,763	12,652,239
Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan	10.885% (1 Mo. LIBOR + 6.25%)		2/13/2026	2,425,118	2,185,638
PetVet Care Centers, LLC 2021 Term Loan B3	8.135% (1 Mo. LIBOR + 3.50%)		2/14/2025	20,920,235	20,015,435
Physician Partners LLC Term Loan	–	(g)	12/23/2028	16,628,313	16,018,636
PRA Health Sciences, Inc. US Term Loan	7.00% (3 Mo. LIBOR + 2.25%)		7/3/2028	3,600,043	3,600,061
Press Ganey Holdings, Inc. 2021 Term Loan B	8.385% (1 Mo. LIBOR + 3.75%)		7/24/2026	2,864,200	2,688,767
Press Ganey Holdings, Inc. 2022 Incremental Term Loan	8.468% (1 Mo. Term SOFR + 3.75%)		7/24/2026	8,563,445	8,060,343
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	8.575% (3 Mo. LIBOR + 3.75%)		11/16/2025	23,961,276	22,977,905
Select Medical Corporation 2017 Term Loan B	7.14% (1 Mo. LIBOR + 2.50%)		3/6/2025	19,163,152	19,109,304
Southern Veterinary Partners, LLC Term Loan	8.635% (1 Mo. LIBOR + 4.00%)		10/5/2027	13,865,389	13,507,176

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Summit Behavioral Healthcare LLC 1st Lien Term Loan	9.678% (3 Mo. LIBOR + 4.75%)	11/24/2028	$13,922,499	$13,513,526
Surgery Center Holdings, Inc. 2021 Term Loan	8.36% (1 Mo. LIBOR + 3.75%)	8/31/2026	10,957,959	10,896,320
Team Health Holdings, Inc. 1st Lien Term Loan	7.385% (1 Mo. LIBOR + 2.75%)	2/6/2024	6,111,294	5,659,731
Verscend Holding Corp. 2021 Term Loan B	8.635% (1 Mo. LIBOR + 4.00%)	8/27/2025	33,012,265	33,041,811
Zelis Healthcare Corporation 2021 Term Loan	8.135% (1 Mo. LIBOR + 3.50%)	9/30/2026	15,595,416	15,549,097
Total				641,303,467

Housing 2.98%
Beacon Roofing Supply, Inc. 2021 Term Loan B	6.867% (1 Mo. LIBOR + 2.25%)	5/19/2028	10,822,226	10,820,982
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.838% (1 Mo. LIBOR + 3.25%)	4/12/2028	26,726,381	24,838,831
Foundation Building Materials Holding Company LLC 2021 Term Loan	7.885% - 8.08% (1 Mo. LIBOR + 3.25%) (3 Mo. LIBOR + 3.25%)	1/31/2028	12,648,255	12,210,309
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	8.23% (3 Mo. LIBOR + 3.50%)	12/22/2028	12,747,511	12,110,135
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan	11.48% (3 Mo. LIBOR + 6.75%)	12/21/2029	8,019,639	7,147,503
LBM Acquisition LLC Term Loan B	8.385% (6 Mo. LIBOR + 3.75%)	12/17/2027	19,573,445	17,956,581
Oscar AcquisitionCo, LLC Term Loan B	9.18% (3 Mo. Term SOFR + 4.50%)	4/29/2029	15,080,030	14,637,808
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	7.26% (1 Mo. LIBOR + 2.63%)	2/1/2027	15,428,317	15,318,390
Quikrete Holdings, Inc. 2021 Term Loan B1	7.635% (1 Mo. LIBOR + 3.00%)	3/18/2029	19,491,959	19,446,932
Solis IV BV USD Term Loan B1 (Netherlands)(a)	8.373% (3 Mo. Term SOFR + 3.50%)	2/26/2029	15,693,694	14,485,829

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Housing (continued)
SRS Distribution Inc. 2021 Term Loan B	8.135% (1 Mo. LIBOR + 3.50%)		6/2/2028	$4,073,964	$3,954,292
White Cap Buyer LLC Term Loan B	8.368% (1 Mo. Term SOFR + 3.75%)		10/19/2027	22,194,835	21,901,419
Total					174,829,011

Information Technology 10.01%
Altar Bidco, Inc. 2021 Term Loan	–	(g)	2/1/2029	14,017,827	13,617,759
AP Core Holdings II, LLC Amortization Term Loan B1	10.135% (1 Mo. LIBOR + 5.50%)		9/1/2027	4,960,339	4,797,069
AP Core Holdings II, LLC High-Yield Term Loan B2	10.135% (1 Mo. LIBOR + 5.50%)		9/1/2027	17,050,622	16,482,240
Apttus Corporation 2021 Term Loan	9.075% (3 Mo. LIBOR + 4.25%)		5/8/2028	16,052,936	15,461,064
Ascend Learning, LLC 2021 Term Loan	8.117% (1 Mo. LIBOR + 3.50%)		12/11/2028	16,475,189	15,517,568
Banff Merger Sub Inc 2021 USD Term Loan	8.385% (1 Mo. LIBOR + 3.75%)		10/2/2025	19,946,863	19,733,132
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	11.676% (3 Mo. Term SOFR + 7.00%)		8/15/2030	9,907,507	8,953,909
Barracuda Networks, Inc. 2022 Term Loan	9.176% (3 Mo. Term SOFR + 4.50%)		8/15/2029	11,562,595	11,172,358
Cloud Software Group, Inc. 2022 USD Term Loan	9.18% (3 Mo. Term SOFR + 4.50%)		3/30/2029	28,285,759	26,314,666
Cloudera, Inc. 2021 Term Loan	8.385% (1 Mo. LIBOR + 3.75%)		10/8/2028	15,679,375	15,039,970
ConnectWise, LLC 2021 Term Loan B	8.135% (1 Mo. LIBOR + 3.50%)		9/29/2028	10,284,276	9,804,360
Ensono, LP 2021 Term Loan	8.901% (3 Mo. LIBOR + 3.75%)		5/26/2028	14,682,401	13,457,962
Entegris, Inc. 2022 Term Loan B	–	(g)	7/6/2029	11,490,221	11,530,896
Epicor Software Corporation 2020 2nd Lien Term Loan	12.385% (1 Mo. LIBOR + 7.75%)		7/31/2028	7,687,953	7,689,145
Epicor Software Corporation 2020 Term Loan	7.885% (1 Mo. LIBOR + 3.25%)		7/30/2027	11,404,156	11,191,924
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	8.635% (1 Mo. LIBOR + 4.00%)		12/1/2027	25,936,085	25,762,443

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Houghton Mifflin Harcourt Publishing Company 2022 Term Loan	9.968% (1 Mo. Term SOFR + 5.25%)		4/9/2029	$10,488,618	$9,649,581
Hyland Software, Inc. 2018 1st Lien Term Loan	8.135% (1 Mo. LIBOR + 3.50%)		7/1/2024	13,939,255	13,922,806
Imprivata, Inc 2022 Incremental Term Loan	–	(g)	12/1/2027	4,744,618	4,652,098
Imprivata, Inc Term Loan	8.385% (1 Mo. LIBOR + 3.75%)		12/1/2027	14,651,079	14,314,617
Informatica LLC 2021 USD Term Loan B	7.438% (1 Mo. LIBOR + 2.75%)		10/27/2028	8,379,094	8,374,905
Ingram Micro Inc. 2021 Term Loan B	8.23% (3 Mo. LIBOR + 3.50%)		6/30/2028	11,412,952	11,384,419
McAfee, LLC 2022 USD Term Loan B	8.418% (1 Mo. Term SOFR + 3.75%)		3/1/2029	25,266,854	23,741,368
MH Sub I, LLC 2020 Incremental Term Loan	8.385% (1 Mo. LIBOR + 3.75%)		9/13/2024	28,719,907	28,558,358
MKS Instruments, Inc. 2022 USD Term Loan B	7.411% (1 Mo. Term SOFR + 2.75%)		8/17/2029	28,883,673	28,718,170
Perforce Software, Inc. 2020 Term Loan B	8.385% (1 Mo. LIBOR + 3.75%)		7/1/2026	22,407,408	21,234,604
Polaris Newco LLC 2nd Lien Term Loan	12.953% (3 Mo. LIBOR + 8.00%)		6/4/2029	4,734,713	4,640,019	(i)
Polaris Newco LLC USD Term Loan B	8.73% (3 Mo. LIBOR + 4.00%)		6/2/2028	10,478,195	9,722,874
Project Boost Purchaser, LLC 2019 Term Loan B	8.135% (1 Mo. LIBOR + 3.50%)		6/1/2026	9,684,338	9,589,771
RealPage, Inc 1st Lien Term Loan	7.635% (1 Mo. LIBOR + 3.00%)		4/24/2028	23,172,272	22,487,299
Renaissance Holding Corp. 2022 Incremental Term Loan	9.066% (1 Mo. Term SOFR + 4.50%)		4/1/2027	4,839,577	4,777,485
Rocket Software, Inc. 2018 Term Loan	8.885% (1 Mo. LIBOR + 4.25%)		11/28/2025	6,821,048	6,714,469
Rocket Software, Inc. 2021 USD Incremental Term Loan B	8.885% (1 Mo. LIBOR + 4.25%)		11/28/2025	3,461,748	3,399,713
SS&C European Holdings Sarl 2018 Term Loan B4 (Luxembourg)(a)	6.385% (1 Mo. LIBOR + 1.75%)		4/16/2025	3,634,354	3,633,227

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
SS&C Technologies Inc. 2018 Term Loan B3	6.385% (1 Mo. LIBOR + 1.75%)		4/16/2025	$4,098,394	$4,097,124
SS&C Technologies Inc. 2022 Term Loan B6	6.968% (1 Mo. Term SOFR + 2.25%)		3/22/2029	3,757,641	3,756,175
SS&C Technologies Inc. 2022 Term Loan B7	6.968% (1 Mo. Term SOFR + 2.25%)		3/22/2029	5,661,901	5,659,692
Storable, Inc Term Loan B	8.08% - 8.29% (1 Mo. Term SOFR + 3.50%) (3 Mo. Term SOFR + 3.50%)		4/17/2028	12,235,892	11,983,588
Surf Holdings, LLC USD Term Loan	8.235% (3 Mo. LIBOR + 3.50%)		3/5/2027	15,829,127	15,628,810
Tenable Holdings, Inc. Term Loan B	7.575% (3 Mo. LIBOR + 2.75%)		7/7/2028	10,004,160	9,962,443
Uber Technologies, Inc. 2023 Term Loan B	–	(g)	2/27/2030	18,595,071	18,614,410
Ultimate Software Group Inc (The) 2021 2nd Lien Term Loan	10.032% (3 Mo. LIBOR + 5.25%)		5/3/2027	15,594,991	15,240,829
Ultimate Software Group Inc (The) 2021 Term Loan	8.032% (3 Mo. LIBOR + 3.25%)		5/4/2026	31,585,625	31,013,136
Ultimate Software Group Inc (The) Term Loan B	8.575% (3 Mo. LIBOR + 3.75%)		5/4/2026	5,230,413	5,170,499
VS Buyer, LLC Term Loan B	9.50% (PRIME Rate + 2.00%)		2/28/2027	10,967,259	10,871,295
Total					588,040,249

Insurance 0.92%
Amynta Agency Borrower Inc. 2023 Term Loan B	–	(g)	2/28/2028	20,647,539	20,208,779
AssuredPartners, Inc. 2022 Term Loan B4	8.868% (1 Mo. Term SOFR + 4.25%)		2/12/2027	6,569,562	6,565,456
Asurion LLC 2023 Term Loan B11	8.978% (3 Mo. Term SOFR + 4.25%)		8/19/2028	27,846,717	26,301,224
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	–	(g)	2/17/2028	946,752	937,086	(i)
Total					54,012,545

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Integrated Energy 0.18%
Esdec Solar Group B.V. Term Loan B (Netherlands)(a)
	8.92% (3 Mo. LIBOR + 4.75%)		8/30/2028		$10,795,750	$10,822,739

Investment Management Companies 0.10%
Vue International Bidco p.l.c.
2023 EUR PIK Term Loan 6.00%(b)	4.346% (3 Mo. EURIBOR + 2.00%)		12/31/2027	EUR	9,108,768	6,073,681

Leisure 0.44%
Carnival Corporation 2021 Incremental Term Loan B (Panama)(a)	7.885% (1 Mo. LIBOR + 3.25%)		10/18/2028		$12,897,500	12,542,819
Carnival Corporation USD Term Loan B (Panama)(a)	7.635% (1 Mo. LIBOR + 3.00%)		6/30/2025		13,583,437	13,389,873
Total						25,932,692

Lodging 0.29%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	–	(g)	2/2/2026		1,000,000	951,560
Four Seasons Hotels Limited 2022 Term Loan B (Canada)(a)	7.968% (1 Mo. Term SOFR + 3.25%)		11/30/2029		15,940,000	16,030,778
Total						16,982,338

Machinery 0.30%
Chart Industries, Inc. 2022 Term Loan B	–	(g)	12/7/2029		17,802,163	17,813,378

Manufacturing 5.51%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	–	(g)	12/20/2029		10,700,187	9,937,799
Banijay Entertainment S.A.S USD Term Loan (France)(a)	8.324% (3 Mo. LIBOR + 3.75%)		3/1/2025		11,506,820	11,480,469
Camelot U.S. Acquisition LLC 2020 Incremental Term Loan B	7.635% (1 Mo. LIBOR + 3.00%)		10/30/2026		5,274,659	5,264,769
Camelot U.S. Acquisition LLC Term Loan B	7.635% (1 Mo. LIBOR + 3.00%)		10/30/2026		4,178,673	4,167,788
Chamberlain Group Inc Term Loan B	7.885% (1 Mo. LIBOR + 3.25%)		11/3/2028		21,693,492	20,939,318

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Manufacturing (continued)
Clear Channel Outdoor Holdings, Inc. Term Loan B	8.232% - 8.33% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%)		8/21/2026	$14,824,419	$14,070,819
CMG Media Corporation 2021 Term Loan	8.23% (3 Mo. LIBOR + 3.50%)		12/17/2026	10,523,216	9,910,238
CSC Holdings, LLC 2017 Term Loan B1	6.838% (1 Mo. LIBOR + 2.25%)		7/17/2025	9,357,414	9,058,444
DirecTV Financing, LLC Term Loan	9.635% (1 Mo. LIBOR + 5.00%)		8/2/2027	25,895,419	25,255,413
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	8.48% (3 Mo. LIBOR + 3.75%)		5/19/2028	14,505,323	14,416,188
iHeartCommunications, Inc. 2020 Term Loan	7.635% (1 Mo. LIBOR + 3.00%)		5/1/2026	5,817,798	5,647,365
II-VI Incorporated 2022 Term Loan B	7.385% (1 Mo. LIBOR + 2.75%)		7/2/2029	24,709,942	24,663,611
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(a)	–	(g)	2/1/2029	13,308,394	13,178,438
MJH Healthcare Holdings, LLC 2022 Term Loan B	–	(g)	1/28/2029	11,875,982	11,705,265
Nexstar Broadcasting, Inc. 2019 Term Loan B4	7.135% (1 Mo. LIBOR + 2.50%)		9/18/2026	10,006,435	9,999,281
Numericable Group SA USD Term Loan B11 (France)(a)	7.575% (3 Mo. LIBOR + 2.75%)		7/31/2025	12,758,337	12,634,772
Pro Mach Group, Inc. 2021 Term Loan B	8.635% (1 Mo. LIBOR + 4.00%)		8/31/2028	9,554,172	9,538,647
SPX Flow, Inc. 2022 Term Loan	9.218% (1 Mo. Term SOFR + 4.50%)		4/5/2029	11,103,393	10,563,657
Tiger Acquisition, LLC 2021 Term Loan	7.885% (1 Mo. LIBOR + 3.25%)		6/1/2028	13,524,507	13,231,025
Titan Acquisition Limited 2018 Term Loan B (Canada)(a)	8.151% (3 Mo. LIBOR + 3.00%)		3/28/2025	15,960,069	15,340,579
Univision Communications Inc. 2022 First Lien Term Loan B	8.83% (3 Mo. Term SOFR + 4.25%)		6/24/2029	125,000	125,156

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Manufacturing (continued)
Vertical US Newco Inc Term Loan B	8.602% (6 Mo. LIBOR + 3.50%)		7/30/2027		$23,684,489	$23,201,562
Virgin Media Bristol LLC USD Term Loan N	7.088% (1 Mo. LIBOR + 2.50%)		1/31/2028		37,004,077	36,362,981
Vue International Bidco p.l.c. 2022 EUR Term Loan(b)	9.766% (3 Mo. EURIBOR + 8.00%)		6/30/2027	EUR	1,611,847	1,491,744
William Morris Endeavor Entertainment, LLC 2018 1st Lien Term Loan	7.39% (1 Mo. LIBOR + 2.75%)		5/18/2025		$7,859,557	7,834,289
Windstream Services, LLC 2020 Exit Term Loan B	10.968% (1 Mo. LIBOR + 6.25%)		9/21/2027		4,087,231	3,679,796
Total						323,699,413

Media 0.82%
Gray Television, Inc. 2021 Term Loan D	7.566% (1 Mo. LIBOR + 3.00%)		12/1/2028		9,991,559	9,897,889
McGraw-Hill Global Education Holdings, LLC 2021 Term Loan	–	(g)	7/28/2028		10,883,056	10,474,941
Radiate Holdco, LLC 2021 Term Loan B	–	(g)	9/25/2026		10,400,000	8,661,796
Univision Communications Inc. 2021 First Lien Term Loan B	–	(g)	3/15/2026		19,095,926	18,991,185
Total						48,025,811

Metals/Minerals 0.35%
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B	8.825% (3 Mo. LIBOR + 4.00%)		3/16/2027		9,493,488	9,268,018
Zekelman Industries, Inc. 2020 Term Loan	6.729% (3 Mo. LIBOR + 2.00%)		1/24/2027		11,216,174	11,104,013
Total						20,372,031

Oil & Gas 0.44%
Par Petroleum, LLC 2023 Term Loan B	–	(g)	2/14/2030		13,860,173	13,712,909	(i)
Parkway Generation, LLC Term Loan B	9.902% (3 Mo. Term SOFR + 4.75%)		2/18/2029		10,534,919	10,438,787
Parkway Generation, LLC Term Loan C	9.902% (3 Mo. Term SOFR + 4.75%)		2/18/2029		1,429,417	1,416,017
Total						25,567,713

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil Field Equipment & Services 0.28%
Ulterra Drilling Technologies, LP Term Loan B	9.885% (1 Mo. LIBOR + 5.25%)		11/26/2025	$16,643,501	$16,227,413

Packaging 0.41%
Clydesdale Acquisition Holdings Inc Term Loan B	–	(g)	4/13/2029	13,000,000	12,844,585
Graham Packaging Company Inc. 2021 Term Loan	7.635% (1 Mo. LIBOR + 3.00%)		8/4/2027	5,410,133	5,390,873
Mauser Packaging Solutions Holding Company Term Loan B	8.561% (3 Mo. Term SOFR + 4.00%)		8/14/2026	5,675,745	5,636,724
Total					23,872,182

Personal & Household Products 0.54%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	8.316% (1 Mo. Term SOFR + 3.75%)		7/31/2028	32,592,524	31,480,956

Pharmaceuticals 1.59%
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(a)	8.135% (1 Mo. LIBOR + 3.50%)		5/5/2028	29,429,962	29,416,866
Option Care Health, Inc. 2021 Term Loan B	7.385% (1 Mo. LIBOR + 2.75%)		10/27/2028	17,659,939	17,674,685
Organon & Co USD Term Loan	7.75% (3 Mo. LIBOR + 3.00%)		6/2/2028	23,219,154	23,035,955
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	8.23% (3 Mo. LIBOR + 3.50%)		11/30/2027	23,609,157	23,188,678
Total					93,316,184

Pipelines 1.52%
AL NGPL Holdings, LLC Term Loan B	8.376% (3 Mo. LIBOR + 3.75%)		4/14/2028	11,053,706	11,058,349
Brazos Delaware II, LLC 2023 Term Loan B	8.473% (3 Mo. Term SOFR + 3.75%)		2/11/2030	32,248,586	32,102,500
Oryx Midstream Services Permian Basin LLC 2023 Incremental Term Loan	7.932% (3 Mo. Term SOFR + 3.25%)		10/5/2028	34,913,370	34,760,624
Whitewater Whistler Holdings, LLC 2023 Term Loan B	–	(g)	2/15/2030	11,346,978	11,339,886
Total					89,261,359

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 3.06%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	7.885% (1 Mo. LIBOR + 3.25%)		9/27/2024	$4,910,778	$4,912,693
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1	–	(g)	12/21/2028	19,829,122	19,500,752
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(a)	8.064% (3 Mo. LIBOR + 3.25%)		4/28/2028	12,654,606	12,583,424
Evergreen Acqco 1 LP 2021 USD Term Loan	10.342% (3 Mo. Term SOFR + 5.50%)		4/26/2028	9,421,225	9,334,832
Flynn Restaurant Group LP 2021 Term Loan B	8.885% (1 Mo. LIBOR + 4.25%)		12/1/2028	19,903,618	19,455,787
Great Outdoors Group, LLC 2021 Term Loan B1	8.385% (1 Mo. LIBOR + 3.75%)		3/6/2028	11,761,479	11,610,756
Harbor Freight Tools USA, Inc. 2021 Term Loan B	7.385% (1 Mo. LIBOR + 2.75%)		10/19/2027	9,437,927	9,160,688
IRB Holding Corp 2022 Term Loan B	–	(g)	12/15/2027	16,478,215	16,285,503
New Era Cap Co., Inc. 2022 Term Loan B	10.815% (3 Mo. LIBOR + 6.00%)		7/13/2027	9,596,023	9,308,142
Petco Health and Wellness Company, Inc. 2021 Term Loan B	7.976% (3 Mo. Term SOFR + 3.25%)		3/3/2028	16,215,901	16,074,011
PetSmart, Inc. 2021 Term Loan B	8.468% (1 Mo. Term SOFR + 3.75%)		2/11/2028	21,798,799	21,769,262
Torrid LLC 2021 Term Loan B	10.315% (3 Mo. LIBOR + 5.50%) (6 Mo. LIBOR + 5.50%)		6/14/2028	12,832,436	11,087,225
Tory Burch LLC Term Loan B	8.135% (1 Mo. LIBOR + 3.50%)		4/16/2028	9,937,381	9,555,388
Whatabrands LLC 2021 Term Loan B	7.885% (1 Mo. LIBOR + 3.25%)		8/3/2028	9,515,022	9,388,806
Total					180,027,269

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service 5.03%
Amentum Government Services Holdings LLC 2022 Term Loan	7.558% - 8.76% (3 Mo. Term SOFR + 4.00%)		2/15/2029	$18,049,720	$17,891,785
APi Group DE, Inc. 2021 Incremental Term Loan B	7.385% (1 Mo. LIBOR + 2.75%)		1/3/2029	10,715,054	10,727,108
AppLovin Corporation 2018 Term Loan B	7.943% (3 Mo. Term SOFR + 3.35%)		8/15/2025	6,311,853	6,285,943
AppLovin Corporation 2021 Term Loan B	7.693% (3 Mo. Term SOFR + 3.10%)		10/25/2028	16,566,134	16,441,888
Blackhawk Network Holdings, Inc 2018 2nd Lien Term Loan	11.813% (3 Mo. LIBOR + 7.00%)		6/15/2026	13,754,734	11,911,600
Brown Group Holding, LLC 2022 Incremental Term Loan B2	8.368% - 8.43% (1 Mo. Term SOFR + 3.75%) (3 Mo. Term SOFR + 3.75%)		7/2/2029	9,587,972	9,601,970
Cengage Learning, Inc. 2021 Term Loan B	9.88% (3 Mo. LIBOR + 4.75%)		7/14/2026	3,850,553	3,650,574
DTI Holdco, Inc. 2022 Term Loan	9.426% (3 Mo. Term SOFR + 4.75%)		4/26/2029	14,541,646	13,669,147
Dun & Bradstreet Corporation (The) 2022 Incremental Term Loan B2	7.855% (1 Mo. Term SOFR + 3.25%)		1/18/2029	13,586,390	13,542,234
Harsco Corporation 2021 Term Loan	6.982% (1 Mo. Term SOFR + 2.25%)		3/10/2028	11,150,099	10,791,177
Instructure Holdings, Inc. 2021 Term Loan B	7.852% (3 Mo. LIBOR + 2.75%)		10/30/2028	8,043,987	8,020,539
KUEHG Corp. 2017 2nd Lien Term Loan	–	(g)	8/22/2025	62,001	59,118
Magnite Inc Term Loan	9.635% - 10.24% (1 Mo. LIBOR + 5.00%) (6 Mo. LIBOR + 5.00%)		4/28/2028	16,978,874	16,299,719
Prime Security Services Borrower, LLC 2021 Term Loan	7.517% (3 Mo. LIBOR + 2.75%)		9/23/2026	11,133,672	11,127,604
Red Planet Borrower, LLC Term Loan B	8.385% (1 Mo. LIBOR + 3.75%)		10/2/2028	16,686,446	12,226,993

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
Renaissance Holding Corp. 2018 1st Lien Term Loan	7.885% (1 Mo. LIBOR + 3.25%)		5/30/2025	$9,692,975	$9,508,518
Renaissance Holding Corp. 2018 2nd Lien Term Loan	11.635% (1 Mo. LIBOR + 7.00%)		5/29/2026	11,758,831	11,269,605
Sabre GLBL Inc. 2022 1st Lien Term Loan B	9.718% (1 Mo. Term SOFR + 5.00%)		6/30/2028	16,068,817	14,810,066
Severin Acquisition, LLC 2018 Term Loan B	7.676% (3 Mo. Term SOFR + 3.00%)		8/1/2025	10,003,340	10,006,491
Sophia, L.P. 2021 Term Loan B	8.23% (3 Mo. LIBOR + 3.50%)		10/7/2027	22,892,448	22,582,485
SRS Distribution Inc. 2022 Incremental Term Loan	7.968% (1 Mo. Term SOFR + 3.25%)		6/2/2028	17,868,335	17,294,315
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	8.73% (3 Mo. LIBOR + 4.00%)		7/30/2025	17,383,502	17,136,395
Team Health Holdings, Inc. 2022 Term Loan B	9.868% (1 Mo. Term SOFR + 5.25%)		3/2/2027	6,885,185	5,806,483
Trans Union, LLC 2021 Term Loan B6	6.885% (1 Mo. LIBOR + 2.25%)		12/1/2028	12,131,354	12,078,947
Weld North Education, LLC 2021 Term Loan B	8.39% (1 Mo. LIBOR + 3.75%)		12/21/2027	12,863,202	12,847,123
Total					295,587,827

Shipbuilding 0.36%
MHI Holdings,LLC Term Loan B	–	(g)	9/21/2026	21,433,417	21,451,207

Software 1.65%
Applied Systems, Inc. 2022 Extended 1st Lien Term Loan	9.08% (3 Mo. Term SOFR + 4.50%)		9/18/2026	11,185,500	11,237,233
CDK Global, Inc. 2022 USD Term Loan B	9.08% (3 Mo. Term SOFR + 4.50%)		7/6/2029	18,528,170	18,496,394
ECL Entertainment, LLC Term Loan	12.232% (1 Mo. LIBOR + 7.50%)		5/1/2028	8,970,925	9,018,606

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
Open Text Corporation 2022 Term Loan B (Canada)(a)	8.218% (1 Mo. Term SOFR + 3.50%)		8/24/2029	$23,517,778	$23,516,014
Playtika Holding Corp 2021 Term Loan	7.385% (1 Mo. LIBOR + 2.75%)		3/13/2028	24,896,669	24,684,674
Roper Industrial Products Investment Company LLC USD Term Loan	9.228% (3 Mo. Term SOFR + 4.50%)		11/22/2029	10,342,372	10,226,020
Total					97,178,941

Software/Services 0.43%
Proofpoint, Inc. 1st Lien Term Loan	7.885% (3 Mo. LIBOR + 3.25%)		8/31/2028	19,053,439	18,553,286
Proofpoint, Inc. 2nd Lien Term Loan	10.885% (3 Mo. LIBOR + 6.25%)		8/31/2029	6,750,420	6,543,689
Total					25,096,975

Specialty Retail 0.13%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	12.938% (1 Mo. LIBOR + 8.00%)		9/10/2027	8,048,067	7,810,005

Support: Services 0.35%
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan	8.93% (3 Mo. Term SOFR + 4.25%)		7/6/2029	6,616,288	6,574,969
Element Materials Technology Group US Holdings Inc. 2022 USD Term Loan	8.93% (3 Mo. Term SOFR + 4.25%)		7/6/2029	14,335,286	14,245,762
Total					20,820,731

Telecommunications 1.70%
Altice France S.A. 2023 USD Term Loan B14	–	(g)	8/31/2028	12,758,337	12,487,222
Carriage Purchaser, Inc. 2021 Term Loan B	8.885% (1 Mo. LIBOR + 4.25%)		9/30/2028	3,048,096	3,006,947
Chassix Inc. 2017 1st Lien Term Loan	12.25% (PRIME Rate + 4.50%)		11/15/2023	10,234,819	8,897,947
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	9.135% (1 Mo. LIBOR + 4.50%)		2/4/2026	9,690,972	9,653,419

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Telecommunications (continued)
Frontier Communications Corp. 2021 1st Lien Term Loan	8.50% (3 Mo. LIBOR + 3.75%)		5/1/2028		$16,395,924	$16,080,794
Kenan Advantage Group, Inc. 2021 Term Loan B1	8.385% (1 Mo. LIBOR + 3.75%)		3/24/2026		16,696,226	16,612,745
Lorca Holdco Limited 2021 EUR Term Loan B2(b)	–	(g)	9/17/2027	EUR	1,465,000	1,521,546	(i)
Lorca Holdco Limited EUR Term Loan B1(b)	–	(g)	9/17/2027	EUR	9,035,000	9,460,180	(i)
Northwest Fiber, LLC 2021 Term Loan	8.428% (1 Mo. Term SOFR + 3.75%)		4/30/2027		$13,110,835	12,850,913
Truck Hero, Inc. 2021 Term Loan B	8.385% (1 Mo. LIBOR + 3.75%)		1/31/2028		10,274,614	9,344,042
Total						99,915,755

Transportation 0.16%
Atlas Air, Inc. 2023 Term Loan B	–	(g)	2/8/2030		9,465,188	9,216,727	(i)

Utilities 0.08%
Calpine Corporation 2020 Term Loan B5	7.14% (1 Mo. LIBOR +2.25%)		12/16/2027		4,881,371	4,879,321

Utility 0.80%
Astoria Energy LLC 2020 Term Loan B	8.14% (1 Mo. LIBOR + 3.50%)		12/10/2027		10,023,341	9,975,029
Generation Bridge Acquisition, LLC Term Loan B	9.73% (3 Mo. LIBOR + 5.00%)		12/1/2028		14,663,766	14,652,329
Generation Bridge Acquisition, LLC Term Loan C	9.73% (3 Mo. LIBOR + 5.00%)		12/1/2028		322,718	322,466
Pacific Gas & Electric Company 2020 Term Loan	7.688% (1 Mo. LIBOR + 3.00%)		6/23/2025		11,147,946	11,127,043
USIC Holdings, Inc. 2021 Term Loan	8.135% (1 Mo. LIBOR + 3.50%)		5/12/2028		11,360,463	11,042,370
Total						47,119,237
Total Floating Rate Loans (cost $4,806,102,588)						4,699,822,352

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.43%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon		339,592	$7,301,228
ACBL Holdings Corp.	Zero Coupon		444,753	18,234,873
Total Preferred Stocks (cost $19,608,625)				25,536,101

	Exercise Price	Expiration Date
WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$ 4.50	10/16/2025	12,651	5,060

Miscellaneous Financials 0.00%
UTEX Industries, Inc.*	114.76	12/3/2025	57,340	344,613	(h)

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	3.50		147,340	405,259
Total Warrants (cost $652,304)				754,932
Total Long-Term Investments (cost $5,510,719,458)				5,378,438,624

			Principal Amount
SHORT-TERM INVESTMENTS 11.87%

REPURCHASE AGREEMENTS 10.77%
Repurchase Agreement dated 2/28/2023, 4.550% due 3/1/2023 with Barclay’s Bank plc collateralized by $519,350,000 of U.S. Treasury Bond at 4.000% due 11/15/2052; value: $530,399,171; proceeds: $520,064,910 (cost $519,999,188)			$519,999,188	519,999,188
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $120,680,500 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $114,931,764; proceeds: $112,685,082 (cost $112,678,197)			112,678,197	112,678,197
Total Repurchase Agreements (cost $632,677,385)				632,677,385

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.99%
Fidelity Government Portfolio(l) (cost $57,927,627)	57,927,627	$57,927,627

TIME DEPOSITS 0.11%
CitiBank N.A.(l) (cost $6,436,403)	6,436,403	6,436,403
Total Short-Term Investments (cost $697,041,415)		697,041,415
Total Investments in Securities 103.43% (cost $6,207,760,873)		6,075,480,039
Less Unfunded Loan Commitments (0.05%) (cost $3,165,299)		(2,941,379)
Net Investments in Securities 103.38% (cost $6,204,595,574)		6,072,538,660
Other Assets and Liabilities – Net(m) (3.38)%		(198,414,169)
Net Assets 100.00%		$5,874,124,491

EUR	Euro.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $414,646,804, which represents 7.06% of net assets.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Value is less than $1.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(g)	Interest Rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting policies generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Defaulted (non-income producing security).
(k)	Security partially/fully unfunded.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency contracts and swap contracts as follows:

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Centrally Cleared Interest Rate Swap Contracts at February 28, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	4.720%	12-Month USD SOFR Index	3/25/2024	$5,000,000	$ 31,070
Bank of America(1)	4.694%	12-Month USD SOFR Index	6/1/2024	10,000,000	71,138
Bank of America(1)	4.536%	12-Month USD SOFR Index	2/1/2025	11,777,000	91,241
Bank of America(1)	4.494%	12-Month USD SOFR Index	4/1/2025	8,021,000	58,688
Bank of America(1)	4.447%	12-Month USD SOFR Index	6/15/2025	10,186,000	67,805
Bank of America(1)	4.447%	12-Month USD SOFR Index	6/15/2025	9,830,000	65,391
Bank of America(1)	4.440%	12-Month USD SOFR Index	6/25/2025	12,041,000	79,610
Bank of America(1)	4.389%	12-Month USD SOFR Index	9/15/2025	9,622,000	59,380
Bank of America(1)	4.372%	12-Month USD SOFR Index	9/15/2024	16,284,000	187,339
Bank of America(1)	4.301%	12-Month USD SOFR Index	2/15/2026	12,040,000	57,283
Bank of America(1)	4.300%	12-Month USD SOFR Index	2/15/2026	8,440,000	40,433
Bank of America(1)	4.265%	12-Month USD SOFR Index	5/1/2026	12,207,000	48,709
Bank of America(1)	4.217%	12-Month USD SOFR Index	8/15/2026	7,668,000	23,314
Bank of America(1)	4.214%	12-Month USD SOFR Index	9/1/2026	7,970,000	22,586
Bank of America(1)	4.203%	12-Month USD SOFR Index	10/15/2026	3,011,000	6,921
Bank of America(1)	4.093%	12-Month USD SOFR Index	11/15/2025	9,185,000	109,230
Bank of America(1)	4.062%	12-Month USD SOFR Index	12/15/2025	3,085,000	37,838
Bank of America(1)	3.974%	12-Month USD SOFR Index	4/1/2027	5,947,000	39,789
Bank of America(1)	3.940%	12-Month USD SOFR Index	8/15/2027	8,911,000	51,658
Bank of America(1)	3.925%	12-Month USD SOFR Index	5/1/2026	9,243,000	127,861
Bank of America(1)	3.890%	12-Month USD SOFR Index	7/15/2028	4,603,000	8,936
Bank of America(1)	3.875%	12-Month USD SOFR Index	5/1/2028	7,347,000	27,983
Bank of America(1)	3.862%	12-Month USD SOFR Index	8/1/2028	9,920,000	30,549
Bank of America(1)	3.858%	12-Month USD SOFR Index	5/1/2028	9,230,000	42,385
Bank of America(1)	3.805%	12-Month USD SOFR Index	11/1/2026	9,176,000	136,238
Bank of America(1)	3.803%	12-Month USD SOFR Index	6/30/2029	9,216,000	10,594
Bank of America(1)	3.708%	12-Month USD SOFR Index	4/15/2027	9,454,000	154,039
Bank of America(1)	3.636%	12-Month USD SOFR Index	1/20/2026	12,246,000	284,738
Bank of America(1)	3.599%	12-Month USD SOFR Index	2/1/2028	5,823,000	102,097
Bank of America(1)	3.585%	12-Month USD SOFR Index	3/1/2028	12,366,000	220,001
Bank of America(1)	3.536%	12-Month USD SOFR Index	9/1/2028	8,363,000	152,223
Bank of America(1)	2.498%	12-Month USD SOFR Index	10/15/2029	6,503,000	488,333
Bank of America(1)	2.496%	12-Month USD SOFR Index	12/1/2028	9,176,000	648,116
Bank of America(1)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	714,915
Bank of America(1)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	1,028,079
Bank of America(1)	2.463%	12-Month USD SOFR Index	2/1/2030	11,052,000	868,680
Bank of America(1)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	1,894,360
Bank of America(1)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	1,453,898
Bank of America(1)	1.152%	12-Month USD SOFR Index	10/15/2028	10,098,000	1,381,902
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$10,925,350

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	3.766%	12-Month USD SOFR Index	4/1/2030	$8,462,000	$(2,984)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Total Return Swap Contracts at February 28, 2023:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment	Value	Unrealized Appreciation
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	550,562	Long	3/20/2023	$550,562	$2,071	$4,006,714	$4,004,643
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	261,838	Long	3/20/2023	261,838	(1,168)	1,512,772	1,513,940
Morgan Stanley	IBOXX	12-Month USD SOFR Index	260,966	Long	3/20/2023	260,966	(1,168)	1,351,152	1,352,320
Morgan Stanley	IBOXX	12-Month USD SOFR Index	345,920	Long	3/20/2023	345,920	(1,525)	1,981,260	1,982,785
Morgan Stanley	IBOXX	12-Month USD SOFR Index	12,756	Long	3/20/2023	12,756	(4)	9,918	9,922
Morgan Stanley	IBOXX	12-Month USD SOFR Index	169,320	Long	3/20/2023	169,320	(35)	808,925	808,960
Morgan Stanley	IBOXX	12-Month USD SOFR Index	282,269	Long	6/20/2023	282,269	(58)	562,420	562,478
Total						$1,883,631	$(1,887)	$10,233,161	$10,235,048

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment	Value	Unrealized Depreciation
Morgan Stanley	IBOXX	12-Month USD SOFR Index	308,303	Long	6/20/2023	$308,303	$(686)	$(48,558)	$(47,872)

*	iBoxx Leverage Loan Index
SOFR	Secured Overnight Financing Rate.

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

Forward Foreign Currency Exchange Contracts at February 28, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Bank of America	3/13/2023	1,681,000	$ 1,827,610	$ 1,779,172	$48,438
Euro	Sell	Bank of America	3/13/2023	3,939,000	4,244,395	4,169,041	75,354
Euro	Sell	Bank of America	3/13/2023	1,748,000	1,871,192	1,850,084	21,108
Euro	Sell	Morgan Stanley	3/13/2023	3,113,000	3,407,492	3,294,802	112,690
Euro	Sell	Morgan Stanley	3/13/2023	4,515,000	4,936,804	4,778,680	158,124
Euro	Sell	Morgan Stanley	3/13/2023	1,572,000	1,675,656	1,663,806	11,850
Euro	Sell	State Street Bank and Trust	3/13/2023	33,468,000	35,556,604	35,422,558	134,046
Euro	Sell	State Street Bank and Trust	3/13/2023	90,000	96,603	95,256	1,347
Euro	Sell	Toronto Dominion Bank	3/13/2023	3,571,000	3,867,637	3,779,549	88,088
Euro	Sell	Toronto Dominion Bank	3/13/2023	2,231,000	2,367,867	2,361,292	6,575
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$657,620

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	3/13/2023	4,297,000	$ 4,639,978	$ 4,547,948	$(92,030)

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$45,630,046	$–	$45,630,046
Common Stocks	–	32,298,557	–	32,298,557
Convertible Bonds	–	19,023,714	–	19,023,714
Corporate Bonds	–	472,637,163	–	472,637,163
Exchange-Traded Funds	82,735,759	–	–	82,735,759
Floating Rate Loans
Commercial Services	–	135,907,988	21,158,659	157,066,647
Information Technology	–	583,400,230	4,640,019	588,040,249
Insurance	–	53,075,459	937,086	54,012,545
Oil & Gas	–	11,854,804	13,712,909	25,567,713
Telecommunications	–	88,934,029	10,981,726	99,915,755
Transportation	–	–	9,216,727	9,216,727
Remaining Industries	–	3,766,002,716	–	3,766,002,716
Less Unfunded Commitments	–	(2,941,379)	–	(2,941,379)
Preferred Stocks	–	25,536,101	–	25,536,101
Warrants	–	410,319	344,613	754,932
Short-Term Investments
Repurchase Agreements	–	632,677,385	–	632,677,385
Money Market Funds	57,927,627	–	–	57,927,627
Time Deposits	–	6,436,403	–	6,436,403
Total	$140,663,386	$5,870,883,535	$60,991,739	$6,072,538,660
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$10,925,350	$–	$10,925,350
Liabilities	–	(2,984)	–	(2,984)
Total Return Swap Contracts
Assets	–	10,233,161	–	10,233,161
Liabilities	–	(48,558)	–	(48,558)
Forward Foreign Currency Exchange Contracts
Assets	–	657,620	–	657,620
Liabilities	–	(92,030)	–	(92,030)
Total	$–	$21,672,559	$–	$21,672,559

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND February 28, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Corporate Bonds	Floating Rate Loans	Warrant
Balance as of December 1, 2022	$3,145	$5	$79,179,145	$521,220
Accrued Discounts (Premiums)	–	–	458	–
Realized Gain (Loss)	–	–	–	–
Change in Unrealized Appreciation (Depreciation)	–	(5)	260,914	(176,607)
Purchases	–	–	55,722,062	–
Sales	–	–	–	–
Transfers into Level 3	–	–	–	–
Transfers out of Level 3(a)	(3,145)	–	(74,515,453)	–
Balance as of February 28, 2023	$–	$–	$60,647,126	$344,613
Change in unrealized appreciation/depreciation for the period ended February 28, 2023, related to Level 3 investments held at February 28, 2023	$–	$5	$260,914	$(176,607)

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with the valuation methodology.

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.84%

ASSET-BACKED SECURITIES 0.35%

Other
Perimeter Master Note Business	8.13%	5/15/2027	$5,000,000	$4,517,830
Perimeter Master Note Business Trust	5.19%	5/15/2027	12,000,000	10,930,728
Total Asset-Backed Securities (cost $16,980,853)				15,448,558

			Shares

COMMON STOCKS 1.96%

Auto Components 0.04%
Chassix Holdings, Inc.			159,596	1,755,556

Automobiles 0.10%
Ferrari NV (Italy)(a)			16,584	4,317,976

Banks 0.04%
Capital City Bank Group, Inc.			53,198	1,897,573
Sable Bighorn LLC			5,602	16,212	(b)
Total				1,913,785

Building Products 0.10%
A.O. Smith Corp.			66,365	4,355,535

Capital Markets 0.09%
Allfunds Group plc(c)			470,000	4,093,778

Chemicals 0.21%
Cabot Corp.			56,395	4,485,094
Orion Engineered Carbons SA			177,114	4,516,407
Total				9,001,501

Electric-Generation 0.00%
Frontera Generation Holdings LLC			87,622	1,314

Entertainment 0.11%
Madison Square Garden Sports Corp.			23,922	4,572,451

Food Products 0.11%
Vital Farms, Inc.*			287,216	4,641,411

Household Durables 0.10%
WD-40 Co.			25,141	4,360,204

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments			Shares	Fair Value
Machinery 0.42%
Alamo Group, Inc.			27,401	$4,997,668
Federal Signal Corp.			83,952	4,430,147
Kadant, Inc.			20,835	4,472,441
TNT Crane & Rigging, Inc.			14,844	113,186
Watts Water Technologies, Inc. Class A			25,558	4,478,528
Total				18,491,970

Miscellaneous Financials 0.07%
UTEX Industries, Inc.			49,219	3,199,235

Personal Products 0.15%
Britax Group Ltd.			2,481	–	(d)
Gibson Brands Private Equity			56,761	6,669,417
Total				6,669,417

Pharmaceuticals 0.10%
Ventyx Biosciences, Inc.*			103,418	4,472,829

Road & Rail 0.10%
Old Dominion Freight Line, Inc.			13,123	4,452,109

Software 0.10%
Synopsys, Inc.*			12,369	4,499,347

Specialty Retail 0.10%
Chinos Intermediate Holdings A, Inc.			47,809	413,022
Claires Holdings LLC			7,482	3,709,633
Total				4,122,655

Transportation Infrastructure 0.02%
ACBL Holdings Corp.			22,227	655,697
Total Common Stocks (cost $88,969,077)				85,576,770

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.30%

Leisure Time 0.10%
Peloton Interactive, Inc.	Zero Coupon	2/15/2026	$5,534,000	4,343,207

Semiconductors 0.10%
Silicon Laboratories, Inc.	0.625%	6/15/2025	2,852,000	4,335,428

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 0.10%
Cerence, Inc.	3.00%	6/1/2025	$4,066,000	$4,297,558
Total Convertible Bonds (cost $13,321,204)				12,976,193

CORPORATE BONDS 92.88%

Advertising 0.10%
Outfront Media Capital LLC/Outfront Media Capital Corp.†	4.25%	1/15/2029	5,315,000	4,376,371

Aerospace/Defense 2.26%
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028	14,185,000	13,303,331
Howmet Aerospace, Inc.	3.00%	1/15/2029	6,118,000	5,259,675
Rolls-Royce plc (United Kingdom)†(a)	5.75%	10/15/2027	7,987,000	7,718,757
Spirit AeroSystems, Inc.	4.60%	6/15/2028	10,000,000	8,266,000
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	9,061,000	9,582,007
TransDigm, Inc.	4.625%	1/15/2029	25,754,000	22,158,935
TransDigm, Inc.	5.50%	11/15/2027	16,086,000	14,826,539
TransDigm, Inc.†	6.75%	8/15/2028	7,702,000	7,673,118
Triumph Group, Inc.†	6.25%	9/15/2024	5,660,000	5,656,463
Triumph Group, Inc.(e)	9.00%	3/15/2028	4,384,000	4,384,000
Total				98,828,825

Agriculture 0.32%
Darling Ingredients, Inc.†	6.00%	6/15/2030	4,678,000	4,525,965
Kernel Holding SA (Ukraine)†(a)	6.50%	10/17/2024	7,288,000	3,461,800
Kernel Holding SA (Ukraine)†(a)	6.75%	10/27/2027	2,967,000	1,290,645
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029	9,792,000	4,817,664
Total				14,096,074

Airlines 2.42%
Air Canada (Canada)†(a)	3.875%	8/15/2026	14,035,000	12,655,811
Allegiant Travel Co.†	7.25%	8/15/2027	5,432,000	5,341,829
American Airlines Group, Inc.†(f)	3.75%	3/1/2025	10,273,000	9,387,287
American Airlines, Inc.	7.25%	2/15/2028	3,505,000	3,426,138
American Airlines, Inc.†	11.75%	7/15/2025	16,877,000	18,525,545
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	8,840,146	8,416,660
Azul Investments LLP†	7.25%	6/15/2026	10,995,000	5,535,983
Delta Air Lines, Inc.	3.75%	10/28/2029	11,924,000	10,238,900
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	4,945,000	4,700,717

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026			$8,322,471	$7,747,388
United Airlines, Inc.†	4.375%		4/15/2026			9,711,000	9,148,534
United Airlines, Inc.†	4.625%		4/15/2029			12,418,000	11,020,179
Total							106,144,971

Apparel 0.89%
BK LC Lux Finco1 Sarl(c)	5.25%		4/30/2029		EUR	9,234,000	8,755,388
Crocs, Inc.†	4.125%		8/15/2031			$13,694,000	11,242,843
Golden Goose SpA†(c)	7.529% (3 Mo. EURIBOR + 4.88%)	#	5/14/2027		EUR	4,359,000	4,527,523
Kontoor Brands, Inc.†	4.125%		11/15/2029			$6,677,000	5,665,902
Levi Strauss & Co.†	3.50%		3/1/2031			10,590,000	8,668,550
Total							38,860,206

Auto Manufacturers 2.22%
Allison Transmission, Inc.†	3.75%		1/30/2031			8,420,000	6,999,462
Ford Motor Co.	3.25%		2/12/2032			20,141,000	15,291,599
Ford Motor Co.	6.10%		8/19/2032			9,457,000	8,815,970
Ford Motor Credit Co. LLC	2.90%		2/10/2029			35,868,000	29,228,475
Ford Motor Credit Co. LLC	4.00%		11/13/2030			23,214,000	19,374,404
Ford Motor Credit Co. LLC	7.35%		11/4/2027			4,719,000	4,792,616
Jaguar Land Rover Automotive plc (United Kingdom)†(a)	4.50%		10/1/2027			7,419,000	6,218,447
Wabash National Corp.†	4.50%		10/15/2028			7,647,000	6,586,142
Total							97,307,115

Auto Parts & Equipment 0.59%
Adient Global Holdings(e)	7.00%		4/15/2028			6,506,000	6,506,000
Adient Global Holdings(e)	8.25%		4/15/2031			6,428,000	6,428,000
American Axle & Manufacturing, Inc.	5.00%		10/1/2029			5,365,000	4,334,100
Dornoch Debt Merger Sub, Inc.†	6.625%		10/15/2029			5,929,000	4,483,806
Titan International, Inc.	7.00%		4/30/2028			4,527,000	4,293,407
Total							26,045,313

Banks 1.01%
HSBC Holdings plc (United Kingdom)(a)(e)	8.00%		–	(g)		7,456,000	7,456,000
Intesa Sanpaolo SpA (Italy)†(a)	4.198% (1 Yr. Treasury CMT + 2.60%)	#	6/1/2032			12,414,000	9,363,623

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Synovus Financial Corp.	5.90% (5 Yr. Swap rate + 3.38%)	#	2/7/2029	$11,205,000	$11,053,580
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%)	#	5/6/2031	9,075,000	8,158,263
Texas Capital Bank NA	5.25%		1/31/2026	8,402,000	7,988,836
Total					44,020,302

Beverages 0.11%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(a)	5.25%		4/27/2029	5,385,000	4,962,601

Biotechnology 0.36%
Grifols Escrow Issuer SA (Spain)†(a)	4.75%		10/15/2028	18,455,000	15,795,634

Building Materials 1.93%
Boise Cascade Co.†	4.875%		7/1/2030	5,346,000	4,685,633
Builders FirstSource, Inc.†	4.25%		2/1/2032	6,000,000	5,043,209
Builders FirstSource, Inc.†	6.375%		6/15/2032	10,458,000	10,056,436
Eco Material Technologies, Inc.†	7.875%		1/31/2027	7,139,000	6,819,835
Griffon Corp.	5.75%		3/1/2028	9,742,000	8,974,525
JELD-WEN, Inc.†	4.875%		12/15/2027	7,843,000	6,561,454
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030	6,915,000	5,623,370
New Enterprise Stone & Lime Co., Inc.†	9.75%		7/15/2028	3,197,000	3,045,038
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%		4/15/2030	7,265,000	6,450,773
PGT Innovations, Inc.†	4.375%		10/1/2029	5,700,000	4,791,519
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	4,994,000	4,437,993
Standard Industries, Inc.†	3.375%		1/15/2031	8,976,000	6,896,246
Summit Materials LLC/Summit Materials Finance Corp.†	5.25%		1/15/2029	5,146,000	4,740,058
Victors Merger Corp.†	6.375%		5/15/2029	10,385,000	6,555,843
Total					84,681,932

Chemicals 2.65%
ASP Unifrax Holdings, Inc.†	5.25%		9/30/2028	7,756,000	6,026,672
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	10,501,000	9,339,226
INEOS Finance plc (United Kingdom)(a)	6.75%		5/15/2028	8,526,000	8,333,185
Ingevity Corp.†	3.875%		11/1/2028	12,151,000	10,341,828
LSF11 A5 HoldCo LLC†	6.625%		10/15/2029	5,557,000	4,720,878

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Chemicals (continued)
Minerals Technologies, Inc.†	5.00%	7/1/2028		$7,013,000	$6,318,152
Olin Corp.	5.00%	2/1/2030		13,142,000	11,973,866
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		7,957,000	7,583,379
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		6,357,000	5,502,619
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029		8,566,000	6,966,146
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		8,031,000	7,226,615
SK Invictus Intermediate II Sarl (Luxembourg)†(a)	5.00%	10/30/2029		11,433,000	9,109,014
SPCM SA (France)†(a)	3.375%	3/15/2030		13,098,000	10,952,541
Tronox, Inc.†	4.625%	3/15/2029		6,713,000	5,478,110
Valvoline, Inc.†	3.625%	6/15/2031		7,654,000	6,172,660
Total					116,044,891

Coal 0.73%
Coronado Finance Pty Ltd. (Australia)†(a)	10.75%	5/15/2026		9,717,000	10,090,133
SunCoke Energy, Inc.†	4.875%	6/30/2029		15,488,000	13,164,857
Warrior Met Coal, Inc.†	7.875%	12/1/2028		8,491,000	8,487,970
Total					31,742,960

Commercial Services 5.30%
AA Bond Co. Ltd.(c)	6.50%	1/31/2026	GBP	7,709,000	7,882,243
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		$7,461,000	6,854,421
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(a)	4.625%	6/1/2028		16,916,000	13,896,257
Alta Equipment Group, Inc.†	5.625%	4/15/2026		9,076,000	8,500,248
AMN Healthcare, Inc.†	4.00%	4/15/2029		16,122,000	13,798,820
APi Group DE, Inc.†	4.125%	7/15/2029		7,356,000	6,332,447
APi Group DE, Inc.†	4.75%	10/15/2029		7,587,000	6,780,564
Ashtead Capital, Inc.†	5.50%	8/11/2032		4,739,000	4,549,903
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028		12,539,000	11,139,659
BCP V Modular Services Finance II plc(c)	4.75%	11/30/2028	EUR	7,070,000	6,461,311
Block, Inc.	2.75%	6/1/2026		$2,650,000	2,367,195
Block, Inc.	3.50%	6/1/2031		8,892,000	7,192,339
Garda World Security Corp. (Canada)†(a)	7.75%	2/15/2028		6,376,000	6,263,782
Gartner, Inc.†	3.75%	10/1/2030		7,589,000	6,432,621
HealthEquity, Inc.†	4.50%	10/1/2029		18,490,000	16,183,188
Herc Holdings, Inc.†	5.50%	7/15/2027		9,432,000	8,895,319
Hertz Corp. (The)	6.00%	1/15/2028		6,517,000	619,115

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		$10,223,000	$9,313,766
NESCO Holdings II, Inc.†	5.50%	4/15/2029		10,973,000	9,790,988
PeopleCert Wisdom Issuer plc(c)	5.75%	9/15/2026	EUR	10,726,000	10,619,948
Port of Newcastle Investments Financing Pty Ltd. (Australia)†(a)	5.90%	11/24/2031		$9,736,000	8,557,707
Sabre GLBL, Inc.†	9.25%	4/15/2025		7,670,000	7,558,911
Service Corp. International	3.375%	8/15/2030		11,675,000	9,497,145
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026		7,593,000	6,985,636
Sotheby’s†	7.375%	10/15/2027		4,985,000	4,707,236
United Rentals North America, Inc.	3.875%	2/15/2031		26,026,000	22,300,614
Williams Scotsman International, Inc.†	4.625%	8/15/2028		4,796,000	4,341,531
ZipRecruiter, Inc.†	5.00%	1/15/2030		5,119,000	4,305,719
Total					232,128,633

Computers 0.38%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		5,370,000	4,528,544
McAfee Corp.†	7.375%	2/15/2030		5,673,000	4,502,694
Presidio Holdings, Inc.†	8.25%	2/1/2028		1,440,000	1,369,933
Science Applications International Corp.†	4.875%	4/1/2028		6,923,000	6,315,432
Total					16,716,603

Cosmetics/Personal Care 0.11%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC†	4.75%	1/15/2029		5,118,000	4,612,997

Distribution/Wholesale 0.76%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028		7,528,000	6,744,712
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027		4,609,000	4,224,588
H&E Equipment Services, Inc.†	3.875%	12/15/2028		14,729,000	12,681,744
Resideo Funding, Inc.†	4.00%	9/1/2029		11,767,000	9,697,414
Total					33,348,458

Diversified Financial Services 2.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.625%	10/15/2027		4,498,000	4,245,071
AG Issuer LLC†	6.25%	3/1/2028		9,113,000	8,514,616
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027		11,195,000	11,343,745
Armor Holdco, Inc.†	8.50%	11/15/2029		6,034,000	5,102,782
Bread Financial Holdings, Inc.†	4.75%	12/15/2024		5,487,000	5,091,635

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		$9,147,000	$8,038,567
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		8,416,000	7,216,089
Midcap Financial Issuer Trust†	6.50%		5/1/2028		5,117,000	4,421,728
Navient Corp.	4.875%		3/15/2028		7,609,000	6,475,563
Navient Corp.	5.50%		3/15/2029		5,191,000	4,398,286
OneMain Finance Corp.	4.00%		9/15/2030		11,154,000	8,529,324
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		10,665,000	8,508,896
PRA Group, Inc.†	5.00%		10/1/2029		5,284,000	4,508,917
PRA Group, Inc.	8.375%		2/1/2028		6,365,000	6,424,672
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(a)	7.875%		5/1/2027		9,716,000	9,276,337
Total						102,096,228

Electric 3.74%
Atlantica Sustainable Infrastructure plc (United Kingdom)†(a)	4.125%		6/15/2028		5,246,000	4,634,750
Calpine Corp.†	3.75%		3/1/2031		13,655,000	11,099,344
Calpine Corp.†	4.625%		2/1/2029		5,864,000	4,956,045
Calpine Corp.†	5.00%		2/1/2031		11,188,000	9,218,486
Cikarang Listrindo Tbk PT (Indonesia)†(a)	4.95%		9/14/2026		4,845,000	4,578,085
Clearway Energy Operating LLC†	3.75%		2/15/2031		6,572,000	5,354,373
DPL, Inc.	4.35%		4/15/2029		10,881,000	9,424,089
Elwood Energy LLC	8.159%		7/5/2026		1,891,126	1,702,013
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		11,364,000	9,682,014
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		9,593,000	8,812,322
NRG Energy, Inc.†	3.875%		2/15/2032		14,553,000	11,302,878
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		2,921,260	2,878,361
Pampa Energia SA (Argentina)(a)	7.50%		1/24/2027		5,411,000	4,943,597
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		11,732,000	10,490,226
PG&E Corp.	5.00%		7/1/2028		6,852,000	6,263,893
Pike Corp.†	5.50%		9/1/2028		12,261,000	10,652,234
Talen Energy Supply LLC(h)	6.50%		6/1/2025		25,000,000	17,250,000
TransAlta Corp. (Canada)(a)	7.75%		11/15/2029		6,139,000	6,282,993
Vistra Corp.†	7.00% (5 Yr. Treasury CMT Rate + 5.74%)	#	–	(g)	7,032,000	6,584,870
Vistra Operations Co. LLC†	4.375%		5/1/2029		20,222,000	17,492,815
Total						163,603,388

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electrical Components & Equipment 0.23%
EnerSys†	4.375%	12/15/2027		$10,862,000	$9,870,872

Electronics 0.53%
Atkore, Inc.†	4.25%	6/1/2031		16,303,000	14,208,554
Imola Merger Corp.†	4.75%	5/15/2029		10,500,000	8,940,171
Total					23,148,725

Energy-Alternate Sources 0.92%
Cullinan Holdco Scsp(c)	4.625%	10/15/2026	EUR	4,949,000	4,675,505
Cullinan Holdco Scsp†(c)	4.625%	10/15/2026	EUR	6,959,000	6,574,427
Sunnova Energy Corp.†	5.875%	9/1/2026		$7,437,000	6,489,786
TerraForm Power Operating LLC†	4.75%	1/15/2030		11,460,000	9,920,511
TerraForm Power Operating LLC†	5.00%	1/31/2028		7,871,000	7,248,443
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026		5,950,000	5,575,155
Total					40,483,827

Engineering & Construction 0.79%
Arcosa, Inc.†	4.375%	4/15/2029		8,502,000	7,436,719
Dycom Industries, Inc.†	4.50%	4/15/2029		12,329,000	10,818,698
Fluor Corp.	4.25%	9/15/2028		4,911,000	4,435,923
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		7,888,000	6,154,045
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		6,650,000	5,653,761
Total					34,499,146

Entertainment 4.50%
Boyne USA, Inc.†	4.75%	5/15/2029		10,192,000	9,029,726
Caesars Entertainment, Inc.†	4.625%	10/15/2029		13,140,000	11,250,599
Caesars Entertainment, Inc.†	7.00%	2/15/2030		6,535,000	6,591,691
CCM Merger, Inc.†	6.375%	5/1/2026		1,117,000	1,072,969
CDI Escrow Issuer, Inc.†	5.75%	4/1/2030		13,805,000	12,837,339
Cedar Fair LP	5.25%	7/15/2029		5,885,000	5,373,377
Churchill Downs, Inc.†	4.75%	1/15/2028		14,891,000	13,568,192
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	6,851,106
Everi Holdings, Inc.†	5.00%	7/15/2029		7,310,000	6,435,820
Inter Media and Communication SpA(c)	6.75%	2/9/2027	EUR	7,600,000	7,619,598
International Game Technology plc†	5.25%	1/15/2029		$6,316,000	5,867,659
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		7,969,000	7,260,795
Juventus Football Club SpA(c)	3.375%	2/19/2024	EUR	2,792,000	2,845,309
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		$4,574,000	3,988,574
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		5,135,000	4,629,331

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment (continued)
Loarre Investments Sarl†(c)	6.50%	5/15/2029	EUR	11,107,000	$10,996,460
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029		$13,399,000	11,471,314
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		10,233,000	9,596,098
Motion Bondco DAC (Ireland)†(a)	6.625%	11/15/2027		8,236,000	7,620,975
Penn Entertainment, Inc.†	4.125%	7/1/2029		8,486,000	6,894,538
Pinewood Finance Co. Ltd.(c)	3.625%	11/15/2027	GBP	2,064,000	2,225,893
Pinewood Finance Co. Ltd.†(c)	3.625%	11/15/2027	GBP	5,640,000	6,082,383
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		$12,700,000	9,488,985
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		10,348,000	9,271,239
WMG Acquisition Corp.†	3.00%	2/15/2031		4,991,000	3,924,154
WMG Acquisition Corp.†	3.75%	12/1/2029		7,203,000	6,087,018
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		8,143,000	8,134,409
Total					197,015,551

Environmental Control 0.34%
Clean Harbors, Inc.†	6.375%	2/1/2031		5,429,000	5,396,720
Madison IAQ LLC†	4.125%	6/30/2028		2,167,000	1,850,726
Madison IAQ LLC†	5.875%	6/30/2029		9,666,000	7,710,652
Total					14,958,098

Food 2.84%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		10,405,000	8,817,301
Bellis Finco plc(c)	4.00%	2/16/2027	GBP	9,100,000	7,877,241
Chobani LLC/hobani Finance Corp., Inc.†	4.625%	11/15/2028		$7,740,000	6,753,847
Ingles Markets, Inc.†	4.00%	6/15/2031		12,946,000	10,832,981
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		18,151,000	15,947,117
Performance Food Group, Inc.†	4.25%	8/1/2029		10,582,000	9,249,356
Picard Bondco SA(c)	5.375%	7/1/2027	EUR	8,300,000	7,506,317
Pilgrim’s Pride Corp.	4.25%	4/15/2031		$8,962,000	7,492,366
Post Holdings, Inc.†	4.50%	9/15/2031		21,699,000	18,294,537
Post Holdings, Inc.†	4.625%	4/15/2030		5,217,000	4,528,539
Premier Foods Finance plc(c)	3.50%	10/15/2026	GBP	7,387,000	8,026,646
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		$5,674,000	5,352,818
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(a)(h)	6.50%	10/31/2024		1,863,197	279
TreeHouse Foods, Inc.	4.00%	9/1/2028		6,988,000	6,000,246
US Foods, Inc.†	4.625%	6/1/2030		8,736,000	7,638,881
Total					124,318,472

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food Service 0.14%
Aramark Services, Inc.†	5.00%	2/1/2028	$6,831,000	$6,295,450

Forest Products & Paper 0.71%
Ahlstrom-Munksjo Holding 3 Oy (Finland)†(a)	4.875%	2/4/2028	5,404,000	4,623,137
Mercer International, Inc. (Canada)(a)	5.125%	2/1/2029	11,789,000	9,678,981
Sylvamo Corp.†	7.00%	9/1/2029	16,871,000	16,725,127
Total				31,027,245

Health Care-Products 0.55%
Medline Borrower LP†	3.875%	4/1/2029	28,612,000	23,873,137

Health Care-Services 3.09%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	12,074,000	10,999,793
Catalent Pharma Solutions, Inc.†	3.50%	4/1/2030	5,929,000	5,155,710
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	2,738,000	2,379,596
Charles River Laboratories International, Inc.†	4.00%	3/15/2031	9,623,000	8,244,064
Charles River Laboratories International, Inc.†	4.25%	5/1/2028	4,748,000	4,287,966
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	1,929,000	1,323,583
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	4,270,000	2,991,085
DaVita, Inc.†	4.625%	6/1/2030	14,540,000	11,998,771
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	13,076,000	11,076,157
Molina Healthcare, Inc.†	3.875%	11/15/2030	24,076,000	20,308,449
Select Medical Corp.†	6.25%	8/15/2026	5,852,000	5,595,361
Tenet Healthcare Corp.	4.375%	1/15/2030	41,525,000	36,379,845
Tenet Healthcare Corp.	6.125%	10/1/2028	4,727,000	4,376,729
US Acute Care Solutions LLC†	6.375%	3/1/2026	11,208,000	9,950,911
Total				135,068,020

Home Builders 0.94%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	4/1/2030	11,198,000	9,025,858
Century Communities, Inc.†	3.875%	8/15/2029	5,807,000	4,752,681
Forestar Group, Inc.†	3.85%	5/15/2026	6,993,000	6,127,737
M/I Homes, Inc.	4.95%	2/1/2028	12,993,000	11,689,640
Tri Pointe Homes, Inc.	5.25%	6/1/2027	10,152,000	9,428,467
Total				41,024,383

Housewares 0.37%
Newell Brands, Inc.	6.625%	9/15/2029	6,775,000	6,722,087
Scotts Miracle-Gro Co. (The)	4.00%	4/1/2031	8,195,000	6,564,318
Scotts Miracle-Gro Co. (The)	5.25%	12/15/2026	2,894,000	2,774,134
Total				16,060,539

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance 0.78%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		10/15/2027	$5,020,000	$4,566,594
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	6.75%		4/15/2028	8,361,000	8,185,461
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(a)	11.50%		1/15/2027	9,785,907	9,051,723
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051	9,203,000	7,785,784
Jones Deslauriers Insurance Management, Inc. (Canada)(a)	10.50%		12/15/2030	4,617,000	4,694,935
Total					34,284,497

Internet 0.99%
Gen Digital, Inc.†	7.125%		9/30/2030	9,283,000	9,060,951
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%		3/1/2029	10,298,000	8,637,694
Meituan (China)(a)	3.05%		10/28/2030	11,172,000	8,597,891
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%		4/30/2027	7,201,000	6,330,399
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%		2/15/2028	7,500,000	5,969,325
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%		6/1/2028	5,122,000	4,765,109
Total					43,361,369

Iron-Steel 1.27%
ArcelorMittal SA (Luxembourg)(a)	6.80%		11/29/2032	6,741,000	6,830,310
ATI, Inc.	5.125%		10/1/2031	8,276,000	7,298,903
Carpenter Technology Corp.	7.625%		3/15/2030	9,392,000	9,377,374
Commercial Metals Co.	4.125%		1/15/2030	7,598,000	6,632,729
Mineral Resources Ltd. (Australia)†(a)	8.00%		11/1/2027	5,126,000	5,104,983
Mineral Resources Ltd. (Australia)†(a)	8.50%		5/1/2030	6,679,000	6,695,564
United States Steel Corp.	6.65%		6/1/2037	9,109,000	8,531,953
United States Steel Corp.	6.875%		3/1/2029	4,933,000	4,940,301
Total					55,412,117

Leisure Time 2.47%
Carnival Corp.†	4.00%		8/1/2028	10,382,000	8,787,429
Carnival Corp.†	5.75%		3/1/2027	6,202,000	5,109,332
Carnival Corp.†	9.875%		8/1/2027	8,735,000	8,901,664

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time (continued)
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028	$4,931,000	$5,280,608
Life Time, Inc.†	5.75%	1/15/2026	9,587,000	9,194,173
Lindblad Expeditions LLC†	6.75%	2/15/2027	10,344,000	9,784,803
NCL Corp. Ltd.†	5.875%	3/15/2026	10,314,000	8,933,780
NCL Corp. Ltd.†	5.875%	2/15/2027	9,556,000	8,872,364
NCL Corp. Ltd.†	8.375%	2/1/2028	2,617,000	2,661,162
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	6,915,000	6,039,579
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	3,969,000	3,983,427
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	15,031,000	15,576,957
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029	4,843,000	5,141,474
Royal Caribbean Cruises Ltd.†	11.625%	8/15/2027	4,840,000	5,159,149
Vista Outdoor, Inc.†	4.50%	3/15/2029	5,892,000	4,785,630
Total				108,211,531

Lodging 2.66%
Boyd Gaming Corp.†	4.75%	6/15/2031	7,646,000	6,758,280
Full House Resorts, Inc.†	8.25%	2/15/2028	7,057,000	6,780,555
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	13,593,000	11,892,480
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	10,764,000	8,846,824
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	4,884,000	4,239,067
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	6,028,000	5,536,417
Marriott Ownership Resorts, Inc.†	4.50%	6/15/2029	9,542,000	8,016,520
MGM China Holdings Ltd. (Macau)†(a)	5.875%	5/15/2026	11,805,000	10,930,840
MGM Resorts International	4.625%	9/1/2026	4,492,000	4,188,621
MGM Resorts International	4.75%	10/15/2028	5,119,000	4,593,360
Studio City Co. Ltd. (Macau)†(a)	7.00%	2/15/2027	5,631,000	5,297,959
Travel and Leisure Co.†	6.625%	7/31/2026	7,260,000	7,124,017
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	7,508,000	6,806,858
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	17,271,000	16,101,714
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027	10,472,000	9,225,675
Total				116,339,187

Machinery: Construction & Mining 0.23%
BWX Technologies, Inc.†	4.125%	4/15/2029	5,179,000	4,523,442
Terex Corp.†	5.00%	5/15/2029	5,996,000	5,510,594
Total				10,034,036

Machinery-Diversified 1.24%
ATS Corp. (Canada)†(a)	4.125%	12/15/2028	11,347,000	9,918,039
Chart Industries, Inc.†	7.50%	1/1/2030	9,684,000	9,841,365

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Machinery-Diversified (continued)
Husky III Holding Ltd. (Canada)†(a)	13.00%	2/15/2025		$5,431,000	$5,010,098
Mueller Water Products, Inc.†	4.00%	6/15/2029		5,187,000	4,530,846
SPX FLOW, Inc.†	8.75%	4/1/2030		11,276,000	9,515,873
TK Elevator Midco GmbH(c)	4.375%	7/15/2027	EUR	9,800,000	9,399,862
TK Elevator US Newco, Inc.†	5.25%	7/15/2027		$6,775,000	6,144,869
Total					54,360,952

Media 4.49%
Belo Corp.	7.25%	9/15/2027		11,082,000	10,679,280
Cable One, Inc.†	4.00%	11/15/2030		6,558,000	5,119,372
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030		33,839,000	27,868,447
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		31,501,000	26,521,637
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028		16,047,000	14,557,838
CSC Holdings LLC†	4.125%	12/1/2030		3,464,000	2,506,481
CSC Holdings LLC†	6.50%	2/1/2029		7,271,000	6,171,443
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027		9,283,000	8,309,990
DISH DBS Corp.	5.875%	11/15/2024		11,108,000	10,417,527
DISH Network Corp.†	11.75%	11/15/2027		12,400,000	12,578,312
Gray Escrow II, Inc.†	5.375%	11/15/2031		9,304,000	6,918,943
McGraw-Hill Education, Inc.†	5.75%	8/1/2028		4,866,000	4,266,059
Nexstar Media, Inc.†	4.75%	11/1/2028		4,836,000	4,232,322
Univision Communications, Inc.†	7.375%	6/30/2030		13,152,000	12,487,002
UPC Broadband Finco BV (Netherlands)†(a)	4.875%	7/15/2031		6,226,000	5,219,878
Virgin Media Finance plc (United Kingdom)†(a)	5.00%	7/15/2030		12,178,000	9,936,030
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.50%	5/15/2029		19,740,000	17,905,365
VZ Secured Financing BV (Netherlands)†(a)	5.00%	1/15/2032		13,207,000	10,874,925
Total					196,570,851

Metal Fabricate-Hardware 0.40%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030		7,112,000	6,801,005
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029		12,618,000	10,922,141
Total					17,723,146

Mining 2.44%
Arconic Corp.†	6.125%	2/15/2028		8,241,000	8,106,095
Coeur Mining, Inc.†	5.125%	2/15/2029		16,411,000	12,440,933
Compass Minerals International, Inc.†	4.875%	7/15/2024		5,384,000	5,144,676
Compass Minerals International, Inc.†	6.75%	12/1/2027		10,182,000	9,611,080

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
First Quantum Minerals Ltd. (Canada)†(a)	6.875%	3/1/2026	$3,520,000	$3,361,600
First Quantum Minerals Ltd. (Canada)†(a)	6.875%	10/15/2027	3,873,000	3,637,134
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.375%	4/1/2031	18,369,000	15,519,712
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	6.125%	4/15/2032	13,332,000	12,617,938
Hecla Mining Co.	7.25%	2/15/2028	12,400,000	12,081,652
Hudbay Minerals, Inc. (Canada)†(a)	4.50%	4/1/2026	5,074,000	4,560,790
Mirabela Nickel Ltd.	1.00%	9/10/2044	51,005	–	(d)
Novelis Corp.†	3.875%	8/15/2031	10,572,000	8,577,328
Taseko Mines Ltd. (Canada)†(a)	7.00%	2/15/2026	12,131,000	10,974,861
Total				106,633,799

Miscellaneous Manufacturing 0.41%
Amsted Industries, Inc.†	4.625%	5/15/2030	8,858,000	7,809,213
LSB Industries, Inc.†	6.25%	10/15/2028	11,212,000	10,218,673
Total				18,027,886

Oil & Gas 10.71%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	9,094,000	8,758,355
Apache Corp.	4.75%	4/15/2043	11,923,000	9,134,493
Apache Corp.	5.10%	9/1/2040	14,444,000	11,899,978
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	6,571,000	5,723,571
Baytex Energy Corp. (Canada)†(a)	8.75%	4/1/2027	12,052,000	12,275,806
Berry Petroleum Co. LLC†	7.00%	2/15/2026	12,109,000	11,423,994
California Resources Corp.†	7.125%	2/1/2026	9,166,000	9,246,890
Callon Petroleum Co.	6.375%	7/1/2026	2,648,000	2,510,105
Callon Petroleum Co.†	7.50%	6/15/2030	5,151,000	4,844,000
Callon Petroleum Co.†	8.00%	8/1/2028	11,620,000	11,405,901
Canacol Energy Ltd. (Canada)†(a)	5.75%	11/24/2028	4,871,000	4,051,977
Chesapeake Energy Corp.†	6.75%	4/15/2029	4,710,000	4,567,876
Chord Energy Corp.†	6.375%	6/1/2026	6,558,000	6,331,782
Civitas Resources, Inc.†	5.00%	10/15/2026	10,031,000	9,283,824
CNX Resources Corp.†	6.00%	1/15/2029	8,912,000	8,089,512
CNX Resources Corp.	7.375%	1/15/2031	6,649,000	6,343,146
Comstock Resources, Inc.†	5.875%	1/15/2030	9,529,000	8,208,424
Comstock Resources, Inc.†	6.75%	3/1/2029	5,634,000	5,190,182
Crescent Energy Finance LLC†	7.25%	5/1/2026	14,103,000	13,064,596
Crescent Energy Finance LLC	9.25%	2/15/2028	4,293,000	4,190,719

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	$9,186,000	$8,326,746
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	13,030,000	12,494,532
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,798,000	6,820,092
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	5,468,000	5,281,678
Gulfport Energy Corp.†	8.00%	5/17/2026	13,989,004	13,610,741
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	5,119,000	4,611,963
Kosmos Energy Ltd.†	7.50%	3/1/2028	7,443,000	6,401,054
Matador Resources Co.	5.875%	9/15/2026	14,191,000	13,698,316
MC Brazil Downstream Trading Sarl (Luxembourg)†(a)	7.25%	6/30/2031	1,075,390	883,088
MEG Energy Corp. (Canada)†(a)	5.875%	2/1/2029	13,393,000	12,505,446
Murphy Oil Corp.	6.375%	7/15/2028	8,822,000	8,524,884
Nabors Industries, Inc.†	7.375%	5/15/2027	7,195,000	6,941,448
Occidental Petroleum Corp.	6.125%	1/1/2031	32,608,000	32,884,842
Occidental Petroleum Corp.	6.45%	9/15/2036	4,649,000	4,678,591
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	9,394,000	8,217,555
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	4,827,000	4,508,008
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	4,354,000	4,349,276
Permian Resources Operating LLC†	5.375%	1/15/2026	14,136,000	13,333,820
Permian Resources Operating LLC†	5.875%	7/1/2029	4,994,000	4,483,713
Permian Resources Operating LLC†	6.875%	4/1/2027	7,413,000	7,147,392
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	13,649,000	12,318,359
Range Resources Corp.†	4.75%	2/15/2030	7,461,000	6,685,093
Range Resources Corp.	8.25%	1/15/2029	5,654,000	5,807,874
ROCC Holdings LLC†	9.25%	8/15/2026	6,555,000	6,923,719
Rockcliff Energy II LLC†	5.50%	10/15/2029	10,083,000	9,263,252
SierraCol Energy Andina LLC†	6.00%	6/15/2028	7,787,000	6,104,554
SM Energy Co.	6.625%	1/15/2027	9,804,000	9,337,183
Southwestern Energy Co.	5.375%	2/1/2029	8,282,000	7,755,741
Southwestern Energy Co.	8.375%	9/15/2028	7,771,000	8,138,763
Tap Rock Resources LLC†	7.00%	10/1/2026	8,331,000	7,630,738
Transocean, Inc.	7.50%	4/15/2031	5,707,000	4,472,833
Tullow Oil plc (United Kingdom)†(a)	10.25%	5/15/2026	5,596,000	4,544,652
Vermilion Energy, Inc. (Canada)†(a)	6.875%	5/1/2030	14,801,000	13,078,893
Viper Energy Partners LP†	5.375%	11/1/2027	12,224,000	11,634,436
Vital Energy, Inc.†	7.75%	7/31/2029	6,836,000	5,928,179
Vital Energy, Inc.	10.125%	1/15/2028	13,059,000	12,848,032
Total				468,720,617

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 1.44%
Bristow Group, Inc.†	6.875%		3/1/2028	$4,693,000	$4,422,073
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%		4/1/2025	4,643,000	4,297,704
Enerflex Ltd. (Canada)†(a)	9.00%		10/15/2027	4,697,000	4,639,885
Nine Energy Service, Inc.	13.00%		2/1/2028	9,909,000	10,151,027
Oceaneering International, Inc.	6.00%		2/1/2028	14,681,000	13,940,931
USA Compression Partners LP/USA Compression Finance Corp.	6.875%		9/1/2027	9,416,000	8,927,686
Weatherford International Ltd.†	8.625%		4/30/2030	7,833,000	7,831,551
Welltec International ApS (Denmark)†(a)	8.25%		10/15/2026	8,918,000	8,971,285
Total					63,182,142

Packaging & Containers 0.83%
Graphic Packaging International LLC†	3.50%		3/1/2029	8,969,000	7,715,564
LABL, Inc.†	6.75%		7/15/2026	8,347,000	7,947,512
Sealed Air Corp.†	5.00%		4/15/2029	5,638,000	5,153,590
Sealed Air Corp.†	6.125%		2/1/2028	3,876,000	3,821,155
Sealed Air Corp.†	6.875%		7/15/2033	11,508,000	11,725,444
Total					36,363,265

Pharmaceuticals 2.57%
180 Medical, Inc.†	3.875%		10/15/2029	19,790,000	17,250,050
BellRing Brands, Inc.†	7.00%		3/15/2030	6,147,000	6,086,375
Jazz Securities DAC (Ireland)†(a)	4.375%		1/15/2029	27,247,000	24,156,509
Option Care Health, Inc.†	4.375%		10/31/2029	14,860,000	12,750,400
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	15,284,000	13,504,942
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031	10,066,000	8,555,647
Perrigo Finance Unlimited Co. (Ireland)(a)	4.40%		6/15/2030	27,428,000	23,590,549
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)(f)	5.125%		5/9/2029	7,543,000	6,683,551
Total					112,578,023

Pipelines 2.96%
AI Candelaria Spain SA (Spain)†(a)	7.50%		12/15/2028	5,962,631	5,405,602
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029	7,460,000	6,721,535
Buckeye Partners LP	3.95%		12/1/2026	7,312,000	6,472,976
Buckeye Partners LP	4.125%		12/1/2027	7,654,000	6,632,313
Buckeye Partners LP	8.835% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	5,779,000	5,063,531

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
CNX Midstream Partners LP†	4.75%	4/15/2030	$9,074,000	$7,449,376
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	4,891,000	4,299,531
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	8.00%	4/1/2029	12,189,000	12,139,391
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	9,913,000	8,732,560
DT Midstream, Inc.†	4.125%	6/15/2029	10,060,000	8,635,906
EnLink Midstream LLC†	6.50%	9/1/2030	3,951,000	3,896,693
Hess Midstream Operations LP†	5.125%	6/15/2028	5,824,000	5,348,841
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.375%	4/15/2027	7,694,000	7,469,524
Kinetik Holdings LP†	5.875%	6/15/2030	6,823,000	6,316,358
Northriver Midstream Finance LP (Canada)†(a)	5.625%	2/15/2026	7,831,000	7,383,210
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029	3,921,000	3,385,568
Venture Global Calcasieu Pass LLC†	3.875%	11/1/2033	5,311,000	4,336,166
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	6,589,000	5,673,953
Western Midstream Operating LP	4.30%	2/1/2030	10,321,000	9,154,082
Western Midstream Operating LP	5.50%	2/1/2050	6,394,000	5,228,489
Total				129,745,605

Real Estate 0.73%
Country Garden Holdings Co. Ltd. (China)(a)	3.125%	10/22/2025	6,623,000	4,283,219
Howard Hughes Corp. (The)†	5.375%	8/1/2028	10,245,000	9,295,391
Hunt Cos., Inc.†	5.25%	4/15/2029	5,915,000	4,734,927
Logan Group Co. Ltd. (China)(a)	4.50%	1/13/2028	10,233,000	2,939,685
Logan Group Co. Ltd. (China)(a)	5.25%	2/23/2023	6,428,000	1,863,051
Shimao Group Holdings Ltd. (Hong Kong)(a)	3.45%	1/11/2031	1,074,000	194,134
Shimao Group Holdings Ltd. (Hong Kong)(a)	5.20%	1/16/2027	23,117,000	4,254,567
Sunac China Holdings Ltd. (China)(a)(h)	5.95%	4/26/2024	9,969,000	2,689,485
Sunac China Holdings Ltd. (China)(a)	6.50%	1/10/2025	5,883,000	1,572,076
Total				31,826,535

REITS 0.85%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	8,038,000	6,981,204
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	12,765,000	9,647,554
SBA Communications Corp.	3.875%	2/15/2027	4,962,000	4,495,045
Service Properties Trust	5.25%	2/15/2026	4,253,000	3,864,212
Service Properties Trust	7.50%	9/15/2025	12,497,000	12,399,523
Total				37,387,538

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Retail 5.34%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	3.50%	2/15/2029		$4,116,000	$3,494,930
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	4.00%	10/15/2030		14,876,000	12,301,857
Afflelou SAS(c)	4.25%	5/19/2026	EUR	5,350,000	5,286,549
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		$8,232,000	7,026,035
Bath & Body Works, Inc.†	6.625%	10/1/2030		9,869,000	9,361,881
Beacon Roofing Supply, Inc.†	4.125%	5/15/2029		9,429,000	8,082,680
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		8,860,000	7,893,374
BlueLinx Holdings, Inc.†	6.00%	11/15/2029		5,615,000	4,818,283
Carrols Restaurant Group, Inc.†	5.875%	7/1/2029		8,425,000	6,414,332
Douglas GmbH(c)	6.00%	4/8/2026	EUR	5,645,000	5,267,633
Dufry One BV(c)	3.375%	4/15/2028	EUR	12,495,000	11,279,780
Dutch Lion BV(c)	11.25%	6/15/2020	EUR	9,152,880	–	(b)(d)
Evergreen Acqco 1 LP/TVI, Inc.	9.75%	4/26/2028		$7,961,000	7,882,544
Foot Locker, Inc.†	4.00%	10/1/2029		6,528,000	5,373,760
Gap, Inc. (The)†	3.875%	10/1/2031		13,407,000	9,634,203
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		6,670,000	4,208,837
GYP Holdings III Corp.†	4.625%	5/1/2029		5,799,000	4,973,832
LCM Investments Holdings II LLC†	4.875%	5/1/2029		6,053,000	4,925,279
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		13,313,000	12,107,774
Marks & Spencer plc(c)	4.50%	7/10/2027	GBP	6,000,000	6,497,994
Michaels Cos., Inc. (The)†	7.875%	5/1/2029		$6,369,000	4,800,283
Murphy Oil USA, Inc.†	3.75%	2/15/2031		11,273,000	9,132,997
Murphy Oil USA, Inc.	4.75%	9/15/2029		5,530,000	4,942,410
Nordstrom, Inc.	4.375%	4/1/2030		5,843,000	4,614,947
Papa John’s International, Inc.†	3.875%	9/15/2029		11,981,000	10,018,333
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		13,983,000	12,741,110
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		6,807,000	6,647,036
Punch Finance plc†(c)	6.125%	6/30/2026	GBP	6,251,000	6,720,119
SRS Distribution, Inc.†	4.625%	7/1/2028		$10,250,000	8,978,174
SRS Distribution, Inc.†	6.00%	12/1/2029		5,109,000	4,274,164
Stonegate Pub Co. Financing 2019 plc(c)	8.25%	7/31/2025	GBP	9,042,000	10,362,269
Victoria’s Secret & Co.†	4.625%	7/15/2029		$8,558,000	6,987,735
White Cap Buyer LLC†	6.875%	10/15/2028		7,283,000	6,620,975
Total					233,672,109

Savings & Loans 0.00%
Washington Mutual Bank(h)	6.875%	6/15/2011		10,000,000	–	(b)(d)

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Semiconductors 0.80%
Entegris Escrow Corp.†	4.75%	4/15/2029		$7,769,000	$7,071,051
Entegris, Inc.†	3.625%	5/1/2029		11,362,000	9,431,710
ON Semiconductor Corp.†	3.875%	9/1/2028		10,142,000	8,922,982
Synaptics, Inc.†	4.00%	6/15/2029		11,800,000	9,798,928
Total					35,224,671

Software 1.63%
AthenaHealth Group, Inc.†	6.50%	2/15/2030		8,897,000	7,048,239
Cloud Software Group Holdings, Inc.†	6.50%	3/31/2029		16,411,000	14,232,689
Elastic NV†	4.125%	7/15/2029		8,128,000	6,678,277
MSCI, Inc.†	3.25%	8/15/2033		3,881,000	3,063,797
MSCI, Inc.†	3.625%	11/1/2031		3,618,000	3,028,972
MSCI, Inc.†	3.875%	2/15/2031		7,920,000	6,824,110
PTC, Inc.†	4.00%	2/15/2028		4,976,000	4,524,677
ROBLOX Corp.†	3.875%	5/1/2030		13,889,000	11,430,786
Twilio, Inc.	3.625%	3/15/2029		11,119,000	9,351,534
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.†	3.875%	2/1/2029		6,321,000	5,260,295
Total					71,443,376

Telecommunications 1.99%
Altice France SA (France)†(a)	5.125%	7/15/2029		30,885,000	23,967,687
Altice France SA (France)†(a)	8.125%	2/1/2027		10,373,000	9,708,091
Frontier Communications Holdings LLC†	5.875%	10/15/2027		12,943,000	12,036,990
Frontier Communications Holdings LLC†	6.00%	1/15/2030		9,590,000	7,674,637
Iliad Holding SASU (France)†(a)	7.00%	10/15/2028		7,271,000	6,688,044
Lorca Telecom Bondco SA(c)	4.00%	9/18/2027	EUR	5,519,000	5,276,151
Matterhorn Telecom SA(c)	4.00%	11/15/2027	EUR	4,691,000	4,530,554
VF Ukraine PAT via VFU Funding plc (Ukraine)†(a)	6.20%	2/11/2025		$9,567,000	5,620,612
Vmed O2 UK Financing I plc (United Kingdom)†(a)	4.75%	7/15/2031		13,780,000	11,424,998
Total					86,927,764

Toys/Games/Hobbies 0.23%
Station Casinos LLC†	4.625%	12/1/2031		12,374,000	10,092,606

Transportation 0.86%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		6,123,000	4,585,851
Rand Parent LLC	8.50%	2/15/2030		11,373,000	10,932,296
Seaspan Corp. (Hong Kong)†(a)	5.50%	8/1/2029		6,078,000	4,582,599
Stena International SA(c)	7.25%	2/15/2028	EUR	2,781,000	2,974,169

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Transportation (continued)
Stena International SA(c)	7.25%		2/15/2028	EUR	4,489,000	$4,801,172
Watco Cos. LLC/Watco Finance Corp.†	6.50%		6/15/2027		$5,833,000	5,338,374
XPO Escrow Sub LLC†	7.50%		11/15/2027		4,510,000	4,579,714
Total						37,794,175

Trucking & Leasing 0.30%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028		14,781,000	13,216,976

Water 0.10%
Aegea Finance Sarl (Luxembourg)†(a)	6.75%		5/20/2029		4,460,000	4,198,341
Total Corporate Bonds (cost $4,394,116,451)						4,066,390,081

FLOATING RATE LOANS(i) 3.69%

Aerospace 0.20%
Peraton Corp. Term Loan B	–	(j)	2/1/2028		8,780,000	8,714,150

Aerospace/Defense 0.16%
Alloy Finco Limited USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%		3/6/2025		7,914,079	6,924,819

Apparel 0.16%
Crocs, Inc. Term Loan B	–	(j)	2/20/2029		7,213,869	7,205,862

Building & Construction 0.10%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	11.135% (1 Mo. LIBOR + 6.50%)		5/14/2029		4,759,905	4,426,712

Building Materials 0.12%
ACProducts, Inc. 2021 Term Loan B	8.98% (3 Mo. LIBOR + 4.25%) (6 Mo. LIBOR + 4.25%)		5/17/2028		6,369,833	5,387,700

Commercial Services 0.23%
Creative Artists Agency, LLC 2023 Term Loan B	–	(j)	11/16/2028		5,211,620	5,206,747
KUEHG Corp. 2018 Incremental Term Loan	8.48% (3 Mo. LIBOR + 3.75%)		2/21/2025		4,872,731	4,779,175
Total						9,985,922

Diversified Capital Goods 0.28%
Grinding Media Inc. 2021 Term Loan B	7.702% - 8.77% (3 Mo. LIBOR + 4.00%)		10/12/2028		7,332,751	6,929,450
Tank Holding Corp. 2022 Term Loan	–	(j)	3/31/2028		5,331,011	5,121,129
Total						12,050,579

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric: Generation 0.31%
CPV Shore Holdings, LLC Term Loan	8.39% (1 Mo. LIBOR + 3.75%)		12/29/2025	$7,326,204	$6,787,032
EFS Cogen Holdings I LLC 2020 Term Loan B	8.14% - 8.23% (3 Mo. LIBOR + 3.50%)		10/1/2027	5,140,306	5,038,219
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.23% (3 Mo. LIBOR + 1.50%)		7/28/2028	1,193,718	298,430
Frontera Generation Holdings LLC 2021 Term Loan	17.73% (3 Mo. LIBOR + 13.00%)		7/28/2026	1,233,060	1,233,060
Total					13,356,741

Electric: Integrated 0.17%
Compass Power Generation LLC 2022 Term Loan B2	8.982% (1 Mo. Term SOFR + 4.25%)		4/14/2029	7,289,570	7,271,383

Energy: Exploration & Production 0.19%
Kestrel Acquisition, LLC 2018 Term Loan B	8.89% (1 Mo. LIBOR + 4.25%)		6/2/2025	8,492,831	8,103,605

Engineering & Construction 0.04%
Service Logic Acquisition, Inc Term Loan	8.41% (3 Mo. LIBOR + 4.00%)		10/29/2027	1,845,093	1,826,642

Environmental Control 0.08%
Madison IAQ LLC Term Loan	7.988% (3 Mo. LIBOR + 3.25%)		6/21/2028	3,832,758	3,658,981

Financial 0.10%
Castlelake Aviation Limited 2023 Incremental Term Loan B	–	(j)	10/22/2027	4,511,040	4,467,802

Health Services 0.10%
Covetrus, Inc. Term Loan	9.58% (3 Mo. Term SOFR + 5.00%)		10/13/2029	4,819,320	4,557,269

Information Technology 0.08%
Uber Technologies, Inc. 2023 Term Loan B	-	(j)	2/27/2030	3,450,562	3,454,150

Insurance 0.20%
Amynta Agency Borrower Inc. 2023 Term Loan B	-	(j)	2/28/2028	8,899,625	8,710,508

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Investment Management Companies 0.04%
Vue International Bidco p.l.c. 2023 EUR PIK Term Loan 6.00%(c)	4.346% (3 Mo. EURIBOR + 2.00%)		12/31/2027	EUR	2,749,246	$1,833,184

Machinery 0.13%
CMBF LLC Term Loan	10.601% (1 Mo. LIBOR + 6.00%)		8/2/2028		$6,047,658	5,518,488

Manufacturing 0.01%
Vue International Bidco p.l.c. 2022 EUR Term Loan(c)	9.766% (3 Mo. EURIBOR + 8.00%)		6/30/2027	EUR	490,811	454,239

Oil & Gas 0.18%
Parkway Generation, LLC Term Loan B	9.902% (3 Mo. Term SOFR + 4.75%)		2/18/2029		$6,839,103	6,776,696
Parkway Generation, LLC Term Loan C	9.902% (3 Mo. LIBOR + 4.75%)		2/18/2029		918,123	909,515
Total						7,686,211

Oil Field Equipment & Services 0.28%
Ulterra Drilling Technologies, LP Term Loan B	9.885% (1 Mo. LIBOR + 5.25%)		11/26/2025		12,681,668	12,364,627

Packaging 0.06%
Mauser Packaging Solutions Holding Company Term Loan B	8.561% (3 Mo. Term SOFR + 4.00%)		8/14/2026		2,723,000	2,704,279

Personal & Household Products 0.01%
Britax Child Safety, Inc. Junior Term Loan PIK 12.00%	Zero Coupon		3/31/2025		1,569,461	259,275	(k)
FGI Operating Company, LLC Exit Term Loan	14.73% (3 Mo. LIBOR + 10.00%)		5/16/2023		634,319	79,607	(l)
Revlon Consumer Products Corporation 2020 Additional Term Loan B2	8.144% (3 Mo. LIBOR + 3.50%)		6/30/2025		77	40
Total						338,922

Retail 0.11%
IRB Holding Corp 2022 Term Loan B	-	(j)	12/15/2027		5,016,106	4,957,443

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.16%
Open Text Corporation 2022 Term Loan B (Canada)(a)	8.218% (1 Mo. Term SOFR + 3.50%)		8/24/2029	$7,213,869	$7,213,328

Specialty Retail 0.03%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	12.938% (1 Mo. LIBOR + 8.00%)		9/10/2027	1,383,309	1,342,391

Telecommunications 0.16%
Frontier Communications Corp. 2021 1st Lien Term Loan	8.50% (3 Mo. LIBOR + 3.75%)		5/1/2028	7,213,869	7,075,218
Total Floating Rate Loans (cost $164,174,348)					161,591,155

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.09%

Sri Lanka
Sri Lanka Government International Bond†(h) (cost $9,711,572)	5.875%		7/25/2022	10,289,000	4,010,274

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.44%
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ† (cost $20,000,000)	14.088% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	20,000,000	19,258,698

	Dividend Rate			Shares

PREFERRED STOCKS 0.13%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon			74,612	1,604,158
ACBL Holdings Corp.	Zero Coupon			102,014	4,182,574
Total Preferred Stocks (cost $4,415,650)					5,786,732

	Exercise Price		Expiration Date
RIGHTS 0.00%
Cosmetics/Personal Care Revlon, Inc.* (cost $230,963)	Zero Coupon		9/7/2023	701,653	1	(b)

WARRANTS 0.00%

Machinery 0.00%

TNT Crane & Rigging, Inc.*	$4.00		10/16/2025	26,319	10,527

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Investments	Exercise Price	Principal Amount	Fair Value
Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50	$56,246	$154,705
Total Warrants (cost $302,137)			165,232
Total Long-Term Investments (cost $4,712,222,255)			4,371,203,694

OPTIONS PURCHASED 0.00%
(cost $224,884)			301,745

SHORT-TERM INVESTMENTS 0.27%

REPURCHASE AGREEMENTS 0.27%
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $12,750,700 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $12,143,308; proceeds: $11,905,929 (cost $11,905,201)		11,905,201	11,905,201
Total Investments in Securities 100.12% (cost $4,724,352,340)			4,383,410,640
Other Assets and Liabilities – Net(m) (0.12)%			(5,318,181)
Net Assets 100.00%			$4,378,092,459

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $3,040,553,026, which represents 69.45% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount is less than $1.
(e)	Securities purchased on a when-issued basis.
(f)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 28, 2023.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(j)	Interest Rate to be determined.

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

(k)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting policies generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

OTC Options Purchased at February 28, 2023:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
Azul SA	UBS AG	312,600	3/17/2023	$5.00	$312,600	$301,745

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at February 28, 2023(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.39(4)(5)	Bank of America	5.00%	12/20/2027	$157,252,000	$4,153,240	$2,298,197	$(1,855,043)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contract less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $1,855,043.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Forward Foreign Currency Exchange Contracts at February 28, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	State Street Bank and Trust	3/8/2023	753,000	$902,621	$905,836	$3,215
Euro	Buy	J.P. Morgan	3/13/2023	4,330,000	4,582,159	4,582,875	716
British pound	Sell	Goldman Sachs	3/8/2023	1,145,000	1,420,343	1,377,399	42,944
British pound	Sell	Morgan Stanley	3/8/2023	1,138,000	1,409,623	1,368,979	40,644
British pound	Sell	Morgan Stanley	3/8/2023	795,000	986,620	956,360	30,260
British pound	Sell	State Street Bank and Trust	3/8/2023	874,000	1,070,625	1,051,395	19,230
British pound	Sell	State Street Bank and Trust	3/8/2023	875,000	1,076,340	1,052,598	23,742
British pound	Sell	State Street Bank and Trust	3/8/2023	851,000	1,051,186	1,023,727	27,459
British pound	Sell	Toronto Dominion Bank	3/8/2023	44,753,000	54,448,737	53,836,469	612,268
British pound	Sell	Toronto Dominion Bank	3/8/2023	564,000	699,751	678,474	21,277
Euro	Sell	Bank of America	3/13/2023	3,536,000	3,757,753	3,742,505	15,248
Euro	Sell	Bank of America	3/13/2023	350,000	376,312	370,440	5,872
Euro	Sell	Bank of America	3/13/2023	547,000	589,663	578,945	10,718
Euro	Sell	Goldman Sachs	3/13/2023	4,267,000	4,668,569	4,516,196	152,373
Euro	Sell	Morgan Stanley	3/13/2023	4,489,000	4,943,090	4,751,161	191,929
Euro	Sell	Morgan Stanley	3/13/2023	828,000	878,513	876,356	2,157
Euro	Sell	State Street Bank and Trust	3/13/2023	117,823,000	125,175,862	124,703,957	471,905
Euro	Sell	State Street Bank and Trust	3/13/2023	402,000	426,890	425,477	1,413
Euro	Sell	State Street Bank and Trust	3/13/2023	1,127,000	1,195,467	1,192,818	2,649
Euro	Sell	State Street Bank and Trust	3/13/2023	4,106,000	4,390,052	4,345,794	44,258
Euro	Sell	State Street Bank and Trust	3/13/2023	7,216,000	7,702,552	7,637,420	65,132
Euro	Sell	State Street Bank and Trust	3/13/2023	2,858,000	3,079,855	3,024,909	54,946
Euro	Sell	State Street Bank and Trust	3/13/2023	4,346,000	4,664,234	4,599,810	64,424
Euro	Sell	Toronto Dominion Bank	3/13/2023	4,506,000	4,912,295	4,769,154	143,141
Euro	Sell	Toronto Dominion Bank	3/13/2023	3,284,000	3,485,828	3,475,788	10,040
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,057,960

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	3/8/2023	1,887,000	$2,326,331	$2,270,002	$(56,329)
British pound	Buy	State Street Bank and Trust	3/8/2023	1,721,000	2,079,917	2,070,310	(9,607)
Euro	Buy	Bank of America	3/13/2023	4,447,000	4,838,211	4,706,708	(131,503)
Euro	Buy	Bank of America	3/13/2023	2,272,000	2,475,165	2,404,687	(70,478)
Euro	Buy	Bank of America	3/13/2023	1,890,000	2,019,747	2,000,378	(19,369)
Euro	Buy	Goldman Sachs	3/13/2023	3,884,000	4,252,039	4,110,829	(141,210)
Euro	Buy	Morgan Stanley	3/13/2023	856,000	927,039	905,991	(21,048)
Euro	Buy	Morgan Stanley	3/13/2023	6,325,000	6,764,937	6,694,385	(70,552)
Euro	Buy	Morgan Stanley	3/13/2023	642,000	689,552	679,493	(10,059)
Euro	Buy	Morgan Stanley	3/13/2023	8,593,000	9,119,730	9,094,838	(24,892)
Euro	Buy	State Street Bank and Trust	3/13/2023	1,782,000	1,943,087	1,886,070	(57,017)
Euro	Buy	State Street Bank and Trust	3/13/2023	3,575,000	3,828,599	3,783,783	(44,816)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(656,880)

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Euro-Bund	March 2023	311	Short	EUR (42,806,040)	EUR (41,335,010)	$1,555,908
U.S. 5-Year Treasury Note	June 2023	8,401	Short	$(902,068,930)	$(899,366,434)	2,702,496
U.S. Treasury Bonds	June 2023	227	Short	(28,790,348)	(28,424,656)	365,692
U.S. Ultra Long Bond	June 2023	488	Long	65,656,406	65,910,500	254,094
Total Unrealized Appreciation on Futures Contracts						$4,878,190

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2023	1,747	Long	$195,117,749	$195,063,469	$(54,280)
U.S. 10-Year Ultra Long Bond	June 2023	707	Short	(82,778,472)	(82,851,563)	(73,091)
Total Unrealized Depreciation on Futures Contracts						$(127,371)

Reverse Repurchase Agreement Payables as of February 28, 2023

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$9,341,650	$10,000,192 principal, American Airlines Group, Inc at 3.75% due 3/1/2025, $9,138,000 fair value	(7.00)%	2/2/2023	On Demand	$9,290,790
Barclays Bank plc	$1,159,282	$1,313,000 principal, Teva Pharmaceutical Finance Netherlands III BV at 5.125% due 5/9/2029, $1,163,397 fair value	(5.50)%	2/2/2023	On Demand	1,154,323
Total						$10,445,113

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2023

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $50,860 and 4,959, respectively.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$15,448,558	$–		$15,448,558
Common Stocks
Auto Components	–	1,755,556	–		1,755,556
Banks	1,897,573	–	16,212		1,913,785
Capital Markets	–	4,093,778	–		4,093,778
Electric-Generation	–	1,314	–		1,314
Machinery	18,378,784	113,186	–		18,491,970
Miscellaneous Financials	–	3,199,235	–		3,199,235
Personal Products	–	6,669,417	–		6,669,417
Specialty Retail	–	4,122,655	–		4,122,655
Transportation Infrastructure	–	655,697	–		655,697
Remaining Industries	44,673,363	–	–		44,673,363
Convertible Bonds	–	12,976,193	–		12,976,193
Corporate Bonds
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	4,066,390,081	–		4,066,390,081
Floating Rate Loans
Personal & Household Products	–	40	338,882		338,922
Remaining Industries	–	161,252,233	–		161,252,233
Foreign Government Obligations	–	4,010,274	–		4,010,274
Non-Agency Commercial Mortgage-Backed Securities	–	19,258,698	–		19,258,698
OTC Options Purchased	–	301,745	–		301,745
Preferred Stocks	–	5,786,732	–		5,786,732
Rights	–	1	–		1
Warrants	–	165,232	–		165,232
Short-Term Investments
Repurchase Agreements	–	11,905,201	–		11,905,201
Total	$64,949,720	$4,318,105,826	$355,094		$4,383,410,640

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND February 28, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$2,298,197	$–	$2,298,197
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	2,057,960	–	2,057,960
Liabilities	–	(656,880)	–	(656,880)
Futures Contracts
Assets	4,878,190	–	–	4,878,190
Liabilities	(127,371)	–	–	(127,371)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(10,445,113)	–	(10,445,113)
Total	$4,750,819	$(6,745,836)	$–	$(1,995,017)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 98.89%

ASSET-BACKED SECURITIES 7.01%

Automobiles 2.18%
Avis Budget Rental Car Funding AESOP LLC 2021-1A D†	3.71%		8/20/2027		$12,750,000	$10,613,453
CarMax Auto Owner Trust 2023-1 D	6.27%		11/15/2029		7,525,000	7,429,962
Carvana Auto Receivables Trust 2019-4A E†	4.70%		10/15/2026		7,250,000	6,875,725
Flagship Credit Auto Trust 2019-1 D†	4.08%		2/18/2025		3,743,050	3,711,992
Hertz Vehicle Financing LLC 2021-1A D†	3.98%		12/26/2025		5,000,000	4,603,688
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%		8/15/2028		8,452,000	8,292,205
Santander Consumer Auto Receivables Trust 2021-AA F†	5.79%		8/15/2028		3,100,000	2,862,812
Santander Drive Auto Receivables Trust 2022-5 B	4.43%		3/15/2027		11,275,000	11,036,458
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027		4,150,000	3,772,081
Total						59,198,376

Credit Card 0.21%
Continental Finance Credit Card ABS Master Trust 2020-1A B†	3.66%		12/15/2028		4,000,000	3,673,203
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024		2,083,932	2,039,980
Total						5,713,183

Other 4.62%
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	5.988% (1 Mo. LIBOR + 1.40%)	#	5/15/2036		8,470,000	8,219,163
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030		7,135,000	6,269,151
CIFC Funding Ltd. 2019-2A BR†	6.292% (3 Mo. LIBOR + 1.50%)	#	4/17/2034		5,000,000	4,830,515
CIFC Funding Ltd. 2021-4A A†	5.842% (3 Mo. LIBOR + 1.05%)	#	7/15/2033		7,000,000	6,923,108
Elevation CLO Ltd. 2014-2A DR†	8.094% (3 Mo. Term SOFR + 3.46%)	#	10/15/2029		1,000,000	943,076
Fairstone Financial Issuance Trust I 2020-1A C†(a)	5.162%		10/20/2039	CAD	15,535,000	11,028,217
Galaxy XXI CLO Ltd. 2015-21A AR†	5.828% (3 Mo. LIBOR + 1.02%)	#	4/20/2031		$1,012,000	1,005,089
JFIN CLO Ltd. 2013-1A A1NR†	6.198% (3 Mo. LIBOR + 1.39%)	#	1/20/2030		1,738,498	1,734,497

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031	$4,651,000	$4,005,236
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	5,675,000	4,299,293
LoanCore Issuer Ltd. 2022-CRE7 A†	5.968% (1 Mo. SOFR + 1.55%)	#	1/17/2037	6,490,000	6,361,340
Madison Park Funding XVII Ltd. 2015-17A BR2†	6.315% (3 Mo. LIBOR + 1.50%)	#	7/21/2030	10,000,000	9,872,487
Marble Point CLO XVII Ltd. 2020-1A A†	6.108% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	4,859,946	4,795,975
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036	5,340,000	4,199,142
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	3,075,000	2,339,144
Mountain View CLO LLC 2017-1A AR†	5.882% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	3,560,645	3,540,483
Octagon Loan Funding Ltd. 2014-1A ARR†	6.095% (3 Mo. LIBOR + 1.18%)	#	11/18/2031	5,000,000	4,972,192
Octane Receivables Trust 2022-2A B†	5.85%		7/20/2028	11,033,000	10,916,913
Rad CLO Ltd. 2020-7A A1†	5.992% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	7,850,616	7,774,966
Romark CLO Ltd. 2017-1A A2R†	6.465% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	8,890,000	8,746,216
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	9,639,840	8,605,817
Voya CLO Ltd. 2018-4A A1AR†	5.832% (3 Mo. LIBOR + 1.04%)	#	1/15/2032	3,950,000	3,913,533
Total					125,295,553
Total Asset-Backed Securities (cost $203,429,618)					190,207,112

CORPORATE BONDS 80.81%

Aerospace/Defense 0.29%
Triumph Group, Inc.†	6.25%		9/15/2024	7,930,000	7,925,044

Agriculture 4.73%
BAT Capital Corp.	7.75%		10/19/2032	28,432,000	30,575,235
Cargill, Inc.†	4.00%		6/22/2032	17,298,000	15,968,638
Imperial Brands Finance plc (United Kingdom)†(b)	6.125%		7/27/2027	16,816,000	16,964,654
JT International Financial Services BV (Netherlands)†(b)	6.875%		10/24/2032	16,000,000	17,414,201
Philip Morris International, Inc.	5.625%		11/17/2029	22,488,000	22,799,816
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	5,000,000	4,333,715
Viterra Finance BV (Netherlands)†(b)	3.20%		4/21/2031	19,555,000	14,912,471
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	5,846,000	5,542,485
Total					128,511,215

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.03%
American Airlines Group, Inc.†	3.75%		3/1/2025	$828,000	$756,612

Apparel 0.22%
PVH Corp.	7.75%		11/15/2023	5,967,000	6,073,921

Auto Manufacturers 0.53%
Toyota Motor Credit Corp.	4.70%		1/12/2033	14,626,000	14,358,474

Banks 12.96%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	4,000,000	3,041,702
Bank of America Corp.	2.482% (5 Yr. Treasury CMT + 1.20%)	#	9/21/2036	10,000,000	7,497,388
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	36,237,000	29,403,879
Bank of New York Mellon Corp.(The)	4.596% (SOFR + 1.76%)	#	7/26/2030	4,565,000	4,405,278
BankUnited, Inc.	5.125%		6/11/2030	9,962,000	9,500,129
BNP Paribas SA (France)†(b)	4.375% (5 Yr. Swap rate + 1.48%)	#	3/1/2033	6,844,000	6,216,197
BPCE SA (France)†(b)	3.116% (SOFR + 1.73%)	#	10/19/2032	7,584,000	5,867,538
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032	18,611,000	14,956,483
Citigroup, Inc.	4.91% (SOFR + 2.09%)	#	5/24/2033	15,000,000	14,224,662
Credit Suisse Group AG (Switzerland)†(b)	6.373% (SOFR + 3.34%)	#	7/15/2026	10,000,000	9,411,149
Danske Bank A/S (Denmark)†(b)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	9,892,000	9,684,240
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	12,000,000	11,968,087
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%)	#	8/9/2028	7,750,000	7,415,116
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	5,104,000	4,011,928
Huntington Bancshares, Inc.	2.487% (5 Yr. Treasury CMT + 1.17%)	#	8/15/2036	3,556,000	2,619,944

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 Yr. Treasury CMT + 2.60%)	#	6/1/2032	$2,014,000	$1,519,118
Intesa Sanpaolo SpA (Italy)†(b)	8.248% (1 Yr. Treasury CMT + 4.40%)	#	11/21/2033	7,000,000	7,373,841
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	12,620,000	10,404,251
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%)	#	7/25/2033	10,000,000	9,579,666
KeyBank NA/Cleveland OH	5.00%		1/26/2033	7,000,000	6,734,454
M&T Bank Corp.	5.053% (SOFR + 1.85%)		1/27/2034	3,705,000	3,537,734
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 Yr. Treasury CMT + 1.70%)	#	3/3/2036	9,790,000	7,445,978
Macquarie Bank Ltd. (Australia)†(b)	4.875%		6/10/2025	1,850,000	1,816,602
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%)	#	6/23/2032	3,724,000	2,954,495
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,125,000	4,767,798
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	9,129,000	6,815,758
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	1,395,000	1,314,119
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	5,000,000	4,662,936
National Australia Bank Ltd. (Australia)†(b)	2.99%		5/21/2031	3,443,000	2,760,404
National Australia Bank Ltd. (Australia)†(b)	3.933% (5 Yr. Treasury CMT + 1.88%)	#	8/2/2034	11,000,000	9,551,180
NatWest Group plc (United Kingdom)(b)	3.032% (5 Yr. Treasury CMT + 2.35%)	#	11/28/2035	7,000,000	5,419,118
NatWest Group plc (United Kingdom)(b)	6.016% (1 Yr. Treasury CMT + 2.10%)	#	3/2/2034	3,000,000	3,007,222
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	14,402,000	13,228,566
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%)	#	5/6/2031	8,000,000	7,191,857
Toronto-Dominion Bank (The) (Canada)(b)	4.456%		6/8/2032	24,515,000	23,092,707

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS AG (Switzerland)(b)	5.125%		5/15/2024	$13,800,000	$13,678,560
UniCredit SpA (Italy)†(b)	5.459% (5 Yr. Treasury CMT + 4.75%)	#	6/30/2035	3,270,000	2,777,516
US Bancorp	4.839% (SOFR + 1.60%)		2/1/2034	14,104,000	13,508,354
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	9,918,000	9,467,803
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	15,461,000	13,082,101
Wells Fargo & Co.	4.897% (SOFR + 2.10%)	#	7/25/2033	9,955,000	9,513,692
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031	2,558,000	2,228,102
Westpac Banking Corp. (Australia)(b)	2.668% (5 Yr. Treasury CMT + 1.75%)	#	11/15/2035	8,000,000	6,149,865
Westpac Banking Corp. (Australia)(b)	4.11% (5 Yr. Treasury CMT + 2.00%)	#	7/24/2034	9,061,000	8,022,368
Total					351,829,885

Beverages 1.26%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	30,000,000	28,178,453
Constellation Brands, Inc.	3.15%		8/1/2029	6,849,000	6,011,450
Total					34,189,903

Biotechnology 1.37%
Amgen, Inc.	4.05%		8/18/2029	12,566,000	11,721,858
Amgen, Inc.	4.875%		3/1/2053	12,000,000	10,699,669
Amgen, Inc.(c)	5.25%		3/2/2033	14,960,000	14,861,716
Total					37,283,243

Chemicals 1.44%
Celanese US Holdings LLC	5.90%		7/5/2024	13,000,000	12,990,180
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	6,037,000	5,369,099
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	14,617,000	12,952,265
International Flavors & Fragrances, Inc.†	2.30%		11/1/2030	9,975,000	7,708,197
Total					39,019,741

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.72%
Global Payments, Inc.	5.30%		8/15/2029	$16,461,000	$15,891,713
Sabre GLBL, Inc.†	7.375%		9/1/2025	3,912,000	3,666,706
Total					19,558,419

Computers 1.06%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	11,969,000	10,636,132
Leidos Holdings, Inc.	5.95%		12/1/2040	1,325,000	1,267,190
Leidos, Inc.	4.375%		5/15/2030	6,375,000	5,845,128
Leidos, Inc.	5.75%		3/15/2033	3,746,000	3,701,590
Leidos, Inc.	7.125%		7/1/2032	6,806,000	7,203,436
Total					28,653,476

Cosmetics/Personal Care 0.51%
GSK Consumer Healthcare Capital US LLC	3.625%		3/24/2032	15,826,000	13,834,073

Diversified Financial Services 3.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	8,000,000	7,434,076
Aircastle Ltd.†	2.85%		1/26/2028	11,435,000	9,728,350
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033	8,831,000	8,267,611
American Express Co.	4.989% (SOFR + 2.26%)	#	5/26/2033	13,975,000	13,404,152
Aviation Capital Group LLC†	3.50%		11/1/2027	3,918,000	3,440,230
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	10,118,000	9,788,976
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	16,000,000	14,858,537
Capital One Financial Corp.	1.343% (SOFR + .69%)	#	12/6/2024	7,151,000	6,893,860
Intercontinental Exchange, Inc.	4.35%		6/15/2029	14,977,000	14,521,782
Navient Corp.	6.75%		6/25/2025	5,550,000	5,477,850
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	5,294,000	5,028,470
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	3,685,000	3,040,722
Total					101,884,616

Electric 9.23%
AES Corp. (The)	2.45%		1/15/2031	7,975,000	6,341,147
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051	6,974,483	5,119,270
American Electric Power Co., Inc.	5.625%		3/1/2033	14,081,000	14,089,221
Atlantica Sustainable Infrastructure plc (United Kingdom)†(b)	4.125%		6/15/2028	2,544,000	2,247,580

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Baltimore Gas & Electric Co.	4.55%	6/1/2052	$4,563,000	$4,040,610
Comision Federal de Electricidad (Mexico)†(b)	4.688%	5/15/2029	20,000,000	17,963,100
Constellation Energy Generation LLC	5.80%	3/1/2033	9,781,000	9,900,795
Constellation Energy Generation LLC	6.25%	10/1/2039	5,185,000	5,346,691
DTE Energy Co.	2.95%	3/1/2030	13,166,000	11,272,967
DTE Energy Co.	3.40%	6/15/2029	4,398,000	3,910,362
Duke Energy Corp.	4.50%	8/15/2032	14,776,000	13,687,978
Duquesne Light Holdings, Inc.†	2.775%	1/7/2032	14,523,000	11,454,169
FirstEnergy Transmission LLC†	4.55%	4/1/2049	6,480,000	5,407,397
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,206,000	11,070,229
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	11,045,000	8,510,015
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	12,000,000	10,779,989
NRG Energy, Inc.†	4.45%	6/15/2029	14,584,000	12,992,716
Oglethorpe Power Corp.	5.95%	11/1/2039	9,881,000	9,773,171
Oklahoma Gas & Electric Co.	5.40%	1/15/2033	7,050,000	7,081,146
Pacific Gas & Electric Co.	6.15%	1/15/2033	6,649,000	6,570,785
Pacific Gas and Electric Co.	4.55%	7/1/2030	21,283,000	19,240,624
Puget Energy, Inc.	4.10%	6/15/2030	21,009,000	18,884,942
Southern Co. (The)	4.475%	8/1/2024	11,126,000	10,963,356
Tampa Electric Co.	4.30%	6/15/2048	7,879,000	6,645,213
Vistra Operations Co. LLC†	3.55%	7/15/2024	18,009,000	17,297,321
Total				250,590,794

Electronics 0.27%
Trimble, Inc.(c)	6.10%	3/15/2033	7,304,000	7,283,635

Energy-Alternate Sources 0.11%
Topaz Solar Farms LLC†	5.75%	9/30/2039	3,210,369	2,978,452

Engineering & Construction 1.52%
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%	7/7/2041	8,563,000	6,135,078
Fluor Corp.	4.25%	9/15/2028	16,240,000	14,668,987
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	10,855,000	10,675,966
Sitios Latinoamerica SAB de CV (Mexico)†(b)	5.375%	4/4/2032	11,000,000	9,740,500
Total				41,220,531

Food 0.66%
Kellogg Co.(c)	5.25%	3/1/2033	17,955,000	17,902,914

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas 1.37%
CenterPoint Energy Resources Corp.	5.40%		3/1/2033	$7,159,000	$7,248,059
Southwest Gas Corp.	4.05%		3/15/2032	23,500,000	20,979,423
Spire Missouri, Inc.	4.80%		2/15/2033	9,250,000	9,003,748
Total					37,231,230

Hand/Machine Tools 0.67%
Regal Rexnord Corp.†	6.30%		2/15/2030	18,450,000	18,064,821

Health Care-Products 1.16%
Alcon Finance Corp.†	5.375%		12/6/2032	10,000,000	10,048,377
GE HealthCare Technologies, Inc.†	5.65%		11/15/2027	21,200,000	21,496,757
Total					31,545,134

Health Care-Services 3.55%
Centene Corp.	3.375%		2/15/2030	31,200,000	26,359,456
Elevance Health, Inc.	2.25%		5/15/2030	12,000,000	9,901,255
Elevance Health, Inc.	4.10%		5/15/2032	9,977,000	9,167,007
Elevance Health, Inc.	5.125%		2/15/2053	3,581,000	3,398,894
Elevance Health, Inc.	5.50%		10/15/2032	3,636,000	3,698,484
Fresenius Medical Care US Finance III, Inc.†	3.00%		12/1/2031	8,000,000	5,943,588
Humana, Inc.	3.70%		3/23/2029	21,804,000	19,792,575
Humana, Inc.	5.875%		3/1/2033	11,457,000	11,795,410
Molina Healthcare, Inc.†	4.375%		6/15/2028	7,000,000	6,364,400
Total					96,421,069

Insurance 2.94%
Aon Corp.	8.205%		1/1/2027	5,545,000	5,855,215
Assurant, Inc.	2.65%		1/15/2032	3,049,000	2,289,985
Assurant, Inc.	3.70%		2/22/2030	9,896,000	8,534,814
Brown & Brown, Inc.	4.20%		3/17/2032	11,975,000	10,485,254
CNO Financial Group, Inc.	5.25%		5/30/2029	9,239,000	8,766,289
F&G Annuities & Life, Inc.†	7.40%		1/13/2028	11,550,000	11,562,592
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051	5,469,000	4,626,801
Intact Financial Corp. (Canada)†(b)	5.459%		9/22/2032	6,983,000	6,867,529
New York Life Global Funding†	4.55%		1/28/2033	10,302,000	9,926,415
Protective Life Corp.	8.45%		10/15/2039	5,103,000	6,305,425
Selective Insurance Group, Inc.	5.375%		3/1/2049	5,081,000	4,590,206
Total					79,810,525

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 1.56%
Amazon.com, Inc.	4.70%	12/1/2032	$16,300,000	$16,120,565
Netflix, Inc.†	5.375%	11/15/2029	26,500,000	26,108,343
Total				42,228,908

Lodging 0.29%
Hyatt Hotels Corp.	1.30%	10/1/2023	8,000,000	7,819,025

Machinery-Diversified 0.82%
Flowserve Corp.	2.80%	1/15/2032	8,450,000	6,513,854
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	13,500,000	12,512,489
SPX FLOW, Inc.†	8.75%	4/1/2030	3,938,000	3,323,298
Total				22,349,641

Media 0.30%
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,551,000	8,036,213

Mining 0.39%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029	12,000,000	10,669,800

Oil & Gas 9.49%
Aethon United BR LP/Aethon United
Finance Corp.†	8.25%	2/15/2026	10,000,000	9,630,916
Aker BP ASA (Norway)†(b)	3.10%	7/15/2031	10,000,000	8,193,671
Antero Resources Corp.†	5.375%	3/1/2030	16,000,000	14,593,568
Baytex Energy Corp. (Canada)†(b)	8.75%	4/1/2027	5,000,000	5,092,850
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7,760,000	7,321,017
California Resources Corp.†	7.125%	2/1/2026	7,733,000	7,801,244
Callon Petroleum Co.†	8.00%	8/1/2028	10,000,000	9,815,750
Comstock Resources, Inc.†	5.875%	1/15/2030	5,000,000	4,307,075
Continental Resources, Inc.†	5.75%	1/15/2031	30,100,000	28,517,566
Crescent Energy Finance LLC†	7.25%	5/1/2026	12,000,000	11,116,440
Diamondback Energy, Inc.	3.125%	3/24/2031	10,000,000	8,393,187
Diamondback Energy, Inc.	3.50%	12/1/2029	5,488,000	4,850,316
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	11,650,000	11,171,243
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	4,587,000	4,011,767
Eni SpA (Italy)†(b)	5.70%	10/1/2040	11,398,000	10,462,941
EQT Corp.	7.00%	2/1/2030	16,202,000	16,745,010
Gulfport Energy Corp.†	8.00%	5/17/2026	4,864,000	4,732,477
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	7,000,000	6,510,719
Nabors Industries Ltd.†	7.25%	1/15/2026	6,000,000	5,716,890
Occidental Petroleum Corp.	6.625%	9/1/2030	6,500,000	6,688,013
OGX Austria GmbH (Brazil)†(b)(d)	8.50%	6/1/2018	1,800,000	36

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	6.50%	2/1/2038	$7,362,000	$7,229,872
Ovintiv, Inc.	6.625%	8/15/2037	4,595,000	4,579,076
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	14,684,000	13,067,817
Permian Resources Operating LLC†	6.875%	4/1/2027	9,250,000	8,918,572
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	3,250,000	2,933,158
ROCC Holdings LLC†	9.25%	8/15/2026	8,000,000	8,450,000
Tap Rock Resources LLC†	7.00%	10/1/2026	8,500,000	7,785,533
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	10,000,000	8,836,493
Vital Energy, Inc.†	7.75%	7/31/2029	2,750,000	2,384,800
Vital Energy, Inc.	10.125%	1/15/2028	8,000,000	7,870,760
Total				257,728,777

Oil & Gas Services 0.18%
NOV, Inc.	3.60%	12/1/2029	5,632,000	4,991,671

Pharmaceuticals 5.09%
AbbVie, Inc.	3.20%	11/21/2029	40,000,000	35,394,234
Bayer Corp.†	6.65%	2/15/2028	12,162,000	12,618,984
Bayer US Finance II LLC†	4.375%	12/15/2028	7,450,000	7,008,568
Cigna Group (The)	2.40%	3/15/2030	6,767,000	5,659,577
Cigna Group (The)	4.375%	10/15/2028	30,200,000	29,016,875
CVS Health Corp.	3.25%	8/15/2029	7,000,000	6,185,603
CVS Health Corp.	4.78%	3/25/2038	10,981,000	9,982,183
CVS Health Corp.	5.05%	3/25/2048	11,973,000	10,755,051
CVS Health Corp.	5.625%	2/21/2053	22,402,000	21,695,195
Total				138,316,270

Pipelines 1.12%
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,375,000	6,383,860
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	5,529,000	4,626,880
NGPL PipeCo LLC†	4.875%	8/15/2027	20,258,000	19,372,351
Total				30,383,091

REITS 3.11%
American Tower Corp.	3.80%	8/15/2029	19,950,000	18,000,453
Crown Castle, Inc.	3.30%	7/1/2030	25,500,000	22,225,546
EPR Properties	3.75%	8/15/2029	5,000,000	4,081,379
EPR Properties	4.95%	4/15/2028	10,000,000	8,904,449
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	7,325,000	7,170,267
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	25,000,000	24,014,500
Total				84,396,594

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.67%
Lowe’s Cos., Inc.	5.00%		4/15/2033	$19,000,000	$18,298,281

Semiconductors 0.68%
Broadcom, Inc.†	4.15%		4/15/2032	21,000,000	18,525,921

Software 2.88%
MSCI, Inc.†	3.625%		11/1/2031	11,306,000	9,465,327
Oracle Corp.	5.375%		7/15/2040	15,452,000	14,174,153
Oracle Corp.	6.125%		7/8/2039	12,298,000	12,267,853
Oracle Corp.	6.25%		11/9/2032	10,650,000	11,091,834
ServiceNow, Inc.	1.40%		9/1/2030	17,120,000	13,051,394
Workday, Inc.	3.80%		4/1/2032	20,630,000	18,173,506
Total					78,224,067

Telecommunications 3.41%
AT&T, Inc.	3.50%		9/15/2053	45,000,000	30,930,181
AT&T, Inc.	4.30%		2/15/2030	10,000,000	9,388,244
Sprint Capital Corp.	6.875%		11/15/2028	39,425,000	41,376,538
T-Mobile USA, Inc.	3.875%		4/15/2030	11,925,000	10,818,380
Total					92,513,343

Transportation 0.47%
Norfolk Southern Corp.	4.45%		3/1/2033	13,464,000	12,653,879
Total Corporate Bonds (cost $2,367,416,859)					2,194,063,208

FLOATING RATE LOANS(e) 2.80%

Aerospace/Defense 0.00%
Alloy Finco Limited USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2025	34,386	30,088

Diversified Financial Services 0.56%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	–	(f)	1/15/2025	15,193,409	15,202,905

Entertainment 0.23%
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(b)	–	(f)	7/21/2026	6,172,813	6,172,134

Financial 0.02%
LPL Holdings, Inc. 2019 Term Loan B1	–	(f)	11/12/2026	640,147	639,648

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging 0.78%
Hilton Domestic Operating Company, Inc. 2019 Term Loan B2	6.455%		6/22/2026	$13,365,000	$13,363,062
Resorts World Las Vegas LLC Term Loan A	6.14% (1 Mo. LIBOR + 1.50%)		4/16/2024	1,087,500	1,082,063
Wyndham Hotels & Resorts, Inc. Term Loan B	–	(f)	5/30/2025	6,750,000	6,751,822
Total					21,196,947

Machinery: Industrial/Specialty 0.09%
Granite Holdings U.S. Acquisition Co. 2021 Term Loan B	8.75% (3 Mo. LIBOR + 4.00%)		9/30/2026	2,500,000	2,500,012

Media 0.40%
Charter Communications Operating, LLC 2019 Term Loan B1	–	(f)	4/30/2025	10,825,936	10,826,639

Pharmaceuticals 0.26%
Horizon Therapeutics USA Inc. 2021 Term Loan B2	6.375% (1 Mo. LIBOR + 1.75%)		3/15/2028	6,982,234	6,983,316

Real Estate Investment Trusts 0.14%
Invitation Homes Operating Partnership LP 2020 Term Loan A	5.635% (3 Mo. LIBOR + 1.00%)		1/31/2025	3,911,798	3,843,341

Shipbuilding 0.17%
MHI Holdings,LLC Term Loan B	–	(f)	9/21/2026	4,553,611	4,557,391

Software 0.15%
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	8.64% (1 Mo. LIBOR + 4.00%)		4/26/2024	4,000,000	3,998,200
Total Floating Rate Loans (cost $76,027,707)					75,950,621

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.04%

Sri Lanka
Sri Lanka Government International Bond†(d) (cost $2,663,102)	5.875%		7/25/2022	2,840,000	1,106,928

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2013-48 IO (Cost $247,835)	0.382%	#(g)	7/16/2054	$5,660,070	$59,988

MUNICIPAL BONDS 0.69%

Government
State of Illinois GO (cost $19,330,791)	5.10%		6/1/2033	19,025,000	18,716,342

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.33%
BBCMS Mortgage Trust 2019-BWAY C†	6.287% (1 Mo. Term SOFR + 1.72%)	#	11/15/2034	3,950,000	3,561,643
BX Commercial Mortgage Trust 2019-IMC E†	6.738% (1 Mo. LIBOR + 2.15%)	#	4/15/2034	4,000,000	3,810,652
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.291%	#(g)	7/10/2050	3,017,634	2,727,209
CS Master Trust 2021-AHP A†	8.53% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	4,200,000	4,192,864
CS Master Trust 2021-BLUF A†	8.758% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	2,400,000	2,385,492
Great Wolf Trust 2019-WOLF A†	5.711% (1 Mo. Term SOFR + 1.15%)	#	12/15/2036	8,100,000	7,994,817
GS Mortgage Securities Corp. Trust 2021-ROSS G†	9.238% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	5,160,000	4,225,632
GS Mortgage Securities Trust 2013-GC12 XA	1.109%	#(g)	6/10/2046	17,580,340	1,712
GS Mortgage Securities Trust 2013-GC12 XB	0.365%	#(g)	6/10/2046	47,400,000	1,834
GS Mortgage Securities Trust 2015-GS1 XB	0.18%	#(g)	11/10/2048	30,000,000	176,933
HPLY Trust 2019-HIT A†	5.588% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	2,871,310	2,848,107
Hudsons Bay Simon JV Trust 2015-HB10 XB10†	0.541%	#(g)	8/5/2034	16,028,000	2,318
Hudsons Bay Simon JV Trust 2015-HB7 XB7†	0.493%	#(g)	8/5/2034	18,308,000	2,575
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.23%	#(g)	7/15/2048	1,674,000	1,502,874
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.283%	#(g)	7/15/2046	2,255,889	868,496
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(g)	11/15/2050	2,089,000	1,908,364
Total Non-Agency Commercial Mortgage-Backed Securities (cost $39,265,274)					36,211,522

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 6.21%
U.S. Treasury Bond	2.375%	11/15/2049	$18,135,000	$13,384,126
U.S. Treasury Bond	3.625%	2/15/2053	82,348,000	78,423,603
U.S. Treasury Bond	3.875%	2/15/2043	2,006,000	1,946,447
U.S. Treasury Inflation Indexed Note(h)	0.25%	1/15/2025	35,459,860	34,321,049
U.S. Treasury Note	3.50%	2/15/2033	41,913,000	40,534,455
Total U.S. Treasury Obligations (cost $171,020,764)				168,609,680
Total Long-Term Investments (cost $2,879,401,950)				2,684,925,401

SHORT-TERM INVESTMENTS 3.89%

COMMERCIAL PAPER 1.27%

Electric 0.42%
Black Hills Corp.	4.827%	3/1/2023	11,500,000	11,500,000

Health Care-Services 0.37%
CommonSpirit Health	5.721%	4/12/2023	10,000,000	9,934,667

Pipelines 0.48%
Energy Transfer LP	5.324%	3/1/2023	3,000,000	3,000,000
Targa Resources Corp.	5.374%	3/1/2023	8,422,000	8,422,000
Targa Resources Corp.	5.375%	3/1/2023	1,578,000	1,578,000
Total				13,000,000
Total Commercial Paper (cost $34,434,667)				34,434,667

U.S. TREASURY OBLIGATIONS 1.34%
U.S. Treasury Bill (Cost $36,316,136)	Zero Coupon	3/7/2023	36,343,000	36,316,286

REPURCHASE AGREEMENTS 1.28%
Repurchase Agreement dated 2/28/2023, 4.500 % due 3/1/2023 with Barclays Bank Plc collateralized by $25,702,000 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $24,479,227; proceeds: $24,002,242 (cost $23,999,243)			23,999,243	23,999,243
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $11,539,700 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $10,989,995; proceeds: $10,775,102 (cost $10,774,444)			10,774,444	10,774,444
Total Repurchase Agreements (cost $34,773,687)				34,773,687
Total Short-Term Investments (cost $105,524,490)				105,524,640
Total Investments in Securities 102.78% (cost $2,984,926,440)				2,790,450,041
Other Assets and Liabilities – Net(i) (2.78)%				(75,370,865)
Net Assets 100.00%				$2,715,079,176

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $980,102,452, which represents 36.10% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(f)	Interest Rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at February 28, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.IG.39(4)(5)	Goldman Sachs	1.00%	12/20/2027	$50,000,000	$572,758	$507,273	$(65,485)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $65,485.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of investment grade securities.

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2023

Forward Foreign Currency Exchange Contracts at February 28, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	4/20/2023	15,110,000	$11,230,736	$11,079,172	$151,564

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2023	29	Short	$(3,242,115)	$(3,238,031)	$4,084
U.S. 5-Year Treasury Note	June 2023	2,114	Short	(226,996,693)	(226,313,611)	683,082
U.S. Ultra Long Bond	June 2023	1,891	Long	254,436,288	255,403,188	966,900
Total Unrealized Appreciation on Futures Contracts						$1,654,066

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Long Bond	June 2023	4,282	Short	$(501,454,241)	$(501,796,875)	$(342,634)
U.S. 2-Year Treasury Note	June 2023	2,945	Long	601,738,443	599,974,725	(1,763,718)
U.S. Long Bond	June 2023	1,428	Long	180,758,270	178,812,375	(1,945,895)
Total Unrealized Depreciation on Futures Contracts						$(4,052,247)

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(concluded)

INCOME FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$190,207,112	$–	$190,207,112
Corporate Bonds	–	2,194,063,208	–	2,194,063,208
Floating Rate Loans	–	75,950,621	–	75,950,621
Foreign Government Obligations	–	1,106,928	–	1,106,928
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	59,988	–	59,988
Municipal Bonds	–	18,716,342	–	18,716,342
Non-Agency Commercial Mortgage-Backed Securities	–	36,211,522	–	36,211,522
U.S. Treasury Obligations	–	168,609,680	–	168,609,680
Short-Term Investments
Commercial Paper	–	34,434,667	–	34,434,667
U.S. Treasury Obligations	–	36,316,286	–	36,316,286
Repurchase Agreements	–	34,773,687	–	34,773,687
Total	$–	$2,790,450,041	$–	$2,790,450,041
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$507,273	$–	$507,273
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	151,564	–	151,564
Liabilities	–	–	–	–
Futures Contracts
Assets	1,654,066	–	–	1,654,066
Liabilities	(4,052,247)	–	–	(4,052,247)
Total	$(2,398,181)	$658,837	$–	$(1,739,344)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 89.72%

ASSET-BACKED SECURITIES 25.52%

Automobiles 5.65%
Avis Budget Rental Car Funding AESOP LLC 2019-2A A†	3.35%	9/22/2025	$8,464,000	$8,200,980
Avis Budget Rental Car Funding AESOP LLC 2020-1A D†	3.34%	8/20/2026	5,000,000	4,474,355
Capital One Prime Auto Receivables Trust 2022-2 A2A	3.74%	9/15/2025	7,773,536	7,694,826
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	24,062	23,963
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	251,114	234,587
Carvana Auto Receivables Trust 2021-N2 A1	0.32%	3/10/2028	529,117	522,703
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	8,885,000	8,525,162
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	65,592	65,441
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	1,325,000	1,276,794
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%	12/11/2034	3,014,353	2,919,835
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	424,735	423,319
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	783,698	773,236
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	743,823	728,468
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	15,258,000	15,257,933
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	960,000	929,360
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	1,680,000	1,479,006
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	556,166	540,533
Ford Credit Auto Owner Trust 2022-1 A†	3.88%	11/15/2034	8,255,000	7,877,903
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	4,225,000	4,061,972
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	1,785,000	1,585,352
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%	7/15/2030	1,143,000	1,124,943
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%	1/15/2025	330,256	329,473
GM Financial Automobile Leasing Trust 2022-2 A3	3.42%	6/20/2025	8,300,000	8,117,218
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	3,385,000	3,143,365
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	5,000,000	4,603,688
Mercedes-Benz Auto Receivables Trust 2022-1 A3	5.21%	8/16/2027	2,575,000	2,579,512
OneMain Direct Auto Receivables Trust 2019-1 A†	3.63%	9/14/2027	10,899,000	10,515,290
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	5,545,000	5,184,261
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	507,495	501,062
Santander Drive Auto Receivables Trust 2022-5 A2	3.98%	1/15/2025	6,430,678	6,411,156
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	2,619,183	2,566,503
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	210,370	210,146

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%		4/15/2025	$947,084	$940,336
Westlake Automobile Receivables Trust 2021-2A C†	0.89%		7/15/2026	1,865,000	1,776,515
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	98,967	98,813
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	226,000	222,225
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	572,000	561,183
Total					116,481,417

Credit Card 2.73%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/15/2027	11,400,000	10,999,733
American Express Credit Account Master Trust 2022-3 A	3.75%		8/15/2027	11,805,000	11,468,294
BA Credit Card Trust 2022-A2 A2	5.00%		4/15/2028	2,415,000	2,422,580
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	14,055,000	13,601,517
Capital One Multi-Asset Execution Trust 2022-A3 A	4.95%		10/15/2027	5,015,000	5,015,968
Chase Issuance Trust 2022-A1 A	3.97%		9/15/2027	4,165,000	4,059,561
Discover Card Execution Note Trust 2022-A3 A3	3.56%		7/15/2027	9,165,000	8,869,803
Total					56,437,456

Other 16.27%
ACREC Ltd. 2021-FL1 A†	5.751% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	5,273,000	5,174,206
ACRES Commercial Realty Ltd. 2021-FL2 A†	6.001% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	13,290,000	13,184,935
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	3,550,000	3,403,676
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	6,020,598	5,902,103
AMMC CLO Ltd. 2020-23A A1R†	5.832% (3 Mo. LIBOR + 1.04%)	#	10/17/2031	15,000,000	14,834,561
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	5.852% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	950,080	945,078
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	5.852% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	1,185,542	1,180,066
Apidos Clo Xxv 2016-25A A1R†	5.978% (3 Mo. LIBOR + 1.17%)	#	10/20/2031	6,970,000	6,912,828
Apidos CLO XXXI 2019-31A A1R†	5.892% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	5,000,000	4,946,474

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	$3,347,969	$2,973,479
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	5.688% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	1,980,000	1,955,808
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	5.658% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	6,890,000	6,708,711
Atalaya Equipment Leasing Trust 2021-1A A2†	1.23%		5/15/2026	4,224,159	4,112,243
Bain Capital Credit CLO 2018-2A A1†	5.878% (3 Mo. LIBOR + 1.08%)	#	7/19/2031	850,000	842,808
Bain Capital Credit CLO Ltd. 2017-1A A1R†	5.778% (3 Mo. LIBOR + .97%)	#	7/20/2030	5,445,765	5,408,169
BDS Ltd. 2022-FL11 ATS†	6.364% (1 Mo. Term SOFR + 1.80%)	#	3/19/2039	10,400,000	10,273,283
Benefit Street Partners CLO III Ltd. 2013-IIIA A1R2†	5.808% (3 Mo. LIBOR + 1.00%)	#	7/20/2029	1,691,232	1,684,577
BlueMountain CLO Ltd. 2013-2A A1R†	5.995% (3 Mo. LIBOR + 1.18%)	#	10/22/2030	1,154,003	1,147,748
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2029	1,164,070	1,153,286
BSPRT Issuer Ltd. 2021-FL7 A†	5.908% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	7,600,000	7,506,771
Carlyle Global Market Strategies CLO Ltd. 2014-3RA A1A†	5.865% (3 Mo. LIBOR + 1.05%)	#	7/27/2031	1,190,199	1,180,022
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2031	2,110,422	2,094,768
Carlyle US CLO Ltd. 2017-2A A1R†	5.858% (3 Mo. LIBOR + 1.05%)	#	7/20/2031	4,000,000	3,967,501
Carlyle US CLO Ltd. 2017-3A A1AR†	5.708% (3 Mo. LIBOR + .90%)	#	7/20/2029	804,340	797,776
Cedar Funding V CLO Ltd. 2016-5A A1R†	5.892% (3 Mo. LIBOR + 1.10%)	#	7/17/2031	3,400,000	3,375,688
Cedar Funding XI Clo Ltd. 2019-11A A1R†	6.003% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	3,220,000	3,182,847
Cedar Funding XIV CLO Ltd. 2021-14A A†	5.892% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	2,340,000	2,318,968
CF Hippolyta Issuer LLC 2021-1A B1†	1.98%		3/15/2061	4,633,676	3,962,591
CIFC Funding II Ltd. 2013-2A A1L2†	5.795% (3 Mo. LIBOR + 1.00%)	#	10/18/2030	3,974,451	3,953,958

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	$1,223,877	$1,216,988
Dryden Senior Loan Fund 2017-47A A1R†	5.772% (3 Mo. LIBOR + .98%)	#	4/15/2028	5,386,919	5,357,148
Galaxy XIX CLO Ltd. 2015-19A A1RR†	5.766% (3 Mo. LIBOR + .95%)	#	7/24/2030	935,426	928,038
Generate CLO 2 Ltd. 2A AR†	5.965% (3 Mo. LIBOR + 1.15%)	#	1/22/2031	1,320,000	1,314,059
Greystone CRE Notes Ltd. 2021-FL3 A†	5.608% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	6,150,000	6,046,430
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	6.468% (3 Mo. LIBOR + 1.65%)	#	7/25/2027	158,607	159,041
HGI CRE CLO Ltd. 2021-FL2 A†	5.59% (1 Mo. LIBOR + 1.00%)	#	9/17/2036	6,890,000	6,671,021
JFIN CLO Ltd. 2013-1A A2R†	7.008% (3 Mo. LIBOR + 2.20%)	#	1/20/2030	690,295	689,355
KKR CLO Ltd. 24 A1R†	5.888% (3 Mo. LIBOR + 1.08%)	#	4/20/2032	4,980,000	4,937,873
KKR CLO Ltd. 30A A1R†	5.812% (3 Mo. LIBOR + 1.02%)	#	10/17/2031	10,000,000	9,882,128
KREF Ltd. 2021-FL2 A†	5.671% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	9,930,000	9,706,575
KREF Ltd. 2021-FL2 AS†	5.901% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	4,830,000	4,629,214
Lendmark Funding Trust 2021-1A A†	5.12%		7/20/2032	5,810,000	5,666,565
Lendmark Funding Trust 2021-1A B†	2.47%		11/20/2031	9,200,000	7,691,305
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	10,585,000	8,934,082
LFT CRE Ltd. 2021-FL1 A†	5.758% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	2,230,000	2,161,557
LFT CRE Ltd. 2021-FL1 B†	6.338% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	3,520,000	3,427,460
Madison Park Funding XI Ltd. 2013-11A AR2†	5.715% (3 Mo. LIBOR + .90%)	#	7/23/2029	2,849,083	2,830,052
Magnetite XXII Ltd. 2019-22A AR†	5.852% (3 Mo. LIBOR + 1.06%)	#	4/15/2031	4,000,000	3,958,547
Magnetite Xxix Ltd. 2021-29A A†	5.782% (3 Mo. LIBOR + .99%)	#	1/15/2034	1,110,000	1,096,562
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	3,340,000	2,896,375
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031	5,555,000	5,320,096
MF1 Ltd. 2021-FL6 AS†	6.051% (1 Mo. LIBOR + 1.45%)	#	7/16/2036	7,030,000	6,717,730

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mountain View CLO X Ltd. 2015-10A AR†	5.635% (3 Mo. LIBOR + .82%)	#	10/13/2027	$109,005	$109,155
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	44,120	43,335
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	16,590,000	14,231,687
Newark BSL CLO 2 Ltd. 2017-1A A1R†	5.788% (3 Mo. LIBOR + .97%)	#	7/25/2030	2,924,118	2,900,187
N-Star REL CDO VIII Ltd. 2006-8A B†	4.986% (1 Mo. LIBOR + .42%)	#	2/1/2041	673,631	583,047
OCP CLO Ltd. 2019-17A A1R†	5.848% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	5,700,000	5,600,138
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	5.742% (3 Mo. LIBOR + .95%)	#	7/15/2029	4,797,736	4,762,058
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	5.742% (3 Mo. LIBOR + .95%)	#	7/15/2029	689,637	684,948
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	5.869% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	1,960,000	1,939,457
Octane Receivables Trust 2022-2A A†	5.11%		2/22/2028	3,314,654	3,284,072
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210,000	206,658
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	4,282,000	3,913,507
OneMain Financial Issuance Trust 2021-3A A†	5.94%		5/15/2034	5,445,000	5,475,708
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	126,583	120,958
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	6,671,994	6,447,706
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	904,000	878,285
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	647,000	619,536
Romark CLO Ltd. 2017-1A A1R†	5.845% (3 Mo. LIBOR + 1.03%)	#	10/23/2030	8,000,000	7,940,790
Romark CLO Ltd. 2017-1A A2R†	6.465% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	10,000,000	9,838,263
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	998,361	987,140
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	2,350,000	2,274,156
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	1,598,578	1,528,700
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,130,000	1,021,638
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	7,240,000	6,816,956
Signal Peak CLO Ltd. 2020-8A A†	6.078% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	6,005,000	5,945,638
TCI-Flatiron CLO Ltd. 2017-1A AR†	5.837% (3 Mo. LIBOR + .96%)	#	11/18/2030	3,817,847	3,782,432

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
TCI-Flatiron CLO Ltd. 2018-1A ANR†	5.862% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	$500,000	$495,794
TICP CLO IX Ltd. 2017-9A A†	5.948% (3 Mo. LIBOR + 1.14%)	#	1/20/2031	1,000,000	995,610
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	270,275	267,565
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	2,785,106	2,708,956
Venture 33 CLO Ltd. 2018-33A A1LR†	5.852% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	3,500,000	3,461,240
Wind River CLO Ltd. 2013-1A A1RR†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2030	8,370,272	8,312,524
Total					335,500,974

Rec Vehicle Loan 0.26%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	385,150	371,825
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	5,062,422	4,957,393
Total					5,329,218

Student Loan 0.61%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	555,248	494,245
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	3,261,876	2,831,093
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	6,364,719	5,592,337
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	3,638,530	3,260,200
Towd Point Asset Trust 2018-SL1 A†	5.106% (1 Mo. LIBOR + .60%)	#	1/25/2046	370,391	368,341
Total					12,546,216
Total Asset-Backed Securities (cost $546,124,118)					526,295,281

				Shares

COMMON STOCKS 0.00%

Banks
Sable Bighorn LLC (cost $0)				398	1,152	(a)

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 47.99%

Agriculture 1.44%
BAT Capital Corp.	3.222%	8/15/2024	$5,957,000	$5,743,947
BAT International Finance plc (United Kingdom)(b)	1.668%	3/25/2026	403,000	358,109
Imperial Brands Finance plc (United Kingdom)†(b)	3.125%	7/26/2024	1,871,000	1,795,985
Imperial Brands Finance plc (United Kingdom)†(b)	6.125%	7/27/2027	4,954,000	4,997,794
Philip Morris International, Inc.	5.00%	11/17/2025	1,398,000	1,390,369
Philip Morris International, Inc.	5.125%	11/17/2027	3,416,000	3,402,146
Reynolds American, Inc.	4.45%	6/12/2025	1,850,000	1,800,929
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	7,352,000	6,372,295
Viterra Finance BV (Netherlands)†(b)	4.90%	4/21/2027	4,111,000	3,897,563
Total				29,759,137

Airlines 0.16%
Air Canada 2015-2B Pass-Through Trust (Canada)†(b)	3.875%	9/15/2024	184,874	184,699
Air Canada 2015-2B Pass-Through Trust (Canada)†(b)	5.00%	6/15/2025	1,966,662	1,946,336
American Airlines Group, Inc.†	3.75%	3/1/2025	516,000	471,512
British Airways 2013-1A Pass Through Trust (United Kingdom)†(b)	4.625%	12/20/2025	629,948	618,462
Total				3,221,009

Apparel 0.26%
PVH Corp.	4.625%	7/10/2025	5,561,000	5,428,169

Auto Manufacturers 1.97%
Ford Motor Credit Co. LLC	5.584%	3/18/2024	7,843,000	7,797,236
General Motors Financial Co., Inc.	2.75%	6/20/2025	1,378,000	1,293,221
General Motors Financial Co., Inc.	3.95%	4/13/2024	2,837,000	2,783,094
General Motors Financial Co., Inc.	4.25%	5/15/2023	280,000	279,400
General Motors Financial Co., Inc.	5.10%	1/17/2024	6,578,000	6,548,315
Hyundai Capital America†	0.80%	1/8/2024	1,383,000	1,327,498
Hyundai Capital America†	0.875%	6/14/2024	3,034,000	2,857,063
Hyundai Capital America†	1.00%	9/17/2024	1,088,000	1,012,784
Hyundai Capital America†	1.25%	9/18/2023	2,272,000	2,216,908
Hyundai Capital America	3.40%	6/20/2024	6,181,000	6,001,084
Hyundai Capital America†	5.875%	4/7/2025	960,000	965,843
Stellantis N.V. (Netherlands)(b)	5.25%	4/15/2023	7,615,000	7,603,387
Total				40,685,833

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.15%
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	$3,201,000	$3,185,800

Banks 17.67%
ABN AMRO Bank N.V. (Netherlands)(b)	4.40% (USD 5 Yr. Swap rate + 2.20%)	#	3/27/2028	4,600,000	4,594,940
ABN AMRO Bank NV (Netherlands)†(b)	4.75%		7/28/2025	5,620,000	5,468,187
ABN AMRO Bank NV (Netherlands)†(b)	4.80%		4/18/2026	2,000,000	1,925,294
AIB Group plc (Ireland)†(b)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	12,000,000	11,727,921
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	2,317,000	2,221,416
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(b)	5.375%		4/17/2025	2,770,000	2,751,995
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	2,758,000	2,714,352
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	6,122,000	5,450,837
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	2,411,000	2,242,414
Bank of America Corp.	1.734% (SOFR + .96%)	#	7/22/2027	1,316,000	1,159,761
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%)	#	10/22/2025	6,004,000	5,700,414
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	6,858,000	6,561,465
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%)	#	3/5/2024	2,873,000	2,872,632
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	5,123,000	5,018,837
Bank of America Corp.	3.95%		4/21/2025	4,295,000	4,164,980
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	5,101,000	4,991,721
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	5,505,000	4,787,076
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023	5,242,000	5,178,680
Bank of Ireland Group plc (Ireland)†(b)	6.253% (1 Yr. Treasury CMT + 2.65%)	#	9/16/2026	1,715,000	1,719,147
Bank of Montreal (Canada)(b)	3.70%		6/7/2025	3,004,000	2,905,589
BankUnited, Inc.	4.875%		11/17/2025	4,100,000	4,002,890
Barclays plc (United Kingdom)(b)	2.852% (SOFR + 2.71%)	#	5/7/2026	3,150,000	2,950,831
Barclays plc (United Kingdom)(b)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	1,648,000	1,641,846

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Barclays plc (United Kingdom)(b)	4.836%		5/9/2028	$1,142,000	$1,070,792
Barclays plc (United Kingdom)(b)	5.20%		5/12/2026	4,407,000	4,294,329
BBVA Bancomer SA†	4.375%		4/10/2024	1,187,000	1,168,898
BNP Paribas SA (France)†(b)	1.323% (SOFR + 1.00%)	#	1/13/2027	246,000	217,937
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%)	#	6/9/2026	200,000	184,839
BNP Paribas SA (France)†(b)	2.819% (3 Mo. LIBOR + 1.11%)	#	11/19/2025	5,406,000	5,137,176
BNP Paribas SA (France)†(b)	4.375%		5/12/2026	436,000	417,119
BNP Paribas SA (France)†(b)	5.125% (1 Yr. Treasury CMT+ 1.45%)	#	1/13/2029	1,856,000	1,825,893
BPCE SA (France)†(b)	2.375%		1/14/2025	696,000	654,681
BPCE SA (France)†(b)	4.50%		3/15/2025	2,114,000	2,044,234
BPCE SA (France)†(b)	5.15%		7/21/2024	7,472,000	7,358,809
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%)	#	1/18/2027	2,788,000	2,786,225
Canadian Imperial Bank of Commerce (Canada)(b)	3.945%		8/4/2025	5,013,000	4,857,814
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	9,576,000	9,097,864
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	1,152,000	1,099,284
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	2,146,000	2,088,651
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	3,413,000	3,399,551
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	2,053,000	2,015,873
Citigroup, Inc.	4.40%		6/10/2025	3,586,000	3,510,136
Citigroup, Inc.	5.50%		9/13/2025	6,000,000	6,014,017
Credit Agricole SA (France)†(b)	4.375%		3/17/2025	2,058,000	1,996,791
Credit Suisse AG/New York NY	3.625%		9/9/2024	1,566,000	1,480,818
Credit Suisse Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%)	#	6/5/2026	529,000	455,872
Credit Suisse Group AG (Switzerland)†(b)	2.593% (SOFR + 1.56%)	#	9/11/2025	2,557,000	2,317,806
Credit Suisse Group AG (Switzerland)†(b)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	785,000	773,525
Danske Bank A/S (Denmark)†(b)	1.226% (1 Yr. Treasury CMT + 1.00%)	#	6/22/2024	3,037,000	2,991,388

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(b)	1.621% (1 Yr. Treasury CMT + 1.35%)	#	9/11/2026	$608,000	$545,882
Danske Bank A/S (Denmark)†(b)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	11,328,000	10,773,839
Danske Bank A/S (Denmark)†(b)	4.298% (1 Yr. Treasury CMT + 1.75%)	#	4/1/2028	2,565,000	2,418,428
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	16,478,000	16,434,179
Discover Bank	4.25%		3/13/2026	1,275,000	1,225,019
First-Citizens Bank & Trust Co.	3.929% (3 Mo. Term SOFR + 3.83%)	#	6/19/2024	266,000	264,447
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	2,758,000	2,681,099
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%)	#	10/21/2027	7,434,000	6,515,556
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	2,467,000	2,205,868
Goldman Sachs Group, Inc. (The)	4.223% (3 Mo. LIBOR + 1.30%)	#	5/1/2029	4,000,000	3,747,372
Goldman Sachs Group, Inc. (The)	5.239% (SOFR + .70%)	#	1/24/2025	4,991,000	4,984,761
HSBC Holdings plc (United Kingdom)(b)	0.732% (SOFR + .53%)	#	8/17/2024	1,219,000	1,188,970
HSBC Holdings plc (United Kingdom)(b)	0.976% (SOFR + .71%)	#	5/24/2025	679,000	638,956
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	2,177,000	2,080,855
Huntington National Bank	5.699% (SOFR + 1.22%)	#	11/18/2025	4,314,000	4,322,001
ING Groep NV (Netherlands)(b)	4.70% (USD ICE 5 Yr. Swap rate + 1.94%)	#	3/22/2028	2,626,000	2,622,673
Intesa Sanpaolo SpA (Italy)†(b)	3.25%		9/23/2024	3,928,000	3,743,745
Intesa Sanpaolo SpA (Italy)†(b)	5.017%		6/26/2024	5,928,000	5,728,797
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026	2,102,000	2,013,513
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	2,899,000	2,720,616
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	5,146,000	5,026,795
JPMorgan Chase & Co.	5.495% (SOFR + .92%)	#	2/24/2026	3,765,000	3,772,250
JPMorgan Chase & Co.	5.755% (SOFR + 1.18%)	#	2/24/2028	2,527,000	2,533,181
Lloyds Banking Group plc (United Kingdom)(b)	4.582%		12/10/2025	5,156,000	4,963,027

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(b)	1.201% (SOFR + .69%)	#	10/14/2025	$6,843,000	$6,319,899
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%)	#	1/12/2027	403,000	354,387
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	4.788% (1 Yr. Treasury CMT + 1.70%)	#	7/18/2025	3,660,000	3,611,644
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.063% (1 Yr. Treasury CMT + 1.55%)	#	9/12/2025	3,503,000	3,471,329
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	3,468,000	3,248,741
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	3,835,000	3,668,103
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	3,253,000	3,178,812
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%)	#	4/24/2024	6,575,000	6,555,938
NatWest Markets plc (United Kingdom)†(b)	0.80%		8/12/2024	613,000	571,376
NatWest Markets plc (United Kingdom)†(b)	3.479%		3/22/2025	3,036,000	2,905,190
Popular, Inc.	6.125%		9/14/2023	194,000	193,241
Royal Bank of Canada (Canada)(b)	4.875%		1/12/2026	2,834,000	2,809,591
Royal Bank of Canada (Canada)(b)	6.00%		11/1/2027	1,989,000	2,047,857
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	2,232,000	1,945,086
Santander UK Group Holdings plc (United Kingdom)(b)	1.089% (SOFR + .79%)	#	3/15/2025	1,913,000	1,812,763
Santander UK Group Holdings plc (United Kingdom)(b)	2.469% (SOFR + 1.22%)	#	1/11/2028	1,488,000	1,303,791
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%		9/15/2025	3,337,000	3,207,142
Santander UK Group Holdings plc (United Kingdom)(b)	4.796% (3 Mo. LIBOR + 1.57%)	#	11/15/2024	5,776,000	5,719,316
Societe Generale SA (France)†(b)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	1,992,000	1,852,596
Standard Chartered plc (United Kingdom)†(b)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	2,093,000	2,008,624
Standard Chartered plc (United Kingdom)†(b)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	200,000	190,488

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Standard Chartered plc (United Kingdom)†(b)	2.819% (3 Mo. LIBOR + 1.21%)	#	1/30/2026	$2,530,000	$2,383,576
Standard Chartered plc (United Kingdom)†(b)	3.785% (3 Mo. LIBOR + 1.56%)	#	5/21/2025	1,940,000	1,892,320
Standard Chartered plc (United Kingdom)†(b)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	2,377,000	2,374,925
Standard Chartered plc (United Kingdom)†(b)	5.20%		1/26/2024	3,559,000	3,543,285
Svenska Handelsbanken AB (Sweden)†(b)	3.65%		6/10/2025	4,136,000	3,980,843
UBS AG (Switzerland)(b)	5.125%		5/15/2024	18,374,000	18,212,309
UBS Group AG (Switzerland)†(b)	4.488% (1 Yr. Treasury CMT + 1.55%)	#	5/12/2026	1,756,000	1,712,648
UniCredit SpA (Italy)†(b)	2.569% (1 Yr. Treasury CMT + 2.30%)	#	9/22/2026	2,520,000	2,274,718
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	8,170,000	8,306,448
US Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	2,554,000	2,484,910
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	5,134,000	5,001,175
Total					364,308,447

Beverages 0.10%
Constellation Brands, Inc.	3.60%		2/15/2028	2,264,000	2,099,044

Biotechnology 0.65%
Amgen, Inc.(c)	5.15%		3/2/2028	3,293,000	3,280,985
Amgen, Inc.(c)	5.25%		3/2/2025	3,098,000	3,091,647
Amgen, Inc.(c)	5.507%		3/2/2026	3,293,000	3,286,754
Illumina, Inc.	5.75%		12/13/2027	1,901,000	1,915,261
Illumina, Inc.	5.80%		12/12/2025	1,878,000	1,895,129
Total					13,469,776

Chemicals 0.72%
Celanese US Holdings LLC	5.90%		7/5/2024	8,845,000	8,838,319
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,984,000	2,644,151
Orbia Advance Corp. SAB de CV (Mexico)†(b)	1.875%		5/11/2026	3,810,000	3,337,598
Total					14,820,068

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.65%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.375%		7/24/2024	$1,400,000	$1,275,050
Global Payments, Inc.	2.65%		2/15/2025	827,000	780,487
Sabre GLBL, Inc.†	7.375%		9/1/2025	2,870,000	2,690,042
Triton Container International Ltd.†	0.80%		8/1/2023	3,076,000	2,997,324
Triton Container International Ltd.†	1.15%		6/7/2024	2,518,000	2,347,882
Triton Container International Ltd.†	2.05%		4/15/2026	3,872,000	3,388,444
Total					13,479,229

Computers 0.22%
Dell International LLC/EMC Corp.	6.02%		6/15/2026	4,556,000	4,613,630

Diversified Financial Services 4.62%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	1,596,000	1,483,098
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.15%		2/15/2024	1,224,000	1,194,193
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.50%		9/15/2023	1,392,000	1,382,686
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	4,400,000	4,358,220
Air Lease Corp.	3.00%		9/15/2023	2,000,000	1,974,493
Air Lease Corp.	4.25%		2/1/2024	325,000	320,521
Aircastle Ltd.	4.40%		9/25/2023	2,715,000	2,693,512
Aircastle Ltd.	5.00%		4/1/2023	1,840,000	1,837,412
Aircastle Ltd.†	5.25%		8/11/2025	6,323,000	6,169,857
Ally Financial, Inc.	1.45%		10/2/2023	2,223,000	2,167,167
Ally Financial, Inc.	3.875%		5/21/2024	5,389,000	5,279,144
Ally Financial, Inc.	5.75%		11/20/2025	5,002,000	4,900,418
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	305,819
Aviation Capital Group LLC†	3.875%		5/1/2023	9,000,000	8,963,800
Aviation Capital Group LLC†	4.375%		1/30/2024	1,000,000	983,139
Aviation Capital Group LLC†	5.50%		12/15/2024	2,287,000	2,258,392
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	2,247,000	2,086,696
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	6,298,000	6,277,367
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	1,754,000	1,726,888
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	3,613,000	3,352,666
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	3,486,000	3,266,650
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	2,893,000	2,829,225
Navient Corp.	5.875%		10/25/2024	5,921,000	5,762,051

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (contined)
Navient Corp.	6.125%		3/25/2024	$3,263,000	$3,242,345
Navient Corp.	6.75%		6/25/2025	729,000	719,523
Navient Corp.	7.25%		9/25/2023	2,000,000	2,007,790
Nuveen Finance LLC†	4.125%		11/1/2024	3,335,000	3,252,423
OneMain Finance Corp.	6.125%		3/15/2024	3,996,000	3,944,275
OneMain Finance Corp.	8.25%		10/1/2023	1,233,000	1,243,358
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	4,399,000	4,395,407
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	5,000,000	4,942,188
Total					95,320,723

Electric 3.54%
AES Corp. (The)†	3.30%		7/15/2025	4,791,000	4,503,943
Alexander Funding Trust†	1.841%		11/15/2023	2,465,000	2,382,143
American Electric Power Co., Inc.	2.031%		3/15/2024	1,223,000	1,178,358
American Electric Power Co., Inc.	5.75%		11/1/2027	1,690,000	1,729,574
Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%		5/1/2023	2,235,000	2,228,262
Calpine Corp.†	5.25%		6/1/2026	1,182,000	1,134,254
CenterPoint Energy, Inc.	5.226% (SOFR Index + .65%)	#	5/13/2024	4,038,000	4,019,328
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	2,650,000	2,639,737
Comision Federal de Electricidad (Mexico)(b)	4.75%		2/23/2027	1,025,000	976,154
Duke Energy Corp.	2.65%		9/1/2026	1,650,000	1,508,022
Duke Energy Corp.	5.00%		12/8/2025	1,018,000	1,011,966
Duke Energy Corp.	5.00%		12/8/2027	916,000	909,642
Eskom Holdings SOC Ltd. (South Africa)†(b)	7.125%		2/11/2025	835,000	822,216
Fells Point Funding Trust†	3.046%		1/31/2027	4,277,000	3,899,791
Florida Power & Light Co.	5.05%		4/1/2028	898,000	896,833
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,500,000	1,449,700
Israel Electric Corp. Ltd. (Israel)†(b)	6.875%		6/21/2023	1,240,000	1,244,362
Jersey Central Power & Light Co.†	4.70%		4/1/2024	5,530,000	5,460,772
Monongahela Power Co.†	4.10%		4/15/2024	4,000,000	3,927,155
NextEra Energy Capital Holdings, Inc.(c)	6.051%		3/1/2025	2,056,000	2,069,618
Niagara Mohawk Power Corp.†	3.508%		10/1/2024	2,337,000	2,253,591
NRG Energy, Inc.†	3.75%		6/15/2024	4,197,000	4,067,175
Pacific Gas and Electric Co.	3.15%		1/1/2026	4,190,729	3,890,108
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	1,877,000	1,921,041
Puget Energy, Inc.	3.65%		5/15/2025	4,587,000	4,343,613
Southern Co. (The)	5.113%		8/1/2027	2,244,000	2,217,994
Trans-Allegheny Interstate Line Co.†	3.85%		6/1/2025	2,520,000	2,419,227
Vistra Operations Co. LLC†	3.55%		7/15/2024	3,863,000	3,710,342
Vistra Operations Co. LLC†	4.875%		5/13/2024	4,211,000	4,131,665
Total					72,946,586

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electrical Components & Equipment 0.18%
Regal Rexnord Corp.†	6.05%		2/15/2026	$1,497,000	$1,485,783
Regal Rexnord Corp.†	6.05%		4/15/2028	2,206,000	2,158,171
Total					3,643,954

Energy-Alternate Sources 0.15%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026	2,685,000	2,520,490
Greenko Dutch BV (Netherlands)†(b)	3.85%		3/29/2026	590,190	522,436
Total					3,042,926

Entertainment 0.11%
Warnermedia Holdings, Inc.†	3.428%		3/15/2024	2,337,000	2,281,494

Forest Products & Paper 0.05%
Suzano Austria GmbH (Brazil)†(b)	5.75%		7/14/2026	984,000	987,523

Gas 0.54%
Brooklyn Union Gas Co. (The)†	4.632%		8/5/2027	3,505,000	3,355,281
CenterPoint Energy Resources Corp.	5.279% (3 Mo. LIBOR + .50%)	#	3/2/2023	1,612,000	1,612,000
Centrica plc (United Kingdom)†(b)	4.00%		10/16/2023	2,450,000	2,426,546
ONE Gas, Inc.	1.10%		3/11/2024	1,737,000	1,661,531
Southwest Gas Corp.	5.80%		12/1/2027	2,002,000	2,045,143
Total					11,100,501

Health Care-Products 0.12%
GE HealthCare Technologies, Inc.†	5.60%		11/15/2025	2,500,000	2,505,110

Health Care-Services 0.70%
Centene Corp.	2.45%		7/15/2028	2,880,000	2,421,043
Centene Corp.	4.25%		12/15/2027	6,076,000	5,619,996
HCA, Inc.	5.25%		4/15/2025	3,416,000	3,383,689
HCA, Inc.	5.25%		6/15/2026	610,000	600,804
HCA, Inc.	5.375%		2/1/2025	611,000	605,510
Humana, Inc.	5.75%		3/1/2028	1,698,000	1,730,102
Total					14,361,144

Home Builders 0.22%
Lennar Corp.	4.875%		12/15/2023	66,000	65,594
Toll Brothers Finance Corp.	4.375%		4/15/2023	615,000	613,958
Toll Brothers Finance Corp.	4.875%		11/15/2025	3,897,000	3,846,865
Total					4,526,417

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Housewares 0.11%
Newell Brands, Inc.	4.45%	4/1/2026	$2,302,000	$2,178,924

Insurance 1.06%
Aon Corp.	8.205%	1/1/2027	1,183,000	1,249,183
CNO Financial Group, Inc.	5.25%	5/30/2025	1,500,000	1,479,845
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,156,090
Equitable Financial Life Global Funding†	5.45%	3/3/2028	2,416,000	2,413,173
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	1,438,000	1,439,568
F&G Global Funding†	0.90%	9/20/2024	1,368,000	1,260,498
F&G Global Funding†	1.75%	6/30/2026	1,080,000	957,219
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,289,715
GA Global Funding Trust†	0.80%	9/13/2024	1,032,000	950,593
GA Global Funding Trust†	3.85%	4/11/2025	3,993,000	3,813,344
Jackson National Life Global Funding†	1.75%	1/12/2025	1,966,000	1,821,074
Kemper Corp.	4.35%	2/15/2025	2,101,000	2,049,099
Total				21,879,401

Internet 0.65%
Amazon.com, Inc.	4.55%	12/1/2027	4,976,000	4,921,967
Netflix, Inc.†	3.625%	6/15/2025	1,025,000	983,334
Netflix, Inc.	4.375%	11/15/2026	4,000,000	3,861,940
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	4,000,000	3,559,855
Total				13,327,096

Iron-Steel 0.10%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	2,230,000	2,146,419

Lodging 0.44%
Hyatt Hotels Corp.	1.30%	10/1/2023	6,396,000	6,251,310
Travel + Leisure Co.	3.90%	3/1/2023	1,920,000	1,920,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	965,000	962,988
Total				9,134,298

Machinery-Diversified 0.28%
Granite US Holdings Corp.†	11.00%	10/1/2027	1,856,000	1,958,080
Westinghouse Air Brake Technologies Corp.	4.375%	8/15/2023	1,937,000	1,924,231
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	2,004,000	1,975,061
Total				5,857,372

Media 0.09%
FactSet Research Systems, Inc.	2.90%	3/1/2027	2,005,000	1,848,604

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 1.52%
Alcoa Nederland Holding BV (Netherlands)†(b)	5.50%	12/15/2027	$1,007,000	$976,790
Alcoa Nederland Holding BV (Netherlands)†(b)	6.125%	5/15/2028	3,513,000	3,458,451
Anglo American Capital plc (United Kingdom)†(b)	3.625%	9/11/2024	4,500,000	4,350,092
First Quantum Minerals Ltd. (Canada)†(b)	7.50%	4/1/2025	3,448,000	3,347,821
Freeport Indonesia PT (Indonesia)†(b)	4.763%	4/14/2027	2,132,000	2,056,436
Glencore Funding LLC†	1.625%	4/27/2026	670,000	594,990
Glencore Funding LLC†	4.00%	4/16/2025	1,567,000	1,521,676
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,042,093
Glencore Funding LLC†	4.125%	5/30/2023	4,134,000	4,120,612
Glencore Funding LLC†	4.125%	3/12/2024	4,797,000	4,725,101
Glencore Funding LLC†	4.625%	4/29/2024	5,200,000	5,131,477
Total				31,325,539

Oil & Gas 4.21%
Aker BP ASA (Norway)†(b)	2.00%	7/15/2026	3,429,000	3,043,285
Chord Energy Corp.†	6.375%	6/1/2026	2,978,000	2,875,274
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	3,863,704
Continental Resources, Inc.	3.80%	6/1/2024	7,356,000	7,181,397
Continental Resources, Inc.	4.375%	1/15/2028	5,076,000	4,706,221
Continental Resources, Inc.	4.50%	4/15/2023	4,718,000	4,710,435
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	4,017,000	3,880,683
Devon Energy Corp.	5.25%	10/15/2027	5,729,000	5,666,374
Devon Energy Corp.	5.875%	6/15/2028	7,055,000	7,102,665
Devon Energy Corp.	8.25%	8/1/2023	5,532,000	5,572,124
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	405,000	391,200
Eni SpA (Italy)†(b)	4.00%	9/12/2023	660,000	653,539
EQT Corp.	3.90%	10/1/2027	3,000,000	2,746,380
EQT Corp.	6.125%	2/1/2025	7,455,000	7,473,451
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	2,359,000	2,261,302
Matador Resources Co.	5.875%	9/15/2026	3,267,000	3,153,576
OGX Austria GmbH (Brazil)†(b)(d)	8.50%	6/1/2018	225,000	5
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	1,930,000	1,767,375
PDC Energy, Inc.	5.75%	5/15/2026	2,443,000	2,336,390
PDC Energy, Inc.	6.125%	9/15/2024	241,000	238,977
Petroleos Mexicanos (Mexico)(b)	6.875%	8/4/2026	5,338,000	5,104,138
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	2,719,000	2,891,398
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%	8/15/2025	3,500,000	3,127,310
Viper Energy Partners LP†	5.375%	11/1/2027	2,857,000	2,719,207
Vital Energy, Inc.	9.50%	1/15/2025	3,251,000	3,280,373
Total				86,746,783

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.01%
Weatherford International Ltd.†	11.00%		12/1/2024	$276,000	$283,259

Pharmaceuticals 0.57%
Bayer US Finance II LLC†	3.875%		12/15/2023	4,207,000	4,151,114
Bayer US Finance II LLC†	4.25%		12/15/2025	3,750,000	3,628,581
Bayer US Finance II LLC†	5.779% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	1,325,000	1,328,608
CVS Health Corp.	4.30%		3/25/2028	2,655,000	2,539,135
Total					11,647,438

Pipelines 1.31%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	7,180,000	7,206,681
DCP Midstream Operating LP	5.375%		7/15/2025	1,361,000	1,345,697
ONEOK, Inc.	7.50%		9/1/2023	672,000	675,163
Plains All American Pipeline LP/PAA Finance Corp.	3.60%		11/1/2024	2,120,000	2,052,132
Plains All American Pipeline LP/PAA Finance Corp.	3.85%		10/15/2023	2,036,000	2,014,716
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	3,218,000	3,217,784
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	4,500,000	4,529,182
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	5,879,000	5,950,342
Total					26,991,697

Real Estate 0.19%
American Tower Corp.	3.60%		1/15/2028	4,211,000	3,856,811

REITS 1.64%
American Tower Corp.	3.65%		3/15/2027	3,421,000	3,187,002
American Tower Corp.	5.50%		3/15/2028	2,153,000	2,146,412
Crown Castle, Inc.	5.00%		1/11/2028	1,464,000	1,442,569
EPR Properties	4.50%		6/1/2027	1,256,000	1,118,466
EPR Properties	4.75%		12/15/2026	3,360,000	3,072,239
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	1,275,000	1,249,471
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	1,985,000	1,724,022
Kite Realty Group Trust	4.00%		3/15/2025	1,755,000	1,664,346
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	6,577,000	6,218,804
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	2,599,000	2,355,869
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	2,277,000	2,262,940
Vornado Realty LP	3.50%		1/15/2025	2,484,000	2,343,769
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%		9/17/2024	5,314,000	5,069,944
Total					33,855,853

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.08%
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026	$1,881,000	$1,728,470

Semiconductors 0.70%
Intel Corp.	4.875%	2/10/2026	1,340,000	1,327,438
Intel Corp.	4.875%	2/10/2028	1,173,000	1,156,268
Microchip Technology, Inc.	0.972%	2/15/2024	4,530,000	4,330,270
Microchip Technology, Inc.	2.67%	9/1/2023	1,525,000	1,501,911
Microchip Technology, Inc.	4.333%	6/1/2023	4,111,000	4,098,024
Qorvo, Inc.†	1.75%	12/15/2024	1,840,000	1,706,940
SK Hynix, Inc. (South Korea)†(b)	1.50%	1/19/2026	316,000	276,805
Total				14,397,656

Software 0.25%
Oracle Corp.	2.30%	3/25/2028	4,358,000	3,784,062
Oracle Corp.	2.50%	4/1/2025	977,000	921,424
Take-Two Interactive Software, Inc.	3.55%	4/14/2025	455,000	436,982
Total				5,142,468

Telecommunications 0.43%
Altice France SA (France)†(b)	8.125%	2/1/2027	6,080,000	5,690,272
T-Mobile USA, Inc.	3.75%	4/15/2027	1,559,000	1,466,287
Verizon Communications, Inc.	2.10%	3/22/2028	1,894,000	1,635,433
Total				8,791,992

Transportation 0.06%
Pelabuhan Indonesia Persero PT (Indonesia)†(b)	4.50%	5/2/2023	1,220,000	1,217,266

Trucking & Leasing 0.07%
Fortress Transportation and Infrastructure Investors LLC†	6.50%	10/1/2025	1,577,000	1,539,984
Total Corporate Bonds (cost $1,038,582,764)				989,683,850

FLOATING RATE LOANS(e) 2.65%

Chemicals 0.03%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.306% (3 Mo. LIBOR + 1.25%)	2/1/2024	495,689	494,450

Commercial Services 0.45%
Moneygram International, Inc 2021 Term Loan B	9.135% (1 Mo. LIBOR + 4.50%)	7/21/2026	9,243,789	9,232,234

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.33%
Cowen Inc Term Loan B	7.433% (6 Mo. LIBOR + 3.25%)	3/24/2028	$6,805,935	$6,809,134

Entertainment 0.33%
Churchill Downs Incorporated 2017 Term Loan B	6.64% (1 Mo. LIBOR + 2.00%)	12/27/2024	6,805,056	6,808,255

Health Care Services 0.08%
Humana Inc. Delayed Draw Term Loan	5.885% (1 Mo. LIBOR + 1.25%)	5/28/2024	1,722,914	1,721,837

Lodging 0.21%
Resorts World Las Vegas LLC Term Loan A	6.14% (1 Mo. LIBOR + 1.50%)	4/16/2024	4,400,000	4,378,000

Media 0.74%
Charter Communications Operating, LLC 2019 Term Loan B1	6.368% (1 Mo. LIBOR + 1.75%)	4/30/2025	15,286,135	15,287,129

Pipelines 0.07%
Buckeye Partners, L.P. 2021 Term Loan B	6.816% (1 Mo. LIBOR + 2.25%)	11/1/2026	1,332,812	1,333,225

Real Estate Investment Trusts 0.32%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	5.75% (1 Mo. LIBOR + 1.13%)	12/8/2023	4,455,475	4,438,767
Invitation Homes Operating Partnership LP 2020 Term Loan A	5.635% (3 Mo. LIBOR + 1.00%)	1/31/2025	2,245,570	2,206,272
Total				6,645,039

Software 0.09%
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	8.64% (1 Mo. LIBOR + 4.00%)	4/26/2024	1,880,484	1,879,637

Transportation 0.00%
XPO Logistics, Inc. 2018 Term Loan B	6.33% (1 Mo. LIBOR + 1.75%)	2/24/2025	77,225	77,191
Total Floating Rate Loans (cost $54,661,595)				54,666,131

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.155%	#(f)	11/25/2026	$13,767,587	$80,918
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.115%	#(f)	2/25/2032	1,221,012	95,660
Government National Mortgage Assoc. 2013-193 IO	0.178%	#(f)	1/16/2055	23,295	1,625
Government National Mortgage Assoc. 2014-112 A	3.00%	#(f)	1/16/2048	139,825	125,890
Government National Mortgage Assoc. 2014-15 IO	0.595%	#(f)	8/16/2054	4,919	3,705	(g)
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	17,864	17,448
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $374,688)					325,246

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.07%
Federal Home Loan Mortgage Corp.	2.826% (12 Mo. LIBOR + 1.66%)	#	2/1/2038	95,933	96,576
Federal Home Loan Mortgage Corp.	3.436% (12 Mo. LIBOR + 1.71%)	#	4/1/2037	22,819	23,065
Federal Home Loan Mortgage Corp.	3.80% (12 Mo. LIBOR + 1.79%)	#	5/1/2036	20,579	20,791
Federal Home Loan Mortgage Corp.	3.852% (12 Mo. LIBOR + 1.81%)	#	10/1/2038	15,347	15,572
Federal Home Loan Mortgage Corp.	3.873% (12 Mo. LIBOR + 1.92%)	#	9/1/2036	63,571	64,645
Federal Home Loan Mortgage Corp.	3.89% (12 Mo. LIBOR + 1.64%)	#	11/1/2043	146,578	145,380
Federal Home Loan Mortgage Corp.	3.915% (12 Mo. LIBOR + 1.79%)	#	12/1/2036	54,179	55,054
Federal Home Loan Mortgage Corp.	4.207% (12 Mo. LIBOR + 1.96%)	#	2/1/2037	61,572	62,718
Federal National Mortgage Assoc.	3.011% (12 Mo. LIBOR + 1.90%)	#	12/1/2038	23,264	23,800
Federal National Mortgage Assoc.	3.361% (12 Mo. LIBOR + 1.57%)	#	6/1/2038	56,218	56,624
Federal National Mortgage Assoc.	3.481% (12 Mo. LIBOR + 1.53%)	#	3/1/2039	39,676	40,022
Federal National Mortgage Assoc.	3.487% (12 Mo. LIBOR + 1.62%)	#	8/1/2037	5,522	5,583
Federal National Mortgage Assoc.	3.627% (12 Mo. LIBOR + 1.63%)	#	9/1/2038	47,460	48,228
Federal National Mortgage Assoc.	3.636% (12 Mo. LIBOR + 1.66%)	#	8/1/2038	11,385	11,443

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.697% (12 Mo. LIBOR + 1.52%)	#	10/1/2035	$67,707	$68,683
Federal National Mortgage Assoc.	3.771% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	242,991	247,312
Federal National Mortgage Assoc.	3.829% (1 Yr. Treasury CMT + 2.21%)	#	1/1/2038	37,020	37,725
Federal National Mortgage Assoc.	3.877% (12 Mo. LIBOR + 1.81%)	#	4/1/2040	27,139	27,551
Federal National Mortgage Assoc.	4.054% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	14,120	14,421
Federal National Mortgage Assoc.	4.062% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	25,297	25,706
Federal National Mortgage Assoc.	4.067% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	56,849	57,869
Federal National Mortgage Assoc.	4.346% (1 Yr. Treasury CMT + 2.24%)	#	3/1/2038	3,597	3,580
Federal National Mortgage Assoc.	5.524% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	41,271	42,581
Federal National Mortgage Assoc.	6.429% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	201,966	207,338
Federal National Mortgage Assoc.	6.528% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	71,036	72,991
Total Government Sponsored Enterprises Pass-Throughs (cost $1,505,812)					1,475,258

MUNICIPAL BONDS 0.01%

Miscellaneous
State of Illinois GO (cost $319,591)	4.95%		6/1/2023	318,818	318,383

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.76%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(f)	12/25/2059	101,618	95,874
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(f)	5/25/2065	150,674	131,982
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(f)	9/25/2066	18,714	15,148
Atrium Hotel Portfolio Trust 2017-ATRM B†	6.338% (1 Mo. LIBOR + 1.50%)	#	12/15/2036	842,000	811,578
Atrium Hotel Portfolio Trust 2018-ATRM B†	6.018% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	907,000	874,370

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust 2018-TALL A†	5.31% (1 Mo. LIBOR + .72%)	#	3/15/2037	$3,400,000	$3,173,541
BBCMS Mortgage Trust 2018-TALL C†	5.709% (1 Mo. LIBOR + 1.12%)	#	3/15/2037	3,350,000	2,762,173
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	178,321	165,694
BB-UBS Trust 2012-TFT B†	3.559%	#(f)	6/5/2030	2,149,000	1,954,935
BB-UBS Trust 2012-TFT C†	3.559%	#(f)	6/5/2030	3,000,000	2,532,318
BFLD 2019-DPLO A†	5.678% (1 Mo. LIBOR + 1.09%)	#	10/15/2034	2,780,000	2,753,884
BHMS 2018-ATLS A†	5.838% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	2,639,902	2,593,918
BHMS 2018-ATLS C†	6.488% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	12,254,000	11,794,791
BHMS 2018-ATLS D†	6.838% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	8,630,000	8,136,323
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(f)	3/10/2033	47,800,000	329,849
BWAY Mortgage Trust 2015-1740 C†	3.342%		1/10/2035	3,350,000	2,918,420
BX 2021-MFM1 A†	5.377% (1 Mo. LIBOR + .70%)	#	1/15/2034	126,594	124,728
BX Commercial Mortgage Trust 2019-IMC A†	5.588% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	5,880,895	5,781,219
BX Commercial Mortgage Trust 2019-IMC B†	5.888% (1 Mo. LIBOR + 1.30%)	#	4/15/2034	7,950,000	7,737,481
BXHPP Trust 2021-FILM A†	5.238% (1 Mo. LIBOR + .65%)	#	8/15/2036	10,000,000	9,485,966
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.606%	#(f)	5/10/2058	857,895	32,172
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.092%	#(f)	11/10/2049	2,592,826	79,115
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.66%	#(f)	12/10/2054	3,428,993	71,097
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.21%	#(f)	7/10/2047	3,452,000	9,220
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.335%	#(f)	6/10/2048	5,420,196	36,096
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(f)	8/25/2066	5,594,688	4,451,890
Commercial Mortgage Pass-Through Certificates 2012-CR1 B	4.612%		5/15/2045	1,362,879	1,313,134
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617,000	539,006

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.182%	#(f)	10/15/2045	$989,797	$95
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,020,473	895,655
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.063%	#(f)	3/10/2046	1,522,265	134
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.222%	#(f)	6/10/2046	5,180,437	105
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	19,764	19,677
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.93%	#(f)	8/10/2047	2,091,776	20,110
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA IO	1.366%	#(f)	8/10/2049	791,287	26,816
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.178%	#(f)	12/15/2049	20,135,000	157,828
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	59,020	57,824
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1 IO†	0.54%	#(f)	9/15/2037	39,135,267	415,687
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	5.538% (1 Mo. LIBOR + .95%)	#	12/15/2030	502,000	477,634
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	5.988%(1 Mo. LIBOR + 1.40%)	#	7/15/2038	6,130,000	5,828,519
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(f)	3/25/2056	525,959	420,616
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(f)	5/25/2065	2,231,553	1,888,229
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(f)	4/25/2066	835,986	682,310
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM6 A1†	1.174%	#(f)	7/25/2066	3,647,049	2,920,733
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A3†	2.064%	#(f)	10/25/2066	899,764	728,461
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(f)	11/25/2066	4,807,911	4,175,954
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#(f)	6/15/2057	82,732,000	105,006
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.936%	#(f)	11/15/2049	4,121,254	100,672

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust 2020-AFC1 A1†	2.24%	#(f)	2/25/2050	$308,194	$285,060
DBGS Mortgage Trust 2021-W52 A†	5.983% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	4,750,000	4,534,633
DBGS Mortgage Trust 2021-W52 C†	6.888% (1 Mo. LIBOR + 2.30%)	#	10/15/2036	9,905,000	9,055,582
DBJPM Mortgage Trust 2016-C3 XA IO	1.424%	#(f)	8/10/2049	9,091,369	337,733
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	200,785	186,637
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(f)	6/10/2034	401,570	3,006
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(f)	12/10/2036	61,529,000	114,047
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(f)	2/25/2066	91,033	74,456
Freddie Mac STACR REMIC Trust 2021-DNA5 M2†	6.134% (1 Mo. SOFR + 1.65%)	#	1/25/2034	3,336,774	3,324,111
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	5.334% (1 Mo. SOFR + .85%)	#	9/25/2041	2,506,879	2,417,678
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	5.434% (1 Mo. SOFR + .95%)	#	12/25/2041	11,636,470	11,270,953
Great Wolf Trust 2019-WOLF B†	6.01% (1 Mo. Term SOFR + 1.33%)	#	12/15/2036	7,355,000	7,224,306
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159,000	1,084,797
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060,000	961,131
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	222,458	216,054
GS Mortgage Securities Corp. Trust 2018-RIVR A†	5.538% (1 Mo. LIBOR + .95%)	#	7/15/2035	2,355,942	2,197,587
GS Mortgage Securities Corp. Trust 2019-70P B†	5.908% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	1,245,442	1,181,830
GS Mortgage Securities Corp. Trust 2021-RENT B†	5.691% (1 Mo. LIBOR + 1.10%)	#	11/21/2035	15,856,709	14,864,269
GS Mortgage Securities Corp. Trust 2021-ROSS A†	5.738% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	5,000,000	4,733,996
GS Mortgage Securities Corp. Trust 2021-ROSS H†	10.488% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	560,000	446,894

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(f)	6/10/2046	$3,450,000	$3,425,987
GS Mortgage Securities Trust 2013-GC12 XA IO	1.109%	#(f)	6/10/2046	6,889,192	671
GS Mortgage Securities Trust 2015-GS1 XA IO	0.757%	#(f)	11/10/2048	1,015,693	17,466
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974,000	919,617
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629,000	626,930
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469,000	466,520
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618,000	576,235	(g)
HONO Mortgage Trust 2021-LULU A†	5.738% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	13,950,000	13,532,167
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200,000	994,583
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(f)	8/5/2034	559,000	406,377
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(f)	5/15/2048	1,532,000	1,486,072
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	7.088% (1 Mo. LIBOR + 2.50%)	#	12/15/2036	5,800,000	4,391,023
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	9,500,000	8,417,000
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON XA IO†	0.485%	#(f)	7/5/2031	129,394,000	125,706
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON XB IO†	0.154%	#(f)	7/5/2031	50,413,000	19,822
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	4,459,070	3,482,905
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.353%	#(f)	7/15/2045	2,902,126	80
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.254%	#(f)	4/15/2046	729,842	73
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.859%	#(f)	11/15/2047	2,351,099	21,953
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000,000	2,187,500
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(f)	6/10/2027	2,906,000	3,688
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(f)	6/10/2027	1,292,000	326
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.565%	#(f)	5/15/2048	1,359,800	13,687
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.579%	#(f)	12/15/2049	3,278,674	54,174
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.854%	#(f)	9/6/2038	4,340,000	3,864,420
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	0.987%	#(f)	9/15/2050	7,480,685	231,524

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	6.038% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	$658,000	$596,961
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	6.738% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	449,000	407,162
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	7.138% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	332,000	298,943
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XBFX†	0.377%	#(f)	7/5/2033	95,152,000	51,800
KIND Trust 2021-KIND A†	5.538% (1 Mo. LIBOR + .95%)	#	8/15/2038	6,066,158	5,804,223
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.696%	#(f)	3/10/2049	854,610	16,402
LSTAR Commercial Mortgage Trust 2016-4 XB XB IO†	0.65%	#(f)	3/10/2049	19,753,000	317,498
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	1,556,260	1,555,354
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,032,665	1,668,321
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.548%	#(f)	7/15/2050	5,330,581	52,171
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.274%	#(f)	11/15/2049	4,047,382	140,652
Morgan Stanley Capital I Trust 2014-150E A†	3.912%		9/9/2032	11,430,000	10,091,986
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.44%	#(f)	8/15/2049	3,500,897	136,471
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	174,026	164,681
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(f)	1/26/2060	124,353	113,314
One New York Plaza Trust 2020-1NYP A†	5.538% (1 Mo. LIBOR + .95%)	#	1/15/2036	5,000,000	4,779,512
One New York Plaza Trust 2020-1NYP AJ†	5.838% (1 Mo. LIBOR + 1.25%)	#	1/15/2036	3,250,000	3,075,276
PFP Ltd. 2021-7 A†	5.438% (1 Mo. LIBOR + .85%)	#	4/14/2038	768,386	759,741
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(f)	1/26/2060	62,897	59,976
SLIDE 2018-FUN XCP†	0.976%	#(f)	12/15/2020	32,637,280	326
Starwood Mortgage Residential Trust 2020-1 A1 IO†	2.275%	#(f)	2/25/2050	23,287	22,227
Starwood Mortgage Residential Trust 2021-2 A1 IO†	0.943%	#(f)	5/25/2065	1,368,965	1,266,711
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	272	260

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(f)	3/10/2046	$397,700	$390,933
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	0.969%	#(f)	4/10/2046	4,324,218	362
VASA Trust 2021-VASA B†	5.838% (1 Mo. LIBOR + 1.25%)	#	7/15/2039	6,000,000	5,571,849
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	92,313	87,518
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	156,957	144,255
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	145,338	132,338
Verus Securitization Trust 2021-1 A1†	0.815%	#(f)	1/25/2066	313,532	261,755
Verus Securitization Trust 2021-5 A1†	1.013%	#(f)	9/25/2066	2,993,997	2,414,863
Verus Securitization Trust 2021-R2 A1†	0.918%	#(f)	2/25/2064	524,454	462,472
Verus Securitization Trust 2021-R3 A1†	1.02%	#(f)	4/25/2064	782,707	700,695
Waikiki Beach Hotel Trust 2019-WBM D†	6.618% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	1,100,000	1,057,745
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.591%	#(f)	6/15/2048	3,151,112	35,729
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.014%	#(f)	6/15/2048	58,000,000	66,874
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.715%	#(f)	8/15/2049	1,615,506	72,368
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	0.977%	#(f)	10/15/2049	7,056,835	209,912
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.034%	#(f)	5/15/2045	3,323,943	284
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.643%	#(f)	8/15/2047	15,000,000	140,160
Total Non-Agency Commercial Mortgage-Backed Securities (cost $266,916,612)					242,539,333

U.S. TREASURY OBLIGATIONS 1.70%
U.S. Treasury Inflation Indexed Note(h) (cost $35,301,558)	1.625%		10/15/2027	35,071,050	35,068,459
Total Long-Term Investments (cost $1,943,786,738)					1,850,373,093

SHORT-TERM INVESTMENTS 4.42%

COMMERCIAL PAPER 1.83%

Pipelines 1.83%
Energy Transfer LP	5.324%		3/1/2023	12,000,000	12,000,000
Targa Resources Corp.	5.374%		3/1/2023	25,809,000	25,809,000
Total Commercial Paper (cost $37,809,000)					37,809,000

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 2.36%
U.S. Treasury Bill	Zero Coupon	3/7/2023	$23,824,000	$23,806,488
U.S. Treasury Bill	Zero Coupon	4/11/2023	25,000,000	24,869,491
Total U.S. Treasury Obligations (cost $48,675,204)				48,675,979

REPURCHASE AGREEMENTS 0.23%
Repurchase Agreement dated 2/28/2023, 4.500 due 3/1/2023, with Barclays Bank plc collateralized by $3,212,000 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $3,059,189; proceeds: $2,999,205 (cost $2,999,205)			2,999,205	2,999,205
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023, with Fixed Income Clearing Corp. collateralized by $1,705,200 of U.S. Treasury Note at 2.000% due 4/30/2024; value: $1,656,156; proceeds: $1,623,779 (cost $1,623,680)			1,623,680	1,623,680
Total Repurchase Agreements (cost $4,622,885)				4,622,885
Total Short-Term Investments (cost $91,107,089)				91,107,864
Total Investments in Securities 94.14% (cost $2,034,893,827)				1,941,480,957
Other Assets and Liabilities – Net(i) 5.86%				120,825,366
Net Assets 100.00%				$2,062,306,323

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $1,099,096,358, which represents 53.29% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Centrally Cleared Interest Rate Swap Contracts at February 28, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$18,026

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	3-Month USD FedFunds Index	0.184%	10/21/2025	$165,637	$(17,966)

SOFR Secured Overnight Financing Rate.

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	0.760%	CPI Urban Consumer NSA	3/31/2025	$15,000,000	$2,492,184
Bank of America	0.903%	CPI Urban Consumer NSA	4/7/2025	15,000,000	2,394,758
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	1,216,600
Bank of America	1.888%	CPI Urban Consumer NSA	10/2/2029	5,000,000	734,047
Bank of America	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	736,600
Bank of America	1.953%	CPI Urban Consumer NSA	10/15/2029	7,000,000	984,808
Bank of America	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	693,719
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	1,328,057
Bank of America	1.980%	CPI Urban Consumer NSA	10/14/2029	5,000,000	692,639
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	1,247,308
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	632,546
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	631,247
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	594,252

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	$15,000,000	$1,862,150
Bank of America	2.255%	CPI Urban Consumer NSA	1/27/2024	50,000,000	289,202
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,048,952
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	980,801
Bank of America	2.295%	CPI Urban Consumer NSA	1/15/2046	5,000,000	584,852
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	960,416
Bank of America	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	846,601
Bank of America	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	1,056,609
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	908,716
Bank of America	2.343%	CPI Urban Consumer NSA	9/11/2028	10,000,000	909,962
Bank of America	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	466,085
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	903,064
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	917,046
Bank of America	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	893,940
Bank of America	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	980,801
Bank of America	2.365%	CPI Urban Consumer NSA	9/29/2052	31,000,000	840,011
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,275,786
Bank of America	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	486,208
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	873,084
Bank of America	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	1,316,000
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	881,780
Bank of America	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	1,314,072
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	876,741
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	856,952
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	862,544
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	867,563

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	$10,000,000	$871,666
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	427,950
Bank of America	2.410%	CPI Urban Consumer NSA	3/15/2031	5,000,000	502,935
Bank of America	2.410%	CPI Urban Consumer NSA	4/12/2036	5,000,000	498,100
Bank of America	2.425%	CPI Urban Consumer NSA	3/16/2031	20,000,000	1,982,345
Bank of America	2.434%	CPI Urban Consumer NSA	3/23/2031	10,000,000	982,174
Bank of America	2.437%	CPI Urban Consumer NSA	9/7/2037	10,000,000	732,895
Bank of America	2.443%	CPI Urban Consumer NSA	3/26/2036	10,000,000	959,590
Bank of America	2.453%	CPI Urban Consumer NSA	4/19/2036	10,000,000	935,029
Bank of America	2.459%	CPI Urban Consumer NSA	3/29/2033	10,000,000	952,727
Bank of America	2.468%	CPI Urban Consumer NSA	4/28/2031	10,000,000	931,687
Bank of America	2.474%	CPI Urban Consumer NSA	3/22/2031	10,000,000	946,086
Bank of America	2.475%	CPI Urban Consumer NSA	3/19/2031	10,000,000	943,791
Bank of America	2.476%	CPI Urban Consumer NSA	4/27/2031	15,000,000	1,388,300
Bank of America	2.477%	CPI Urban Consumer NSA	6/11/2036	10,000,000	852,360
Bank of America	2.481%	CPI Urban Consumer NSA	8/12/2036	15,000,000	1,099,471
Bank of America	2.483%	CPI Urban Consumer NSA	4/26/2031	10,000,000	920,298
Bank of America	2.484%	CPI Urban Consumer NSA	6/25/2030	20,000,000	1,689,985
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,081,650
Bank of America	2.496%	CPI Urban Consumer NSA	3/31/2031	15,000,000	1,382,092
Bank of America	2.496%	CPI Urban Consumer NSA	3/30/2033	10,000,000	912,096
Bank of America	2.498%	CPI Urban Consumer NSA	9/1/2036	20,000,000	1,327,005
Bank of America	2.500%	CPI Urban Consumer NSA	10/4/2025	50,000,000	303,895
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,627,335
Bank of America	2.521%	CPI Urban Consumer NSA	5/21/2046	13,000,000	847,463
Bank of America	2.522%	CPI Urban Consumer NSA	5/28/2036	15,000,000	1,218,713

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.545%	CPI Urban Consumer NSA	9/14/2034	$15,000,000	$912,817
Bank of America	2.554%	CPI Urban Consumer NSA	6/8/2031	15,000,000	1,219,827
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	1,644,704
Bank of America	2.565%	CPI Urban Consumer NSA	5/6/2031	10,000,000	836,545
Bank of America	2.566%	CPI Urban Consumer NSA	5/28/2031	15,000,000	1,225,508
Bank of America	2.585%	CPI Urban Consumer NSA	5/12/2036	15,000,000	1,112,558
Bank of America	2.593%	CPI Urban Consumer NSA	5/17/2036	10,000,000	729,357
Bank of America	2.623%	CPI Urban Consumer NSA	5/11/2031	10,000,000	779,674
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	35,000,000	267,170	(1)
Bank of America	2.700%	CPI Urban Consumer NSA	10/15/2024	70,000,000	246,297
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	1,095,977
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$76,826,775

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	$30,000,000	$(228,347)
Bank of America	2.754%	CPI Urban Consumer NSA	4/14/2052	20,000,000	(856,593)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	17,000,000	(246,222)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	27,000,000	(1,189,764	)(2)
Bank of America	2.578%	CPI Urban Consumer NSA	10/28/2052	10,000,000	(229,921)
Bank of America	2.788%	CPI Urban Consumer NSA	6/8/2026	5,000,000	(227,265)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(2,978,112)

(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization. Includes upfront payment of $52,674.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization. Includes upfront payment of $798,706.

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Consumer Price Index (“CPI”) OTC Swap Contracts at February 28, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,392,652
Bank of America	1.747%	CPI Urban Consumer NSA	8/22/2026	20,000,000	3,027,473
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	1,084,748
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,069,665
Bank of America	2.144%	CPI Urban Consumer NSA	7/24/2029	10,000,000	1,229,501
Bank of America	2.148%	CPI Urban Consumer NSA	7/31/2029	10,000,000	1,227,884
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	622,705
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	1,915,987
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	489,350
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	487,924
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	491,565
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	925,981
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	923,485
Bank of America	2.363%	CPI Urban Consumer NSA	2/1/2038	5,000,000	493,690
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	457,123
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	906,843
Bank of America	2.376%	CPI Urban Consumer NSA	2/26/2038	5,000,000	480,695
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	895,425
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	899,739
Bank of America	2.398%	CPI Urban Consumer NSA	1/24/2029	10,000,000	879,560
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	460,995
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	1,501,789
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	800,675
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,416,613
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	954,759
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	1,061,763
Barclays Bank plc	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,024,290

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Barclays Bank plc	2.158%	CPI Urban Consumer NSA	12/2/2024	$10,000,000	$1,056,316
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	1,589,680
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,519,665
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	1,997,901
Barclays Bank plc	2.223%	CPI Urban Consumer NSA	12/30/2023	30,000,000	2,922,543
Barclays Bank plc	2.228%	CPI Urban Consumer NSA	12/5/2024	15,000,000	1,493,174
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	983,697
Barclays Bank plc	2.393%	CPI Urban Consumer NSA	12/13/2031	5,000,000	463,874
Barclays Bank plc	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	901,604
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	2,191,461
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	94,699
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	49,997
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	454,381
Goldman Sachs	1.568%	CPI Urban Consumer NSA	3/2/2024	8,000,000	1,237,253
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	738,535
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	988,705
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	482,336
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	1,018,427
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	1,770,922
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	889,504
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	452,778
Goldman Sachs	2.378%	CPI Urban Consumer NSA	4/17/2030	5,000,000	450,713
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	949,706
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	464,110
Goldman Sachs	2.448%	CPI Urban Consumer NSA	4/24/2023	30,000,000	1,118,211
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	1,332,971
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	2,867,865
Unrealized Appreciation on CPI OTC Swap Contracts					$58,603,907

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2023

Consumer Price Index (“CPI”) OTC Swap Contracts at February 28, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	$5,000,000	$(244,893)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	(2,237,644)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(732,294)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	(1,535,961)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(566,091)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(259,946)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,451,593)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	(2,083,690)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	(1,566,729)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	(2,856,084)
Deutsche Bank AG	CPI Urban Consumer NSA	1.673%	4/20/2023	20,000,000	(2,847,637)
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	(1,042,095)
Goldman Sachs	2.773%	CPI Urban Consumer NSA	4/3/2023	20,000,000	(310,762)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	(1,629,544)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	(902,485)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	(1,112,111)
Goldman Sachs	CPI Urban Consumer NSA	2.063%	12/8/2024	15,000,000	(1,297,567)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	(294,212)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	(404,984)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	(683,160)
Unrealized Depreciation on CPI OTC Swap Contracts					$(24,059,482)

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra Long Bond	June 2023	916	Long	$123,238,773	$123,717,250	$478,477

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2023	4,834	Long	$987,688,585	$984,814,201	$(2,874,384)
US 10-Year Ultra Treasury Note	June 2023	165	Long	19,359,179	19,335,938	(23,241)
Total Unrealized Depreciation on Futures Contracts						$(2,897,625)

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$526,295,281	$–	$526,295,281
Common Stocks	–	–	1,152	1,152
Corporate Bonds	–	989,683,850	–	989,683,850
Floating Rate Loans	–	54,666,131	–	54,666,131
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	321,541	3,705	325,246
Government Sponsored Enterprises Pass-Throughs	–	1,475,258	–	1,475,258
Municipal Bonds	–	318,383	–	318,383
Non-Agency Commercial Mortgage-Backed Securities	–	241,963,098	576,235	242,539,333
U.S. Treasury Obligations	–	35,068,459	–	35,068,459
Short-Term Investments
Commercial Paper	–	37,809,000	–	37,809,000
U.S. Treasury Obligations	–	48,675,979	–	48,675,979
Repurchase Agreements	–	4,622,885	–	4,622,885
Total	$–	$1,940,899,865	$581,092	$1,941,480,957
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$18,026	$–	$18,026
Liabilities	–	(17,966)	–	(17,966)
Centrally Cleared CPI Swap Contracts
Assets	–	76,879,449	–	76,879,449
Liabilities	–	(2,179,406)	–	(2,179,406)
OTC CPI Swap Contracts
Assets	–	58,603,907	–	58,603,907
Liabilities	–	(24,059,482)	–	(24,059,482)
Futures Contracts
Assets	478,477	–	–	478,477
Liabilities	(2,897,625)	–	–	(2,897,625)
Total	$(2,419,148)	$109,244,528	$–	$106,825,380

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.72%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.72%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	1,802,367	$22,421,441
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	36,337,440	336,848,067
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(e)	21,733,128	376,417,784
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	19,232,324	76,160,004
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(g)	30,924,093	379,438,618
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(h)	6,240,874	166,381,692
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	22,540,369	138,848,674
Lord Abbett Investment Trust-Income Fund-Class I(j)	16,639,693	39,768,867
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	6,867,615	79,595,655
Lord Abbett Securities Trust-International Equity Fund-Class I(l)	6,722,150	87,791,281
Lord Abbett Securities Trust-International Value Fund-Class I(m)	10,679,840	77,535,639
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	5,159,741	19,761,806
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(n)	18,204,867	179,682,042
Total Investments in Securities 99.72% (cost $2,122,226,518)		1,980,651,570
Other Assets and Liabilities – Net(o) 0.28%		5,490,958
Net Assets 100.00%		$1,986,142,528

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(h)	Fund investment objective is to seek capital appreciation.
(i)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini Russell 1000	March 2023	732	Short	$(86,397,678)	$(84,615,540)	$1,782,138

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,980,651,570	$–	$–	$1,980,651,570
Total	$1,980,651,570	$–	$–	$1,980,651,570
Other Financial Instruments
Futures Contracts
Assets	$1,782,138	$–	$–	$1,782,138
Liabilities	–	–	–	–
Total	$1,782,138	$–	$–	$1,782,138

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND February 28, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.66%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.66%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	306,061	$3,807,407
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	33,265,412	308,370,367
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(e)	5,568,834	96,452,200
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	7,756,003	30,713,773
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(g)	8,160,426	100,128,432
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(h)	1,429,968	38,122,949
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	14,588,636	89,865,999
Lord Abbett Investment Trust-Income Fund-Class I(j)	7,831,826	18,718,063
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	4,789,602	55,511,490
Lord Abbett Securities Trust-International Equity Fund-Class I(l)	3,416,661	44,621,588
Lord Abbett Securities Trust-International Value Fund-Class I(m)	5,022,988	36,466,892
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	2,411,124	9,234,603
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(n)	9,347,301	92,257,862
Total Investments in Securities 99.66% (cost $1,001,729,072)		924,271,625
Other Assets and Liabilities – Net(o) 0.34%		3,182,842
Net Assets 100.00%		$927,454,467

*	Non-income producing security.
(a)	Affiliated issuer (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(h)	Fund investment objective is to seek capital appreciation.
(i)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini Russell 1000	March 2023	341	Short	$(40,247,982)	$(39,417,895)	$830,087

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$924,271,625	$–	$–	$924,271,625
Total	$924,271,625	$–	$–	$924,271,625
Other Financial Instruments
Futures Contracts
Assets	$830,087	$–	$–	$830,087
Liabilities	–	–	–	–
Total	$830,087	$–	$–	$830,087

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.41%

ASSET-BACKED SECURITIES 18.49%

Automobiles 7.30%
Avid Automobile Receivables Trust 2021-1 C†	1.55%	5/15/2026	$830,000	$798,016
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	700,000	689,566
CarMax Auto Owner Trust 2020-1 D	2.64%	7/15/2026	125,000	120,612
CarMax Auto Owner Trust 2023-1 A3	4.75%	10/15/2027	430,000	425,430
CarMax Auto Owner Trust 2023-1 C	5.19%	1/16/2029	1,450,000	1,424,767
Carvana Auto Receivables Trust 2020-P1 C	1.32%	11/9/2026	400,000	346,425
CPS Auto Receivables Trust 2022-A A†	0.98%	4/16/2029	421,477	415,901
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	825,000	794,985
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	82,625	82,503
Drive Auto Receivables Trust 2020-2 C	2.28%	8/17/2026	388,685	385,906
First Investors Auto Owner Trust 2021-2A A†	0.48%	3/15/2027	390,625	378,118
Flagship Credit Auto Trust 2022-3 A2†	4.06%	10/15/2025	568,173	564,670
Flagship Credit Auto Trust 2022-3 A3†	4.55%	4/15/2027	1,400,000	1,379,350
Flagship Credit Auto Trust 2022-4 A2†	6.15%	9/15/2026	505,000	507,539
Flagship Credit Auto Trust 2022-4 A3†	6.32%	6/15/2027	605,000	615,799
Flagship Credit Auto Trust 2023-1 A3†	5.01%	8/16/2027	975,000	965,507
Ford Credit Auto Lease Trust 2023-A A3	4.94%	3/15/2026	1,500,000	1,492,977
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%	1/15/2027	596,565	587,122
GLS Auto Receivables Issuer Trust 2021-3A B†	0.78%	11/17/2025	460,000	450,890
GLS Auto Receivables Issuer Trust 2021-3A C†	1.11%	9/15/2026	460,000	434,379
GM Financial Consumer Automobile Receivables Trust 2023-1 A3	4.66%	2/16/2028	940,000	932,665
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	620,000	540,890
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	265,000	246,083
OneMain Direct Auto Receivables Trust 2019-1 A†	3.63%	9/14/2027	584,000	563,440
OneMain Direct Auto Receivables Trust 2019-1A C†	4.19%	11/14/2028	753,000	696,250
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	340,000	317,881
OneMain Direct Auto Receivables Trust 2021-1A B†	1.26%	7/14/2028	317,000	283,299
PenFed Auto Receivables Owner Trust 2022-A A3†	3.96%	4/15/2026	1,275,000	1,253,658
Prestige Auto Receivables Trust 2022-1A B†	6.55%	7/17/2028	1,215,000	1,228,039
Santander Consumer Auto Receivables Trust 2020-BA C†	1.29%	4/15/2026	681,000	656,325
Santander Consumer Auto Receivables Trust 2020-BA D†	2.14%	12/15/2026	1,155,000	1,100,079
Santander Drive Auto Receivables Trust 2022-5 B	4.43%	3/15/2027	1,085,000	1,062,045
Santander Drive Auto Receivables Trust 2022-6 B	4.72%	6/15/2027	1,505,000	1,477,990

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2023-1A A3†	5.21%		1/18/2028	$1,260,000	$1,251,444
Westlake Automobile Receivables Trust 2023-1A B†	5.41%		1/18/2028	785,000	779,036
World Omni Automobile Lease Securitization Trust 2022-A A3	3.21%		2/18/2025	400,000	391,664
Total					25,641,250

Credit Card 1.49%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/15/2027	785,000	757,438
Capital One Multi-Asset Execution Trust 2005-B3 B3	5.38% (3 Mo. LIBOR + .55%)	#	5/15/2028	1,225,000	1,203,241
Capital One Multi-Asset Execution Trust 2022-A3 A	4.95%		10/15/2027	435,000	435,084
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	600,000	568,334
Discover Card Execution Note Trust 2022-A4 A	5.03%		10/15/2027	565,000	565,729
Master Credit Card Trust 2021-1A B†	0.79%		11/21/2025	1,200,000	1,124,687
Newday Funding Master Issuer plc 2021-1A A2†	5.658% (SOFR + 1.10%)	#	3/15/2029	600,000	597,534
Total					5,252,047

Other 9.09%
ACRES Commercial Realty Ltd. 2021-FL2 A†	6.001% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	670,000	664,703
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	395,010	387,236
AMMC CLO Ltd. 2020-23A A1R†	5.832% (3 Mo. LIBOR + 1.04%)	#	10/17/2031	750,000	741,728
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	675,000	617,716
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%		3/20/2025	100,000	99,526
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	210,054	186,558
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	5.658% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	460,000	447,897

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	5.938% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	$560,000	$559,226
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	5.851% (1 Mo. SOFR + 1.45%)	#	1/15/2037	1,000,000	991,976
Bain Capital Credit CLO 2018-2A A1†	5.878% (3 Mo. LIBOR + 1.08%)	#	7/19/2031	750,000	743,654
BDS Ltd. 2020-FL5 A†	5.828% (1 Mo. Term SOFR + 1.26%)	#	2/16/2037	149,004	148,528
BDS Ltd. 2021-FL7 A†	5.661% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	500,000	486,930
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2029	244,553	242,287
BSPRT Issuer Ltd. 2021-FL7 A†	5.908% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	380,000	375,339
Carlyle US CLO Ltd. 2017-3A A1AR†	5.708% (3 Mo. LIBOR + .90%)	#	7/20/2029	242,271	240,294
Carlyle US CLO Ltd. 2019-1A A1AR†	5.888% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	750,000	741,316
CIFC Funding I Ltd. 2021-1A A1†	5.928% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	570,000	564,043
Dell Equipment Finance Trust 2021-2 B†	0.81%		12/22/2026	460,000	434,134
Dell Equipment Finance Trust 2021-2 C†	0.94%		12/22/2026	460,000	434,317
Dell Equipment Finance Trust 2021-2 D†	1.21%		6/22/2027	460,000	432,443
Dryden 53 CLO Ltd. 2017-53A A†	5.912% (3 Mo. LIBOR + 1.12%)	#	1/15/2031	400,000	397,214
Dryden XXVI Senior Loan Fund 2013-26A AR†	5.692% (3 Mo. LIBOR + .90%)	#	4/15/2029	236,006	234,406
Encina Equipment Finance LLC 2021-1A B†	1.21%		2/16/2027	800,000	770,573
Encina Equipment Finance LLC 2022-1A A2†	4.88%		11/15/2028	848,000	824,546
Galaxy XIX CLO Ltd. 2015-19A A1RR†	5.766% (3 Mo. LIBOR + .95%)	#	7/24/2030	167,392	166,070
Greystone CRE Notes Ltd. 2021-FL3 A†	5.608% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	460,000	452,253
HGI CRE CLO Ltd. 2021-FL1 A†	5.64% (1 Mo. LIBOR + 1.05%)	#	6/16/2036	507,969	499,970
HGI CRE CLO Ltd. 2021-FL1 AS†	5.99% (1 Mo. LIBOR + 1.40%)	#	6/16/2036	100,000	96,510
HGI CRE CLO Ltd. 2021-FL1 B†	6.19% (1 Mo. LIBOR + 1.60%)	#	6/16/2036	100,000	96,440

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO Ltd. 29A A†	5.992% (3 Mo. LIBOR + 1.20%)	#	1/15/2032	$250,000	$248,718
KREF Ltd. 2021-FL2 A†	5.671% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	360,000	351,900
KREF Ltd. 2021-FL2 AS†	5.901% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	360,000	345,035
LCM XXII Ltd. 22A A1R†	5.968% (3 Mo. LIBOR + 1.16%)	#	10/20/2028	199,748	198,604
Lendmark Funding Trust 2022-1A B†	5.62%		7/20/2032	715,000	688,579
LFT CRE Ltd. 2021-FL1 B†	6.338% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	730,000	710,808
LMREC LLC 2021-CRE4 A†	5.667% (1 Mo. LIBOR + 1.05%)	#	4/22/2037	239,689	233,791
LoanCore Issuer Ltd. 2019-CRE2 C†	6.588% (1 Mo. LIBOR + 2.00%)	#	5/15/2036	630,000	612,912
LoanCore Issuer Ltd. 2022-CRE7 A†	5.968% (1 Mo. SOFR + 1.55%)	#	1/17/2037	560,000	548,898
Madison Park Funding LIX Ltd. 2021-59A A†	5.935% (3 Mo. LIBOR + 1.14%)	#	1/18/2034	1,250,000	1,240,427
Madison Park Funding XI Ltd. 2013-11A AR2†	5.715% (3 Mo. LIBOR + .90%)	#	7/23/2029	237,424	235,838
Magnetite Xxix Ltd. 2021-29A A†	5.782% (3 Mo. LIBOR + .99%)	#	1/15/2034	250,000	246,973
Mariner Finance Issuance Trust 2022-AA A†	6.45%		10/20/2037	690,000	692,797
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	450,485	443,757
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	428,646	424,936
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	478,913	465,892
MF1 Ltd. 2021-FL7 A†	5.671% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	240,000	235,773
Mountain View CLO LLC 2017-1A AR†	5.882% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	395,221	392,983
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	134,020	131,635
Newark BSL CLO 1 Ltd. 2016-1A A1R†	6.031% (3 Mo. Term SOFR + 1.36%)	#	12/21/2029	474,519	473,823
OCP CLO Ltd. 2020-18A AR†	5.898% (3 Mo. LIBOR + 1.09%)	#	7/20/2032	900,000	890,112
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	5.808% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	734,511	729,065

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	5.742% (3 Mo. LIBOR + .95%)	#	7/15/2029	$239,457	$237,829
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	301,000	296,210
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	690,000	594,515
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	75,563	74,848
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	439,469	424,696
Rad CLO 2 Ltd. 2018-2A AR†	5.872% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	270,000	267,027
RAD CLO 6 Ltd. 2019-6A A1†	6.188% (3 Mo. LIBOR + 1.38%)	#	1/20/2033	1,308,000	1,301,635
Rad CLO Ltd. 2020-7A A1†	5.992% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	1,000,000	990,364
Regatta Funding LP 2013-2A A1R3†	5.642% (3 Mo. LIBOR + .85%)	#	1/15/2029	216,831	215,356
RR 3 Ltd. 2018-3A A1R2†	5.882% (3 Mo. LIBOR + 1.09%)	#	1/15/2030	700,000	696,643
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	500,000	483,863
SCF Equipment Leasing LLC 2020-1A B†	2.02%		3/20/2028	875,000	839,452
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000,000	904,104
TICP CLO XIV Ltd. 2019-14A A1R†	5.888% (3 Mo. LIBOR + 1.08%)	#	10/20/2032	400,000	394,211
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	182,907	181,073
Verizon Master Trust 2022-7 A1A	5.23%		11/22/2027	405,000	405,833
Total					31,928,748

Rec Vehicle Loan 0.45%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	293,657	283,498
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	266,638	261,106
Octane Receivables Trust 2022-2A B†	5.85%		7/20/2028	1,036,000	1,025,099
Total					1,569,703

Student Loan 0.16%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	219,755	195,611
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	412,448	362,396
Towd Point Asset Trust 2018-SL1 A†	5.106% (1 Mo. LIBOR + .60%)	#	1/25/2046	13,759	13,683
Total					571,690
Total Asset-Backed Securities (cost $66,644,793)					64,963,438

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 55.49%

Aerospace/Defense 1.04%
Boeing Co. (The)	1.433%		2/4/2024	$1,825,000	$1,755,400
Hexcel Corp.	4.95%		8/15/2025	1,345,000	1,312,638
Raytheon Technologies Corp.	5.00%		2/27/2026	594,000	593,260
Total					3,661,298

Agriculture 1.84%
BAT Capital Corp.	2.789%		9/6/2024	890,000	853,456
Imperial Brands Finance plc (United Kingdom)†(a)	3.125%		7/26/2024	600,000	575,944
Philip Morris International, Inc.	4.875%		2/13/2026	417,000	412,456
Philip Morris International, Inc.	5.00%		11/17/2025	267,000	265,543
Philip Morris International, Inc.	5.125%		11/15/2024	932,000	929,645
Reynolds American, Inc.	4.45%		6/12/2025	1,710,000	1,664,643
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	1,800,000	1,560,138
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	200,000	189,616
Total					6,451,441

Apparel 0.05%
PVH Corp.	7.75%		11/15/2023	186,000	189,333

Auto Manufacturers 1.36%
Daimler Truck Finance North America LLC†	5.15%		1/16/2026	150,000	148,385
General Motors Financial Co., Inc.	3.70%		5/9/2023	167,000	166,506
General Motors Financial Co., Inc.	5.138% (SOFR + .62%)	#	10/15/2024	606,000	601,391
General Motors Financial Co., Inc.	5.775% (SOFR + 1.20%)	#	11/17/2023	666,000	666,558
Hyundai Capital America†	0.80%		4/3/2023	1,000,000	996,032
Hyundai Capital America†	1.00%		9/17/2024	400,000	372,347
Mercedes-Benz Finance North America LLC†	5.50%		11/27/2024	153,000	153,483
Stellantis N.V. (Netherlands)(a)	5.25%		4/15/2023	1,665,000	1,662,461
Total					4,767,163

Banks 16.42%
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	900,000	862,872
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	1,500,000	1,335,553
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	376,000	341,232
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	118,000	109,749
Bank of America Corp.	1.734% (SOFR + .96%)	#	7/22/2027	220,000	193,881

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%)	#	10/22/2025	$128,000	$121,528
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	1,370,000	1,310,762
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%)	#	3/5/2024	840,000	839,893
Bank of America Corp.	3.864% (3 Mo. LIBOR + .94%)	#	7/23/2024	3,418,000	3,393,130
Bank of Ireland Group plc (Ireland)†(a)	4.50%		11/25/2023	888,000	877,274
Bank of Ireland Group plc (Ireland)†(a)	6.253% (1 Yr. Treasury CMT + 2.65%)	#	9/16/2026	500,000	501,209
Bank of Montreal (Canada)(a)	4.25%		9/14/2024	373,000	366,589
Bank of Montreal (Canada)(a)	4.714% (SOFR Index + .35%)	#	12/8/2023	343,000	343,168
Bank of Montreal (Canada)(a)	5.20%		12/12/2024	760,000	758,105
Bank of New York Mellon Corp. (The)	4.543% (SOFR + 1.17%)	#	2/1/2029	268,000	260,554
Bank of Nova Scotia (The) (Canada)(a)	4.75%		2/2/2026	268,000	263,805
Barclays plc (United Kingdom)(a)	6.252% (3 Mo. LIBOR + 1.38%)	#	5/16/2024	500,000	500,302
BNP Paribas SA (France)†(a)	5.125% (1 Yr. Treasury CMT+ 1.45%)	#	1/13/2029	259,000	254,799
BPCE SA (France)†(a)	4.50%		3/15/2025	560,000	541,519
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	193,631
BPCE SA (France)†(a)	5.15%		7/21/2024	462,000	455,001
BPCE SA (France)†(a)	5.70%		10/22/2023	771,000	768,817
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%)	#	1/18/2027	390,000	389,752
Canadian Imperial Bank of Commerce (Canada)(a)	3.945%		8/4/2025	320,000	310,094
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	1,100,000	1,070,604
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	1,000,000	940,330
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	202,000	201,204
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	225,000	220,931
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	400,000	387,928
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	250,000	251,504
Danske Bank A/S (Denmark)†(a)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	1,000,000	951,080

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(a)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	$872,000	$853,686
Danske Bank A/S (Denmark)†(a)	5.375%		1/12/2024	746,000	744,016
Danske Bank A/S (Denmark)†(a)	6.466% (1 Yr. Treasury CMT + 2.10%)	#	1/9/2026	200,000	201,365
First-Citizens Bank & Trust Co.	2.969% (3 Mo. Term SOFR + 1.72%)	#	9/27/2025	1,216,000	1,157,921
First-Citizens Bank & Trust Co.	3.929% (3 Mo. Term SOFR + 3.83%)	#	6/19/2024	837,000	832,112
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	163,000	145,746
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025	486,000	467,447
Goldman Sachs Group, Inc. (The)	5.239% (SOFR + .70%)	#	1/24/2025	830,000	828,962
Huntington National Bank (The)	4.008% (SOFR + 1.21%)	#	5/16/2025	250,000	245,277
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	226,000	213,857
JPMorgan Chase & Co.	3.559% (3 Mo. LIBOR + .73%)	#	4/23/2024	479,000	477,436
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028	1,600,000	1,504,254
JPMorgan Chase & Co.	3.797% (3 Mo. LIBOR + .89%)	#	7/23/2024	2,180,000	2,164,505
JPMorgan Chase & Co.	3.845% (SOFR + .98%)	#	6/14/2025	222,000	216,787
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	250,000	244,209
JPMorgan Chase & Co.	5.495% (SOFR + .92%)	#	2/24/2026	479,000	479,922
KeyBank NA	4.70%		1/26/2026	404,000	398,308
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	226,000	198,738
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%)	#	8/9/2026	342,000	339,100
Macquarie Group Ltd. (Australia)†(a)	6.207%		11/22/2024	1,288,000	1,300,155
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	397,000	389,483
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	402,000	390,359
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	1,010,229
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	0.962% (1 Yr. Treasury CMT + .45%)	#	10/11/2025	820,000	757,321
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	4.788% (1 Yr. Treasury CMT + 1.70%)	#	7/18/2025	409,000	403,596

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.063% (1 Yr. Treasury CMT + 1.55%)	#	9/12/2025	$265,000	$262,604
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.719% (1 Yr. Treasury CMT + 1.08%)	#	2/20/2026	360,000	359,577
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%)	#	4/24/2024	4,800,000	4,786,084
Morgan Stanley	5.05% (SOFR + 1.30%)	#	1/28/2027	836,000	826,748
Morgan Stanley	6.138% (SOFR + 1.77%)	#	10/16/2026	164,000	167,093
NatWest Group plc (United Kingdom)(a)	4.519% (3 Mo. LIBOR + 1.55%)	#	6/25/2024	1,181,000	1,174,758
NatWest Group plc (United Kingdom)(a)	5.847% (1 Yr. Treasury CMT + 1.35%)	#	3/2/2027	200,000	200,183
NatWest Group plc (United Kingdom)(a)	6.274% (3 Mo. LIBOR + 1.55%)	#	6/25/2024	600,000	600,085
Nordea Bank Abp (Finland)†(a)	3.60%		6/6/2025	200,000	192,188
Royal Bank of Canada (Canada)(a)	4.839% (SOFR + .34%)	#	10/7/2024	2,000,000	1,995,965
Royal Bank of Canada (Canada)(a)	4.875%		1/12/2026	1,318,000	1,306,648
Santander Holdings USA, Inc.	3.50%		6/7/2024	811,000	789,944
Santander UK Group Holdings plc (United Kingdom)(a)	4.796% (3 Mo. LIBOR + 1.57%)	#	11/15/2024	500,000	495,093
Santander UK Group Holdings plc (United Kingdom)(a)	6.534% (SOFR + 2.60%)	#	1/10/2029	391,000	396,130
Societe Generale SA (France)†(a)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	335,000	311,556
Standard Chartered plc (United Kingdom)†(a)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	500,000	479,843
Standard Chartered plc (United Kingdom)†(a)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	200,000	190,488
Standard Chartered plc (United Kingdom)†(a)	5.20%		1/26/2024	236,000	234,958
Toronto-Dominion Bank (The) (Canada)(a)	4.731% (SOFR + .35%)	#	9/10/2024	2,000,000	1,996,177
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	236,000	230,143
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	158,000	155,155

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS AG (Switzerland)(a)	5.125%		5/15/2024	$724,000	$717,629
UBS Group AG (Switzerland)†(a)	4.488% (1 Yr. Treasury CMT + 1.55%)	#	5/12/2026	1,450,000	1,414,203
UBS Group AG (Switzerland)†(a)	5.711% (1 Yr. Treasury CMT + 1.55%)	#	1/12/2027	1,390,000	1,387,730
UniCredit SpA (Italy)†(a)	7.83%		12/4/2023	1,400,000	1,423,382
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	341,000	332,862
Total					57,708,817

Biotechnology 0.62%
Amgen, Inc.(b)	5.15%		3/2/2028	534,000	532,052
Amgen, Inc.(b)	5.25%		3/2/2025	502,000	500,970
Amgen, Inc.(b)	5.507%		3/2/2026	534,000	532,987
Illumina, Inc.	5.75%		12/13/2027	446,000	449,346
Illumina, Inc.	5.80%		12/12/2025	168,000	169,532
Total					2,184,887

Building Materials 0.12%
Vulcan Materials Co.(b)	5.80%		3/1/2026	432,000	432,101

Chemicals 1.25%
Celanese US Holdings LLC	5.90%		7/5/2024	1,469,000	1,467,890
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,900,000	2,569,718
Nutrien Ltd. (Canada)(a)	5.95%		11/7/2025	349,000	353,657
Total					4,391,265

Commercial Services 0.31%
Global Payments, Inc.	2.65%		2/15/2025	551,000	520,010
Triton Container International Ltd.†	0.80%		8/1/2023	341,000	332,278
Triton Container International Ltd.†	1.15%		6/7/2024	250,000	233,110
Total					1,085,398

Computers 0.39%
Dell International LLC/EMC Corp.	6.02%		6/15/2026	1,350,000	1,367,077

Cosmetics/Personal Care 0.43%
GSK Consumer Healthcare Capital US LLC	5.349% (SOFR + .89%)	#	3/24/2024	1,500,000	1,496,142

Diversified Financial Services 4.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		10/29/2024	2,000,000	1,858,519

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.875%		1/16/2024	$1,150,000	$1,139,080
Air Lease Corp.	4.25%		2/1/2024	2,000,000	1,972,435
Aircastle Ltd.	4.40%		9/25/2023	232,000	230,164
Aircastle Ltd.	5.00%		4/1/2023	187,000	186,737
Aircastle Ltd.†	5.25%		8/11/2025	309,000	301,516
American Express Co.	4.90%		2/13/2026	364,000	361,272
Aviation Capital Group LLC†	1.95%		9/20/2026	854,000	734,732
Aviation Capital Group LLC†	3.875%		5/1/2023	1,240,000	1,235,012
Aviation Capital Group LLC†	5.50%		12/15/2024	722,000	712,969
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	725,000	673,277
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023	260,000	259,148
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	749,000	737,423
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026	1,150,000	1,113,590
Capital One Financial Corp.	1.343% (SOFR + .69%)	#	12/6/2024	813,000	783,766
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	1,014,000	991,647
Capital One Financial Corp.	5.054% (SOFR + .69%)	#	12/6/2024	1,368,000	1,359,523
Nuveen Finance LLC†	4.125%		11/1/2024	823,000	802,622
Park Aerospace Holdings Ltd. (Ireland)†(a)	4.50%		3/15/2023	187,000	186,847
Radian Group, Inc.	4.50%		10/1/2024	1,064,000	1,041,884
Total					16,682,163

Electric 6.66%
AES Corp. (The)†	3.30%		7/15/2025	1,100,000	1,034,093
Alexander Funding Trust†	1.841%		11/15/2023	1,806,000	1,745,294
American Electric Power Co., Inc.	5.75%		11/1/2027	150,000	153,512
CenterPoint Energy, Inc.	5.226% (SOFR Index + .65%)	#	5/13/2024	2,159,000	2,149,017
Cleco Corporate Holdings LLC	3.743%		5/1/2026	1,750,000	1,643,478
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	335,000	333,703
Comision Federal de Electricidad (Mexico)†(a)	4.875%		1/15/2024	700,000	691,572
Dominion Energy, Inc.	3.071%		8/15/2024	1,008,000	972,571
Dominion Energy, Inc.	5.299% (3 Mo. LIBOR + .53%)	#	9/15/2023	500,000	500,038
Duke Energy Corp.	2.65%		9/1/2026	149,000	136,179
Duke Energy Corp.	5.00%		12/8/2025	1,077,000	1,070,617
Duke Energy Corp.	5.00%		12/8/2027	83,000	82,424

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Evergy Missouri West, Inc.†	5.15%		12/15/2027	$843,000	$836,106
Fells Point Funding Trust†	3.046%		1/31/2027	900,000	820,625
FirstEnergy Transmission LLC†	4.35%		1/15/2025	750,000	728,101
Florida Power & Light Co.	5.05%		4/1/2028	153,000	152,801
ITC Holdings Corp.	3.65%		6/15/2024	1,300,000	1,266,679
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	303,059
Jersey Central Power & Light Co.†	4.70%		4/1/2024	1,750,000	1,728,092
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	78,000	76,727
NextEra Energy Capital Holdings, Inc.	4.973% (SOFR Index + .40%)	#	11/3/2023	360,000	359,882
NextEra Energy Capital Holdings, Inc.(b)	6.051%		3/1/2025	339,000	341,245
NRG Energy, Inc.†	3.75%		6/15/2024	799,000	774,285
Pacific Gas and Electric Co.	3.15%		1/1/2026	826,592	767,297
Pacific Gas and Electric Co.	3.75%		2/15/2024	525,000	513,388
Pennsylvania Electric Co.†	4.15%		4/15/2025	691,000	659,145
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	345,000	353,095
Puget Energy, Inc.	3.65%		5/15/2025	897,000	849,405
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia)†(a)	3.473%		4/8/2023	500,000	497,855
Southern Co. (The)	4.475%		8/1/2024	629,000	619,805
Vistra Operations Co. LLC†	3.55%		7/15/2024	903,000	867,315
Wisconsin Public Service Corp.	5.35%		11/10/2025	372,000	373,106
Total					23,400,511

Electronics 0.05%
Arrow Electronics, Inc.	6.125%		3/1/2026	173,000	173,108

Entertainment 0.83%
Warnermedia Holdings, Inc.†	3.428%		3/15/2024	2,000,000	1,952,498
Warnermedia Holdings, Inc.†	3.638%		3/15/2025	675,000	644,016
Warnermedia Holdings, Inc.†	3.788%		3/15/2025	170,000	162,613
Warnermedia Holdings, Inc.†	6.203% (SOFR + 1.78%)	#	3/15/2024	137,000	137,958
Total					2,897,085

Gas 1.65%
CenterPoint Energy Resources Corp.	0.70%		3/2/2023	350,000	350,000
CenterPoint Energy Resources Corp.	5.279% (3 Mo. LIBOR + .50%)	#	3/2/2023	861,000	861,000
Centrica plc (United Kingdom)†(a)	4.00%		10/16/2023	400,000	396,171
East Ohio Gas Co. (The)†	1.30%		6/15/2025	1,400,000	1,264,630

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas (continued)
National Fuel Gas Co.	5.20%		7/15/2025	$750,000	$740,597
National Fuel Gas Co.	5.50%		1/15/2026	900,000	896,861
ONE Gas, Inc.	1.10%		3/11/2024	406,000	388,360
Southwest Gas Corp.	5.80%		12/1/2027	883,000	902,029
Total					5,799,648

Hand/Machine Tools 0.32%
Regal Rexnord Corp.†	6.05%		2/15/2026	829,000	822,788
Regal Rexnord Corp.†	6.05%		4/15/2028	307,000	300,344
Total					1,123,132

Health Care-Products 0.43%
GE HealthCare Technologies, Inc.†	5.55%		11/15/2024	800,000	798,435
GE HealthCare Technologies, Inc.†	5.60%		11/15/2025	724,000	725,480
Total					1,523,915

Health Care-Services 0.88%
Centene Corp.	2.45%		7/15/2028	155,000	130,299
Centene Corp.	4.25%		12/15/2027	1,720,000	1,590,914
Elevance Health, Inc.	4.90%		2/8/2026	162,000	160,081
HCA, Inc.	5.00%		3/15/2024	1,000,000	993,602
Humana, Inc.(b)	5.70%		3/13/2026	230,000	230,118
Total					3,105,014

Insurance 4.34%
Brighthouse Financial Global Funding†	5.272% (SOFR + .76%)	#	4/12/2024	1,097,000	1,095,770
CNO Global Funding†	1.65%		1/6/2025	1,109,000	1,026,555
Equitable Financial Life Global Funding†	1.40%		7/7/2025	801,000	726,921
Equitable Financial Life Global Funding†	5.45%		3/3/2028	411,000	410,519
F&G Global Funding†	5.15%		7/7/2025	1,343,000	1,303,816
Fidelity & Guaranty Life Holdings, Inc.†	5.50%		5/1/2025	1,000,000	993,271
GA Global Funding Trust†	0.80%		9/13/2024	707,000	651,230
GA Global Funding Trust†	3.85%		4/11/2025	2,033,000	1,941,530
Jackson Financial, Inc.	5.17%		6/8/2027	455,000	450,826
Jackson National Life Global Funding†	1.75%		1/12/2025	300,000	277,885
Jackson National Life Global Funding†	5.50%		1/9/2026	1,861,000	1,861,870
Jackson National Life Global Funding†	5.613% (SOFR + 1.15%)	#	6/28/2024	562,000	564,955
Metropolitan Life Global Funding I†	0.40%		1/7/2024	1,250,000	1,198,720

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Metropolitan Life Global Funding I†	4.05%	8/25/2025	$997,000	$968,512
Protective Life Global Funding†	5.366%	1/6/2026	1,750,000	1,759,705
Total				15,232,085

Internet 0.92%
Amazon.com, Inc.	4.55%	12/1/2027	1,222,000	1,208,731
Netflix, Inc.	4.375%	11/15/2026	1,106,000	1,067,826
Netflix, Inc.	4.875%	4/15/2028	1,000,000	970,370
Total				3,246,927

Lodging 0.41%
Hyatt Hotels Corp.	1.30%	10/1/2023	1,250,000	1,221,723
Hyatt Hotels Corp.	1.80%	10/1/2024	218,000	205,730
Total				1,427,453

Media 0.30%
RELX, Inc.†	6.625%	10/15/2023	500,000	506,865
Time Warner Cable Enterprises LLC	8.375%	3/15/2023	529,000	529,407
Total				1,036,272

Mining 0.93%
Freeport-McMoRan, Inc.	3.875%	3/15/2023	494,000	493,921
Glencore Funding LLC†	4.00%	4/16/2025	776,000	753,555
Glencore Funding LLC†	4.125%	5/30/2023	357,000	355,844
Glencore Funding LLC†	4.625%	4/29/2024	1,693,000	1,670,690
Total				3,274,010

Oil & Gas 3.19%
Continental Resources, Inc.†	2.268%	11/15/2026	1,800,000	1,569,548
Continental Resources, Inc.	3.80%	6/1/2024	1,373,000	1,340,410
Continental Resources, Inc.	4.50%	4/15/2023	229,000	228,633
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,483,603
Devon Energy Corp.	8.25%	8/1/2023	524,000	527,801
EQT Corp.	5.678%	10/1/2025	216,000	213,408
EQT Corp.	6.125%	2/1/2025	1,670,000	1,674,133
Ovintiv Exploration, Inc.	5.375%	1/1/2026	1,300,000	1,289,287
Phillips 66 Co.†	3.55%	10/1/2026	1,250,000	1,165,070
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	500,000	531,702
Viper Energy Partners LP†	5.375%	11/1/2027	1,250,000	1,189,712
Total				11,213,307

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.75%
Bayer US Finance II LLC†	3.875%		12/15/2023	$2,000,000	$1,973,432
Cigna Group (The)(b)	5.685%		3/15/2026	432,000	431,991
CVS Health Corp.	4.30%		3/25/2028	248,000	237,177
Total					2,642,600

Pipelines 0.86%
DCP Midstream Operating LP	5.375%		7/15/2025	581,000	574,467
Enbridge, Inc. (Canada)(a)	5.205% (SOFR Index + .63%)	#	2/16/2024	1,142,000	1,139,768
Energy Transfer LP	5.875%		1/15/2024	500,000	500,561
Plains All American Pipeline LP/PAA Finance Corp.	3.60%		11/1/2024	700,000	677,591
Williams Cos., Inc. (The)	5.40%		3/2/2026	144,000	144,066
Total					3,036,453

REITS 1.67%
American Tower Corp.	3.65%		3/15/2027	1,700,000	1,583,719
Crown Castle, Inc.	5.00%		1/11/2028	205,000	201,999
GLP Capital LP/GLP Financing II, Inc.	3.35%		9/1/2024	337,000	323,721
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	350,000	342,992
Kite Realty Group Trust	4.00%		3/15/2025	647,000	613,579
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	1,600,000	1,512,861
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	1,350,000	1,296,783
Total					5,875,654

Savings & Loans 0.29%
Nationwide Building Society (United Kingdom)†(a)	3.766% (3 Mo. LIBOR + 1.06%)	#	3/8/2024	1,000,000	999,799

Semiconductors 0.62%
Intel Corp.	4.875%		2/10/2026	211,000	209,022
Intel Corp.	4.875%		2/10/2028	184,000	181,376
Marvell Technology, Inc.	4.20%		6/22/2023	491,000	488,697
Microchip Technology, Inc.	0.972%		2/15/2024	432,000	412,953
Microchip Technology, Inc.	2.67%		9/1/2023	400,000	393,944
Skyworks Solutions, Inc.	0.90%		6/1/2023	493,000	486,730
Total					2,172,722

Shipbuilding 0.32%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	1,186,000	1,139,601

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.22%
Fiserv, Inc.	5.45%		3/2/2028	$286,000	$285,789
Oracle Corp.	2.30%		3/25/2028	493,000	428,073
Oracle Corp.	2.50%		4/1/2025	53,000	49,985
Total					763,847

Telecommunications 1.13%
Rogers Communications, Inc. (Canada)(a)	4.10%		10/1/2023	1,625,000	1,613,872
T-Mobile USA, Inc.	2.625%		4/15/2026	2,250,000	2,063,584
Verizon Communications, Inc.	2.10%		3/22/2028	343,000	296,174
Total					3,973,630

Transportation 0.14%
Pelabuhan Indonesia Persero PT (Indonesia)†(a)	4.50%		5/2/2023	500,000	498,879
Total Corporate Bonds (cost $197,723,072)					194,972,737

FLOATING RATE LOANS(c) 4.60%

Chemicals 0.52%
Celanese U.S. Holdings LLC 2022 364-Day Delayed Draw Term Loan	5.809%		10/31/2023	1,000,000	1,003,125
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	–	(d)	2/1/2024	825,000	822,937
Total					1,826,062

Diversified Financial Services 0.22%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	–	(d)	1/15/2025	500,000	500,312
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	6.48% (3 Mo. LIBOR + 1.75%)		10/6/2023	255,089	255,356
Total					755,668

Entertainment 0.62%
Churchill Downs Incorporated 2017 Term Loan B	–	(d)	12/27/2024	1,700,000	1,700,799
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(a)	–	(d)	7/21/2026	474,017	473,965
Total					2,174,764

Health Care Products 0.37%
Baxter Intl Inc 2021 Delayed Draw Term Loan Tranche 1(e)	–	(d)	9/30/2024	1,316,970	1,312,031

Health Care Services 0.18%
Humana Inc. Delayed Draw Term Loan	5.885% (1 Mo. LIBOR + 1.25%)		5/28/2024	615,044	614,660

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.85%
Hilton Domestic Operating Company, Inc. 2019 Term Loan B2	6.455%	6/22/2026	$3,000,000	$2,999,565

Media 0.80%
Charter Communications Operating, LLC 2019 Term Loan B1	6.368% (1 Mo. LIBOR + 1.75%)	4/30/2025	2,803,309	2,803,492

Pipelines 0.33%
Targa Resources Corp. Term Loan	6.093% - 6.15% (3 Mo. Term SOFR + 1.38%)	7/12/2025	1,175,000	1,172,062

Real Estate Investment Trusts 0.71%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	5.75% (1 Mo. LIBOR + 1.13%)	12/8/2023	1,048,676	1,044,744
Invitation Homes Operating Partnership LP 2020 Term Loan A	5.635% (3 Mo. LIBOR + 1.00%)	1/31/2025	1,476,388	1,450,551
Total				2,495,295
Total Floating Rate Loans (cost $16,185,829)				16,153,599

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.87%

Hong Kong 0.06%
Airport Authority†	4.875%	1/12/2026	200,000	199,547

Japan 0.67%
Japan Bank for International Cooperation	4.25%	1/26/2026	2,394,000	2,353,175

Sweden 1.14%
Svensk Exportkredit AB	4.375%	2/13/2026	4,058,000	4,011,453
Total Foreign Government Obligations (cost $6,642,068)				6,564,175

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2014-112 A (Cost $7,468)	3.00%#(f)	1/16/2048	8,390	7,553

MUNICIPAL BONDS 0.02%

Government
State of Illinois GO (cost $82,408)	4.95%	6/1/2023	82,091	81,979

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.13%
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(f)	5/25/2065	$79,967	$70,047
Atrium Hotel Portfolio Trust 2017-ATRM A†	5.768% (1 Mo. LIBOR + 1.18%)	#	12/15/2036	350,000	343,303
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.534%	#(f)	3/10/2037	230,000	209,868
BBCMS Mortgage Trust 2017-DELC A†	5.563% (1 Mo. LIBOR + .98%)	#	8/15/2036	333,000	330,872
BBCMS Mortgage Trust 2018-TALL A†	5.31% (1 Mo. LIBOR + .72%)	#	3/15/2037	500,000	466,697
BBCMS Mortgage Trust 2018-TALL C†	5.709% (1 Mo. LIBOR + 1.12%)	#	3/15/2037	340,000	280,340
BBCMS Mortgage Trust 2020-C7 A2	2.021%		4/15/2053	250,000	232,633
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	220,000	197,839
BHMS 2018-ATLS A†	5.838% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	940,000	923,626
BHMS 2018-ATLS C†	6.488% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	890,000	856,648
BHMS 2018-ATLS D†	6.838% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	570,000	537,393
BX Commercial Mortgage Trust 2019-IMC A†	5.588% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	686,000	674,373
BX Commercial Mortgage Trust 2019-IMC B†	5.888% (1 Mo. LIBOR + 1.30%)	#	4/15/2034	800,000	778,614
BX Commercial Mortgage Trust 2020-VKNG A†	5.607% (1 Mo. Term SOFR + 1.04%)	#	10/15/2037	512,850	507,813
BXHPP Trust 2021-FILM B†	5.488% (1 Mo. LIBOR + .90%)	#	8/15/2036	460,000	434,460
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(f)	5/15/2052	50,000	46,080
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	3,282	3,207
Citigroup Commercial Mortgage Trust 2016-GC36 A5	3.616%		2/10/2049	100,000	94,018
Citigroup Commercial Mortgage Trust 2016-GC37 A4	3.314%		4/10/2049	225,000	211,131
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	3,395	3,389

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR1 B	4.612%		5/15/2045	$180,137	$173,562
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107,000	103,968
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17,404	16,756
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280,000	271,390
Connecticut Avenue Securities Trust 2022-R01 1M1†	5.484% (1 Mo. SOFR + 1.00%)	#	12/25/2041	496,437	493,053
Connecticut Avenue Securities Trust 2023-R01 1M1†	6.893% (1 Mo. SOFR + 2.40%)	#	12/25/2042	489,624	493,568
Credit Suisse Mortgage Capital Certificates Trust 2020-NQM1 A1†	1.208%		5/25/2065	86,923	78,642
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	5.988% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	450,000	427,868
DBGS Mortgage Trust 2021-W52 A†	5.983% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	730,000	696,901
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(f)	5/25/2065	18,853	18,294
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	500,000	472,674
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	5.434% (1 Mo. SOFR + .95%)	#	12/25/2041	578,094	559,935
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	5.484% (1 Mo. SOFR + 1.00%)	#	1/25/2042	690,230	679,389
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	40,988	37,111
Great Wolf Trust 2019-WOLF A†	5.711% (1 Mo. Term SOFR + 1.15%)	#	12/15/2036	550,000	542,858
Great Wolf Trust 2019-WOLF B†	6.011% (1 Mo. Term SOFR + 1.33%)	#	12/15/2036	290,000	284,847
Great Wolf Trust 2019-WOLF C†	6.31% (1 Mo. Term SOFR + 1.75%)	#	12/15/2036	800,000	784,585
GS Mortgage Securities Corp. Trust 2018-RIVR A†	5.538% (1 Mo. LIBOR + .95%)	#	7/15/2035	773,667	721,665
GS Mortgage Securities Corp. Trust 2019-70P XCP†	Zero Coupon	#(g)	10/15/2036	21,863,000	409

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2019-SMP A†	5.738% (1 Mo. LIBOR + 1.15%)	#	8/15/2032	$385,000	$380,443
GS Mortgage Securities Corp. Trust 2019-SMP B†	6.088% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	185,000	180,555
GS Mortgage Securities Corp. Trust 2019-SMP XCP†	Zero Coupon	#(g)	8/15/2032	10,130,600	216
GS Mortgage Securities Corp. Trust 2021-ROSS A†	5.738% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	270,000	255,636
GS Mortgage Securities Trust 2013-GCJ14 A5	4.243%		8/10/2046	339,000	337,066
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	225,000	213,001
GS Mortgage Securities Trust 2016-GS2 A4	3.05%		5/10/2049	425,000	394,291
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28,000	27,852
HONO Mortgage Trust 2021-LULU A†	5.738% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	450,000	436,522
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	500,000	463,434
HPLY Trust 2019-HIT A†	5.588% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	141,651	140,507
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(f)	5/15/2048	300,000	291,006
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	225,000	199,350
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	5.858% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	48,000	46,362
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	6.188% (1 Mo. LIBOR + 1.60%)	#	11/15/2035	12,000	11,466
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	6.538% (1 Mo. LIBOR + 1.95%)	#	11/15/2035	12,000	11,283	(h)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	368,000	355,873
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 B†	6.338% (1 Mo. LIBOR + 1.75%)	#	3/15/2036	680,000	654,607
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	97,257	79,824
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	19,071	18,047

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(f)	11/15/2032	$33,200	$31,611
Ready Capital Mortgage Financing LLC 2021-FL6 A†	5.567% (1 Mo. LIBOR + .95%)	#	7/25/2036	644,422	630,184
SFO Commercial Mortgage Trust 2021-555 A†	5.738% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	320,000	294,546
SLIDE 2018-FUN XCP†	Zero Coupon	#(g)	12/15/2020	5,388,038	54
SMRT 2022-MINI A†	5.563% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	1,130,000	1,108,163
UBS-Barclays Commercial Mortgage Trust 2013-C6 A4	3.244%		4/10/2046	56,936	56,838
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	45,141	41,488
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	94,090	85,674
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(f)	3/25/2060	18,338	17,924
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(f)	4/25/2065	33,358	29,742
Waikiki Beach Hotel Trust 2019-WBM D†	6.618% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	200,000	192,317
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	40,000	37,936
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(f)	8/10/2031	275,000	257,799
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87,000	85,493
WF-RBS Commercial Mortgage Trust 2014-C20 A5	3.995%		5/15/2047	140,000	136,645
Total Non-Agency Commercial Mortgage-Backed Securities (cost $22,651,332)					21,563,581

U.S. TREASURY OBLIGATIONS 5.81%
U.S. Treasury Inflation Indexed Note(i)	0.25%		1/15/2025	2,211,933	2,140,896
U.S. Treasury Note(j)	4.125%		1/31/2025	1,841,000	1,817,196
U.S. Treasury Note	4.25%		12/31/2024	16,644,000	16,458,706
Total U.S. Treasury Obligations (cost $20,577,740)					20,416,798
Total Long-Term Investments (cost $330,514,710)					324,723,860

SHORT-TERM INVESTMENTS 9.91%

COMMERCIAL PAPER 4.45%

Chemicals 0.13%
International Flavors & Fragrances, Inc.	5.677%		3/31/2023	469,000	466,831

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 0.44%
American Electric Power Co., Inc.	4.996%	3/28/2023	$743,000	$740,269
Oglethorpe Power Corp.	5.067%	3/27/2023	794,000	791,150
Total				1,531,419

Finance 0.49%
Brookfield Infrastructure Holdings Canada, Inc.	4.932%	3/7/2023	1,717,000	1,715,609

Food 0.53%
Conagra Brands, Inc.	5.293%	3/20/2023	408,000	406,880
Conagra Brands, Inc.	5.304%	3/13/2023	1,475,000	1,472,439
Total				1,879,319

Gas 0.24%
National Fuel Gas Co.	5.428%	3/24/2023	845,000	842,122

Health Care-Services 0.28%
CommonSpirit Health	5.67%	3/21/2023	1,000,000	996,917

Oil & Gas 0.41%
Ovintiv, Inc.	5.611%	3/21/2023	630,000	628,075
Ovintiv, Inc.	5.658%	3/21/2023	809,000	806,506
Total				1,434,581

Pipelines 1.72%
Energy Transfer LP	5.324%	3/1/2023	1,650,000	1,650,000
Targa Resources Corp.	5.374%	3/1/2023	4,393,000	4,393,000
Total				6,043,000

Software 0.21%
Fidelity National Information Services, Inc.	5.083%	3/27/2023	725,000	722,387
Total Commercial Paper (cost $15,632,185)				15,632,185

U.S. TREASURY OBLIGATIONS 4.64%
U.S. Treasury Bill (Cost $16,313,130)	Zero Coupon	4/11/2023	16,394,000	16,308,417

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.82%
Repurchase Agreement dated 2/28/2023, 4.550% due 3/1/2023 with Barclays Bank plc collateralized by $371,000 of U.S. Treasury Note at 4.250% due 10/15/2025; value: $373,690; proceeds: $366,409 (cost $366,363)	$366,363	$366,363
Repurchase Agreement dated 2/28/2023, 4.550% due 3/1/2023 with Barclays Bank plc collateralized by $522,000 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $466,551; proceeds: $457,460 (cost $457,402)	457,402	457,402
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $1,167,800 of U.S. Treasury Note at 2.500% due 5/15/2024; value: $1,140,413; proceeds: $1,118,049 (cost $1,117,981)	1,117,981	1,117,981
Repurchase Agreement dated 2/28/2023, 4.600% due 3/1/2023 with JPMorgan Securities LLC collateralized by $945,000 of U.S. Treasury Note at 4.125% due 9/30/2027; value: $936,517; proceeds: $935,670 (Cost $935,550)	935,550	935,550
Total Repurchase Agreements (cost $2,877,296)		2,877,296
Total Short-Term Investments (cost $34,822,611)		34,817,898
Total Investments in Securities 102.32% (cost $365,337,321)		359,541,758
Less Unfunded Loan Commitments (0.37%) (cost $1,312,031)		(1,312,031)
Net Investments in Securities 101.95% (cost $364,025,290)		358,229,727
Other Assets and Liabilities – Net(k) (1.95)%		(6,855,633)
Net Assets 100.00%		$351,374,094

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $147,767,415, which represents 42.05% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2023

(d)	Interest Rate to be determined.
(e)	Security partially/fully unfunded.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Security has been fully or partially segregated for open reverse repurchase agreements as of Febraury 28,2023.
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	$1,248,431	$10,973
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	1,205,569	8,461
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$19,434

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2023	130	Short	$(13,921,408)	$(13,917,109)	$4,299

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2023	570	Long	$116,381,654	$116,124,140	$(257,514)

Reverse Repurchase Agreement Payables as of February 28, 2023:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$824,500	$852,006 principal, U.S. Treasury Note at 4.125% due 1/31/2025, $840,990 fair value	3.45%	2/28/2023	On Demand	$824,579
JPMorgan Securities LLC	$935,550	$947,805 principal, U.S. Treasury Note at 4.125% due 1/31/2025, $935,550 fair value	3.50%	2/28/2023	On Demand	935,641
Total						$1,760,220

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest payable of $79 and $91, respectively.

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$64,963,438	$–	$64,963,438
Corporate Bonds	–	194,972,737	–	194,972,737
Floating Rate Loans	–	16,153,599	–	16,153,599
Less Unfunded Commitments	–	(1,312,031)	–	(1,312,031)
Foreign Government Obligations	–	6,564,175	–	6,564,175
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	7,553	–	7,553
Municipal Bonds	–	81,979	–	81,979
Non-Agency Commercial Mortgage-Backed Securities	–	21,552,298	11,283	21,563,581
U.S. Treasury Obligations	–	20,416,798	–	20,416,798
Short-Term Investments
Commercial Paper	–	15,632,185	–	15,632,185
U.S. Treasury Obligations	–	16,308,417	–	16,308,417
Repurchase Agreements	–	2,877,296	–	2,877,296
Total	$–	$358,218,444	$11,283	$358,229,727
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$19,434	$–	$19,434
Liabilities	–	–	–	–
Futures Contracts
Assets	4,299	–	–	4,299
Liabilities	(257,514)	–	–	(257,514)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(1,760,220)	–	(1,760,220)
Total	$(253,215)	$(1,740,786)	$–	$(1,994,001)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.83%

ASSET-BACKED SECURITIES 24.86%

Automobiles 8.15%
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%	2/18/2025	$13,214,693	$13,174,106
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	13,864,713	13,803,984
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	22,004,000	21,676,022
Avis Budget Rental Car Funding AESOP LLC 2018-2A D†	3.04%	3/20/2025	59,000,000	55,899,196
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%	2/20/2027	22,560,000	20,429,892
BMW Vehicle Lease Trust 2023-1	5.16%	11/25/2025	37,725,000	37,698,423
Capital One Prime Auto Receivables Trust 2022-1 A3	3.17%	4/15/2027	82,900,000	79,859,759
Capital One Prime Auto Receivables Trust 2022-2 A2A	3.74%	9/15/2025	121,390,103	120,160,991
Capital One Prime Auto Receivables Trust 2022-2 A3	3.66%	5/17/2027	127,880,000	124,156,134
Capital One Prime Auto Receivables Trust 2023-1	4.87%	2/15/2028	72,135,000	71,749,511
Capital One Prime Auto Receivables Trust 2023-1 A2	5.20%	5/15/2026	64,275,000	64,234,250
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	1,809,089	1,801,651
CarMax Auto Owner Trust 2020-2 A4	2.05%	5/15/2025	35,731,000	34,915,897
CarMax Auto Owner Trust 2023-1 A3	4.75%	10/15/2027	64,375,000	63,690,842
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	13,432,056	12,547,986
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	178,760,000	171,520,309
Carvana Auto Receivables Trust 2022-P2 A4	4.68%	2/10/2028	50,912,000	49,561,218
Carvana Auto Receivables Trust 2022-P3 A3	4.61%	11/10/2027	34,269,000	33,191,562
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,375,835	3,368,863
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	1,790,125	1,786,013
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448,000	11,224,313
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	48,200,000	46,446,397
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	16,009,622	15,956,236
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	35,595,877	35,120,697
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	33,769,543	33,072,448
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	29,653,299	29,064,723
Enterprise Fleet Financing LLC 2022-3 A2†	4.38%	7/20/2029	40,650,000	39,944,605
Enterprise Fleet Financing LLC 2023-1†(a)	5.51%	1/22/2029	51,400,000	51,432,151

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	$29,900,000	$28,945,694
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	9,635,000	8,901,764
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	40,830,000	35,945,127
Exeter Automobile Receivables Trust 2022-3A A3	4.21%	1/15/2026	54,551,000	54,213,706
Exeter Automobile Receivables Trust 2022-3A B	4.86%	12/15/2026	51,653,000	51,013,433
First Investors Auto Owners Trust 2022-2A A†	6.26%	7/15/2027	98,505,892	99,319,708
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	97,245,000	96,603,718
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	48,710,098	47,340,984
Ford Credit Auto Owner Trust 2022-1 A†	3.88%	11/15/2034	115,555,000	110,276,332
Ford Credit Auto Owner Trust 2022-D A3	5.27%	5/17/2027	48,500,000	48,700,528
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	39,589,000	38,061,403
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	76,875,000	68,276,723
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%	7/15/2030	89,401,000	87,988,688
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%	1/15/2025	7,565,636	7,547,713
GLS Auto Receivables Issuer Trust 2022-3A A2†	4.59%	5/15/2026	34,626,279	34,392,070
GM Financial Automobile Leasing Trust 2022-2 A3	3.42%	6/20/2025	91,915,000	89,890,857
GM Financial Automobile Leasing Trust 2022-3 A2A	4.01%	10/21/2024	120,348,804	119,542,551
GM Financial Automobile Leasing Trust 2022-3 A3	4.01%	9/22/2025	121,646,000	119,865,820
GM Financial Automobile Leasing Trust 2023-1	5.16%	4/20/2026	59,670,000	59,666,754
GM Financial Automobile Leasing Trust 2023-1 A2A	5.27%	6/20/2025	42,690,000	42,695,123
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	120,899,000	105,472,662
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	91,200,000	84,689,761
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	25,000,000	23,018,440
Honda Auto Receivables Owner Trust 2023-1	5.22%	10/21/2025	38,300,000	38,278,518
Honda Auto Receivables Owner Trust 2023-1	5.04%	4/21/2027	88,725,000	88,621,990
Hyundai Auto Lease Securitization Trust 2022-C A2A†	4.34%	1/15/2025	71,426,457	70,981,020
LAD Auto Receivables Trust 2023-1A†	5.68%	10/15/2026	40,500,000	40,495,784
Mercedes-Benz Auto Receivables Trust 2022-1 A3	5.21%	8/16/2027	47,290,000	47,372,857
Nissan Auto Lease Trust 2022-A A3	3.81%	5/15/2025	77,680,000	76,627,692
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	119,845,000	112,048,280
Prestige Auto Receivables Trust 2022-1A A2†	5.90%	7/15/2025	66,650,000	66,718,290
Prestige Auto Receivables Trust 2022-1A A3†	6.09%	5/15/2026	22,620,000	22,637,836
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	36,637,896	36,173,449
Santander Drive Auto Receivables Trust 2022-5 A2	3.98%	1/15/2025	43,055,783	42,925,074
Santander Drive Auto Receivables Trust 2022-6 A2	4.37%	5/15/2025	99,498,035	99,195,800
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	143,196,966	140,316,831
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	27,037,653	26,498,690
Toyota Auto Loan Extended Note Trust 2020-1A A†	1.35%	5/25/2033	129,000,000	118,410,854

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Tricolor Auto Securitization Trust 2023-1A A†	6.48%		8/17/2026	$31,000,000	$30,977,389
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	8,204,759	8,196,034
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%		4/15/2025	26,874,470	26,682,998
Westlake Automobile Receivables Trust 2021-2A C†	0.89%		7/15/2026	53,150,000	50,628,282
Westlake Automobile Receivables Trust 2023-1A†	5.51%		6/15/2026	84,460,000	84,454,873
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	8,591,333	8,577,968
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	8,886,000	8,737,556
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	25,464,000	24,982,445
Total					3,990,398,248

Credit Card 2.61%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/15/2027	191,055,000	184,346,849
American Express Credit Account Master Trust 2022-3 A	3.75%		8/15/2027	197,319,000	191,691,008
BA Credit Card Trust 2022-A1 A1	3.53%		11/15/2027	50,000,000	48,390,565
BA Credit Card Trust 2022-A2 A2	5.00%		4/15/2028	45,660,000	45,803,309
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	208,288,000	201,567,609
Capital One Multi-Asset Execution Trust 2022-A3 A	4.95%		10/15/2027	95,105,000	95,123,355
Chase Issuance Trust 2022-A1 A	3.97%		9/15/2027	71,400,000	69,592,473
Citibank Credit Card Issuance Trust 2017-A6 A6	5.348% (1 Mo. LIBOR + .77%)	#	5/14/2029	26,080,000	26,155,223
Discover Card Execution Note Trust 2022-A3 A3	3.56%		7/15/2027	145,051,000	140,379,023
Discover Card Execution Note Trust 2022-A4 A	5.03%		10/15/2027	123,665,000	123,824,639
Golden Credit Card Trust 2018-4A A†	3.44%		8/15/2025	53,161,000	52,727,079
Master Credit Card Trust II 2020-1A A†	1.99%		9/21/2024	12,223,000	12,183,734
Newday Funding Master Issuer plc 2021-1A A2†	5.658% (SOFR + 1.10%)	#	3/15/2029	19,600,000	19,519,456
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	23,003,486	22,518,319
Perimeter Master Note Business Trust 2021-1A A†	3.19%		12/15/2026	46,000,000	43,718,694
Total					1,277,541,335

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 13.30%
ACAM Ltd. 2019-FL1 A†	6.076% (1 Mo. Term SOFR + 1.51%)	#	11/17/2034	$32,186,785	$31,838,283
ACAM Ltd. 2019-FL1 AS†	6.426% (1 Mo. Term SOFR + 1.86%)	#	11/17/2034	25,000,000	24,714,128
ACREC Ltd. 2021-FL1 A†	5.751% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	102,830,000	100,903,387
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	89,250,000	85,571,294
Affirm Asset Securitization Trust 2022-A 1A†	4.30%		5/17/2027	30,000,000	28,822,836
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	24,321,455	23,842,767
AIMCO CLO Series 2018-BA AR†	5.892% (3 Mo. LIBOR + 1.10%)	#	1/15/2032	69,000,000	68,050,110
AMMC CLO Ltd. 2020-23A A1R†	5.832% (3 Mo. LIBOR + 1.04%)	#	10/17/2031	116,150,000	114,868,947
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	5.852% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	30,616,072	30,454,883
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	5.852% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	39,993,443	39,808,718
Apidos CLO XXII 2015-22A A1R†	5.868% (3 Mo. LIBOR + 1.06%)	#	4/20/2031	79,418,000	78,641,224
Apidos CLO XXXI 2019-31A A1R†	5.892% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	86,400,000	85,475,062
Aqua Finance Trust 2019-A A†	3.14%		7/16/2040	11,002,620	10,341,715
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	74,179,841	65,882,381
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	5.688% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	40,530,000	40,034,799
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	5.658% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	60,510,000	58,917,866
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 AS†	5.988% (1 Mo. LIBOR + 1.40%)	#	8/15/2034	18,530,000	17,896,626
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	5.938% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	138,500,000	138,308,607
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	5.851% (1 Mo. SOFR + 1.45%)	#	1/15/2037	96,340,000	95,566,979

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	6.412% (1 Mo. Term SOFR + 1.85%)	#	5/15/2037	$67,630,000	$67,376,388
ARES L CLO Ltd. 2018-50A AR†	5.842% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	117,390,000	116,034,400
Bain Capital Credit CLO Ltd. 2017-1A A1R†	5.778% (3 Mo. LIBOR + .97%)	#	7/20/2030	85,180,845	84,592,777
Bain Capital Credit CLO Ltd. 2020-5A A1†	6.028% (3 Mo. LIBOR + 1.22%)	#	1/20/2032	72,770,000	72,269,198
Ballyrock CLO Ltd. 2019-1A A1R†	5.822% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	138,960,000	136,947,761
Barings CLO Ltd. 2019-3A A1R†	5.878% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	21,710,000	21,498,524
BDS Ltd. 2021-FL7 A†	5.661% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	54,450,000	53,026,709
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	5.988% (3 Mo. LIBOR + 1.18%)	#	1/20/2032	77,740,000	77,148,252
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2029	68,200,817	67,569,006
BSPRT Issuer Ltd. 2021-FL7 A†	5.908% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	58,340,000	57,624,344
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2031	77,010,845	76,439,620
Carlyle US CLO Ltd. 2017-2A A1R†	5.858% (3 Mo. LIBOR + 1.05%)	#	7/20/2031	90,210,000	89,477,067
Carlyle US CLO Ltd. 2017-3A A1AR†	5.708% (3 Mo. LIBOR + .90%)	#	7/20/2029	24,217,414	24,019,797
Carlyle US CLO Ltd. 2019-1A A1AR†	5.888% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	98,250,000	97,112,381
Cedar Funding X CLO Ltd. 2019-10A AR†	5.908% (3 Mo. LIBOR + 1.10%)	#	10/20/2032	10,610,000	10,461,749
Cedar Funding XIV CLO Ltd. 2021-14A A†	5.892% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	96,630,000	95,761,504
CF Hippolyta Issuer LLC 2021-1A A1†	1.53%		3/15/2061	37,825,924	32,894,971
CIFC Funding II Ltd. 2013-2A A1L2†	5.795% (3 Mo. LIBOR + 1.00%)	#	10/18/2030	36,863,036	36,672,965
CIFC Funding Ltd. 2021-4A A†	5.842% (3 Mo. LIBOR + 1.05%)	#	7/15/2033	48,100,000	47,571,639
CNH Equipment Trust 2022-B A2	3.94%		12/15/2025	56,750,000	56,295,007

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026		$20,269,810	$20,155,710
Dryden 55 CLO Ltd. 2018-55A A1†	5.812% (3 Mo. LIBOR + 1.02%)	#	4/15/2031		20,170,207	20,018,365
Dryden CLO Ltd. 2019-72A AR†	5.944% (3 Mo. LIBOR + 1.08%)	#	5/15/2032		61,070,000	60,383,581
Dryden Senior Loan Fund 2017-47A A1R†	5.772% (3 Mo. LIBOR + .98%)	#	4/15/2028		81,028,247	80,580,439
Elmwood CLO X Ltd. 2021-3A A†	5.848% (3 Mo. LIBOR + 1.04%)	#	10/20/2034		64,360,000	63,571,590
Fairstone Financial Issuance Trust I 2020-1A A†(b)	2.509%		10/20/2039	CAD	35,080,000	24,918,102
Galaxy XIX CLO Ltd. 2015-19A A1RR†	5.766% (3 Mo. LIBOR + .95%)	#	7/24/2030		$53,457,149	53,034,946
Greystone CRE Notes Ltd. 2021-FL3 A†	5.608% (1 Mo. LIBOR + 1.02%)	#	7/15/2039		98,670,000	97,008,335
Greywolf CLO VII Ltd. 2018-2A A1†	6.079% (3 Mo. Term SOFR + 1.44%)	#	10/20/2031		37,250,000	37,186,288
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	6.468% (3 Mo. LIBOR + 1.65%)	#	7/25/2027		3,739,741	3,749,984
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	6.492% (3 Mo. LIBOR + 1.70%)	#	1/17/2030		23,027,000	22,820,126
HGI CRE CLO Ltd. 2021-FL2 A†	5.59% (1 Mo. LIBOR + 1.00%)	#	9/17/2036		26,520,000	25,677,139
JFIN CLO Ltd. 2013-1A A1NR†	6.198% (3 Mo. LIBOR + 1.39%)	#	1/20/2030		47,238,352	47,129,641
JFIN CLO Ltd. 2013-1A A2R†	7.008% (3 Mo. LIBOR + 2.20%)	#	1/20/2030		37,290,505	37,239,704
KKR CLO Ltd. 24 A1R†	5.888% (3 Mo. LIBOR + 1.08%)	#	4/20/2032		130,540,000	129,435,724
KKR CLO Ltd. 30A A1R†	5.812% (3 Mo. LIBOR + 1.02%)	#	10/17/2031		18,250,000	18,034,884
KKR CLO Ltd. 38A A1†	5.978% (3 Mo. Term SOFR + 1.32%)	#	4/15/2033		38,950,000	38,432,541
KREF Ltd. 2021-FL2 A†	5.671% (1 Mo. LIBOR + 1.07%)	#	2/15/2039		74,690,000	73,009,475
KREF Ltd. 2021-FL2 AS†	5.901% (1 Mo. LIBOR + 1.30%)	#	2/15/2039		37,030,000	35,490,637

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LCM XXII Ltd. 22A A1R†	5.968% (3 Mo. LIBOR + 1.16%)	#	10/20/2028	$9,388,159	$9,334,390
Lendmark Funding Trust 2021-1A A†	5.12%		7/20/2032	82,215,000	80,185,309
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	137,050,000	115,674,627
LMREC, Inc. 2019-CRE3 A†	6.017% (1 Mo. LIBOR + 1.40%)	#	12/22/2035	28,550,712	28,240,143
LoanCore Issuer Ltd. 2022-CRE7 A†	5.968% (1 Mo. SOFR + 1.55%)	#	1/17/2037	77,070,000	75,542,140
M360 LLC 2019-CRE2 B†	6.927% (1 Mo. Term SOFR + 2.36%)	#	9/15/2034	979,826	970,661
Madison Park Funding XI Ltd. 2013-11A AR2†	5.715% (3 Mo. LIBOR + .90%)	#	7/23/2029	13,419,182	13,329,544
Madison Park Funding XVII Ltd. 2015-17A AR2†	5.815% (3 Mo. LIBOR + 1.00%)	#	7/21/2030	28,959,559	28,791,618
Madison Park Funding XXV Ltd. 2017-25A A1R†	5.788% (3 Mo. LIBOR + .97%)	#	4/25/2029	52,473,497	52,161,946
Magnetite XXII Ltd. 2019-22A AR†	5.852% (3 Mo. LIBOR + 1.06%)	#	4/15/2031	47,750,000	47,255,157
Magnetite Xxix Ltd. 2021-29A A†	5.782% (3 Mo. LIBOR + .99%)	#	1/15/2034	79,670,000	78,705,482
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	63,990,000	55,490,733
MF1 LLC 2022-FL9 A†	6.714% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	89,910,000	90,245,555
MF1 Ltd. 2021-FL6 AS†	6.051% (1 Mo. LIBOR + 1.45%)	#	7/16/2036	66,840,000	63,870,991
MF1 Ltd. 2021-FL7 A†	5.671% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	56,562,000	55,565,816
MF1 Ltd. 2021-FL7 AS†	6.041% (1 Mo. LIBOR + 1.45%)	#	10/16/2036	35,450,000	34,199,943
MF1 Ltd. 2022-FL8 AS†	6.184% (1 Mo. SOFR + 1.75%)	#	2/19/2037	30,000,000	28,955,024
Mountain View CLO LLC 2017-1A AR†	5.882% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	32,034,428	31,853,038
Mountain View CLO LLC 2017-1A BR†	6.542% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	36,501,623	36,013,323
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	2,485,293	2,441,064

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	$70,550,000	$60,521,127
New Economy Assets Phase 1 Sponsor LLC 2021-1 B1†	2.41%		10/20/2061	28,890,000	24,348,033
Newark BSL CLO 1 Ltd. 2016-1A A1R†	6.031% (3 Mo. Term SOFR + 1.36%)	#	12/21/2029	63,971,972	63,878,171
Newark BSL CLO 2 Ltd. 2017-1A A1R†	5.788% (3 Mo. LIBOR + .97%)	#	7/25/2030	47,078,298	46,693,017
OCP CLO Ltd. 2019-17A A1R†	5.848% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	157,030,000	154,278,897
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	5.808% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	33,836,462	33,585,581
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	5.742% (3 Mo. LIBOR + .95%)	#	7/15/2029	113,293,747	112,451,226
Octagon Investment Partners 49 Ltd. 2020-5A A1†	6.012% (3 Mo. LIBOR + 1.22%)	#	1/15/2033	44,600,000	44,379,087
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	5.742% (3 Mo. LIBOR + .95%)	#	7/15/2029	39,424,255	39,156,188
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	5.869% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	73,440,000	72,670,276
Octane Receivables Trust 2022-2A A†	5.11%		2/22/2028	52,691,429	52,205,282
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689,000	7,566,636
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	75,865,000	69,336,346
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	21,084,000	18,701,694
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	14,375,000	12,385,729
OneMain Financial Issuance Trust 2021-1A A1†	1.55%		6/16/2036	18,835,000	16,124,058
OneMain Financial Issuance Trust 2021-3A A†	5.94%		5/15/2034	105,705,000	106,301,145
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	4,888,571	4,671,352
OZLM XVII Ltd. 2017 17A A1†	6.058% (3 Mo. LIBOR + 1.25%)	#	7/20/2030	13,022,642	12,964,002
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	106,002,512	102,439,099
Perimeter Master Note Business	2.13%		5/15/2027	90,000,000	83,199,240
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	71,520,000	69,485,571
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	55,841,000	53,470,639
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	18,153,243	17,168,006

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	$35,011,000	$33,241,474	(c)
Rad CLO 2 Ltd. 2018-2A AR†	5.872% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	100,220,000	99,116,295
Rad CLO Ltd. 2021-15A A†	5.898% (3 Mo. LIBOR + 1.09%)	#	1/20/2034	7,860,000	7,769,719
Romark CLO Ltd. 2017-1A A1R†	5.845% (3 Mo. LIBOR + 1.03%)	#	10/23/2030	57,250,000	56,826,278
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	41,422,958	40,957,380
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	121,345,378	116,041,056
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	14,900,000	13,471,156
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	111,160,000	104,664,754
SCF Equipment Leasing LLC 2022-1A B†	3.22%		10/21/2030	45,560,000	42,222,889
Sound Point CLO III-R Ltd. 2013-2RA B†	6.242% (3 Mo. LIBOR + 1.45%)	#	4/15/2029	7,000,000	6,833,725
TCI-Flatiron CLO Ltd. 2017-1A AR†	5.837% (3 Mo. LIBOR + .96%)	#	11/18/2030	55,540,129	55,024,927
TCI-Flatiron CLO Ltd. 2018-1A ANR†	5.862% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	32,300,000	32,028,312
TICP CLO XIV Ltd. 2019-14A A1R†	5.888% (3 Mo. LIBOR + 1.08%)	#	10/20/2032	25,520,000	25,150,638
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	10,926,013	10,816,483
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	26,343,418	25,623,141
Venture 33 CLO Ltd. 2018-33A A1LR†	5.852% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	68,200,000	67,444,733
VERDE CLO Ltd. 2019-1A AR†	5.892% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	19,355,000	19,114,738
Verizon Master Trust 2022-7 A1A	5.23%		11/22/2027	89,315,000	89,498,641
Wind River CLO Ltd. 2013-1A A1RR†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2030	112,103,057	111,329,637
Total					6,512,594,764

Rec Vehicle Loan 0.25%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	15,445,298	14,910,944
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	70,459,135	68,997,334
Octane Receivables Trust 2023-1A†	5.87%		5/21/2029	36,250,000	36,214,403
Total					120,122,681

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Student Loan 0.55%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	$43,368,223	$38,603,551
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	107,783,723	93,549,158
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	96,486,707	84,777,697
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	43,050,712	38,574,342
Towd Point Asset Trust 2018-SL1 A†	5.106% (1 Mo. LIBOR + .60%)	#	1/25/2046	14,484,876	14,404,724
Total					269,909,472
Total Asset-Backed Securities (cost $12,528,528,320)					12,170,566,500

				Shares

COMMON STOCKS 0.00%

Banks
Sable Bighorn LLC (cost $0)				18,695	54,103	(d)

				Principal Amount
CORPORATE BONDS 47.16%

Agriculture 1.64%
BAT Capital Corp.	2.789%		9/6/2024	$27,255,000	26,135,901
BAT Capital Corp.	3.222%		8/15/2024	185,456,000	178,823,136
BAT Capital Corp.	3.557%		8/15/2027	15,000,000	13,670,812
BAT International Finance plc (United Kingdom)(e)	1.668%		3/25/2026	9,481,000	8,424,889
BAT International Finance plc (United Kingdom)†(e)	3.95%		6/15/2025	26,816,000	25,931,346
Imperial Brands Finance plc (United Kingdom)†(e)	3.125%		7/26/2024	166,275,000	159,608,407
Imperial Brands Finance plc (United Kingdom)†(e)	6.125%		7/27/2027	110,246,000	111,220,577
Philip Morris International, Inc.	4.875%		2/13/2026	60,027,000	59,372,941
Philip Morris International, Inc.	5.00%		11/17/2025	26,177,000	26,034,120
Philip Morris International, Inc.	5.125%		11/17/2027	64,789,000	64,526,245
Reynolds American, Inc.	4.45%		6/12/2025	57,148,000	55,632,170
Viterra Finance BV (Netherlands)†(e)	2.00%		4/21/2026	47,780,000	41,412,981
Viterra Finance BV (Netherlands)†(e)	4.90%		4/21/2027	36,422,000	34,531,025
Total					805,324,550

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.05%
Air Canada 2015-2B Pass-Through Trust (Canada)†(e)	3.875%		9/15/2024	$6,103,667	$6,097,876
Air Canada 2015-2B Pass-Through Trust (Canada)†(e)	5.00%		6/15/2025	4,463,142	4,417,015
American Airlines Group, Inc.†	3.75%		3/1/2025	14,433,000	13,188,621
Total					23,703,512

Apparel 0.04%
PVH Corp.	4.625%		7/10/2025	19,872,000	19,397,333

Auto Manufacturers 2.19%
Daimler Truck Finance North America LLC†	5.15%		1/16/2026	19,431,000	19,221,757
Ford Motor Credit Co. LLC	3.37%		11/17/2023	24,000,000	23,542,070
Ford Motor Credit Co. LLC	5.584%		3/18/2024	157,148,000	156,231,042
General Motors Co.	6.125%		10/1/2025	48,531,000	49,072,008
General Motors Financial Co., Inc.	2.75%		6/20/2025	74,459,000	69,878,050
General Motors Financial Co., Inc.	2.90%		2/26/2025	30,070,000	28,493,876
General Motors Financial Co., Inc.	3.70%		5/9/2023	18,333,000	18,278,723
General Motors Financial Co., Inc.	3.95%		4/13/2024	35,702,000	35,023,628
General Motors Financial Co., Inc.	4.25%		5/15/2023	17,554,000	17,516,388
General Motors Financial Co., Inc.	5.10%		1/17/2024	197,137,000	196,247,350
Hyundai Capital America†	0.80%		4/3/2023	7,500,000	7,470,242
Hyundai Capital America†	0.80%		1/8/2024	99,441,000	95,450,257
Hyundai Capital America†	0.875%		6/14/2024	84,025,000	79,124,807
Hyundai Capital America†	1.00%		9/17/2024	24,328,000	22,646,149
Hyundai Capital America†	1.25%		9/18/2023	98,674,000	96,281,341
Hyundai Capital America†	1.30%		1/8/2026	39,188,000	34,719,186
Hyundai Capital America†	1.50%		6/15/2026	47,772,000	41,867,084
Hyundai Capital America†	1.80%		10/15/2025	10,345,000	9,378,587
Hyundai Capital America†	5.875%		4/7/2025	13,781,000	13,864,879
Mercedes-Benz Finance North America LLC†	5.50%		11/27/2024	33,376,000	33,481,406
Stellantis N.V. (Netherlands)(e)	5.25%		4/15/2023	22,137,000	22,103,241
Total					1,069,892,071

Auto Parts & Equipment 0.15%
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	72,756,000	72,410,528

Banks 16.98%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025	91,639,000	89,163,548
ABN AMRO Bank NV (Netherlands)†(e)	4.80%		4/18/2026	48,000,000	46,207,047
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	103,827,000	101,472,908

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.40%		5/19/2026	$25,108,000	$24,072,214
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.50%		3/19/2024	12,844,000	12,693,586
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(e)	5.375%		4/17/2025	28,016,000	27,833,896
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	78,938,000	77,688,731
Bank of America Corp.	0.981% (SOFR + .91%)	#	9/25/2025	19,293,000	17,912,330
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	108,583,000	96,678,900
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	81,286,000	73,769,684
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	40,584,000	37,746,218
Bank of America Corp.	1.734% (SOFR + .96%)	#	7/22/2027	30,964,000	27,287,875
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%)	#	10/22/2025	44,308,000	42,067,610
Bank of America Corp.	3.093% (3 Mo. LIBOR + 1.09%)	#	10/1/2025	45,485,000	43,684,136
Bank of America Corp.	3.366% (3 Mo. LIBOR + .81%)	#	1/23/2026	84,818,000	81,234,763
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	109,223,000	104,500,280
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%)	#	3/5/2024	163,783,000	163,762,036
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	77,275,000	75,703,811
Bank of America Corp.	3.864% (3 Mo. LIBOR + .94%)	#	7/23/2024	128,784,000	127,846,925
Bank of America Corp.	3.95%		4/21/2025	97,385,000	94,436,928
Bank of America Corp.	4.00%		1/22/2025	47,739,000	46,531,435
Bank of America Corp.	4.827% (SOFR + 1.75%)	#	7/22/2026	10,000,000	9,840,798
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	77,426,000	75,767,293
Bank of Ireland Group plc (Ireland)†(e)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	56,942,000	49,516,016

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023	$35,213,000	$34,787,651
Bank of Ireland Group plc (Ireland)†(e)	6.253% (1 Yr. Treasury CMT + 2.65%)	#	9/16/2026	28,691,000	28,760,382
Bank of Montreal (Canada)(e)	3.70%		6/7/2025	56,322,000	54,476,888
Bank of Montreal (Canada)(e)	4.25%		9/14/2024	81,709,000	80,304,529
Bank of Montreal (Canada)(e)	5.20%		12/12/2024	56,741,000	56,599,525
Bank of New York Mellon Corp. (The)	4.414% (SOFR + 1.35%)	#	7/24/2026	27,628,000	27,110,395
Bank of New York Mellon Corp. (The)	4.543% (SOFR + 1.17%)	#	2/1/2029	40,155,000	39,039,405
Bank of Nova Scotia (The) (Canada)(e)	4.75%		2/2/2026	40,233,000	39,603,183
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	64,633,983
Barclays plc (United Kingdom)(e)	2.852% (SOFR + 2.71%)	#	5/7/2026	44,123,000	41,333,179
Barclays plc (United Kingdom)(e)	3.932% (3 Mo. LIBOR + 1.61%)	#	5/7/2025	11,594,000	11,288,648
Barclays plc (United Kingdom)(e)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	23,103,000	23,016,732
Barclays plc (United Kingdom)(e)	4.836%		5/9/2028	10,192,000	9,556,489
Barclays plc (United Kingdom)(e)	5.20%		5/12/2026	93,499,000	91,108,565
BBVA Bancomer SA†	4.375%		4/10/2024	25,931,000	25,535,552
BNP Paribas SA (France)†(e)	1.323% (SOFR + 1.00%)	#	1/13/2027	20,584,000	18,235,796
BNP Paribas SA (France)†(e)	2.219% (SOFR + 2.07%)	#	6/9/2026	13,505,000	12,481,287
BNP Paribas SA (France)†(e)	2.819% (3 Mo. LIBOR + 1.11%)	#	11/19/2025	36,837,000	35,005,210
BNP Paribas SA (France)†(e)	4.375%		5/12/2026	11,186,000	10,701,577
BNP Paribas SA (France)†(e)	5.125% (1 Yr. Treasury CMT+ 1.45%)	#	1/13/2029	38,699,000	38,071,240
BPCE SA (France)†(e)	2.375%		1/14/2025	14,304,000	13,454,819
BPCE SA (France)†(e)	4.50%		3/15/2025	53,678,000	51,906,523
BPCE SA (France)†(e)	4.875%		4/1/2026	22,232,000	21,524,029
BPCE SA (France)†(e)	5.15%		7/21/2024	5,000,000	4,924,256
BPCE SA (France)†(e)	5.975% (SOFR + 2.10%)	#	1/18/2027	58,362,000	58,324,842
Canadian Imperial Bank of Commerce (Canada)(e)	3.945%		8/4/2025	77,817,000	75,408,037

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	1.678% (SOFR + 1.67%)	#	5/15/2024	$49,728,000	$49,318,320
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	241,086,000	229,048,407
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	15,948,000	15,218,212
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	84,116,000	81,868,129
Citigroup, Inc.	3.70%		1/12/2026	17,120,000	16,429,991
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	31,978,573
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	17,272,000	16,241,382
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	49,140,000	48,946,362
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	27,692,000	27,191,216
Citigroup, Inc.	4.40%		6/10/2025	170,806,000	167,192,509
Citigroup, Inc.	5.50%		9/13/2025	37,065,000	37,151,591
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	50,348,000	48,828,466
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	31,438,000	31,627,095
Credit Agricole SA (France)†(e)	4.375%		3/17/2025	89,787,000	87,116,571
Credit Suisse AG/New York NY	3.625%		9/9/2024	5,668,000	5,359,690
Credit Suisse Group AG (Switzerland)†(e)	2.193% (SOFR + 2.04%)	#	6/5/2026	42,530,000	36,650,692
Credit Suisse Group AG (Switzerland)†(e)	2.593% (SOFR + 1.56%)	#	9/11/2025	27,460,000	24,891,257
Credit Suisse Group AG (Switzerland)†(e)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	17,160,000	16,909,148
Danske Bank A/S (Denmark)†(e)	0.976% (1 Yr. Treasury CMT + .55%)	#	9/10/2025	46,616,000	43,197,467
Danske Bank A/S (Denmark)†(e)	1.226% (1 Yr. Treasury CMT + 1.00%)	#	6/22/2024	51,642,000	50,866,392
Danske Bank A/S (Denmark)†(e)	1.621% (1 Yr. Treasury CMT + 1.35%)	#	9/11/2026	46,515,000	41,762,703
Danske Bank A/S (Denmark)†(e)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	137,918,000	131,171,112

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(e)	4.298% (1 Yr. Treasury CMT + 1.75%)	#	4/1/2028	$37,345,000	$35,210,997
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024	66,319,000	66,142,632
Danske Bank A/S (Denmark)†(e)	6.466% (1 Yr. Treasury CMT + 2.10%)	#	1/9/2026	24,918,000	25,088,118
Discover Bank	4.25%		3/13/2026	17,999,000	17,293,421
First-Citizens Bank & Trust Co.	3.929% (3 Mo. Term SOFR + 3.83%)	#	6/19/2024	21,437,000	21,311,809
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	78,938,000	76,736,993
Goldman Sachs Group, Inc. (The)	0.673% (SOFR + .57%)	#	3/8/2024	35,345,000	35,239,046
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%)	#	10/21/2027	117,808,000	103,253,247
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	38,073,000	34,042,979
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025	34,934,000	33,600,416
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	69,748,000	67,208,951
Goldman Sachs Group, Inc. (The)	4.223% (3 Mo. LIBOR + 1.30%)	#	5/1/2029	70,417,000	65,969,667
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	7,700,000	7,462,280
Goldman Sachs Group, Inc. (The)	4.387% (SOFR + 1.51%)	#	6/15/2027	24,825,000	23,967,997
Goldman Sachs Group, Inc. (The)	5.239% (SOFR + .70%)	#	1/24/2025	77,022,000	76,925,711
HSBC Holdings plc (United Kingdom)(e)	0.732% (SOFR + .53%)	#	8/17/2024	29,988,000	29,249,258
HSBC Holdings plc (United Kingdom)(e)	0.976% (SOFR + .71%)	#	5/24/2025	22,757,000	21,414,894
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	33,784,000	32,291,963
Huntington National Bank	5.699% (SOFR + 1.22%)	#	11/18/2025	80,138,000	80,286,630
Huntington National Bank (The)	4.008% (SOFR + 1.21%)	#	5/16/2025	16,781,000	16,463,999
Intesa Sanpaolo SpA (Italy)†(e)	3.25%		9/23/2024	20,481,000	19,520,277
Intesa Sanpaolo SpA (Italy)†(e)	5.017%		6/26/2024	169,412,000	163,719,108

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(e)	5.71%		1/15/2026	$78,550,000	$75,243,323
JPMorgan Chase & Co.	0.768% (SOFR + .49%)	#	8/9/2025	78,538,000	72,960,756
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	91,927,000	86,270,473
JPMorgan Chase & Co.	3.559% (3 Mo. LIBOR + .73%)	#	4/23/2024	29,056,000	28,961,124
JPMorgan Chase & Co.	3.797% (3 Mo. LIBOR + .89%)	#	7/23/2024	52,372,000	51,999,739
JPMorgan Chase & Co.	3.845% (SOFR + .98%)	#	6/14/2025	95,901,000	93,648,964
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	77,862,000	76,058,358
JPMorgan Chase & Co.	5.495% (SOFR + .92%)	#	2/24/2026	57,956,000	58,067,608
JPMorgan Chase & Co.	5.755% (SOFR + 1.18%)	#	2/24/2028	38,901,000	38,996,148
KeyBank NA	4.15%		8/8/2025	19,426,000	18,953,955
Lloyds Banking Group plc (United Kingdom)(e)	4.582%		12/10/2025	18,348,000	17,661,292
Lloyds Banking Group plc (United Kingdom)(e)	4.65%		3/24/2026	29,589,000	28,532,955
M&T Bank Corp.	4.553% (SOFR Index + 1.78%)	#	8/16/2028	43,711,000	42,344,781
Macquarie Bank Ltd. (Australia)†(e)	4.875%		6/10/2025	32,811,000	32,218,666
Macquarie Group Ltd. (Australia)†(e)	1.201% (SOFR + .69%)	#	10/14/2025	40,033,000	36,972,747
Macquarie Group Ltd. (Australia)†(e)	1.34% (SOFR + 1.07%)	#	1/12/2027	67,569,000	59,418,302
Macquarie Group Ltd. (Australia)†(e)	3.763% (3 Mo. LIBOR + 1.37%)	#	11/28/2028	29,817,000	27,540,934
Macquarie Group Ltd. (Australia)†(e)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	45,740,000	45,693,007
Macquarie Group Ltd. (Australia)†(e)	5.108% (SOFR + 2.21%)	#	8/9/2026	83,107,000	82,402,226
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	59,640,000	58,510,706
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	60,402,000	58,652,962
Mitsubishi UFJ Financial Group, Inc. (Japan)(e)	0.953% (1 Yr. Treasury CMT + .55%)	#	7/19/2025	58,686,000	54,806,628
Mitsubishi UFJ Financial Group, Inc. (Japan)(e)	0.962% (1 Yr. Treasury CMT + .45%)	#	10/11/2025	5,000,000	4,617,810

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)(e)	4.788% (1 Yr. Treasury CMT + 1.70%)	#	7/18/2025	$99,237,000	$97,925,885
Mitsubishi UFJ Financial Group, Inc. (Japan)(e)	5.063% (1 Yr. Treasury CMT + 1.55%)	#	9/12/2025	58,107,000	57,581,644
Mitsubishi UFJ Financial Group, Inc. (Japan)(e)	5.719% (1 Yr. Treasury CMT + 1.08%)	#	2/20/2026	51,520,000	51,459,431
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	94,058,000	88,111,339
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	98,685,000	94,390,277
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	46,263,000	45,207,925
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%)	#	4/24/2024	207,327,000	206,725,940
Morgan Stanley	5.05% (SOFR + 1.30%)	#	1/28/2027	21,989,000	21,745,659
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	32,276,000	31,707,895
Morgan Stanley	6.138% (SOFR + 1.77%)	#	10/16/2026	34,700,000	35,354,472
NatWest Group plc (United Kingdom)(e)	4.519% (3 Mo. LIBOR + 1.55%)	#	6/25/2024	24,877,000	24,745,512
NatWest Group plc (United Kingdom)(e)	5.847% (1 Yr. Treasury CMT + 1.35%)	#	3/2/2027	22,160,000	22,180,292
NatWest Markets plc (United Kingdom)†(e)	0.80%		8/12/2024	23,409,000	21,819,471
NatWest Markets plc (United Kingdom)†(e)	3.479%		3/22/2025	41,245,000	39,467,910
Nordea Bank Abp (Finland)†(e)	3.60%		6/6/2025	37,771,000	36,295,650
Popular, Inc.	6.125%		9/14/2023	5,450,000	5,428,690
Royal Bank of Canada (Canada)(e)	4.24%		8/3/2027	70,098,000	67,353,281
Royal Bank of Canada (Canada)(e)	4.875%		1/12/2026	59,095,000	58,586,019
Royal Bank of Canada (Canada)(e)	6.00%		11/1/2027	35,670,000	36,725,520
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	35,038,000	30,534,010
Santander Holdings USA, Inc.	3.244%		10/5/2026	38,058,000	35,114,811
Santander Holdings USA, Inc.	3.50%		6/7/2024	33,117,000	32,257,201
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%)	#	9/9/2026	25,410,000	25,419,866

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander UK Group Holdings plc (United Kingdom)(e)	1.089% (SOFR + .79%)	#	3/15/2025	$13,611,000	$12,897,817
Santander UK Group Holdings plc (United Kingdom)(e)	2.469% (SOFR + 1.22%)	#	1/11/2028	37,697,000	33,030,250
Santander UK Group Holdings plc (United Kingdom)†(e)	4.75%		9/15/2025	42,889,000	41,219,997
Santander UK Group Holdings plc (United Kingdom)(e)	4.796% (3 Mo. LIBOR + 1.57%)	#	11/15/2024	10,000,000	9,901,862
Santander UK Group Holdings plc (United Kingdom)(e)	6.534% (SOFR + 2.60%)	#	1/10/2029	58,887,000	59,659,532
Societe Generale SA (France)†(e)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	76,944,000	71,559,299
Standard Chartered plc (United Kingdom)†(e)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	100,594,000	96,538,734
Standard Chartered plc (United Kingdom)†(e)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	10,244,000	9,756,792
Standard Chartered plc (United Kingdom)†(e)	2.819% (3 Mo. LIBOR + 1.21%)	#	1/30/2026	8,168,000	7,695,276
Standard Chartered plc (United Kingdom)†(e)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	21,000,000	20,981,670
Standard Chartered plc (United Kingdom)†(e)	5.20%		1/26/2024	15,029,000	14,962,638
Svenska Handelsbanken AB (Sweden)†(e)	3.65%		6/10/2025	56,299,000	54,187,015
Toronto-Dominion Bank (The) (Canada)(e)	3.766%		6/6/2025	90,096,000	87,019,408
Toronto-Dominion Bank (The) (Canada)(e)	4.693%		9/15/2027	58,711,000	57,455,276
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	56,958,000	55,544,466
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	23,640,000	23,214,344
UBS AG (Switzerland)(e)	5.125%		5/15/2024	97,473,000	96,615,238
UBS Group AG (Switzerland)†(e)	4.488% (1 Yr. Treasury CMT + 1.55%)	#	5/12/2026	24,578,000	23,971,225
UBS Group AG (Switzerland)†(e)	5.711% (1 Yr. Treasury CMT + 1.55%)	#	1/12/2027	58,816,000	58,719,937

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UniCredit SpA (Italy)†(e)	7.83%		12/4/2023	$38,610,000	$39,254,828
US Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	53,941,000	52,481,809
US Bancorp	4.653% (SOFR + 1.23%)	#	2/1/2029	59,954,000	58,294,972
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	62,273,000	57,928,648
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	74,511,000	72,732,778
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	77,683,000	75,673,218
Total					8,313,946,561

Beverages 0.02%
Constellation Brands, Inc.	3.60%		2/15/2028	11,024,000	10,220,787

Biotechnology 0.67%
Amgen, Inc.(a)	5.15%		3/2/2028	76,424,000	76,145,161
Amgen, Inc.(a)	5.25%		3/2/2025	71,885,000	71,737,572
Amgen, Inc.(a)	5.507%		3/2/2026	76,424,000	76,279,049
Illumina, Inc.	5.75%		12/13/2027	64,867,000	65,353,631
Illumina, Inc.	5.80%		12/12/2025	36,106,000	36,435,310
Total					325,950,723

Building Materials 0.12%
Vulcan Materials Co.	5.80%		3/1/2026	60,402,000	60,416,083

Chemicals 0.52%
Celanese US Holdings LLC	5.90%		7/5/2024	150,438,000	150,324,367
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	80,205,000	71,070,428
Orbia Advance Corp. SAB de CV (Mexico)†(e)	1.875%		5/11/2026	36,739,000	32,183,731
Total					253,578,526

Commercial Services 0.39%
Adani Ports & Special Economic
Zone Ltd. (India)†(e)	3.375%		7/24/2024	30,600,000	27,868,950
Global Payments, Inc.	2.65%		2/15/2025	15,782,000	14,894,363
Global Payments, Inc.	4.95%		8/15/2027	23,181,000	22,438,691
Sabre GLBL, Inc.†	7.375%		9/1/2025	60,166,000	56,393,414
Triton Container International Ltd.†	0.80%		8/1/2023	39,505,000	38,494,567
Triton Container International Ltd.†	1.15%		6/7/2024	32,498,000	30,302,408
Total					190,392,393

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers 0.30%
Dell International LLC/EMC Corp.	4.90%	10/1/2026	$19,101,000	$18,688,421
Dell International LLC/EMC Corp.	5.45%	6/15/2023	38,178,000	38,154,367
Dell International LLC/EMC Corp.	6.02%	6/15/2026	87,487,000	88,593,653
Total				145,436,441

Diversified Financial Services 3.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	1.75%	10/29/2024	62,466,000	58,047,124
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	2.875%	8/14/2024	30,354,000	28,879,883
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.15%	2/15/2024	19,000,000	18,537,311
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	1/15/2025	22,804,000	21,740,117
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	27,911,000	27,645,971
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	6.50%	7/15/2025	23,021,000	23,112,164
Air Lease Corp.	4.25%	2/1/2024	14,901,000	14,695,628
Aircastle Ltd.	4.40%	9/25/2023	52,900,000	52,481,316
Aircastle Ltd.	5.00%	4/1/2023	39,893,000	39,836,891
Aircastle Ltd.†	5.25%	8/11/2025	62,465,000	60,952,097
Ally Financial, Inc.	1.45%	10/2/2023	11,837,000	11,539,699
Ally Financial, Inc.	3.875%	5/21/2024	68,920,000	67,515,051
Ally Financial, Inc.	5.125%	9/30/2024	91,001,000	90,261,731
Ally Financial, Inc.	5.75%	11/20/2025	142,452,000	139,559,035
American Express Co.	3.95%	8/1/2025	43,864,000	42,591,193
American Express Co.	4.90%	2/13/2026	52,402,000	52,009,282
American Express Co.	5.85%	11/5/2027	18,746,000	19,308,613
Aviation Capital Group LLC†	1.95%	1/30/2026	44,811,000	39,607,058
Aviation Capital Group LLC†	3.875%	5/1/2023	59,242,000	59,003,717
Aviation Capital Group LLC†	5.50%	12/15/2024	56,550,000	55,842,619
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.125%	2/21/2026	23,269,000	20,393,363
Avolon Holdings Funding Ltd. (Ireland)†(e)	3.95%	7/1/2024	20,307,000	19,646,642
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%	4/15/2026	31,030,000	28,816,275
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.375%	5/1/2026	19,759,000	18,396,269
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%	10/1/2023	112,721,000	112,351,713
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%	5/15/2024	47,066,000	46,338,503
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%	1/15/2026	20,268,000	19,626,297
Bread Financial Holdings, Inc.†	4.75%	12/15/2024	84,690,000	78,587,678

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	$57,232,000	$53,630,782
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	44,309,000	43,332,234
Capital One Financial Corp.	5.054% (SOFR + .69%)	#	12/6/2024	51,930,000	51,608,189
Navient Corp.	5.875%		10/25/2024	80,407,000	78,248,474
Navient Corp.	6.125%		3/25/2024	100,605,000	99,968,170
Navient Corp.	6.75%		6/25/2025	15,905,000	15,698,235
Navient Corp.	7.25%		9/25/2023	30,672,000	30,791,467
OneMain Finance Corp.	6.125%		3/15/2024	51,823,000	51,152,192
OneMain Finance Corp.	8.25%		10/1/2023	22,427,000	22,615,408
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%		3/15/2023	54,041,000	53,996,863
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%		2/15/2024	120,847,000	119,449,714
Total					1,887,814,968

Electric 3.22%
AES Corp. (The)†	3.30%		7/15/2025	75,993,000	71,439,815
Alexander Funding Trust†	1.841%		11/15/2023	88,422,000	85,449,842
American Electric Power Co., Inc.	2.031%		3/15/2024	36,211,000	34,889,226
American Electric Power Co., Inc.	5.75%		11/1/2027	30,708,000	31,427,070
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%		5/1/2023	74,470,000	74,245,491
Calpine Corp.†	5.25%		6/1/2026	19,154,000	18,380,284
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	10,475,000	10,434,432
Comision Federal de Electricidad (Mexico)(e)	4.75%		2/23/2027	15,983,000	15,221,330
Constellation Energy Generation LLC	5.60%		3/1/2028	40,111,000	40,241,947
DTE Energy Co.	4.22%		11/1/2024	37,572,000	36,768,910
Duke Energy Corp.	2.65%		9/1/2026	31,488,000	28,778,536
Duke Energy Corp.	4.30%		3/15/2028	35,827,000	34,240,458
Duke Energy Corp.	5.00%		12/8/2025	19,430,000	19,314,838
Duke Energy Corp.	5.00%		12/8/2027	17,487,000	17,365,629
Eskom Holdings SOC Ltd. (South Africa)†(e)	7.125%		2/11/2025	19,533,000	19,233,950
Evergy Missouri West, Inc.†	5.15%		12/15/2027	23,835,000	23,640,072
Exelon Corp.	5.15%		3/15/2028	39,656,000	39,322,562
Fells Point Funding Trust†	3.046%		1/31/2027	92,084,946	83,963,545
FirstEnergy Corp.	2.05%		3/1/2025	71,006,000	66,546,430
FirstEnergy Transmission LLC†	4.35%		1/15/2025	125,751,000	122,079,179
Florida Power & Light Co.	5.05%		4/1/2028	21,338,000	21,310,261
IPALCO Enterprises, Inc.	3.70%		9/1/2024	18,119,000	17,511,413
Israel Electric Corp. Ltd. (Israel)†(e)	6.875%		6/21/2023	31,698,000	31,809,513

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Jersey Central Power & Light Co.†	4.70%		4/1/2024	$62,463,000	$61,681,046
NextEra Energy Capital Holdings, Inc.(a)	6.051%		3/1/2025	48,224,000	48,543,413
NRG Energy, Inc.†	3.75%		6/15/2024	90,412,000	87,615,311
Pacific Gas and Electric Co.	3.15%		1/1/2026	120,471,909	111,829,876
Pacific Gas and Electric Co.	3.75%		2/15/2024	10,706,000	10,469,208
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	41,715,000	42,693,773
Southern Co. (The)	5.113%		8/1/2027	63,530,000	62,793,753
Vistra Operations Co. LLC†	3.55%		7/15/2024	154,448,000	148,344,530
Vistra Operations Co. LLC†	4.875%		5/13/2024	59,198,000	58,082,710
Total					1,575,668,353

Electronics 0.05%
Arrow Electronics, Inc.	6.125%		3/1/2026	24,194,000	24,209,139

Energy-Alternate Sources 0.14%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026	42,701,000	40,084,710
Greenko Dutch BV (Netherlands)†(e)	3.85%		3/29/2026	30,892,340	27,345,899
Total					67,430,609

Entertainment 0.15%
Warnermedia Holdings, Inc.†	3.428%		3/15/2024	59,012,000	57,610,413
Warnermedia Holdings, Inc.†	3.638%		3/15/2025	10,000,000	9,540,978
Warnermedia Holdings, Inc.†	6.203% (SOFR Index + 1.78%)	#	3/15/2024	7,447,000	7,499,060
Total					74,650,451

Food 0.08%
NBM US Holdings, Inc.†	7.00%		5/14/2026	43,000,000	41,688,070

Forest Products & Paper 0.04%
Suzano Austria GmbH (Brazil)†(e)	5.75%		7/14/2026	18,736,000	18,803,076

Gas 0.54%
Brooklyn Union Gas Co. (The)†	4.632%		8/5/2027	54,747,000	52,408,434
CenterPoint Energy Resources Corp.	5.25%		3/1/2028	26,355,000	26,344,257
National Fuel Gas Co.	5.20%		7/15/2025	9,650,000	9,529,022
National Fuel Gas Co.	5.50%		1/15/2026	106,751,000	106,378,648
National Fuel Gas Co.	7.395%		3/30/2023	3,993,000	3,993,140
ONE Gas, Inc.	1.10%		3/11/2024	22,804,000	21,813,213
Southwest Gas Corp.	5.80%		12/1/2027	41,220,000	42,108,292
Total					262,575,006

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Hand/Machine Tools 0.16%
Regal Rexnord Corp.†	6.05%	2/15/2026	$31,353,000	$31,118,064
Regal Rexnord Corp.†	6.05%	4/15/2028	45,985,000	44,987,991
Total				76,106,055

Health Care-Products 0.11%
GE HealthCare Technologies, Inc.†	5.55%	11/15/2024	7,900,000	7,884,543
GE HealthCare Technologies, Inc.†	5.60%	11/15/2025	45,212,000	45,304,421
Total				53,188,964

Health Care-Services 0.98%
Centene Corp.	2.45%	7/15/2028	55,420,000	46,588,269
Centene Corp.	4.25%	12/15/2027	116,306,000	107,577,235
Elevance Health, Inc.	4.90%	2/8/2026	24,324,000	24,035,879
HCA, Inc.	5.00%	3/15/2024	12,641,000	12,560,122
HCA, Inc.	5.25%	4/15/2025	191,891,000	190,075,960
HCA, Inc.	5.25%	6/15/2026	26,757,000	26,353,642
HCA, Inc.	5.375%	2/1/2025	8,520,000	8,443,442
Humana, Inc.(a)	5.70%	3/13/2026	32,237,000	32,253,564
Humana, Inc.	5.75%	3/1/2028	31,220,000	31,810,233
Total				479,698,346

Home Builders 0.11%
Lennar Corp.	4.875%	12/15/2023	15,364,000	15,269,477
Toll Brothers Finance Corp.	4.375%	4/15/2023	16,223,000	16,195,501
Toll Brothers Finance Corp.	4.875%	11/15/2025	24,292,000	23,979,486
Total				55,444,464

Housewares 0.07%
Newell Brands, Inc.	4.45%	4/1/2026	34,136,000	32,310,919

Insurance 1.60%
Aon Corp.	8.205%	1/1/2027	62,792,000	66,304,898
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	89,625,366
CNO Global Funding †	1.75%	10/7/2026	29,008,000	25,541,400
Corebridge Financial, Inc.†	3.50%	4/4/2025	25,000,000	23,922,141
Equitable Financial Life Global Funding†	5.45%	3/3/2028	57,392,000	57,324,851
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	29,967,000	29,999,669
F&G Global Funding†	0.90%	9/20/2024	31,336,000	28,873,503
F&G Global Funding†	1.75%	6/30/2026	29,365,000	26,026,614
F&G Global Funding†	2.30%	4/11/2027	58,675,000	51,473,077
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	58,740,000	58,344,756

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
GA Global Funding Trust†	0.80%	9/13/2024	$50,588,000	$46,597,475
GA Global Funding Trust†	3.85%	4/11/2025	58,346,000	55,720,853
Jackson Financial, Inc.	5.17%	6/8/2027	37,759,000	37,412,600
Jackson National Life Global Funding†	1.75%	1/12/2025	30,601,000	28,345,212
Jackson National Life Global Funding†	5.50%	1/9/2026	32,581,000	32,596,230
Kemper Corp.	4.35%	2/15/2025	25,199,000	24,576,507
Metropolitan Life Global Funding I†	4.05%	8/25/2025	29,100,000	28,268,494
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	21,075,223
Pricoa Global Funding I†	4.20%	8/28/2025	13,633,000	13,260,116
Protective Life Global Funding†	5.366%	1/6/2026	37,830,000	38,039,804
Total				783,328,789

Internet 0.90%
Amazon.com, Inc.	4.55%	12/1/2027	95,833,000	94,792,375
Netflix, Inc.†	3.625%	6/15/2025	57,545,000	55,205,796
Netflix, Inc.	4.375%	11/15/2026	159,741,000	154,227,540
Netflix, Inc.	5.875%	2/15/2025	83,995,000	84,643,861
Prosus NV (Netherlands)†(e)	3.257%	1/19/2027	60,280,000	53,647,024
Total				442,516,596

Iron-Steel 0.03%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%	7/15/2026	13,849,000	13,329,935

Lodging 0.30%
Hyatt Hotels Corp.	1.30%	10/1/2023	101,486,000	99,190,195
Hyatt Hotels Corp.	1.80%	10/1/2024	39,327,000	37,113,555
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	8,311,000	8,293,671
Total				144,597,421

Machinery-Diversified 0.29%
CNH Industrial NV (United Kingdom)(e)	4.50%	8/15/2023	48,535,000	48,289,367
Granite US Holdings Corp.†	11.00%	10/1/2027	16,193,000	17,083,615
Westinghouse Air Brake Technologies Corp.	4.375%	8/15/2023	25,687,000	25,517,664
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	52,901,000	52,137,087
Total				143,027,733

Media 0.26%
AMC Networks, Inc.	4.75%	8/1/2025	3,004,000	2,843,819
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75%	2/15/2028	39,076,000	35,239,322

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media (continued)
FactSet Research Systems, Inc.	2.90%	3/1/2027	$30,768,000	$28,368,002
Univision Communications, Inc.†	5.125%	2/15/2025	64,645,000	63,000,431
Total				129,451,574

Mining 1.66%
Alcoa Nederland Holding BV (Netherlands)†(e)	5.50%	12/15/2027	88,361,000	85,710,170
Alcoa Nederland Holding BV (Netherlands)†(e)	6.125%	5/15/2028	12,615,000	12,419,117
Anglo American Capital plc (United Kingdom)†(e)	3.625%	9/11/2024	113,828,000	110,036,065
Anglo American Capital plc (United Kingdom)†(e)	4.875%	5/14/2025	50,235,000	49,198,220
First Quantum Minerals Ltd. (Canada)†(e)	7.50%	4/1/2025	55,478,000	53,866,127
Freeport Indonesia PT (Indonesia)†(e)	4.763%	4/14/2027	31,203,000	30,097,080
Freeport-McMoRan, Inc.	3.875%	3/15/2023	26,839,000	26,834,706
Freeport-McMoRan, Inc.	4.55%	11/14/2024	50,600,000	49,710,029
Glencore Funding LLC†	1.625%	4/27/2026	47,997,000	42,623,471
Glencore Funding LLC†	4.00%	3/27/2027	50,850,000	48,304,882
Glencore Funding LLC†	4.125%	5/30/2023	87,965,000	87,680,117
Glencore Funding LLC†	4.125%	3/12/2024	83,462,000	82,211,042
Glencore Funding LLC†	4.625%	4/29/2024	93,206,000	91,977,771
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	43,332,000	43,358,033
Total				814,026,830

Miscellaneous Manufacturing 0.05%
Parker-Hannifin Corp.	3.65%	6/15/2024	23,011,000	22,502,132

Oil & Gas 3.20%
Aker BP ASA (Norway)†(e)	2.00%	7/15/2026	96,528,000	85,669,949
Continental Resources, Inc.†	2.268%	11/15/2026	82,515,000	71,950,688
Continental Resources, Inc.	3.80%	6/1/2024	153,490,000	149,846,745
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	75,051,064
Continental Resources, Inc.	4.50%	4/15/2023	41,599,000	41,532,302
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	93,918,000	90,730,893
Devon Energy Corp.	5.25%	9/15/2024	74,848,000	74,524,172
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,011,794
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,558,945
Devon Energy Corp.	8.25%	8/1/2023	26,781,000	26,975,246
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	20,189,000	19,501,060
Eni SpA (Italy)†(e)	4.00%	9/12/2023	29,551,000	29,261,717
EQT Corp.†	3.125%	5/15/2026	53,518,000	49,017,463
EQT Corp.	3.90%	10/1/2027	48,500,000	44,399,810
EQT Corp.	5.678%	10/1/2025	28,000,000	27,664,004

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
EQT Corp.	6.125%		2/1/2025	$103,028,000	$103,282,995
Matador Resources Co.	5.875%		9/15/2026	103,210,000	99,626,747
OGX Austria GmbH (Brazil)†(e)(f)	8.50%		6/1/2018	31,150,000	623
Ovintiv Exploration, Inc.	5.375%		1/1/2026	70,306,000	69,726,604
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	26,480,000	24,248,751
PDC Energy, Inc.	5.75%		5/15/2026	45,491,000	43,505,823
PDC Energy, Inc.	6.125%		9/15/2024	16,511,000	16,372,431
Permian Resources Operating LLC†	7.75%		2/15/2026	20,369,000	20,085,565
Petroleos Mexicanos (Mexico)(e)	6.875%		8/4/2026	107,565,000	102,852,491
Suncor Energy, Inc. (Canada)(e)	7.875%		6/15/2026	22,444,000	23,867,059
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	2.625%		8/15/2025	60,401,000	53,969,320
Viper Energy Partners LP†	5.375%		11/1/2027	48,216,000	45,890,542
Vital Energy, Inc.	9.50%		1/15/2025	71,508,000	72,154,075
Total					1,567,278,878

Oil & Gas Services 0.06%
Oceaneering International, Inc.	4.65%		11/15/2024	28,663,000	27,618,793

Pharmaceuticals 1.04%
Bayer US Finance II LLC†	3.875%		12/15/2023	138,894,000	137,048,931
Bayer US Finance II LLC†	4.25%		12/15/2025	101,873,000	98,574,521
Bayer US Finance II LLC†	5.779% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	125,880,000	126,222,749
Cigna Group (The)	5.682% (3 Mo. LIBOR + .89%)	#	7/15/2023	43,170,000	43,246,994
Cigna Group (The)(a)	5.685%		3/15/2026	60,322,000	60,320,793
CVS Health Corp.	4.30%		3/25/2028	47,957,000	45,864,132
Total					511,278,120

Pipelines 1.51%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	176,876,000	177,533,269
DCP Midstream Operating LP	5.375%		7/15/2025	23,345,000	23,082,511
Energy Transfer LP	4.25%		3/15/2023	65,435,000	65,413,489
Energy Transfer LP	5.875%		1/15/2024	87,329,000	87,426,946
MPLX LP	4.00%		2/15/2025	14,400,000	13,979,823
NOVA Gas Transmission Ltd. (Canada)(e)	7.875%		4/1/2023	11,089,000	11,100,881
ONEOK, Inc.	7.50%		9/1/2023	28,775,000	28,910,446
Plains All American Pipeline LP/PAA Finance Corp.	3.60%		11/1/2024	40,469,000	39,173,454
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	50,709,000	49,499,138

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	$134,798,000	$134,788,959
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	85,876,000	86,918,105
Williams Cos., Inc. (The)	5.40%		3/2/2026	20,157,000	20,166,231
Total					737,993,252

Real Estate 0.02%
American Tower Corp.	3.60%		1/15/2028	12,874,000	11,791,164

REITS 1.36%
American Tower Corp.	1.50%		1/31/2028	58,078,000	47,953,784
American Tower Corp.	1.60%		4/15/2026	9,453,000	8,415,492
American Tower Corp.	3.65%		3/15/2027	58,606,000	54,597,319
American Tower Corp.	5.50%		3/15/2028	51,148,000	50,991,487
Brixmor Operating Partnership LP	3.65%		6/15/2024	39,260,000	38,029,325
Crown Castle, Inc.	5.00%		1/11/2028	30,651,000	30,202,314
EPR Properties	4.50%		6/1/2027	33,896,000	30,184,325
EPR Properties	4.75%		12/15/2026	27,038,000	24,722,383
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	25,105,000	24,602,325
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	11,000,000	10,738,145
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	37,910,000	32,925,783
Kilroy Realty LP	4.375%		10/1/2025	7,275,000	6,989,037
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	77,732,000	73,498,563
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	40,353,000	36,578,056
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	12,193,000	11,387,359
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	11,459,000	11,007,286
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	54,255,000	53,919,982
Vornado Realty LP	2.15%		6/1/2026	17,704,000	15,179,168
Vornado Realty LP	3.50%		1/15/2025	23,249,000	21,936,514
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%		9/17/2024	87,757,000	83,726,584
Total					667,585,231

Retail 0.04%
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026	23,956,000	22,013,408

Savings & Loans 0.13%
Nationwide Building Society (United Kingdom)†(e)	3.766% (3 Mo. LIBOR + 1.06%)	#	3/8/2024	9,091,000	9,089,173

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Savings & Loans (continued)
Nationwide Building Society (United Kingdom)†(e)	4.00%		9/14/2026	$19,128,000	$17,914,070
Nationwide Building Society (United Kingdom)†(e)	5.865% (SOFR + 1.29%)	#	2/16/2028	40,000,000	38,863,952
Total					65,867,195

Semiconductors 0.89%
Intel Corp.	4.875%		2/10/2026	30,617,000	30,329,966
Intel Corp.	4.875%		2/10/2028	26,792,000	26,409,838
Microchip Technology, Inc.	0.972%		2/15/2024	95,426,000	91,218,626
Microchip Technology, Inc.	2.67%		9/1/2023	126,267,000	124,355,266
Microchip Technology, Inc.	4.25%		9/1/2025	54,763,000	53,047,728
Microchip Technology, Inc.	4.333%		6/1/2023	64,279,000	64,076,110
Qorvo, Inc.†	1.75%		12/15/2024	30,312,000	28,119,988
SK Hynix, Inc. (South Korea)†(e)	1.50%		1/19/2026	19,257,000	16,868,428
Total					434,425,950

Shipbuilding 0.06%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	28,692,000	27,569,511

Software 0.40%
Fidelity National Information Services, Inc.	4.50%		7/15/2025	23,560,000	23,036,981
Fiserv, Inc.	5.45%		3/2/2028	40,011,000	39,981,393
Oracle Corp.	2.30%		3/25/2028	76,928,000	66,796,769
Oracle Corp.	2.50%		4/1/2025	13,674,000	12,896,162
Oracle Corp.	4.50%		5/6/2028	16,399,000	15,777,801
Take-Two Interactive Software, Inc.	3.30%		3/28/2024	30,333,000	29,639,481
Take-Two Interactive Software, Inc.	3.55%		4/14/2025	7,107,000	6,825,570
Total					194,954,157

Telecommunications 0.68%
Altice France SA (France)†(e)	8.125%		2/1/2027	119,348,000	111,697,793
Sprint LLC	7.125%		6/15/2024	5,543,000	5,617,831
Sprint LLC	7.875%		9/15/2023	15,050,000	15,204,098
T-Mobile USA, Inc.	2.05%		2/15/2028	55,036,000	47,256,542
T-Mobile USA, Inc.	2.25%		2/15/2026	58,311,000	53,095,619
T-Mobile USA, Inc.	2.625%		4/15/2026	22,727,000	20,844,027
T-Mobile USA, Inc.	3.75%		4/15/2027	30,084,000	28,294,918
Verizon Communications, Inc.	2.10%		3/22/2028	56,848,000	49,087,157
Total					331,097,985

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies 0.04%
Hasbro, Inc.	3.00%		11/19/2024	$21,329,000	$20,456,003

Transportation 0.04%
Pelabuhan Indonesia Persero PT (Indonesia)†(e)	4.50%		5/2/2023	20,485,000	20,439,094

Trucking & Leasing 0.02%
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	11,807,000	11,529,865
Total Corporate Bonds (cost $24,099,004,905)					23,084,937,544

FLOATING RATE LOANS(g) 3.95%

Chemicals 0.35%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.306% (3 Mo. LIBOR + 1.25%)		2/1/2024	70,561,659	70,385,255
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	6.681% (3 Mo. LIBOR + 1.88%)		1/17/2025	101,864,407	101,609,746
Total					171,995,001

Diversified Financial Services 0.09%
Cowen Inc Term Loan B	7.433% (6 Mo. LIBOR + 3.25%)		3/24/2028	43,205,037	43,225,344

Entertainment 0.07%
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(e)	–	(h)	7/21/2026	34,979,270	34,975,422

Financial 0.02%
LPL Holdings, Inc. 2019 Term Loan B1	–	(h)	11/12/2026	11,570,496	11,561,471

Food Service 0.09%
Aramark Services, Inc. 2018 Term Loan B3	6.385% (1 Mo. LIBOR + 1.75%)		3/11/2025	41,799,283	41,786,325

Health Care Products 0.08%
Baxter Intl Inc 2021 Delayed Draw Term Loan Tranche 1(i)	–	(h)	9/30/2024	16,500,000	16,438,125
Baxter Intl Inc 2021 Delayed Draw Term Loan Tranche 2(i)	–	(h)	9/30/2026	23,181,250	22,703,253	(j)
Total					39,141,378

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Services 0.16%
HCA Inc. 2021 Term Loan A	–	(h)	6/30/2026	$37,700,000	$37,747,125
Humana Inc. Delayed Draw Term Loan	5.885% (1 Mo. LIBOR + 1.25%)		5/28/2024	39,204,132	39,179,629
Total					76,926,754

Internet 0.53%
Comcast Hulu Holdings, LLC Term Loan A	5.51% (1 Mo. LIBOR + 0.88%)		3/15/2024	259,815,091	258,191,247

Lodging 0.25%
Hilton Domestic Operating Company, Inc. 2019 Term Loan B2	6.455% (3 Mo. Term SOFR + 1.75%)		6/22/2026	81,059,835	81,048,082
Resorts World Las Vegas LLC Term Loan A	6.14% (1 Mo. LIBOR + 1.50%)		4/16/2024	25,375,000	25,248,125
Wynn Resorts, Limited 2019 Term Loan A	6.39% (1 Mo. LIBOR + 1.75%)		9/20/2024	18,126,216	17,854,323
Total					124,150,530

Machinery: Industrial/Specialty 0.05%
Granite Holdings U.S. Acquisition Co. 2021 Term Loan B	8.75% (3 Mo. LIBOR + 4.00%)		9/30/2026	24,783,731	24,783,855

Media 0.52%
Charter Communications Operating, LLC 2019 Term Loan B1	6.368% (1 Mo. LIBOR + 1.75%)		4/30/2025	253,206,050	253,222,508

Pharmaceuticals 0.16%
Horizon Therapeutics USA Inc. 2021 Term Loan B2	6.375% (1 Mo. LIBOR + 1.75%)		3/15/2028	71,129,152	71,140,177
Horizon Therapeutics USA Inc. Term Loan B1	6.625% (1 Mo. LIBOR + 2.00%)		5/22/2026	4,678,740	4,679,231
Total					75,819,408

Pipelines 0.10%
Buckeye Partners, L.P. 2021 Term Loan B	6.816% (1 Mo. LIBOR + 2.25%)		11/1/2026	49,416,260	49,431,579

Real Estate Investment Trusts 0.65%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	5.75% (1 Mo. LIBOR + 1.13%)		12/8/2023	71,504,483	71,236,341

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP 2020 Term Loan A	5.635% (3 Mo. LIBOR + 1.00%)		1/31/2025	$251,281,186	$246,883,766
Total					318,120,107

Retail 0.15%
Panera Bread Company 2021 Term Loan	7.461% (1 Mo. LIBOR + 2.80%)		6/21/2023	75,333,333	75,615,833

Software 0.23%
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	8.64% (1 Mo. LIBOR + 4.00%)		4/26/2024	78,989,647	78,954,102
Signify Health, LLC 2021 Term Loan B	7.73% (3 Mo. LIBOR + 3.00%)		6/22/2028	35,083,622	35,127,476
Total					114,081,578

Telecommunications 0.09%
CenturyLink, Inc. 2020 Term Loan A	6.64% (1 Mo. LIBOR + 2.00%)		1/31/2025	21,121,162	20,355,520
Maxar Technologies Ltd. 2022 Term Loan B (Canada)(e)	8.968% (1 Mo. Term SOFR + 4.25%)		6/14/2029	23,810,175	23,879,939
Total					44,235,459

Transportation 0.33%
XPO Logistics, Inc. 2018 Term Loan B	6.33% (1 Mo. LIBOR + 1.75%)		2/24/2025	163,001,840	162,930,934

Utilities 0.03%
Calpine Construction Finance Company, L.P. 2017 Term Loan B	–	(h)	1/15/2025	13,793,192	13,795,123
Total Floating Rate Loans (cost $1,939,421,034)					1,933,989,856

FOREIGN GOVERNMENT OBLIGATIONS(e) 0.06%

Hong Kong
Airport Authority† (cost $27,675,966)	4.875%		1/12/2026	27,698,000	27,635,339

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.155%	#(k)	11/25/2026	511,160,072	3,004,292
Federal Home Loan Mortgage Corp. K722 X1	1.352%	#(k)	3/25/2023	719,347	81
Government National Mortgage Assoc. 2013-193 IO	0.178%	#(k)	1/16/2055	855,507	59,657

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2014-112 A	3.00%	#(k)	1/16/2048	$7,961,652	$7,168,197
Government National Mortgage Assoc. 2014-15 IO	0.595%	#(k)	8/16/2054	36,896	27,791	(c)
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	2,246,579	2,160,335
Government National Mortgage Assoc. 2014-78 IO	0.007%	#(k)	3/16/2056	9,065,312	29,486
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	1,768,548	1,727,357
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $17,308,472)					14,177,196

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.46%
Federal Home Loan Bank Discount Notes	Zero Coupon		3/14/2023	112,733,000	112,554,070
Federal Home Loan Mortgage Corp.	2.826% (12 Mo. LIBOR + 1.66%)	#	2/1/2038	2,050,003	2,063,743
Federal Home Loan Mortgage Corp.	2.999% (12 Mo. LIBOR + 1.84%)	#	6/1/2042	3,577,652	3,614,532
Federal Home Loan Mortgage Corp.	3.436% (12 Mo. LIBOR + 1.71%)	#	4/1/2037	3,097,045	3,130,488
Federal Home Loan Mortgage Corp.	3.567% (12 Mo. LIBOR + 1.76%)	#	5/1/2037	1,722,215	1,750,049
Federal Home Loan Mortgage Corp.	3.80% (12 Mo. LIBOR + 1.79%)	#	5/1/2036	1,702,177	1,719,731
Federal Home Loan Mortgage Corp.	3.82% (12 Mo. LIBOR + 1.80%)	#	6/1/2041	1,542,785	1,571,234
Federal Home Loan Mortgage Corp.	3.852% (12 Mo. LIBOR + 1.81%)	#	10/1/2038	1,807,772	1,834,320
Federal Home Loan Mortgage Corp.	3.873% (12 Mo. LIBOR + 1.92%)	#	9/1/2036	4,782,774	4,863,566
Federal Home Loan Mortgage Corp.	3.89% (12 Mo. LIBOR + 1.64%)	#	11/1/2043	399,033	395,773
Federal Home Loan Mortgage Corp.	3.915% (12 Mo. LIBOR + 1.79%)	#	12/1/2036	4,095,859	4,162,059
Federal Home Loan Mortgage Corp.	4.043% (12 Mo. LIBOR + 1.88%)	#	12/1/2040	2,394,346	2,427,919
Federal Home Loan Mortgage Corp.	4.128% (12 Mo. LIBOR + 1.88%)	#	9/1/2035	1,277,653	1,297,308
Federal Home Loan Mortgage Corp.	4.142% (12 Mo. LIBOR + 1.89%)	#	12/1/2040	303,082	303,828
Federal Home Loan Mortgage Corp.	4.207% (12 Mo. LIBOR + 1.96%)	#	2/1/2037	2,504,076	2,550,657

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	4.269% (1 Yr. Treasury CMT + 2.50%)	#	12/1/2035	$2,237,489	$2,291,215
Federal National Mortgage Assoc.	2.896% (12 Mo. LIBOR + 1.75%)	#	5/1/2042	4,533,852	4,595,609
Federal National Mortgage Assoc.	3.011% (12 Mo. LIBOR + 1.90%)	#	12/1/2038	1,394,663	1,426,791
Federal National Mortgage Assoc.	3.274% (12 Mo. LIBOR + 1.65%)	#	9/1/2036	1,701,640	1,724,202
Federal National Mortgage Assoc.	3.361% (12 Mo. LIBOR + 1.57%)	#	6/1/2038	701,614	706,677
Federal National Mortgage Assoc.	3.394% (12 Mo. LIBOR + 1.59%)	#	3/1/2038	1,973,828	2,001,158
Federal National Mortgage Assoc.	3.48% (12 Mo. LIBOR + 1.60%)	#	11/1/2036	481,265	482,747
Federal National Mortgage Assoc.	3.481% (12 Mo. LIBOR + 1.53%)	#	3/1/2039	2,018,236	2,035,825
Federal National Mortgage Assoc.	3.483% (12 Mo. LIBOR + 1.65%)	#	1/1/2038	1,001,951	1,015,620
Federal National Mortgage Assoc.	3.484% (12 Mo. LIBOR + 1.78%)	#	10/1/2036	1,753,185	1,784,664
Federal National Mortgage Assoc.	3.485% (12 Mo. LIBOR + 1.73%)	#	10/1/2036	1,962,582	2,000,577
Federal National Mortgage Assoc.	3.487% (12 Mo. LIBOR + 1.62%)	#	8/1/2037	2,973,108	3,005,690
Federal National Mortgage Assoc.	3.58% (12 Mo. LIBOR + 1.61%)	#	4/1/2038	2,242,626	2,273,626
Federal National Mortgage Assoc.	3.627% (12 Mo. LIBOR + 1.63%)	#	9/1/2038	1,954,545	1,986,185
Federal National Mortgage Assoc.	3.636% (12 Mo. LIBOR + 1.66%)	#	8/1/2038	843,135	847,435
Federal National Mortgage Assoc.	3.664% (12 Mo. LIBOR + 1.59%)	#	8/1/2034	4,181,158	4,242,097
Federal National Mortgage Assoc.	3.667% (12 Mo. LIBOR + 1.82%)	#	8/1/2041	1,575,307	1,605,002
Federal National Mortgage Assoc.	3.669% (12 Mo. LIBOR + 1.64%)	#	12/1/2036	1,840,958	1,862,559
Federal National Mortgage Assoc.	3.681% (12 Mo. LIBOR + 1.75%)	#	11/1/2038	2,813,921	2,859,996
Federal National Mortgage Assoc.	3.69% (12 Mo. LIBOR + 1.44%)	#	12/1/2035	4,247,596	4,274,874
Federal National Mortgage Assoc.	3.697% (12 Mo. LIBOR + 1.52%)	#	10/1/2035	3,410,882	3,460,041

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.728% (12 Mo. LIBOR + 1.84%)	#	7/1/2040	$583,197	$586,266
Federal National Mortgage Assoc.	3.741% (12 Mo. LIBOR + 1.51%)	#	2/1/2036	2,038,688	2,058,129
Federal National Mortgage Assoc.	3.771% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	2,078,073	2,115,029
Federal National Mortgage Assoc.	3.802% (12 Mo. LIBOR + 1.72%)	#	6/1/2042	1,170,841	1,195,661
Federal National Mortgage Assoc.	3.829% (1 Yr. Treasury CMT + 2.21%)	#	1/1/2038	1,001,256	1,020,315
Federal National Mortgage Assoc.	3.877% (12 Mo. LIBOR + 1.81%)	#	4/1/2040	976,488	991,305
Federal National Mortgage Assoc.	3.978% (12 Mo. LIBOR + 1.80%)	#	11/1/2040	5,293,429	5,397,481
Federal National Mortgage Assoc.	4.051% (12 Mo. LIBOR + 1.81%)	#	1/1/2042	4,226,743	4,312,753
Federal National Mortgage Assoc.	4.054% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	597,352	610,115
Federal National Mortgage Assoc.	4.062% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	1,107,987	1,125,898
Federal National Mortgage Assoc.	4.062% (12 Mo. LIBOR + 1.79%)	#	1/1/2041	4,508,899	4,582,561
Federal National Mortgage Assoc.	4.067% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	2,575,440	2,621,638
Federal National Mortgage Assoc.	4.084% (12 Mo. LIBOR + 1.80%)	#	1/1/2041	1,758,405	1,782,680
Federal National Mortgage Assoc.	4.346% (1 Yr. Treasury CMT + 2.24%)	#	3/1/2038	265,366	264,083
Federal National Mortgage Assoc.	5.524% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	1,919,139	1,980,046
Federal National Mortgage Assoc.	6.429% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	2,459,183	2,524,592
Federal National Mortgage Assoc.	6.528% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	3,355,294	3,447,654
Total Government Sponsored Enterprises Pass-Throughs (cost $230,059,699)					227,338,073

MUNICIPAL BONDS 0.04%

Government
State of Illinois GO (cost $20,139,452)	4.95%		6/1/2023	20,088,818	20,061,399

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.36%
1211 Avenue of the Americas Trust 2015-1211 XA†	0.242%	#(k)	8/10/2035	$214,200,000	$1,212,843
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(k)	12/25/2059	5,858,395	5,527,248
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(k)	5/25/2065	11,475,060	10,051,488
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(k)	1/20/2065	40,369,119	32,348,982
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(k)	9/25/2066	65,110,524	52,704,189
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(k)	10/25/2066	28,091,003	22,945,950
Atrium Hotel Portfolio Trust 2017-ATRM A†	5.768% (1 Mo. LIBOR + 1.18%)	#	12/15/2036	19,170,000	18,803,218
Atrium Hotel Portfolio Trust 2017-ATRM B†	6.338% (1 Mo. LIBOR + 1.50%)	#	12/15/2036	30,936,000	29,818,245
Atrium Hotel Portfolio Trust 2018-ATRM B†	6.018% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	28,355,000	27,334,903
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	6.188% (1 Mo. LIBOR + 1.60%)	#	3/15/2034	10,221,000	10,067,052
Banc of America Commercial Mortgage Trust 2016-UB10 XA	1.744%	#(k)	7/15/2049	48,063,238	1,967,618
BBCMS Mortgage Trust 2018-TALL A†	5.31% (1 Mo. LIBOR + .72%)	#	3/15/2037	43,808,000	40,890,138
BBCMS Mortgage Trust 2018-TALL E†	7.025% (1 Mo. LIBOR + 2.44%)	#	3/15/2037	36,419,000	21,894,655
BBCMS Mortgage Trust 2019-BWAY A†	5.632% (1 Mo. Term SOFR + 1.07%)	#	11/15/2034	62,710,000	58,857,800
BBCMS Mortgage Trust 2019-BWAY B†	5.986% (1 Mo. Term SOFR + 1.42%)	#	11/15/2034	26,023,000	23,907,931
BBCMS Mortgage Trust 2019-BWAY C†	6.286% (1 Mo. Term SOFR + 1.72%)	#	11/15/2034	10,000,000	9,016,817
BBCMS Mortgage Trust 2020-C7 A2	2.021%		4/15/2053	13,250,000	12,329,570
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	13,576,993	12,615,646
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264,000	36,556,598
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	27,361,950	26,902,023
BB-UBS Trust 2012-TFT B†	3.559%	#(k)	6/5/2030	7,850,000	7,141,109
BB-UBS Trust 2012-TFT C†	3.559%	#(k)	6/5/2030	14,354,000	12,116,298
BDS Ltd. 2021-FL8 A†	5.511% (1 Mo. LIBOR + .92%)	#	1/18/2036	10,285,111	10,099,738
Benchmark Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000,000	4,837,312
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	28,550,000	25,674,044
BHMS 2018-ATLS D†	6.838% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	39,450,000	37,193,275

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BHP Trust 2019-BXHP A†	5.563% (1 Mo. LIBOR + .98%)	#	8/15/2036	$67,794,419	$66,485,492
BWAY Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	3,511,815	3,354,322
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(k)	3/10/2033	103,040,000	711,038
BX 2021-MFM1 A†	5.377% (1 Mo. LIBOR + .70%)	#	1/15/2034	10,254,142	10,102,981
BX Commercial Mortgage Trust 2019-IMC A†	5.588% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	3,690,000	3,627,458
BX Commercial Mortgage Trust 2019-XL A†	5.597% (1 Mo. Term SOFR + 1.03%)	#	10/15/2036	16,523,130	16,448,665
BX Commercial Mortgage Trust 2021-ACNT A†	5.438% (1 Mo. LIBOR + .85%)	#	11/15/2038	50,890,000	50,085,841
BX Commercial Mortgage Trust 2021-XL2 A†	5.277% (1 Mo. LIBOR + .69%)	#	10/15/2038	41,322,225	40,336,855
BX Trust 2019-OC11 XA†	0.742%	#(k)	12/9/2041	561,200,000	22,839,044
BX Trust 2019-RP B†	6.083% (1 Mo. LIBOR + 1.50%)	#	6/15/2034	17,480,000	17,091,021
BX Trust 2021-ARIA E†	6.833% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	194,985,000	184,324,566
BX Trust 2021-ARIA F†	7.182% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	69,150,000	64,790,210
BX Trust 2021-RISE A†	5.336% (1 Mo. LIBOR + .75%)	#	11/15/2036	65,700,000	64,377,978
BX Trust 2022-LBA6 A†	5.562% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	51,380,000	50,545,173
BX Trust 2022-PSB A†	7.013% (1 Mo. Term SOFR + 2.45%)	#	8/15/2039	54,064,510	54,216,852
BXHPP Trust 2021-FILM A†	5.238% (1 Mo. LIBOR + .65%)	#	8/15/2036	154,270,000	146,339,998
BXHPP Trust 2021-FILM B†	5.488% (1 Mo. LIBOR + .90%)	#	8/15/2036	38,250,000	36,126,257
BXMT Ltd. 2021-FL4 A†	5.638% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	57,000,000	56,135,234
BXP Trust 2017-CQHP A†	5.438% (1 Mo. LIBOR + .85%)	#	11/15/2034	41,359,000	39,891,818
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(k)	5/15/2052	5,498,000	5,066,952
CF Trust 2019-BOSS A1†	7.838% (1 Mo. LIBOR + 3.25%)	#	12/15/2024	63,488,000	59,414,629

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.606%	#(k)	5/10/2058	$58,920,010	$2,209,553
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.092%	#(k)	11/10/2049	145,843,971	4,450,152
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.66%	#(k)	12/10/2054	136,168,114	2,823,310
Citigroup Commercial Mortgage Trust 2012-GC8 XB†	Zero Coupon	#(k)	9/10/2045	142,011,890	1,420
Citigroup Commercial Mortgage Trust 2013-GC11 XA	0.838%	#(k)	4/10/2046	3,787,469	207
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/11/2047	3,995,041	3,934,195
Citigroup Commercial Mortgage Trust 2014-GC21 XA	1.123%	#(k)	5/10/2047	153,382,354	1,505,478
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.21%	#(k)	7/10/2047	120,131,000	320,870
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	3,014,531	2,946,155
Citigroup Commercial Mortgage Trust 2015-GC27 XA	1.306%	#(k)	2/10/2048	95,148,709	1,768,653
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.335%	#(k)	6/10/2048	223,508,834	1,488,479
Citigroup Commercial Mortgage Trust 2015-GC35 XA	0.721%	#(k)	11/10/2048	150,936,357	2,308,843
Citigroup Commercial Mortgage Trust 2016-GC36 A5	3.616%		2/10/2049	16,900,000	15,889,015
Citigroup Commercial Mortgage Trust 2016-GC36 XA	1.211%	#(k)	2/10/2049	91,071,223	2,436,784
Citigroup Commercial Mortgage Trust 2016-GC37 A4	3.314%		4/10/2049	46,275,000	43,422,651
Citigroup Commercial Mortgage Trust 2016-GC37 XA	1.654%	#(k)	4/10/2049	51,211,560	1,979,020
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	3,171,409	3,165,869
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(k)	8/25/2066	11,111,834	8,842,076
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	5.792%	#(k)	7/10/2046	11,086,517	10,779,294
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	3,874,307	3,502,559
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.182%	#(k)	10/15/2045	47,011,579	4,523
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	15,144,369	15,025,664

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.063%	#(k)	3/10/2046	$45,093,935	$3,982
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.222%	#(k)	6/10/2046	161,592,599	3,264
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	786,544	783,112
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751,000	7,550,747
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	11,256,012	10,821,597
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150,000	9,830,572
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.93%	#(k)	8/10/2047	67,900,432	652,768
Commercial Mortgage Pass-Through Certificates 2014-CR21 A3	3.528%		12/10/2047	4,389,802	4,238,478
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA	0.834%	#(k)	12/10/2047	95,733,394	1,115,706
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA	0.662%	#(k)	10/10/2047	82,016,414	655,639
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A3	3.546%		6/10/2047	5,773,954	5,616,601
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342,000	12,963,924
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	25,610,000	24,824,672
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA	0.833%	#(k)	9/10/2047	183,455,337	1,839,360
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942,045	16,310,834
Commercial Mortgage Pass-Through Certificates 2015-DC1 A5	3.35%		2/10/2048	33,734,000	32,235,549
Commercial Mortgage Pass-Through Certificates 2015-LC21 A4	3.708%		7/10/2048	17,723,000	16,928,065
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	45,504,000	43,809,936
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA†	0.403%	#(k)	7/10/2050	125,757,120	888,763
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA IO	1.366%	#(k)	8/10/2049	98,877,465	3,350,868
Connecticut Avenue Securities Trust 2022-R04 1M1†	6.484% (1 Mo. SOFR + 2.00%)	#	3/25/2042	22,125,676	22,214,285

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust 2022-R08 1M1†	7.034% (1 Mo. SOFR + 2.55%)	#	7/25/2042	$37,664,661	$38,065,902
Connecticut Avenue Securities Trust 2023-R01 1M1†	6.892% (1 Mo. SOFR + 2.40%)	#	12/25/2042	23,859,377	24,051,550
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	5,029,901	4,927,956
Credit Suisse Mortgage Capital Certificates Trust 2014-USA A1†	3.304%		9/15/2037	8,931,112	8,090,895
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1 IO†	0.54%	#(k)	9/15/2037	113,021,624	1,200,493
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	5.538% (1 Mo. LIBOR + .95%)	#	12/15/2030	18,561,000	17,660,088
Credit Suisse Mortgage Capital Certificates Trust 2020-NQM1 A1†	1.208%		5/25/2065	14,300,324	12,937,922
Credit Suisse Mortgage Capital Certificates Trust 2021-4SZN A†	8.53% (1 Mo. Term SOFR + 3.97%)	#	11/15/2023	135,000,000	131,992,160
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	5.988% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	40,940,000	38,926,522
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(k)	3/25/2056	21,091,216	16,866,907
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE B†	6.545% (1 Mo. LIBOR + 1.96%)	#	12/15/2036	23,751,000	22,947,881
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE C†	7.295% (1 Mo. LIBOR + 2.71%)	#	12/15/2036	11,386,000	11,139,124
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE D†	8.145% (1 Mo. LIBOR + 3.56%)	#	12/15/2036	11,443,000	11,199,178
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(k)	5/25/2065	14,597,553	12,351,724
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(k)	4/25/2066	26,851,860	21,915,811
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM5 A1†	0.938%	#(k)	5/25/2066	6,220,676	4,892,450
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM6 A1†	1.174%	#(k)	7/25/2066	30,880,104	24,730,282

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(k)	10/25/2066	$23,041,340	$19,112,250
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A3†	2.064%	#(k)	10/25/2066	16,820,178	13,617,832
Credit Suisse Mortgage Capital Certificates Trust 2021-SRDC A†	8.733% (1 Mo. LIBOR + 4.14%)	#	11/15/2023	25,000,000	25,405,498
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(k)	11/25/2066	64,531,775	56,049,661
CS Master Trust 2021-AHP A†	8.53% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	83,500,000	83,358,134
CS Master Trust 2021-BLUF A†	8.758% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	47,600,000	47,312,258
CS Master Trust 2021-MV A†	8.488% (1 Mo. LIBOR + 3.90%)	#	8/15/2023	62,700,000	63,415,388
CSAIL Commercial Mortgage Trust 2016-C6 XA	1.86%	#(k)	1/15/2049	129,091,751	5,741,898
CSAIL Commercial Mortgage Trust 2016-C7 A5	3.502%		11/15/2049	26,777,993	24,942,538
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.936%	#(k)	11/15/2049	203,224,801	4,964,294
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	10,562,839	10,508,109
CSMC 2021-BPNY A†	8.302% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	64,750,000	62,044,700
CSMC Trust 2020-AFC1 A1†	2.24%	#(k)	2/25/2050	18,184,230	16,819,260
DBGS Mortgage Trust 2021-W52 A†	5.983% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	71,290,000	68,057,676
DBJPM Mortgage Trust 2016-C3 XA IO	1.424%	#(k)	8/10/2049	181,694,643	6,749,720
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268%	#(k)	5/10/2044	9,200,000	6,713,940	(c)
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	8,336,873	7,749,437
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(k)	6/10/2034	16,473,994	123,313
DCP Rights LLC A	7.381%	#(k)	1/15/2024	186,000,000	186,373,088
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(k)	8/25/2066	54,567,984	46,488,632
Eleven Madison Mortgage Trust 2015-11MD A†	3.555%	#(k)	9/10/2035	26,534,000	24,659,957
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(k)	10/25/2065	8,987,959	8,067,117
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(k)	2/25/2066	5,795,069	4,739,812
Ellington Financial Mortgage Trust 2021-3 A1†	1.241%	#(k)	9/25/2066	25,882,921	20,628,608
EQUS Mortgage Trust 2021-EQAZ B†	5.688% (1 Mo. LIBOR + 1.10%)	#	10/15/2038	13,670,726	13,323,838
Fannie Mae Connecticut Avenue Securities 2021-R02 2M1†	5.384% (1 Mo. SOFR + .90%)	#	11/25/2041	24,437,845	24,164,016
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	6.484% (1 Mo. SOFR + 2.00%)	#	11/25/2041	18,765,000	18,030,029

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	$38,308,590	$36,214,922
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	16,564,190	15,576,245
Fontainebleau Miami Beach Trust 2019-FBLU XA†	0.642%	#(k)	12/10/2036	367,400,000	3,940,145
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	5.984% (1 Mo. SOFR + 1.50%)	#	10/25/2041	27,070,000	26,032,280
Freddie Mac STACR REMIC Trust 2021-DNA7 M1†	5.334% (1 Mo. SOFR + .85%)	#	11/25/2041	27,215,270	26,790,064
Freddie Mac STACR REMIC Trust 2021-DNA7 M2†	6.284% (1 Mo. SOFR + 1.80%)	#	11/25/2041	46,980,000	45,002,715
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	5.334% (1 Mo. SOFR + .85%)	#	9/25/2041	64,664,623	62,363,701
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	5.434% (1 Mo. SOFR + .95%)	#	12/25/2041	169,651,906	164,322,902
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	5.484% (1 Mo. SOFR + 1.00%)	#	1/25/2042	44,519,854	43,820,616
Freddie Mac STACR REMIC Trust 2022-DNA3 M1A†	6.484% (1 Mo. SOFR + 2.00%)	#	4/25/2042	29,450,333	29,594,357
Freddie Mac STACR REMIC Trust 2022-DNA4 M1A†	6.684% (1 Mo. SOFR + 2.20%)	#	5/25/2042	28,257,726	28,538,082
Great Wolf Trust 2019-WOLF B†	6.01% (1 Mo. Term SOFR + 1.33%)	#	12/15/2036	33,043,000	32,455,846
Great Wolf Trust 2019-WOLF C†	6.31% (1 Mo. Term SOFR + 1.75%)	#	12/15/2036	15,540,939	15,241,478
GS Mortgage Securities Corp. Trust 2012-BWTR A†	2.954%		11/5/2034	9,225,000	6,730,500
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,390,714	39,676,733
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,044,000	28,148,433
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	2,156,298	2,094,233
GS Mortgage Securities Corp. Trust 2018-RIVR A†	5.538% (1 Mo. LIBOR + .95%)	#	7/15/2035	47,601,011	44,401,509
GS Mortgage Securities Corp. Trust 2019-70P A†	5.588% (1 Mo. LIBOR + 1.00%)	#	10/15/2036	80,163,670	77,441,272

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2019-70P B†	5.908% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	$31,297,668	$29,699,105
GS Mortgage Securities Corp. Trust 2019-SMP A†	5.738% (1 Mo. LIBOR + 1.15%)	#	8/15/2032	22,000,000	21,739,575
GS Mortgage Securities Corp. Trust 2021-ARDN A†	5.838% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	110,910,000	108,807,413
GS Mortgage Securities Corp. Trust 2021-RNT2 A†	7.688% (1 Mo. LIBOR + 3.10%)	#	11/21/2023	83,880,910	83,777,234
GS Mortgage Securities Corp. Trust 2021-ROSS A†	5.738% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	47,760,000	45,219,125
GS Mortgage Securities Corp. Trust 2021-ROSS G†	9.238% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	15,000,000	12,283,815
GS Mortgage Securities Corp. Trust 2021-ROSS H†	10.488% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	19,706,000	15,725,863
GS Mortgage Securities Trust 2011-GC5 B†	5.154%	#(k)	8/10/2044	39,534,760	32,265,520
GS Mortgage Securities Trust 2012-GCJ9 XB†	Zero Coupon	#(k)	11/10/2045	39,344,014	393
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(k)	6/10/2046	5,809,261	5,768,826
GS Mortgage Securities Trust 2013-GC12 XA	1.109%	#(k)	6/10/2046	160,331,785	15,616
GS Mortgage Securities Trust 2013-GCJ14 A5	4.243%		8/10/2046	10,000,000	9,942,964
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,252,225	12,992,891
GS Mortgage Securities Trust 2014-GC26 XA	0.935%	#(k)	11/10/2047	69,713,665	852,947
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	36,577,000	34,626,458
GS Mortgage Securities Trust 2015-GS1 XA IO	0.757%	#(k)	11/10/2048	89,508,410	1,539,196
GS Mortgage Securities Trust 2016-GS2 A4	3.05%		5/10/2049	28,917,000	26,827,559
GS Mortgage Securities Trust 2016-GS2 XA	1.729%	#(k)	5/10/2049	160,546,696	6,715,941
GS Mortgage Securities Trust 2020-GC45 A2	2.898%		2/13/2053	15,180,000	14,394,924
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687,000	31,806,080
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685,000	21,613,635
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116,000	16,030,795
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309,000	19,868,916	(c)
HONO Mortgage Trust 2021-LULU A†	5.738% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	54,660,000	53,022,813
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	54,825,000	50,815,566
Hudsons Bay Simon JV Trust 2015-HB10 XA10†	1.293%	#(k)	8/5/2034	150,785,000	31,154

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	$61,926,000	$54,082,459
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000,000	4,144,098
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(k)	8/5/2034	5,000,000	3,634,856
Hudsons Bay Simon JV Trust 2015-HB7 XA7†	1.245%	#(k)	8/5/2034	171,661,000	34,792
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380,000	1,321,827
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,497,852	1,492,928
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(k)	5/15/2048	40,462,264	39,249,238
Irvine Core Office Trust 2013-IRV XA†	1.105%	#(k)	5/15/2048	3,052,217	1,116
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NLP A†	5.159% (1 Mo. Term SOFR + .60%)	#	4/15/2037	44,293,822	42,045,831
JPMBB Commercial Mortgage Securities Trust 2015-C30 XA	0.432%	#(k)	7/15/2048	108,115,186	938,991
JPMDB Commercial Mortgage Securities Trust 2020-COR7 A2	2.215%		5/13/2053	14,750,000	13,687,277
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG A†	5.688% (1 Mo. LIBOR + 1.10%)	#	5/15/2034	23,269,000	23,134,656
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG B†	5.988% (1 Mo. LIBOR + 1.40%)	#	5/15/2034	11,000,000	10,891,363
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG C†	6.298% (1 Mo. LIBOR + 1.71%)	#	5/15/2034	7,900,000	7,782,152
JPMorgan Chase Commercial Mortgage Securities Trust A†	6.427% (1 Mo. Term SOFR + 1.86%)	#	9/15/2029	39,509,392	39,570,193
JPMorgan Chase Commercial Mortgage Securities Trust B†	7.327% (1 Mo. Term SOFR + 2.76%)	#	9/15/2029	15,299,000	15,321,324
JPMorgan Chase Commercial Mortgage Securities Trust C†	8.027% (1 Mo. Term SOFR + 3.46%)	#	9/15/2029	11,384,000	11,387,120
JPMorgan Chase Commercial Mortgage Securities Trust D†	9.027% (1 Mo. Term SOFR + 4.46%)	#	9/15/2029	14,048,000	14,033,817	(c)
JPMorgan Chase Commercial Mortgage Securities Trust E†	10.027% (1 Mo. Term SOFR + 5.46%)	#	9/15/2029	8,338,000	8,308,091	(c)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	66,843,305	52,210,189
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.353%	#(k)	7/15/2045	85,595,300	2,362

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.254%	#(k)	4/15/2046	$52,979,257	$5,324
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.859%	#(k)	11/15/2047	89,462,188	835,326
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA	0.807%	#(k)	11/15/2047	146,680,121	1,642,113
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA	0.933%	#(k)	1/15/2048	129,643,826	1,564,282
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798,100	71,661,669
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772,000	4,132,997
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(k)	6/10/2027	14,352,000	1,426,616
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(k)	6/10/2027	25,795,381	1,280,911
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(k)	6/10/2027	102,274,000	129,784
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(k)	6/10/2027	45,476,000	11,490
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.565%	#(k)	5/15/2048	49,063,849	493,862
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.579%	#(k)	12/15/2049	138,281,186	2,284,848
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.854%	#(k)	9/6/2038	10,000,000	8,904,193
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000,000	9,644,768
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	0.987%	#(k)	9/15/2050	263,206,278	8,146,129
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681,000	27,668,430
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	5.858% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	13,730,000	13,261,574
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	6.188% (1 Mo. LIBOR + 1.60%)	#	11/15/2035	10,053,000	9,605,459
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	6.538% (1 Mo. LIBOR + 1.95%)	#	11/15/2035	8,746,000	8,223,506	(c)

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	6.038% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	$25,048,000	$22,724,450
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	6.738% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	14,359,000	13,021,033
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	7.138% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	10,408,000	9,371,681
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	69,261,000	62,681,205
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX†	1.116%	#(k)	7/5/2033	155,900,000	177,146
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	32,965,000	31,878,668
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737,000	13,230,285
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	12,800,000	12,304,986
JPMorgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,460,000	6,239,621
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT A†	5.888% (1 Mo. LIBOR + 1.30%)	#	8/15/2033	50,480,000	50,300,115
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT B†	7.038% (1 Mo. LIBOR + 2.45%)	#	8/15/2033	41,740,000	41,775,938
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT C†	8.538% (1 Mo. LIBOR + 3.95%)	#	8/15/2033	37,430,000	37,412,049
Key Commercial Mortgage Securities Trust 2019-S2 A1†	2.656%		6/15/2052	5,998,733	5,766,864
Key Commercial Mortgage Securities Trust 2019-S2 X†	1.427%	#(k)	6/15/2052	116,480,340	6,844,257
KIND Trust 2021-KIND A†	5.538% (1 Mo. LIBOR + .95%)	#	8/15/2038	81,908,023	78,371,259
KKR Industrial Portfolio Trust 2021-KDIP A†	5.227% (1 Mo. Term SOFR + .66%)	#	12/15/2037	11,185,397	10,988,526
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	5,375,074	4,984,124
Life Mortgage Trust 2022-BMR2 A1†	5.858% (1 Mo. Term SOFR + 1.30%)	#	5/15/2039	55,580,000	55,442,367

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LoanCore Issuer Ltd. 2019-CRE3 AS†	5.958% (1 Mo. LIBOR + 1.37%)	#	4/15/2034	$19,960,054	$19,746,332
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.696%	#(k)	3/10/2049	59,543,550	1,142,748
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	53,839,169	53,807,828
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	14,894,866	12,225,042
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA	0.906%	#(k)	5/15/2046	119,829,546	8,628
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB†	0.287%	#(k)	5/15/2046	107,177,251	52,479
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA	0.954%	#(k)	12/15/2047	99,922,399	1,185,739
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	5,784,540	5,627,416
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	18,050,000	16,848,325
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA	1.513%	#(k)	5/15/2049	109,080,619	3,825,828
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.274%	#(k)	11/15/2049	227,065,350	7,890,816
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	22,561,829	21,245,662
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	4,953,565	4,827,438
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.44%	#(k)	8/15/2049	68,306,278	2,662,695
Morgan Stanley Capital I Trust 2016-UB11 XB	0.882%	#(k)	8/15/2049	121,222,774	3,288,507
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	8,598,527	8,136,798
MTK Mortgage Trust 2021-GRNY A†	6.338% (1 Mo. LIBOR + 1.75%)	#	12/15/2038	68,552,500	66,036,708
MTK Mortgage Trust 2021-GRNY B†	7.238% (1 Mo. LIBOR + 2.65%)	#	12/15/2038	22,648,900	21,730,608
MTK Mortgage Trust 2021-GRNY C†	7.988% (1 Mo. LIBOR + 3.40%)	#	12/15/2038	9,458,500	9,035,947
MTN Commercial Mortgage Trust 2022-LPFL A†	5.959% (1 Mo. Term SOFR + 1.40%)	#	3/15/2039	33,544,000	33,262,542
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(k)	11/15/2032	47,581,000	45,303,017
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(k)	11/15/2032	17,029,000	15,784,602
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(k)	1/26/2060	6,641,427	6,051,880

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NYO Commercial Mortgage Trust 2021-1290 A†	5.683% (1 Mo. LIBOR + 1.10%)	#	11/15/2038	$38,850,000	$36,621,040
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	3,520,000	2,918,769
One New York Plaza Trust 2020-1NYP A†	5.538% (1 Mo. LIBOR + .95%)	#	1/15/2036	90,000,000	86,031,216
One New York Plaza Trust 2020-1NYP AJ†	5.838% (1 Mo. LIBOR + 1.25%)	#	1/15/2036	59,595,000	56,391,095
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735,000	4,276,725
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040,000	6,306,300
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,071,926	1,788,776
PFP Ltd. 2021-7 A†	5.438% (1 Mo. LIBOR + .85%)	#	4/14/2038	1,131,643	1,118,912
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	7,691,240	7,624,841	(c)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896,000	57,692,206
Ready Capital Mortgage Financing LLC 2021-FL6 A†	5.567% (1 Mo. LIBOR + .95%)	#	7/25/2036	71,786,836	70,200,746
Ready Capital Mortgage Financing LLC 2022-FL8 A†	6.142% (1 Mo. SOFR + 1.65%)	#	1/25/2037	73,920,000	72,869,414
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	1,433,215	1,411,491
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	3,516,877	3,330,872
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	19,116,070	17,781,310
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(k)	1/26/2060	3,684,289	3,513,198
SFO Commercial Mortgage Trust 2021-555 A†	5.738% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	60,000,000	55,227,468
Shops at Crystals Trust 2016-CSTL XA†	0.606%	#(k)	7/5/2036	112,000,000	1,923,969
SLIDE 2018-FUN A†	5.738% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	25,187,378	25,062,894
SMRT 2022-MINI A†	5.563% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	146,680,000	143,845,438
SREIT Trust 2021-MFP A†	5.319% (1 Mo. LIBOR + .73%)	#	11/15/2038	25,100,000	24,586,938
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(k)	2/25/2050	1,375,963	1,313,355
Starwood Mortgage Residential Trust 2021-2 A1†	0.943%	#(k)	5/25/2065	7,968,079	7,372,907
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	28,560	27,311
UBS Commercial Mortgage Trust 2017-C6 XA	1.154%	#(k)	12/15/2050	273,143,441	11,132,780
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA†	0.601%	#(k)	5/10/2063	12,311,996	368

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(k)	3/10/2046	$7,513,914	$7,386,064
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	0.969%	#(k)	4/10/2046	102,375,855	8,559
VASA Trust 2021-VASA B†	5.838% (1 Mo. LIBOR + 1.25%)	#	7/15/2039	20,502,000	19,039,008
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	5,313,049	5,037,081
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	12,525,170	11,511,579
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	12,953,795	11,795,096
Verus Securitization Trust 2021-1 A1†	0.815%	#(k)	1/25/2066	23,784,459	19,856,724
Verus Securitization Trust 2021-3 A1†	1.046%	#(k)	6/25/2066	38,240,699	31,910,074
Verus Securitization Trust 2021-5 A1†	1.013%	#(k)	9/25/2066	33,682,467	27,167,207
Verus Securitization Trust 2021-R2 A1†	0.918%	#(k)	2/25/2064	8,187,699	7,220,048
Verus Securitization Trust 2021-R3 A1†	1.02%	#(k)	4/25/2064	25,473,859	22,804,708
Waikiki Beach Hotel Trust 2019-WBM A†	5.638% (1 Mo. LIBOR + 1.05%)	#	12/15/2033	49,800,000	48,427,686
Waikiki Beach Hotel Trust 2019-WBM B†	5.818% (1 Mo. LIBOR + 1.23%)	#	12/15/2033	31,700,000	30,728,585
Waikiki Beach Hotel Trust 2019-WBM C†	6.068% (1 Mo. LIBOR + 1.48%)	#	12/15/2033	22,200,000	21,370,803
Waikiki Beach Hotel Trust 2019-WBM D†	6.618% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	14,900,000	14,327,631
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	3.98%	#(k)	1/25/2036	5,603	4,987	(c)
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277,000	12,923,375
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.591%	#(k)	6/15/2048	123,274,380	1,397,747
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA	0.654%	#(k)	9/15/2048	142,205,618	1,799,257
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.715%	#(k)	8/15/2049	183,688,308	8,228,446
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	18,500,000	17,467,900
Wells Fargo Commercial Mortgage Trust 2016-C34 XA	2.061%	#(k)	6/15/2049	118,442,514	4,843,221
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	5.713% (1 Mo. LIBOR + 1.13%)	#	12/15/2034	16,322,000	15,318,213
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	13,363,115	13,301,926

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	$21,754,503	$21,506,828
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(k)	8/10/2031	7,750,000	7,265,245
WF-RBS Commercial Mortgage Trust 2012-C10 XA†	1.151%	#(k)	12/15/2045	2,478,180	231
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.034%	#(k)	5/15/2045	83,034,650	7,091
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	11,012,651	10,824,284
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	25,388,286	24,948,657
WF-RBS Commercial Mortgage Trust 2014-C20 A5	3.995%		5/15/2047	9,160,000	8,940,482
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	12,037,495	11,713,438
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.643%	#(k)	8/15/2047	77,368,500	722,931
WF-RBS Commercial Mortgage Trust 2014-C22 XA	0.781%	#(k)	9/15/2057	72,804,588	612,840
WF-RBS Commercial Mortgage Trust 2014-C22 XB	0.452%	#(k)	9/15/2057	37,769,102	209,245
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,706,179,553)					7,026,836,427

U.S. TREASURY OBLIGATIONS 4.91%
U.S. Treasury Inflation Indexed Note(l)	0.25%		1/15/2025	320,427,049	310,136,378
U.S. Treasury Note(m)	4.125%		1/31/2025	896,642,000	885,048,697
U.S. Treasury Note	4.25%		12/31/2024	687,455,000	679,801,694
U.S. Treasury Note	4.50%		11/30/2024	381,605,000	378,884,572
U.S. Treasury Note	4.625%		2/28/2025	149,421,000	148,948,223
Total U.S. Treasury Obligations (cost $2,417,570,375)					2,402,819,564
Total Long-Term Investments (cost $48,985,887,776)					46,908,416,001

SHORT-TERM INVESTMENTS 7.07%

COMMERCIAL PAPER 1.83%

Auto Manufacturers 0.04%
General Motors Financial Co., Inc.	5.529%		5/31/2023	18,327,000	18,066,922

Chemicals 0.14%
International Flavors & Fragrances, Inc.	5.677%		3/31/2023	70,119,000	69,794,700

Computers 0.31%
Fidelity National Information Services, Inc.	5.04%		3/27/2023	103,308,000	102,935,689
Fidelity National Information Services, Inc.	5.083%		3/27/2023	47,752,000	47,579,907
Total					150,515,596

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 0.35%
American Electric Power Co., Inc.	4.996%	3/28/2023	$60,000,000	$59,779,500
Constellation Energy Generation LLC	5.091%	3/8/2023	50,000,000	49,951,389
Oglethorpe Power Corp.	4.987%	3/21/2023	60,755,000	60,589,612
Total				170,320,501

Energy-Alternate Sources 0.01%
Suncor Energy, Inc.	5.183%	5/3/2023	8,000,000	7,929,230

Finance 0.27%
Brookfield Corporate Treasury Ltd.	5.00%	3/21/2023	81,902,000	81,676,769
Brookfield Infrastructure Holdings Canada, Inc.	4.932%	3/7/2023	50,000,000	49,959,500
Total				131,636,269

Food 0.14%
Conagra Brands, Inc.	5.295%	3/17/2023	50,000,000	49,884,444
Conagra Brands, Inc.	5.304%	3/13/2023	20,000,000	19,965,267
Total				69,849,711

Health Care-Services 0.19%
CommonSpirit Health	5.633%	3/1/2023	10,000,000	10,000,000
CommonSpirit Health	5.67%	3/21/2023	58,409,000	58,228,906
CommonSpirit Health	5.67%	3/28/2023	15,734,000	15,668,507
CommonSpirit Health	5.721%	4/12/2023	10,000,000	9,934,667
Total				93,832,080

Housewares 0.15%
Newell Brands, Inc.	5.60%	3/1/2023	16,300,000	16,300,000
Newell Brands, Inc.	5.63%	3/9/2023	32,000,000	31,959,111
Newell Brands, Inc.	5.66%	3/3/2023	24,500,000	24,492,174
Total				72,751,285

Oil & Gas 0.10%
Ovintiv, Inc.	5.613%	3/21/2023	40,000,000	39,877,777
Ovintiv, Inc.	5.655%	3/21/2023	10,000,000	9,969,167
Total				49,846,944

Retail 0.13%
Dollarama, Inc.	5.05%	3/3/2023	62,424,000	62,406,660
Total Commercial Paper (cost $896,962,198)				896,949,898

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
U.S. TREASURY OBLIGATIONS 2.30%
U.S. Treasury Bill	Zero Coupon	3/7/2023	$201,610,000	$201,461,808
U.S. Treasury Bill	Zero Coupon	3/21/2023	528,584,600	527,267,468
U.S. Treasury Bill	Zero Coupon	4/11/2023	398,013,000	395,935,221
Total U.S. Treasury Obligations (cost $1,124,745,446)				1,124,664,497

REPURCHASE AGREEMENTS 2.94%
Repurchase Agreement dated 2/28/2023, 4.550 due 3/1/2023 with Barclays Bank plc collateralized by $180,768,000 of U.S. Treasury Note at 4.250% due 10/15/2025; value: $182,078,568; proceeds: $178,530,961 (cost $178,508,400)			178,508,400	178,508,400
Repurchase Agreement dated 2/28/2023, 4.550 due 3/1/2023 with Barclays Bank plc collateralized by $254,649,000 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $227,598,910; proceeds: $223,164,388 (cost $223,136,186)			223,136,186	223,136,186
Repurchase Agreement dated 2/28/2023, 4.500 due 3/1/2023 with Barclays Bank plc collateralized by $441,231,000 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $420,239,435; proceeds: $412,050,946 (cost $411,999,446)			411,999,446	411,999,446
Repurchase Agreement dated 2/28/2023, 2.200 due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $175,245,700 of U.S. Treasury Note at 2.00% due 4/30/2024; $634,000 of U.S. Treasury Note at 2.500% due 4/30/2024; value: $170,820,606; proceeds: $167,481,353 (cost $167,471,119)			167,471,119	167,471,119
Repurchase Agreement dated 2/28/2023, 4.600 due 3/1/2023 with JPMorgan Securities LLC collateralized by $459,601,000 of U.S. Treasury Note at 4.125% due 9/30/2027; value: $455,475,240; proceeds: $455,533,440 (cost $455,475,240)			455,475,240	455,475,240
Total Repurchase Agreements (cost $1,436,590,391)				1,436,590,391
Total Short-Term Investments (cost $3,458,298,035)				3,458,204,786
Total Investments in Securities 102.90% (cost $52,444,185,811)				50,366,620,787
Less Unfunded Loan Commitments (0.08%) (cost $39,350,234)				(39,141,378)
Net Investments in Securities 102.82% (cost $52,404,835,577)				50,327,479,409
Other Assets and Liabilities – Net(n) (2.82)%				(1,379,838,343)
Net Assets 100.00%				$48,947,641,066

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $23,298,673,647, which represents 47.60% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
(a)	Securities purchased on a when-issued basis.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	Foreign security traded in U.S. dollars.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(h)	Interest Rate to be determined.
(i)	Security partially/fully unfunded.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 28, 2023.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Issuer - Sell Protection at February 28, 2023(1):

	Central	Fund
Referenced	Clearing	Receives	Termination	Notional	Payments		Unrealized
Issuer	Party	(Quarterly)	Date	Amount	Upfront(2)	Value	Appreciation(3)
Ford Motor Company(4)(5)	Goldman Sachs	5.00%	12/20/2023	$50,000,000	$909,230	$1,483,839	$574,609

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contract and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Issuers amounted to $574,609. Total unrealized depreciation on Credit Default Swap Contracts on Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2023:

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Appreciation
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	$270,511,787	$2,377,582
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	261,224,873	1,833,399
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$4,210,981

Credit Default Swap Contracts on Indexes - Sell Protection at February 28, 2023(1):

							Credit
							Default
							Swap
		Fund				Unrealized	Agreements
Referenced	Swap	Receives	Termination	Notional	Payments	Appreciation/	Payable at
Indexes*	Counterparty	(Quarterly)	Date	Amount	Upfront(2)	(Depreciation)(3)	Fair Value(4)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	3,529,964	$(33,797)	$(195,836)	$(229,633)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,764,982	(27,587)	(87,229)	(114,816)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	882,491	(10,056)	(47,352)	(57,408)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,764,982	(32,381)	(82,435)	(114,816)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	882,491	(13,242)	(44,166)	(57,408)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,764,982	(19,565)	(95,251)	(114,816)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,764,982	(20,112)	(94,704)	(114,816)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	5,294,947	(44,361)	(300,088)	(344,449)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	35,000,000	(524,496)	(775,367)	(1,299,863)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	25,000,000	(432,049)	(496,425)	(928,474)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	20,000,000	(305,347)	(437,432)	(742,779)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	15,000,000	45,705	(150,226)	(104,521)
Markit CMBX.NA.AA.8	Morgan Stanley	1.500%	10/17/2057	25,000,000	(66,581)	(107,621)	(174,202)
Markit CMBX.NA.AA.9	Morgan Stanley	1.500%	9/17/2058	10,000,000	46,664	(182,783)	(136,119)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	15,000,000	(72,010)	(914,261)	(986,271)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(116,593)	(1,527,193)	(1,643,786)
					$(1,625,808)	$(5,538,369)	$(7,164,177)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $5,538,369.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at February 28, 2023:

Forward					U.S. $
Foreign Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Sell	State Street Bank and Trust	4/20/2023	34,083,000	$25,332,704	$24,990,828	$341,876

Futures Contracts at February 28, 2023:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	June 2023	612	Short	$(124,942,738)	$(124,680,656)	$262,082
U.S. 5-Year Treasury Note	June 2023	32,372	Short	(3,476,033,987)	(3,465,574,360)	10,459,627
Total Unrealized Appreciation on Futures Contracts						$10,721,709

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2023	89,221	Long	$18,227,477,180	$18,176,687,588	$(50,789,592)

Reverse Repurchase Agreement Payables as of February 28, 2023

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$401,645,960	$415,045,286 principal, U.S. Treasury Note at 4.125%, due 1/31/2025, $409,678,879 fair value	3.45%	2/28/2023	On Demand	$401,684,451
JPMorgan Securities LLC	455,475,240	$461,441,536 principal, U.S. Treasury Note at 4.125%, due 1/31/2025, $455,475,240 fair value	3.50%	2/28/2023	On Demand	455,519,522
Total						$857,203,973
(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest payable of $38,491 and $44,282, respectively.

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$6,479,353,290	$33,241,474	$6,512,594,764
Remaining Industries	–	5,657,971,736	–	5,657,971,736
Common Stocks	–	–	54,103	54,103
Corporate Bonds	–	23,084,937,544	–	23,084,937,544
Floating Rate Loans
Health Care Products	–	16,438,125	22,703,253	39,141,378
Remaining Industries	–	1,894,848,478	–	1,894,848,478
Less Unfunded Commitments	–	–	(39,141,378)	(39,141,378)
Foreign Government Obligations	–	27,635,339	–	27,635,339
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	14,149,405	27,791	14,177,196
Government Sponsored Enterprises Pass-Throughs	–	227,338,073	–	227,338,073
Municipal Bonds	–	20,061,399	–	20,061,399
Non-Agency Commercial Mortgage-Backed Securities	–	6,962,058,329	64,778,098	7,026,836,427
U.S. Treasury Obligations	–	2,402,819,564	–	2,402,819,564
Short-Term Investments Commercial Paper	–	896,949,898	–	896,949,898
U.S. Treasury Obligations	–	1,124,664,497	–	1,124,664,497
Repurchase Agreements	–	1,436,590,391	–	1,436,590,391
Total	$–	$50,245,816,068	$81,663,341	$50,327,479,409
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,483,839	$–	$1,483,839
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	4,210,981	–	4,210,981
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(7,164,177)	–	(7,164,177)
Forward Foreign Currency Exchange Contracts
Assets	–	341,876	–	341,876
Liabilities	–	–	–	–
Futures Contracts
Assets	10,721,709	–	–	10,721,709
Liabilities	(50,789,592)	–	–	(50,789,592)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(857,203,973)	–	(857,203,973)
Total	$(40,067,883)	$(858,331,454)	$–	$898,399,337

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND February 28, 2023

(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 113.75%

ASSET-BACKED SECURITIES 16.40%

Automobiles 4.91%
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	$515,910	$514,652
BMW Vehicle Lease Trust 2023-1	5.07%	6/25/2026	11,350,000	11,304,030
Capital One Prime Auto Receivables Trust 2022-1 A2	2.71%	6/16/2025	2,148,527	2,120,121
Carvana Auto Receivables Trust 2019-3A E†	4.60%	7/15/2026	4,236,000	4,096,260
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	9,077,000	8,406,842
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	1,528,771	1,525,614
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	812,000	796,134
CPS Auto Receivables Trust 2020-C C†	1.71%	8/17/2026	718,812	716,315
Flagship Credit Auto Trust 2018-4 E†	5.51%	3/16/2026	9,800,000	9,592,230
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	321,245	320,441
Flagship Credit Auto Trust 2022-3 A3†	4.55%	4/15/2027	11,120,000	10,955,981
Ford Credit Auto Lease Trust 2023-A A3	4.94%	3/15/2026	13,850,000	13,785,160
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%	10/21/2024	12,947,918	12,790,652
GM Financial Automobile Leasing Trust 2023-1	5.16%	4/20/2026	12,200,000	12,199,336
GM Financial Automobile Leasing Trust 2023-1	5.51%	1/20/2027	10,505,000	10,455,479
GM Financial Consumer Automobile Receivables Trust 2023-1 A3	4.66%	2/16/2028	8,610,000	8,542,815
Santander Drive Auto Receivables Trust 2022-5 C	4.74%	10/16/2028	5,884,000	5,749,461
Santander Drive Auto Receivables Trust 2022-6 C	4.96%	11/15/2028	12,785,000	12,528,359
Tricolor Auto Securitization Trust 2021-1A E†	3.23%	9/15/2026	4,270,000	4,081,263
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	8,700,000	8,340,413
Westlake Automobile Receivables Trust 2021-1A E†	2.33%	8/17/2026	3,045,000	2,816,984
Westlake Automobile Receivables Trust 2023-1A	5.74%	8/15/2028	7,715,000	7,697,961
Total				149,336,503

Credit Card 1.50%
BA Credit Card Trust 2022-A2 A2	5.00%	4/15/2028	7,625,000	7,648,932
Discover Card Execution Note Trust 2022-A3 A3	3.56%	7/15/2027	10,895,000	10,544,081
Genesis Sales Finance Master Trust 2021-AA B†	1.45%	12/21/2026	8,410,000	7,752,482
Genesis Sales Finance Master Trust 2021-AA D†	2.09%	12/21/2026	4,000,000	3,620,484
Perimeter Master Note Business Trust 2019-2A A†	4.23%	5/15/2024	11,041,673	10,808,793
Perimeter Master Note Business Trust 2021-1A B†	4.17%	12/15/2026	5,875,000	5,325,183	(a)
Total				45,699,955

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other 9.95%
AMMC CLO XIII Ltd. 2013-13A A2LR†	6.516% (3 Mo. LIBOR + 1.70%)	#	7/24/2029		$810,000	$806,637
Apidos CLO XXVI 2017-26A A2R†	6.295 (3 Mo. LIBOR + 1.50%)	#	7/18/2029		3,300,000	3,244,609
Apidos CLO XXXV 2021-35A A†	5.858% (3 Mo. LIBOR + 1.05%)	#	4/20/2034		4,660,000	4,590,753
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	5.688% (1 Mo. LIBOR + 1.10%)	#	5/15/2036		5,850,000	5,778,524
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	7.538% (1 Mo. LIBOR + 2.95%)	#	5/15/2036		1,930,000	1,777,237
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	5.658% (1 Mo. LIBOR + 1.07%)	#	8/15/2034		5,910,000	5,754,497
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	5.938% (1 Mo. LIBOR + 1.35%)	#	11/15/2036		14,060,000	14,040,570
Ares XL CLO Ltd. 2016-40A A1RR†	5.662% (3 Mo. LIBOR + .87%)	#	1/15/2029		3,962,660	3,932,638
Avant Loans Funding Trust 2022-REV1 A†	6.54%		9/15/2031		15,210,000	14,901,576
Ballyrock CLO Ltd. 2020-2A A1R†	5.818% (3 Mo. LIBOR + 1.01%)	#	10/20/2031		6,120,000	6,057,913
Barings CLO Ltd. 2019-3A A1R†	5.878% (3 Mo. LIBOR + 1.07%)	#	4/20/2031		7,500,000	7,426,943
BlueMountain CLO XXXI Ltd. 2021-31A A1†	5.948% (3 Mo. LIBOR + 1.15%)	#	4/19/2034		6,950,000	6,857,041
Carlyle US CLO Ltd. 2017-3A A1AR†	5.708% (3 Mo. LIBOR + .90%)	#	7/20/2029		7,306,895	7,247,269
Carlyle US CLO Ltd. 2019-1A A1AR†	5.888% (3 Mo. LIBOR + 1.08%)	#	4/20/2031		7,700,000	7,610,843
CIFC Funding I Ltd. 2021-1A A1†	5.928% (3 Mo. LIBOR + 1.11%)	#	4/25/2033		16,720,000	16,545,246
CIFC Funding V Ltd. 2014-5A A1R2†	5.992% (3 Mo. LIBOR + 1.20%)	#	10/17/2031		3,830,000	3,806,378
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2 C†	4.41%		10/15/2026		1,468,684	1,462,139
Dryden Senior Loan Fund 2017-47A BR†	6.262% (3 Mo. LIBOR + 1.47%)	#	4/15/2028		12,670,000	12,479,088
Fairstone Financial Issuance Trust I 2020-1A C†(b)	5.162%		10/20/2039	CAD	20,760,000	14,737,418
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	2,649,000	1,881,341

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Galaxy XXI CLO Ltd. 2015-21A AR†	5.828% (3 Mo. LIBOR + 1.02%)	#	4/20/2031	$1,970,000	$1,956,546
Greywolf CLO VII Ltd. 2018-2A A1†	6.079% (3 Mo. Term SOFR + 1.44%)	#	10/20/2031	3,800,000	3,793,500
HGI CRE CLO Ltd. 2021-FL1 C†	6.29% (1 Mo. LIBOR + 1.70%)	#	6/16/2036	2,350,000	2,183,165
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	11,751,000	10,425,383
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	8,300,000	7,109,675
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	4,025,000	3,049,278
LoanCore Issuer Ltd. 2022-CRE7 A†	5.968% (1 Mo. SOFR + 1.55%)	#	1/17/2037	8,100,000	7,939,423
Marble Point CLO XVII Ltd. 2020-1A A†	6.108% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	7,154,498	7,060,324
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	4,100,000	3,118,859
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	13,123,170	12,766,368
MF1 Ltd. 2022-FL8 A†	5.784% (1 Mo. SOFR + 1.35%)	#	2/19/2037	4,610,000	4,549,361
Mountain View CLO LLC 2017-1A AR†	5.882% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	5,224,742	5,195,158
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	5.818% (3 Mo. LIBOR + 1.00%)	#	1/25/2031	4,220,000	4,191,014
Parallel Ltd. 2017-1A A1R†	5.838% (3 Mo. LIBOR + 1.03%)	#	7/20/2029	1,893,548	1,881,493
RAD CLO 6 Ltd. 2019-6A A1†	6.188% (3 Mo. LIBOR + 1.38%)	#	1/20/2033	8,550,000	8,508,392
Rad CLO Ltd. 2020-7A A1†	5.992% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	12,010,613	11,894,876
Rockford Tower CLO Ltd. 2018-1A A†	6.015% (3 Mo. LIBOR + 1.10%)	#	5/20/2031	9,551,309	9,493,156
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263,000	8,964,047
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	8,430,000	7,473,436
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	2,800,000	2,562,005
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	9,595,950	8,566,635
Signal Peak CLO Ltd. 2020-8A A†	6.078% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	12,021,647	11,902,808
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	1,728,594	1,362,798
TCW CLO Ltd. 2022 1A A1†	5.994% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	3,500,000	3,484,477
VERDE CLO Ltd. 2019-1A AR†	5.892% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	4,770,000	4,710,788
Verizon Master Trust 2022-7 A1A	5.23%		11/22/2027	7,622,000	7,637,672
Total					302,719,297

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan 0.04%
Towd Point Asset Trust 2018-SL1 A†	5.106% (1 Mo. LIBOR + .60%)	#	1/25/2046	$1,100,854	$1,094,762
Total Asset-Backed Securities (cost $516,130,909)					498,850,517

CORPORATE BONDS 41.38%

Aerospace/Defense 0.19%
Bombardier, Inc. (Canada)†(c)	6.00%		2/15/2028	3,274,000	3,070,504
TransDigm, Inc.	4.625%		1/15/2029	3,334,000	2,868,599
Total					5,939,103

Agriculture 1.18%
BAT Capital Corp.	3.222%		8/15/2024	17,009,000	16,400,671
Cargill, Inc. †	4.00%		6/22/2032	8,575,000	7,916,006
Philip Morris International, Inc.	5.625%		11/17/2029	6,862,000	6,957,148
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	4,776,000	4,528,037
Total					35,801,862

Airlines 0.59%
American Airlines, Inc.†	11.75%		7/15/2025	3,068,000	3,367,682
British Airways 20-1 Trust 2020-1 A (United Kingdom)†(c)	4.25%		5/15/2034	6,566,706	6,130,620
Delta Air Lines, Inc.†	7.00%		5/1/2025	8,298,000	8,473,311
Total					17,971,613

Apparel 0.18%
Levi Strauss & Co.†	3.50%		3/1/2031	3,985,000	3,261,961
PVH Corp.	7.75%		11/15/2023	2,290,000	2,331,034
Total					5,592,995

Auto Manufacturers 0.47%
Daimler Truck Finance North America LLC†	5.20%		1/17/2025	5,028,000	4,998,182
Ford Motor Co.	3.25%		2/12/2032	12,405,000	9,418,216
Total					14,416,398

Banks 10.60%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	5,400,000	4,106,297
Bank of America Corp.	1.658% (SOFR + .91%)	#	3/11/2027	4,792,000	4,269,615
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	9,122,000	7,673,582

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	$13,034,000	$10,576,211
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	10,476,000	9,665,773
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	5,597,000	5,200,126
Bank of America Corp.	4.00%		1/22/2025	2,367,000	2,307,126
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,454,214
BNP Paribas SA (France)†(c)	4.375% (5 Yr. Swap rate + 1.48%)	#	3/1/2033	9,174,000	8,332,465
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	13,692,000	12,875,000
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	26,656,000	24,331,171
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	3,361,000	3,300,219
Danske Bank A/S (Denmark)†(c)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	12,311,000	12,052,434
Danske Bank A/S (Denmark)†(c)	4.375%		6/12/2028	200,000	187,782
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	8,763,000	6,888,034
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	8,363,000	6,894,671
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028	14,941,000	13,827,371
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028	11,047,000	10,385,931
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	8,928,000	8,524,936
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	2,821,000	2,386,041
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	11,002,000	8,728,612
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	9,640,000	9,237,021
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	14,628,000	11,386,670
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	6,328,000	4,724,517
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	23,303,000	21,951,906

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.05% (SOFR + 1.30%)	#	1/28/2027	$4,719,000	$4,666,777
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	7,909,000	8,143,037
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	5,502,000	5,053,713
Toronto-Dominion Bank (The) (Canada)(c)	4.456%		6/8/2032	5,557,000	5,234,598
UBS AG (Switzerland)(c)	5.125%		5/15/2024	9,363,000	9,280,606
UBS Group AG (Switzerland)†(c)	5.711% (1 Yr. Treasury CMT + 1.55%)	#	1/12/2027	7,074,000	7,062,446
US Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	8,230,000	7,882,427
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	12,314,000	11,755,044
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	7,724,000	7,185,151
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	17,832,134
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	8,054,000	6,814,775
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%)	#	5/22/2028	10,914,000	10,105,948
Westpac Banking Corp. (Australia)(c)	2.894% (5 Yr. Treasury CMT + 1.35%)	#	2/4/2030	5,605,000	5,213,162
Total					322,497,543

Beverages 0.42%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	6,076,000	5,707,076
Constellation Brands, Inc.	3.15%		8/1/2029	8,032,000	7,049,783
Total					12,756,859

Biotechnology 0.30%
Amgen, Inc.(d)	5.25%		3/2/2030	7,086,000	7,054,173
Baxalta, Inc.	4.00%		6/23/2025	2,070,000	2,008,084
Total					9,062,257

Building Materials 0.10%
Standard Industries, Inc.†	4.375%		7/15/2030	3,523,000	2,936,350

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Chemicals 0.46%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		$3,972,000	$3,532,559
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		11,883,000	10,529,642
Total						14,062,201

Coal 0.11%
SunCoke Energy, Inc.†	4.875%		6/30/2029		3,791,000	3,222,364

Commercial Services 0.48%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%		7/30/2027		3,580,000	2,856,812
Global Payments, Inc.	4.00%		6/1/2023		10,971,000	10,921,177
United Rentals North America, Inc.	4.00%		7/15/2030		855,000	754,747
Total						14,532,736

Computers 0.46%
International Business Machines Corp.(b)	1.50%		5/23/2029	EUR	5,649,000	5,179,274
International Business Machines Corp.(b)	3.75%		2/6/2035	EUR	4,656,000	4,733,553
Leidos, Inc.	5.75%		3/15/2033		$4,202,000	4,152,184
Total						14,065,011

Cosmetics/Personal Care 0.11%
GSK Consumer Healthcare Capital US LLC	3.625%		3/24/2032		3,778,000	3,302,485

Diversified Financial Services 2.18%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024		2,348,000	2,325,705
Aircastle Ltd.†	2.85%		1/26/2028		6,919,000	5,886,354
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033		6,231,000	5,833,483
Aviation Capital Group LLC†	1.95%		1/30/2026		4,918,000	4,346,868
Aviation Capital Group LLC†	5.50%		12/15/2024		11,453,000	11,309,735
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026		11,378,000	9,971,881
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026		5,671,000	5,266,423
Intercontinental Exchange, Inc.	4.00%		9/15/2027		11,910,000	11,593,801
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		3,127,000	2,970,160
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		4,780,000	3,944,274
OneMain Finance Corp.	5.375%		11/15/2029		3,471,000	2,927,858
Total						66,376,542

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electric 3.33%
AES Corp. (The)†	3.95%	7/15/2030		$6,812,000	$5,974,635
Alfa Desarrollo SpA (Chile)†(c)	4.55%	9/27/2051		5,756,936	4,225,591
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028		6,077,000	5,645,709
Calpine Corp.†	5.00%	2/1/2031		2,341,000	1,928,895
Constellation Energy Generation LLC	6.25%	10/1/2039		5,767,000	5,946,840
Duke Energy Corp.	4.50%	8/15/2032		11,256,000	10,427,171
Enel Finance International NV(b)	0.50%	6/17/2030	EUR	9,430,000	7,622,021
Indianapolis Power & Light Co.†	5.65%	12/1/2032		$9,456,000	9,719,236
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030		7,792,000	6,999,806
NRG Energy, Inc.†	4.45%	6/15/2029		3,410,000	3,037,929
Oklahoma Gas & Electric Co.	5.40%	1/15/2033		4,089,000	4,107,065
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(c)	3.00%	6/30/2030		8,195,000	6,872,327
Southern Co. (The)	4.475%	8/1/2024		13,655,000	13,455,386
TenneT Holding BV(b)	0.875%	6/16/2035	EUR	7,607,000	5,833,783
Vistra Operations Co. LLC†	3.55%	7/15/2024		$9,911,000	9,519,337
Total					101,315,731

Electronics 0.26%
Honeywell International, Inc.(b)	4.125%	11/2/2034	EUR	7,421,000	7,778,013

Entertainment 0.23%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$3,610,000	3,289,179
Warnermedia Holdings, Inc.†	3.428%	3/15/2024		3,907,000	3,814,206
Total					7,103,385

Food 0.11%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		3,949,000	3,346,422

Gas 0.90%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032		7,967,000	7,503,535
National Fuel Gas Co.	5.50%	1/15/2026		7,186,000	7,160,935
NiSource, Inc.	2.95%	9/1/2029		6,584,000	5,688,519
ONE Gas, Inc.	1.10%	3/11/2024		3,029,000	2,897,396
Southwest Gas Corp.	4.05%	3/15/2032		4,810,000	4,294,086
Total					27,544,471

Health Care-Products 0.90%
GE HealthCare Technologies, Inc.†	5.65%	11/15/2027		11,685,000	11,848,567
PerkinElmer, Inc.	0.85%	9/15/2024		8,876,000	8,262,183
Thermo Fisher Scientific, Inc.(b)	3.65%	11/21/2034	EUR	7,090,000	7,216,268
Total					27,327,018

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 2.08%
Centene Corp.	3.375%	2/15/2030	$19,444,000	$16,427,348
Centene Corp.	4.25%	12/15/2027	4,989,000	4,614,575
Elevance Health, Inc.	2.25%	5/15/2030	2,498,000	2,061,111
Elevance Health, Inc.	2.875%	9/15/2029	8,500,000	7,412,119
Elevance Health, Inc.	5.125%	2/15/2053	4,117,000	3,907,637
Elevance Health, Inc.	5.50%	10/15/2032	7,051,000	7,172,171
Humana, Inc.	1.35%	2/3/2027	9,338,000	8,043,348
Humana, Inc.	5.875%	3/1/2033	8,936,000	9,199,946
UnitedHealth Group, Inc.	4.00%	5/15/2029	4,647,000	4,408,128
Total				63,246,383

Insurance 0.80%
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,619,701
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,539,567
Metropolitan Life Global Funding I†	4.05%	8/25/2025	2,599,000	2,524,736
New York Life Global Funding†	4.55%	1/28/2033	9,929,000	9,567,014
Total				24,251,018

Internet 1.34%
Amazon.com, Inc.	4.70%	12/1/2032	22,245,000	22,000,120
Netflix, Inc.	5.875%	11/15/2028	4,150,000	4,212,250
Netflix, Inc.	6.375%	5/15/2029	10,544,000	10,967,025
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	4,000,000	3,559,856
Total				40,739,251

Iron-Steel 0.10%
United States Steel Corp.	6.875%	3/1/2029	3,078,000	3,082,556

Leisure Time 0.38%
Life Time, Inc.†	5.75%	1/15/2026	4,059,000	3,892,682
NCL Corp. Ltd.†	5.875%	2/15/2027	3,278,000	3,043,492
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	3,503,000	3,082,407
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	1,561,000	1,617,699
Total				11,636,280

Machinery-Diversified 0.43%
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	13,974,000	12,951,817

Media 0.48%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	4,481,000	3,772,688
DISH Network Corp.†	11.75%	11/15/2027	2,867,000	2,908,228
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	7,870,457
Total				14,551,373

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 1.05%
Alcoa Nederland Holding BV (Netherlands)†(c)	4.125%	3/31/2029	$4,011,000	$3,566,381
Alcoa Nederland Holding BV (Netherlands)†(c)	6.125%	5/15/2028	2,749,000	2,706,314
Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	9,050,000	8,486,258
Corp. Nacional del Cobre de Chile (Chile)†(c)	5.125%	2/2/2033	6,150,000	5,987,326
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.375%	4/1/2031	5,290,000	4,469,447
Glencore Funding LLC†	4.875%	3/12/2029	6,901,000	6,670,351
Total				31,886,077

Multi-National 0.31%
Inter-American Investment Corp.	2.625%	4/22/2025	10,000,000	9,521,616

Oil & Gas 3.03%
California Resources Corp.†	7.125%	2/1/2026	2,119,000	2,137,700
Callon Petroleum Co.†	8.00%	8/1/2028	3,955,000	3,882,129
Comstock Resources, Inc.†	6.75%	3/1/2029	3,889,000	3,582,644
Continental Resources, Inc.†	5.75%	1/15/2031	19,772,000	18,732,535
Diamondback Energy, Inc.	3.125%	3/24/2031	11,675,000	9,799,047
Diamondback Energy, Inc.	3.50%	12/1/2029	3,689,000	3,260,352
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	4,578,000	4,389,867
EQT Corp.	7.00%	2/1/2030	15,389,000	15,904,762
Occidental Petroleum Corp.	6.125%	1/1/2031	1,650,000	1,664,009
Occidental Petroleum Corp.	6.625%	9/1/2030	10,419,000	10,720,370
OGX Austria GmbH (Brazil)†(c)(e)	8.50%	6/1/2018	1,730,000	35
Ovintiv, Inc.	6.50%	2/1/2038	6,037,000	5,928,652
Petroleos Mexicanos (Mexico)(c)	6.70%	2/16/2032	11,050,000	8,794,543
Vital Energy, Inc.	9.50%	1/15/2025	3,449,000	3,480,162
Total				92,276,807

Pharmaceuticals 1.90%
AbbVie, Inc.	3.20%	11/21/2029	8,050,000	7,123,090
Bayer Corp.†	6.65%	2/15/2028	3,872,000	4,017,489
BellRing Brands, Inc.†	7.00%	3/15/2030	3,016,000	2,986,255
Cigna Group (The)	2.40%	3/15/2030	15,529,000	12,987,672
Cigna Group (The)	4.375%	10/15/2028	1,229,000	1,180,852
CVS Health Corp.	1.75%	8/21/2030	7,409,000	5,787,243
CVS Health Corp.	3.25%	8/15/2029	21,067,000	18,616,012
CVS Health Corp.	5.05%	3/25/2048	5,639,000	5,065,375
Total				57,763,988

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 1.64%
Buckeye Partners LP	8.835% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	$3,812,000	$3,340,055
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,300,909
CNX Midstream Partners LP†	4.75%		4/15/2030	3,860,000	3,168,899
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	4,956,000	4,289,954
EIG Pearl Holdings Sarl (Luxembourg)†(c)	3.545%		8/31/2036	8,400,000	7,050,691
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040	9,000,000	6,879,050
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	7,507,000	7,360,052
NGPL PipeCo LLC†	3.25%		7/15/2031	3,986,000	3,297,598
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	8,107,000	8,100,776
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	3,761,000	3,238,691
Total					50,026,675

Real Estate 0.09%
American Tower Corp.	2.95%		1/15/2025	2,739,000	2,608,336

REITS 1.03%
American Tower Corp.	2.40%		3/15/2025	5,260,000	4,939,586
American Tower Corp.	3.80%		8/15/2029	5,139,000	4,636,808
Crown Castle, Inc.	2.10%		4/1/2031	5,073,000	3,977,218
Crown Castle, Inc.	3.30%		7/1/2030	9,417,000	8,207,763
EPR Properties	4.95%		4/15/2028	4,652,000	4,142,350
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	5,519,000	5,484,921
Total					31,388,646

Retail 0.37%
Lowe’s Cos., Inc.	5.00%		4/15/2033	8,522,000	8,207,261
Macy’s Retail Holdings LLC†	5.875%		4/1/2029	3,218,000	2,926,674
Total					11,133,935

Semiconductors 0.14%
Broadcom, Inc.†	4.15%		4/15/2032	4,997,000	4,408,287

Software 0.70%
Cloud Software Group Holdings, Inc.†	6.50%		3/31/2029	3,433,000	2,977,321
Oracle Corp.	2.875%		3/25/2031	10,577,000	8,772,982
Oracle Corp.	6.25%		11/9/2032	3,196,000	3,328,592
Workday, Inc.	3.80%		4/1/2032	7,018,000	6,182,339
Total					21,261,234

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Sovereign 0.26%
Export Finance & Insurance Corp. (Australia)†(c)	4.625%		10/26/2027		$7,913,000	$7,940,893

Telecommunications 1.69%
AT&T, Inc.	4.30%		2/15/2030		5,326,000	5,000,179
Frontier Communications Holdings LLC†	5.00%		5/1/2028		3,891,000	3,418,282
Sprint Capital Corp.	6.875%		11/15/2028		5,781,000	6,067,160
Sprint Capital Corp.	8.75%		3/15/2032		6,302,000	7,508,518
T-Mobile USA, Inc.	3.50%		4/15/2025		4,634,000	4,439,785
T-Mobile USA, Inc.	3.875%		4/15/2030		14,614,000	13,257,845
Verizon Communications, Inc.	2.355%		3/15/2032		3,873,000	3,046,679
Verizon Communications, Inc.(b)	4.25%		10/31/2030	EUR	8,046,000	8,569,508
Total						51,307,956
Total Corporate Bonds (cost $1,357,801,564)						1,258,934,487

FLOATING RATE LOANS(f) 1.09%

Financial 0.02%
LPL Holdings, Inc. 2019 Term Loan B1	–	(g)	11/12/2026		$719,203	718,642

Health Care Products 0.15%
Medline Borrower, LP USD Term Loan B	–	(g)	10/23/2028		4,700,000	4,539,072

Information Technology 0.11%
Uber Technologies, Inc. 2023 Term Loan B	–	(g)	2/27/2030		3,417,464	3,421,018

Lodging 0.22%
Hilton Domestic Operating Company, Inc. 2019 Term Loan B2	6.455% (1 Mo. Term SOFR + 1.75%)		6/22/2026		6,539,062	6,538,114

Media 0.29%
Charter Communications Operating, LLC 2019 Term Loan B1	–	(g)	4/30/2025		7,648,730	7,649,227
Charter Communications Operating, LLC 2019 Term Loan B2	–	(g)	2/1/2027		1,108,033	1,099,862
Total						8,749,089

Pharmaceuticals 0.25%
Option Care Health, Inc. 2021 Term Loan B	–	(g)	10/27/2028		3,000,000	3,002,505
Organon & Co USD Term Loan	–	(g)	6/2/2028		4,600,000	4,563,706
Total						7,566,211

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Utilities 0.05%
Calpine Corporation 2020 Term Loan B5	–	(g)	12/16/2027	$1,654,413	$1,653,718
Total Floating Rate Loans (cost $33,209,491)					33,185,864

FOREIGN GOVERNMENT OBLIGATIONS(c) 2.83%

Canada 0.52%
Province of Ontario Canada	3.10%		5/19/2027	16,610,000	15,678,982

Japan 0.98%
Japan Bank for International Cooperation	4.25%		1/26/2026	21,994,000	21,618,932
Japan International Cooperation Agency	3.25%		5/25/2027	8,706,000	8,147,990
Total					29,766,922

Mexico 0.24%
Mexico Government International Bond	4.875%		5/19/2033	7,890,000	7,338,908

Nigeria 0.12%
Republic of Nigeria†	7.143%		2/23/2030	4,615,000	3,580,345

Panama 0.24%
Republic of Panama	2.252%		9/29/2032	9,666,000	7,222,257

Saudi Arabia 0.14%
Saudi Government International Bond†	4.875%		7/18/2033	4,391,000	4,328,318

Senegal 0.09%
Republic of Senegal†	6.25%		5/23/2033	3,380,000	2,814,188

Sri Lanka 0.05%
Sri Lanka Government International Bond†(e)
	5.875%		7/25/2022	4,250,000	1,656,494

Sweden 0.45%
Svensk Exportkredit AB	4.375%		2/13/2026	13,777,000	13,618,972
Total Foreign Government Obligations (cost $91,395,351)					86,005,386

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.20%
Freddie Mac Multifamily Structured Pass Through Certificates A2	3.123%	#(h)	8/25/2032	13,216,000	11,843,147
Freddie Mac Multifamily Structured Pass Through Certificates K145 A2	2.58%		5/25/2032	13,677,000	11,743,596
Freddie Mac Multifamily Structured Pass Through Certificates K149 A2	3.53%	#(h)	8/25/2032	5,076,000	4,711,697
Freddie Mac Multifamily Structured Pass Through Certificates K-150 A2	3.71%	#(h)	9/25/2032	7,381,000	6,951,646

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.115%	#(h)	2/25/2032	$15,192,651	$1,190,268
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $36,512,266)					36,440,354

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.37%
Fannie Mae or Freddie Mac(i)	2.00%		TBA	18,036,000	14,715,896
Fannie Mae or Freddie Mac(i)	3.00%		TBA	52,359,000	46,121,939
Fannie Mae or Freddie Mac(i)	3.50%		TBA	10,108,000	9,203,808
Fannie Mae or Freddie Mac(i)	4.00%		TBA	17,930,000	16,834,589
Fannie Mae or Freddie Mac(i)	4.50%		TBA	12,529,000	12,074,824
Fannie Mae or Freddie Mac(i)	5.00%		TBA	21,717,000	21,643,042
Fannie Mae or Freddie Mac(i)	5.50%		TBA	43,821,000	43,810,677
Fannie Mae or Freddie Mac(i)	6.00%		TBA	21,114,000	21,351,430
Fannie Mae or Freddie Mac(i)	6.50%		TBA	13,665,000	13,983,072
Fannie Mae Pool	2.00%		6/1/2051 - 11/1/2051	25,035,291	20,507,344
Fannie Mae Pool	2.50%		8/1/2050 - 5/1/2052	166,553,951	143,432,918
Fannie Mae Pool	3.00%		12/1/2048 - 1/1/2051	31,243,866	28,018,712
Fannie Mae Pool	3.50%		7/1/2045 - 4/1/2052	22,155,029	20,469,738
Fannie Mae Pool	4.00%		5/1/2052 - 6/1/2052	25,801,693	24,577,735
Fannie Mae Pool	5.00%		7/1/2052 - 8/1/2052	23,028,794	22,946,920
Freddie Mac Pool	2.50%		11/1/2050 - 5/1/2052	20,985,268	17,942,919
Freddie Mac Pool	3.50%		2/1/2046	6,036,506	5,640,496
Freddie Mac Pool	4.50%		8/1/2052	15,119,985	14,777,424
Freddie Mac Pool	5.00%		7/1/2052 - 8/1/2052	32,055,062	31,927,470
Ginnie Mae(i)	3.00%		TBA	49,582,000	44,332,175
Ginnie Mae(i)	3.50%		TBA	9,275,000	8,525,391
Ginnie Mae(i)	4.00%		TBA	30,398,000	28,727,297
Ginnie Mae(i)	4.50%		TBA	54,522,000	52,905,508
Ginnie Mae(i)	5.00%		TBA	48,792,000	48,222,125
Ginnie Mae(i)	5.50%		TBA	65,712,000	65,899,382
Ginnie Mae(i)	6.00%		TBA	53,164,000	53,853,212
Total Government Sponsored Enterprises Pass-Throughs (cost $852,158,827)					832,446,043

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.10%

Government
New York City Transitional Finance Authority
Future Tax Secured Revenue (cost $4,219,081)	1.95%		8/1/2034	$4,200,000	$3,069,479

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.17%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	424,717	400,710
Angel Oak Mortgage Trust 2021-3 A1†	1.068%	#(h)	5/25/2066	4,951,269	4,074,414
Angel Oak Mortgage Trust 2022-3 A1†	4.00%		1/25/2067	6,717,369	6,238,328
BBCMS Mortgage Trust 2019-BWAY A†	5.632% (1 Mo. Term SOFR + 1.07%)	#	11/15/2034	4,168,000	3,911,965
BBCMS Mortgage Trust 2019-BWAY B†	5.986% (1 Mo. Term SOFR + 1.42%)	#	11/15/2034	1,832,000	1,683,101
BHMS 2018-ATLS A†	5.838% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	6,580,000	6,465,383
BHMS 2018-ATLS C†	6.488% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	3,965,000	3,816,415
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(h)	3/25/2060	8,778,750	8,225,390
BX Trust 2021-ARIA E†	6.833% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	14,530,000	13,735,600
CF Trust 2019-BOSS A1†	7.838% (1 Mo. LIBOR + 3.25%)	#	12/15/2024	4,660,000	4,361,016
CIM Trust 2021-J3 A1†	2.50%	#(h)	6/25/2051	11,110,746	9,017,525
Citigroup Commercial Mortgage Trust 2014-GC25 XB	0.158%	#(h)	10/10/2047	50,626,000	161,993
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	5,370,000	2,987,284
COMM Mortgage Trust 2014-CR17 AM	4.174%		5/10/2047	7,400,000	7,175,299
COMM Mortgage Trust 2015-LC21	4.043%	#(h)	7/10/2048	6,234,000	5,902,865
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.93%	#(h)	8/10/2047	3,173,671	30,510
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.711%	#(h)	8/10/2047	12,450,000	8,567,369
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.297%	#(h)	2/10/2048	4,293,000	3,113,960
Connecticut Avenue Securities Trust 2021-R01 1M2†	6.034% (1 Mo. SOFR + 1.55%)	#	10/25/2041	7,027,000	6,869,724
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	734,008	719,132

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS Master Trust 2021-AHP A†	8.53% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	$5,700,000	$5,690,316
CS Master Trust 2021-BLUF A†	8.758% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	3,300,000	3,280,051
CSMC 2021-BHAR C†	6.588% (1 Mo. LIBOR + 2.00%)	#	11/15/2038	8,148,000	7,861,950
CSMC Trust 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	1,318,943	1,219,939
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(h)	8/25/2066	2,057,855	1,753,169
Fannie Mae 2023-R02†	6.792% (1 Mo. SOFR + 2.30%)	#	1/25/2043	6,140,011	6,185,027
Fannie Mae 2023-R02†	7.842% (1 Mo. SOFR + 3.35%)	#	1/25/2043	2,500,000	2,517,017
Flagstar Mortgage Trust 2021-3INV A2†	2.50%	#(h)	6/25/2051	9,644,000	7,849,869
Flagstar Mortgage Trust 2021-7	2.50%	#(h)	8/25/2051	8,040,000	6,531,809
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	6.584% (1 Mo. SOFR + 2.10%)	#	10/25/2033	7,725,000	7,683,055
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	5.984% (1 Mo. SOFR + 1.50%)	#	10/25/2041	6,110,000	5,875,775
Freddie Mac STACR REMIC Trust 2021-DNA7 M2†	6.284% (1 Mo. SOFR + 1.80%)	#	11/25/2041	6,260,000	5,996,530
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A†	7.134% (1 Mo. SOFR + 2.65%)	#	7/25/2042	7,855,419	7,931,025
GCAT Trust 2023-NQM1†	4.25%	#(h)	10/25/2057	12,214,760	11,159,877
Great Wolf Trust 2019-WOLF A†	5.71% (1 Mo. Term SOFR + 1.15%)	#	12/15/2036	10,093,000	9,961,937
GS Mortgage Securities Corp. Trust 2018-RIVR A†	5.538% (1 Mo. LIBOR + .95%)	#	7/15/2035	4,372,469	4,078,573
GS Mortgage Securities Corp. Trust 2021-ROSS G†	9.238% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	7,288,000	5,968,296
GS Mortgage Securities Corp. Trust 2022-AGSS A†	6.757% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	10,040,000	10,154,597
GS Mortgage Securities Trust 2014-GC26 C	4.521%	#(h)	11/10/2047	135,000	115,426
GS Mortgage-Backed Securities Trust 2021-PJ8 A2†	2.50%	#(h)	1/25/2052	8,068,761	6,548,638

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust 2023-PJ1†	3.50%	#(h)	2/25/2053	$6,187,901	$5,413,867
Hudsons Bay Simon JV Trust 2015-HB10 XB10†	0.541%	#(h)	8/5/2034	19,156,000	2,770
Hudsons Bay Simon JV Trust 2015-HB7 XB7†	0.493%	#(h)	8/5/2034	22,024,000	3,097
JP Morgan Mortgage Trust 2021-13 A3†	2.50%	#(h)	4/25/2052	6,231,683	5,088,695
JP Morgan Mortgage Trust 2021-INV8 A2†	3.00%	#(h)	5/25/2052	5,827,336	4,958,376
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	5.858% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	3,436,000	3,318,774
KIND Trust 2021-KIND D†	6.888% (1 Mo. LIBOR + 2.30%)	#	8/15/2038	6,691,637	6,312,197
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	484,729	441,700
Ready Capital Mortgage Financing LLC 2021-FL6 C†	6.517% (1 Mo. LIBOR + 1.90%)	#	7/25/2036	6,320,000	6,005,745
Ready Capital Mortgage Financing LLC 2022-FL8 A†	6.142% (1 Mo. SOFR + 1.65%)	#	1/25/2037	12,710,000	12,529,359
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	1/26/2060	267,372	254,956
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	99,641	95,108
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(h)	4/25/2065	2,607,970	2,449,277
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	779,441	738,955
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	3,471,630	3,161,097
Verus Securitization Trust 2021-2 A1†	1.031%	#(h)	2/25/2066	6,200,462	5,294,027
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(h)	4/25/2065	1,844,315	1,644,389
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.283%	#(h)	7/15/2046	3,865,000	1,487,989
Wells Fargo Mortgage Backed Securities 2021-INV2 Trust A2†	2.50%	#(h)	9/25/2051	4,574,322	3,729,624
WFRBS Commercial Mortgage Trust 2014-C23 XA	0.55%	#(h)	10/15/2057	51,940,364	334,070
Total Non-Agency Commercial Mortgage-Backed Securities (cost $293,558,395)					279,084,931

U.S. TREASURY OBLIGATIONS 14.21%
U.S. Treasury Bond	2.00%		11/15/2041	14,101,000	10,198,163
U.S. Treasury Bond	2.375%		11/15/2049	20,080,000	14,819,589
U.S. Treasury Bond	3.625%		2/15/2053	61,788,000	58,843,416
U.S. Treasury Bond	3.875%		2/15/2043	27,084,000	26,279,944
U.S. Treasury Inflation Indexed Bond	1.50%		2/15/2053	15,928,190	15,702,955
U.S. Treasury Inflation Indexed Note(j)	1.625%		10/15/2027	45,429,034	45,425,677
U.S. Treasury Note(k)	4.125%		1/31/2025	39,118,000	38,612,216
U.S. Treasury Note	4.25%		12/31/2024	224,909,000	222,405,131
Total U.S. Treasury Obligations (cost $437,011,138)					432,287,091
Total Long-Term Investments (cost $3,621,997,022)					3,460,304,152

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.46%

U.S. TREASURY OBLIGATIONS 1.99%
U.S. Treasury Bill (Cost $60,633,315)	Zero Coupon	4/11/2023	$60,943,000	$60,624,854

REPURCHASE AGREEMENTS 1.47%
Repurchase Agreement dated 2/28/2023, 4.550% due 3/1/2023 with Barclays Bank plc collateralized by $7,886,000 of U.S. Treasury Note at 4.250% due 10/15/2025; value: $7,943,174; proceeds: $7,788,409 (cost $7,787,425)			7,787,425	7,787,425
Repurchase Agreement dated 2/28/2023, 4.550% due 3/1/2023 with Barclays Bank plc collateralized by $11,109,000 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $9,928,946; proceeds: $9,735,492 (cost $9,734,261)			9,734,261	9,734,261
Repurchase Agreement dated 2/28/2023, 2.200% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $5,766,800 of U.S. Treasury Inflation Indexed Note at 0.375% due 7/15/2023; value: $7,395,139; proceeds: $7,250,486 (cost $7,250,043)			7,250,043	7,250,043
Repurchase Agreement dated 2/28/2023, 4.600% due 3/1/2023 with JPMorgan Securities LLC collateralized by $20,052,000 of U.S. Treasury Note at 4.125% due 9/30/2027; value: $19,871,997; proceeds: $19,873,819 (cost $19,871,280)			19,871,280	19,871,280
Total Repurchase Agreements (cost $44,643,009)				44,643,009
Total Short-Term Investments (cost $105,276,324)				105,267,863
Total Investments in Securities 117.21% (cost $3,727,273,346)				3,565,572,015
Other Assets and Liabilities – Net(l) (17.21)%				(523,468,992)
Net Assets 100.00%				$3,042,103,023

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $1,046,951,019, which represents 34.42% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(g)	Interest Rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 28, 2023.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at February 28, 2023:(1)

Referenced Indexes	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.39(4)(5)	Goldman Sachs	5.00%	12/20/2027	$29,867,000	$907,097	$436,498	$(470,599)
Markit CDX.NA.IG.39(4)(6)	Goldman Sachs	1.00%	12/20/2027	30,371,000	342,501	308,128	(34,373)
					$1,249,598	$744,626	$(504,972)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $504,972.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of investment grade securities.

Centrally Cleared Interest Rate Swap Contracts at February 28, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs(1)	4.300%	12-Month USD SOFR Index	2/17/2026	$220,841,000	$1,057,608

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs(1)	12-Month USD SOFR Index	5.180%	2/17/2024	$638,443,000	$(980,297)

SOFR Secured Overnight Financing Rate.

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at February 28, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	3/13/2023	1,148,000	$1,212,303	$1,215,044	$2,741
Canadian dollar	Sell	State Street Bank and Trust	4/20/2023	23,000,000	17,095,097	16,864,391	230,706
Euro	Sell	Bank of America	3/13/2023	5,706,000	6,134,966	6,039,235	95,731
Euro	Sell	Goldman Sachs	3/13/2023	849,000	925,087	898,582	26,505
Euro	Sell	J.P. Morgan	3/13/2023	1,893,000	2,062,178	2,003,553	58,625
Euro	Sell	State Street Bank and Trust	3/13/2023	36,766,000	39,060,419	38,913,164	147,255
Euro	Sell	State Street Bank and Trust	3/13/2023	1,122,000	1,211,530	1,187,526	24,004
Euro	Sell	State Street Bank and Trust	3/13/2023	2,725,000	2,964,817	2,884,142	80,675
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$666,242

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	3/13/2023	88,000	$94,526	$93,139	$(1,387)
Euro	Buy	Morgan Stanley	3/13/2023	1,391,000	1,491,286	1,472,236	(19,050)
Euro	Buy	State Street Bank and Trust	3/13/2023	1,141,000	1,217,282	1,207,635	(9,647)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(30,084)

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2023

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bobl	March 2023	200	Short	EUR	(23,923,037)	EUR	(23,036,000)	$938,218
Euro-Bund	March 2023	246	Short		(33,930,436)		(32,695,860)	1,305,811
U.S. 5-Year Treasury Note	June 2023	1,224	Short		$(131,458,613)		$(131,034,938)	423,675
U.S. Ultra Long Bond	June 2023	1,108	Long		149,070,822		149,649,250	578,428
Total Unrealized Appreciation on Futures Contracts								$3,246,132

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2023	700	Long		$78,184,981		$78,159,375	$(25,606)
U.S. 10-Year Ultra Long Bond	June 2023	1,631	Short		(190,964,196)		(191,132,812)	(168,616)
U.S. Long Bond	June 2023	1,305	Long		165,188,245		163,410,469	(1,777,776)
Total Unrealized Depreciation on Futures Contracts								$(1,971,998)

Reverse Repurchase Agreement Payables as of February 28, 2023

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$17,523,050	$18,107,637 principal, U.S. Treasury Note at 4.125% due 1/31/2025, $17,873,511 fair value	3.45%	02/28/2023	On Demand	$17,524,729
JPMorgan Securities LLC	$19,871,280	$20,131,575 principal, U.S. Treasury Note at 4.125% due 1/31/2025, $19,871,280 fair value	3.50%	02/28/2023	On Demand	19,873,212
Total						$37,397,941

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest payable of $1,679 and $1,932, respectively.

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$40,374,772	$5,325,183	$45,699,955
Remaining Industries	–	453,150,562	–	453,150,562
Corporate Bonds	–	1,258,934,487	–	1,258,934,487
Floating Rate Loans	–	33,185,864	–	33,185,864
Foreign Government Obligations	–	86,005,386	–	86,005,386
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	36,440,354	–	36,440,354
Government Sponsored Enterprises Pass-Throughs	–	832,446,043	–	832,446,043
Municipal Bonds	–	3,069,479	–	3,069,479
Non-Agency Commercial Mortgage-Backed Securities	–	279,084,931	–	279,084,931
U.S. Treasury Obligations	–	432,287,091	–	432,287,091
Short-Term Investments
U.S. Treasury Obligations	–	60,624,854	–	60,624,854
Repurchase Agreements	–	44,643,009	–	44,643,009
Total	$–	$3,560,246,832	$5,325,183	$3,565,572,015
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$744,626	$–	$744,626
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	1,057,608	–	1,057,608
Liabilities	–	(980,297)	–	(980,297)
Forward Foreign Currency Exchange Contracts
Assets	–	666,242	–	666,242
Liabilities	–	(30,084)	–	(30,084)
Futures Contracts
Assets	3,246,132	–	–	3,246,132
Liabilities	(1,971,998)	–	–	(1,971,998)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(37,397,941)	–	(37,397,941)
Total	$1,274,134	$(35,939,846)	$–	$(34,665,712)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 83.21%

ASSET-BACKED SECURITIES 26.01%

Automobiles 13.16%
Ally Auto Receivables Trust 2022-3 A2	5.29%	6/16/2025	$23,240,000	$23,240,065
Arivo Acceptance Auto Loan Receivables Trust 2021-1A A†	1.19%	1/15/2027	4,322,909	4,189,820
Avid Automobile Receivables Trust 2021-1 A†	0.61%	1/15/2025	90,809	90,647
Avis Budget Rental Car Funding AESOP LLC 2019-3A A†	2.36%	3/20/2026	7,545,000	7,104,777
BMW Vehicle Lease Trust 2023-1 A2	5.27%	2/25/2025	26,145,000	26,141,826
Capital One Prime Auto Receivables Trust 2023-1 A2	5.20%	5/15/2026	13,445,000	13,436,476
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	683,356	680,546
CarMax Auto Owner Trust 2023-1 A2A	5.23%	1/15/2026	17,650,000	17,604,318
Carvana Auto Receivables Trust 2020-P1 A3	0.44%	6/9/2025	4,840,574	4,790,655
Carvana Auto Receivables Trust 2021-N1 B	1.09%	1/10/2028	12,883,953	11,931,232
Carvana Auto Receivables Trust 2022-P3 A2	4.42%	12/10/2025	20,100,611	19,978,227
CPS Auto Receivables Trust 2021-D A†	0.61%	10/15/2025	8,973,642	8,891,765
CPS Auto Receivables Trust 2022-A A†	0.98%	4/16/2029	10,571,914	10,432,050
CPS Auto Receivables Trust 2022-C A†	4.18%	4/15/2030	15,749,611	15,624,258
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%	12/11/2034	42,745,703	41,405,365
Exeter Automobile Receivables Trust 2022-4A A2	3.99%	8/15/2024	14,935,460	14,921,579
Exeter Automobile Receivables Trust 2022-4A A3	4.33%	2/17/2026	19,895,000	19,744,805
Exeter Automobile Receivables Trust 2022-6A A2	5.73%	11/17/2025	9,650,000	9,657,838
First Investors Auto Owner Trust 2021-2A A†	0.48%	3/15/2027	51,795,409	50,137,081
First Investors Auto Owners Trust 2022-2A A†	6.26%	7/15/2027	22,768,423	22,956,526
Flagship Credit Auto Trust 2021-2 B†	0.93%	6/15/2027	10,000,000	9,571,618
Flagship Credit Auto Trust 2022-2 A2†	3.28%	8/15/2025	45,771,514	45,446,765
Flagship Credit Auto Trust 2022-3 A2†	4.06%	10/15/2025	22,789,064	22,648,561
Flagship Credit Auto Trust 2023-1†	5.38%	12/15/2026	11,000,000	10,983,461
Ford Credit Auto Lease Trust 2023-A A2A	5.19%	6/15/2025	8,500,000	8,489,666
Ford Credit Auto Lease Trust 2023-A A3	4.94%	3/15/2026	48,600,000	48,372,474
Foursight Capital Automobile Receivables Trust 2021-2 A3†	0.81%	5/15/2026	9,761,404	9,552,150
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%	1/15/2027	13,399,766	13,187,655
GLS Auto Receivables Issuer Trust 2021-3A B†	0.78%	11/17/2025	31,525,000	30,900,641
GLS Auto Receivables Issuer Trust 2021-3A C†	1.11%	9/15/2026	25,348,000	23,936,152
GLS Auto Receivables Trust 2021-2A B†	0.77%	9/15/2025	15,764,239	15,667,270
GLS Auto Receivables Trust 2021-2A C†	1.08%	6/15/2026	21,660,000	20,786,084

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust 2023-1 A2A	5.27%	6/20/2025	$8,335,000	$8,336,000
GM Financial Consumer Automobile Receivables Trust 2023-1 A2A	5.19%	3/16/2026	39,385,000	39,346,391
Hertz Vehicle Financing III LLC 2022-1A A†	1.99%	6/25/2026	12,150,000	11,249,937
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	27,730,000	25,750,516
Honda Auto Receivables Owner Trust 2022-2 A2	3.81%	3/18/2025	64,800,000	64,211,033
Honda Auto Receivables Owner Trust 2022-C A2A	3.83%	8/15/2025	60,000,000	59,458,758
Hyundai Auto Lease Securitization Trust 2023-A A2A†	5.20%	4/15/2025	8,900,000	8,892,296
Mercedes-Benz Auto Receivables Trust 2023-1	5.09%	1/15/2026	7,100,000	7,085,075
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	34,360,000	32,124,652
OneMain Direct Auto Receivables Trust 2021-1A B†	1.26%	7/14/2028	34,347,000	30,695,543
PenFed Auto Receivables Owner Trust 2022-A A2†	3.83%	12/16/2024	7,200,000	7,158,514
Santander Consumer Auto Receivables Trust 2021-AA A3†	0.33%	10/15/2025	12,199,449	12,006,376
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	15,410,000	15,119,109
Santander Drive Auto Receivables Trust 2022-2 A3	2.98%	10/15/2026	69,306,000	68,347,027
Santander Drive Auto Receivables Trust 2022-3 A2	2.76%	3/17/2025	22,223,571	22,168,107
Santander Retail Auto Lease Trust 2021-A B†	0.92%	3/20/2026	24,305,000	23,192,089
Santander Retail Auto Lease Trust 2021-B†	0.84%	6/20/2025	4,900,000	4,650,769
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	19,034,988	18,655,548
Santander Retail Auto Lease Trust 2021-C C†	1.11%	3/20/2026	14,400,000	13,538,742
Santander Retail Auto Lease Trust 2022-A A2†	0.97%	3/20/2025	20,570,703	20,152,466
Tesla Auto Lease Trust 2021-A A3†	0.56%	3/20/2025	40,000,000	39,080,760
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	22,250,000	21,526,221
Tricolor Auto Securitization Trust 2022-1A A†	3.30%	2/18/2025	14,400,821	14,268,817
Tricolor Auto Securitization Trust 2023-1A A†	6.48%	8/17/2026	6,500,000	6,495,259
Volkswagen Auto Lease Trust 2020-A A3	0.39%	1/22/2024	5,208,259	5,192,823
Volkswagen Auto Lease Trust 2022-A A3	3.44%	7/21/2025	39,700,000	38,843,691
Westlake Automobile Receivables Trust 2021-1A C†	0.95%	3/16/2026	87,800,000	84,532,023
Westlake Automobile Receivables Trust 2021-2A D†	1.23%	12/15/2026	30,025,000	27,831,007
World Omni Automobile Lease Securitization Trust 2022-A A3	3.21%	2/18/2025	23,900,000	23,401,914
Total				1,335,813,816

Credit Card 0.37%
American Express Credit Account Master Trust 2022-2 A	3.39%	5/15/2027	39,537,000	38,148,813

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 12.32%
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	$26,450,984	$25,930,384
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	21,305,760	18,922,583
Atalaya Equipment Leasing Trust 2021-1A A2†	1.23%		5/15/2026	15,249,671	14,845,642
Atrium IX-9A AR2†	5.943% (3 Mo. LIBOR + .99%)	#	5/28/2030	40,160,521	39,834,607
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	6,050,000	5,850,268
BDS Ltd. 2020-FL5 A†	5.828% (1 Mo. Term SOFR + 1.26%)	#	2/16/2037	3,586,033	3,574,577
Benefit Street Partners CLO V-B Ltd. 2018-5BA A1A†	5.898% (3 Mo. LIBOR + 1.09%)	#	4/20/2031	15,000,000	14,852,411
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2029	58,692,613	58,148,886
CBAM Ltd. 2019-9A A†	6.072% (3 Mo. LIBOR + 1.28%)	#	2/12/2030	20,140,549	20,050,146
Dell Equipment Finance Trust 2020-2 A3†	0.57%		10/23/2023	9,441,914	9,399,716
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	5,669,295	5,637,382
Dell Equipment Finance Trust 2021-2 B†	0.81%		12/22/2026	10,880,000	10,268,207
Dell Equipment Finance Trust 2021-2 C†	0.94%		12/22/2026	7,370,000	6,958,514
Dell Equipment Finance Trust 2021-2 D†	1.21%		6/22/2027	6,980,000	6,561,855
Encina Equipment Finance LLC 2021-1A A2†	0.74%		12/15/2026	10,147,868	10,010,010
Flatiron CLO Ltd. 2017-1A AR†	5.844% (3 Mo. LIBOR + .98%)	#	5/15/2030	15,016,828	14,946,980
FS Rialto 2021-FL2 A†	5.81% (1 Mo. LIBOR + 1.22%)	#	5/16/2038	13,660,000	13,360,450
Galaxy XIX CLO Ltd. 2015-19A A1RR†	5.766% (3 Mo. LIBOR + .95%)	#	7/24/2030	49,232,961	48,844,120
Galaxy XXIII CLO Ltd. 2017-23A AR†	5.686% (3 Mo. LIBOR + .87%)	#	4/24/2029	49,490,489	49,118,837
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 A4†	1.04%		9/15/2027	14,000,000	12,598,260
HGI CRE CLO Ltd. 2021-FL1 A†	5.64% (1 Mo. LIBOR + 1.05%)	#	6/16/2036	18,891,204	18,593,707
HGI CRE CLO Ltd. 2021-FL1 AS†	5.99% (1 Mo. LIBOR + 1.40%)	#	6/16/2036	6,177,000	5,961,411
HGI CRE CLO Ltd. 2021-FL1 B†	6.19% (1 Mo. LIBOR + 1.60%)	#	6/16/2036	6,990,000	6,741,168
KREF Ltd. 2021-FL2 A†	5.671% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	36,710,000	35,884,025
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	19,085,000	16,932,042
Lendmark Funding Trust 2019-2A A†	2.78%		4/20/2028	7,383,785	7,238,706

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LFT CRE Ltd. 2021-FL1 A†	5.758% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	$30,570,000	$29,631,747
LFT CRE Ltd. 2021-FL1 B†	6.338% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	41,120,000	40,038,963
LMREC LLC 2021-CRE4 A†	5.667% (1 Mo. LIBOR + 1.05%)	#	4/22/2037	11,107,523	10,834,238
Madison Park Funding XI Ltd. 2013-11A AR2†	5.715% (3 Mo. LIBOR + .90%)	#	7/23/2029	56,981,663	56,601,037
Madison Park Funding XVII Ltd. 2015-17A AR2†	5.815% (3 Mo. LIBOR + 1.00%)	#	7/21/2030	39,134,539	38,907,592
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	3,305,518	3,276,912
Marlette Funding Trust 2021-2A B†	1.06%		9/15/2031	10,245,432	10,030,477
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031	38,745,000	37,106,590
MF1 Ltd. 2021-FL6 A†	5.701% (1 Mo. LIBOR + 1.10%)	#	7/16/2036	44,800,000	43,770,885
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	5.808% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	66,928,621	66,432,376
Octagon Investment Partners 31 LLC 2017-1A AR†	5.858% (3 Mo. LIBOR + 1.05%)	#	7/20/2030	48,498,944	48,172,312
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	5.742% (3 Mo. LIBOR + .95%)	#	7/15/2029	57,469,759	57,078,991
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	7,422,546	7,165,752
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	9,718,887	9,626,859
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	29,337,186	28,350,979
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	41,275,000	40,100,908
Regatta Funding LP 2013-2A A1R3†	5.642% (3 Mo. LIBOR + .85%)	#	1/15/2029	40,655,821	40,379,219
Regatta VIII Funding Ltd. 2017-1A A†	6.042% (3 Mo. LIBOR + 1.25%)	#	10/17/2030	16,920,874	16,835,596
TCI-Flatiron CLO Ltd. 2017-1A AR†	5.837% (3 Mo. LIBOR + .96%)	#	11/18/2030	47,723,088	47,280,398
Theorem Funding Trust 2021-1A A†	1.21%		12/15/2027	1,362,988	1,344,716
Verizon Master Trust 2022-1 A	1.04%		1/20/2027	118,400,000	116,525,965
Verizon Master Trust 2022-7 A1A	5.23%		11/22/2027	19,900,000	19,940,916
Total					1,250,498,322

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan 0.16%
Navient Private Education Refi Loan Trust 2020-EA A†	1.69%		5/15/2069	$18,295,541	$16,388,242
Total Asset-Backed Securities (cost $2,697,037,506)					2,640,849,193

CORPORATE BONDS 47.08%

Aerospace/Defense 1.09%
Boeing Co. (The)	1.433%		2/4/2024	30,630,000	29,461,867
L3Harris Technologies, Inc.	5.485% (3 Mo. LIBOR + .75%)	#	3/10/2023	81,249,000	81,256,332
Total					110,718,199

Agriculture 0.35%
Philip Morris International, Inc.	5.125%		11/15/2024	35,794,000	35,703,559

Auto Manufacturers 3.24%
General Motors Financial Co., Inc.	3.70%		5/9/2023	13,587,000	13,546,774
General Motors Financial Co., Inc.	5.10%		1/17/2024	36,347,000	36,182,971
General Motors Financial Co., Inc.	5.138% (SOFR + .62%)	#	10/15/2024	44,943,000	44,601,160
General Motors Financial Co., Inc.	5.775% (SOFR + 1.20%)	#	11/17/2023	41,986,000	42,021,188
Hyundai Capital America†	0.80%		4/3/2023	10,481,000	10,439,415
Hyundai Capital America†	0.80%		1/8/2024	99,652,000	95,652,789
Hyundai Capital America†	1.25%		9/18/2023	15,532,000	15,155,378
Hyundai Capital America†	3.40%		6/20/2024	9,066,000	8,802,108
Hyundai Capital America†	5.75%		4/6/2023	14,559,000	14,557,106
Stellantis N.V. (Netherlands)(a)	5.25%		4/15/2023	48,582,000	48,507,912
Total					329,466,801

Banks 27.86%
ANZ New Zealand Int’l Ltd. (United Kingdom)†(a)	5.175% (SOFR + .60%)	#	2/18/2025	17,916,000	17,911,729
Bank of America Corp.	2.015% (3 Mo. LIBOR + .64%)	#	2/13/2026	13,198,000	12,285,503
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%)	#	10/22/2025	10,000,000	9,494,360
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%)	#	3/5/2024	175,701,000	175,678,510
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	27,670,000	27,107,402
Bank of America Corp.	3.864% (3 Mo. LIBOR + .94%)	#	7/23/2024	95,073,000	94,381,218

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	5.235% (SOFR + .66%)	#	2/4/2025	$45,370,000	$45,357,635
Bank of Ireland Group plc (Ireland)†(a)	4.50%		11/25/2023	69,084,000	68,249,512
Bank of Montreal (Canada)(a)	4.714% (SOFR Index + .35%)	#	12/8/2023	17,097,000	17,105,358
Bank of Montreal (Canada)(a)	5.061% (SOFR Index + .68%)	#	3/10/2023	107,269,000	107,281,161
Bank of Montreal (Canada)(a)	5.074% (SOFR Index + .71%)	#	3/8/2024	53,961,000	54,112,294
Bank of Montreal (Canada)(a)	5.20%		12/12/2024	24,987,000	24,924,699
Bank of Nova Scotia (Canada)(a)	5.25%		12/6/2024	44,634,000	44,570,310
Bank of Nova Scotia (The) (Canada)(a)	4.973% (SOFR Index + .55%)	#	9/15/2023	67,842,000	67,944,901
Barclays plc (United Kingdom)(a)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	65,967,000	65,720,676
BBVA Bancomer SA†	4.375%		4/10/2024	2,920,000	2,875,470
BPCE SA (France)†(a)	4.625%		7/11/2024	13,498,000	13,172,667
BPCE SA (France)†(a)	5.087% (SOFR + .57%)	#	1/14/2025	27,056,000	26,820,355
BPCE SA (France)†(a)	5.15%		7/21/2024	34,141,000	33,623,807
BPCE SA (France)†(a)	5.70%		10/22/2023	51,130,000	50,985,231
BPCE SA (France)†(a)	5.975% (3 Mo. LIBOR + 1.24%)	#	9/12/2023	18,134,000	18,193,676
Canadian Imperial Bank of Commerce (Canada)(a)	4.941% (SOFR Index + .42%)	#	10/18/2024	13,509,000	13,464,916
Canadian Imperial Bank of Commerce (Canada)(a)	5.247% (SOFR + .80%)	#	3/17/2023	137,844,000	137,879,965
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	47,045,000	45,787,794
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	56,860,000	56,635,941
Credit Suisse Group AG (Switzerland)†(a)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	23,000,000	22,663,777
Danske Bank A/S (Denmark)†(a)	1.226% (1 Yr. Treasury CMT + 1.00%)	#	6/22/2024	11,630,000	11,455,330
Danske Bank A/S (Denmark)†(a)	3.875%		9/12/2023	45,195,000	44,781,010
Danske Bank A/S (Denmark)†(a)	5.375%		1/12/2024	73,404,000	73,208,790
Danske Bank A/S (Denmark)†(a)	5.795% (3 Mo. LIBOR + 1.06%)	#	9/12/2023	2,800,000	2,802,813

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
DNB Bank ASA (Norway)†(a)	2.968% (SOFR Index + .81%)	#	3/28/2025	$22,826,000	$22,110,415
First-Citizens Bank & Trust Co.	2.969% (3 Mo. Term SOFR + 1.72%)	#	9/27/2025	9,804,000	9,335,737
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%)	#	6/19/2024	16,597,000	16,500,075
Goldman Sachs Group, Inc. (The)	0.673% (SOFR + .57%)	#	3/8/2024	77,783,000	77,549,830
Goldman Sachs Group, Inc. (The)	5.025% (SOFR + .49%)	#	10/21/2024	63,161,000	62,926,603
Goldman Sachs Group, Inc. (The)	5.239% (SOFR + .70%)	#	1/24/2025	22,699,000	22,670,623
Goldman Sachs Group, Inc. (The)	5.813% (SOFR + 1.39%)	#	3/15/2024	23,098,000	23,265,637
Intesa Sanpaolo SpA (Italy)(a)	5.25%		1/12/2024	33,000,000	32,836,968
JPMorgan Chase & Co.	3.559% (3 Mo. LIBOR + .73%)	#	4/23/2024	35,300,000	35,184,736
JPMorgan Chase & Co.	3.797% (3 Mo. LIBOR + .89%)	#	7/23/2024	113,585,000	112,777,637
JPMorgan Chase & Co.	3.845% (SOFR + .98%)	#	6/14/2025	23,567,000	23,013,578
JPMorgan Chase & Co.	5.546% (SOFR + 1.07%)	#	12/15/2025	66,535,000	66,485,775
Macquarie Group Ltd. (Australia)†(a)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	19,304,000	19,284,167
Macquarie Group Ltd. (Australia)†(a)	6.207%		11/22/2024	63,562,000	64,161,844
Morgan Stanley	0.731% (SOFR + .62%)	#	4/5/2024	64,676,000	64,348,340
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	55,387,000	54,123,842
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%)	#	4/24/2024	146,500,000	146,075,283
Morgan Stanley	5.008% (SOFR + .46%)	#	1/25/2024	94,617,000	94,587,427
Morgan Stanley	5.176% (SOFR + .63%)	#	1/24/2025	54,477,000	54,371,475
NatWest Group plc (United Kingdom)(a)	2.359% (1 Yr. Treasury CMT + 2.15%)	#	5/22/2024	14,185,000	14,062,288
NatWest Group plc (United Kingdom)(a)	4.269% (3 Mo. LIBOR + 1.76%)	#	3/22/2025	13,887,000	13,639,078
NatWest Group plc (United Kingdom)(a)	4.519% (3 Mo. LIBOR + 1.55%)	#	6/25/2024	68,284,000	67,923,084

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Markets plc (United Kingdom)†(a)	5.105% (SOFR + .53%)	#	8/12/2024	$22,842,000	$22,604,006
NatWest Markets plc (United Kingdom)†(a)	5.903% (SOFR + 1.45%)	#	3/22/2025	40,000,000	40,066,059
Santander UK Group Holdings plc (United Kingdom)(a)	1.089% (SOFR + .79%)	#	3/15/2025	12,444,000	11,791,965
Santander UK Group Holdings plc (United Kingdom)(a)	4.796% (3 Mo. LIBOR + 1.57%)	#	11/15/2024	12,365,000	12,243,653
Standard Chartered plc (United Kingdom)†(a)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	26,620,000	26,596,764
Standard Chartered plc (United Kingdom)†(a)	5.20%		1/26/2024	30,000,000	29,867,532
Toronto-Dominion Bank (The) (Canada)(a)	3.766%		6/6/2025	21,896,000	21,148,297
Toronto-Dominion Bank (The) (Canada)(a)	4.285%		9/13/2024	63,599,000	62,638,542
Toronto-Dominion Bank (The) (Canada)(a)	4.731% (SOFR + .35%)	#	9/10/2024	4,700,000	4,691,015
UBS AG (Switzerland)(a)	5.125%		5/15/2024	31,248,000	30,973,018
UBS Group AG (Switzerland)†(a)	1.008% (1 Yr. Treasury CMT + .83%)	#	7/30/2024	11,381,000	11,156,408
UniCredit SpA (Italy)†(a)	7.83%		12/4/2023	69,639,000	70,802,045
Total					2,828,290,556

Biotechnology 0.15%
Amgen, Inc.(b)	5.25%		3/2/2025	14,974,000	14,943,290

Commercial Services 0.07%
Triton Container International Ltd.†	0.80%		8/1/2023	7,430,000	7,239,960

Computers 0.25%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	24,992,000	24,976,530

Cosmetics/Personal Care 0.19%
GSK Consumer Healthcare Capital US LLC	5.349% (SOFR + .89%)	#	3/24/2024	19,242,000	19,192,506

Diversified Financial Services 2.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.50%		9/15/2023	24,000,000	23,839,412
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.875%		1/16/2024	45,000,000	44,572,702
Aircastle Ltd.	4.40%		9/25/2023	8,000,000	7,936,683

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
American Express Co.	5.256% (SOFR + .93%)	#	3/4/2025	$36,253,000	$36,521,108
Aviation Capital Group LLC†	3.875%		5/1/2023	15,185,000	15,123,923
Aviation Capital Group LLC†	4.375%		1/30/2024	18,412,000	18,101,554
Avolon Holdings Funding Ltd. (Ireland)†(a)	3.95%		7/1/2024	9,147,000	8,849,551
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023	21,534,000	21,463,452
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	36,108,000	35,549,880
Park Aerospace Holdings Ltd. (Ireland)†(a)	4.50%		3/15/2023	4,092,000	4,088,658
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024	22,918,000	22,653,012
Total					238,699,935

Electric 3.93%
American Electric Power Co., Inc.	5.294% (3 Mo. LIBOR + .48%)	#	11/1/2023	32,614,000	32,539,660
CenterPoint Energy, Inc.	5.226% (SOFR Index + .65%)	#	5/13/2024	43,573,000	43,371,521
Comision Federal de Electricidad (Mexico)†(a)	4.875%		1/15/2024	30,753,000	30,382,734
Dominion Energy, Inc.	5.299% (3 Mo. LIBOR + .53%)	#	9/15/2023	33,869,000	33,871,570
Jersey Central Power & Light Co.†	4.70%		4/1/2024	14,500,000	14,318,479
Metropolitan Edison Co.†	3.50%		3/15/2023	2,000,000	1,998,974
Monongahela Power Co.†	4.10%		4/15/2024	13,665,000	13,416,143
NextEra Energy Capital Holdings, Inc.	2.94%		3/21/2024	66,295,000	64,582,187
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	4,898,000	4,818,067
NextEra Energy Capital Holdings, Inc.	4.846% (SOFR Index + .54%)	#	3/1/2023	27,104,000	27,104,000
NextEra Energy Capital Holdings, Inc.	4.973% (SOFR Index + .40%)	#	11/3/2023	57,251,000	57,232,309
NextEra Energy Capital Holdings, Inc.(b)	6.051%		3/1/2025	10,037,000	10,103,480
OGE Energy Corp.	0.703%		5/26/2023	5,434,000	5,374,876
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia)†(a)	3.473%		4/8/2023	41,983,000	41,802,893
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(a)	4.00%		4/8/2024	18,106,000	17,825,792
Total					398,742,685

Gas 0.44%
Atmos Energy Corp.	5.103% (3 Mo. LIBOR + .38%)	#	3/9/2023	27,228,000	27,229,276
CenterPoint Energy Resources Corp.	5.279% (3 Mo. LIBOR + .50%)	#	3/2/2023	17,322,000	17,322,000
Total					44,551,276

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Products 1.38%
GE HealthCare Technologies, Inc.†	5.55%		11/15/2024	$50,475,000	$50,376,241
Thermo Fisher Scientific, Inc.	4.871% (SOFR Index + .35%)	#	4/18/2023	45,122,000	45,120,312
Thermo Fisher Scientific, Inc.	4.911% (SOFR Index + .39%)	#	10/18/2023	31,586,000	31,581,721
Thermo Fisher Scientific, Inc.	5.051% (SOFR Index + .53%)	#	10/18/2024	13,647,000	13,637,680
Total					140,715,954

Insurance 1.52%
Brighthouse Financial Global Funding†	5.272% (SOFR + .76%)	#	4/12/2024	25,103,000	25,074,853
GA Global Funding Trust†	0.80%		9/13/2024	37,195,000	34,260,953
GA Global Funding Trust†	5.867% (SOFR + 1.36%)	#	4/11/2025	45,784,000	45,480,788
Jackson National Life Global Funding†	5.613% (SOFR + 1.15%)	#	6/28/2024	49,131,000	49,389,290
Total					154,205,884

Lodging 0.10%
Hyatt Hotels Corp.	1.80%		10/1/2024	11,059,000	10,436,565

Media 0.65%
Charter Communications Operating LLC/ Charter Communications Operating Capital	6.464% (3 Mo. LIBOR + 1.65%)	#	2/1/2024	65,224,000	65,730,662

Mining 1.14%
Glencore Funding LLC†	4.125%		5/30/2023	18,458,000	18,398,222
Glencore Funding LLC†	4.125%		3/12/2024	42,858,000	42,215,629
Glencore Funding LLC†	4.625%		4/29/2024	55,531,000	54,799,236
Total					115,413,087

Miscellaneous Manufacturing 0.28%
Parker-Hannifin Corp.	3.65%		6/15/2024	29,308,000	28,659,879

Pharmaceuticals 0.51%
AstraZeneca plc (United Kingdom)(a)	5.542% (3 Mo. LIBOR + .67%)	#	8/17/2023	7,157,000	7,176,266
Bayer US Finance II LLC†	5.779% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	14,368,000	14,407,121
Cigna Group (The)	5.682% (3 Mo. LIBOR + .89%)	#	7/15/2023	30,112,000	30,165,705
Total					51,749,092

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.31%
Enbridge, Inc. (Canada)(a)	5.205% (SOFR Index + .63%)	#	2/16/2024	$31,647,000	$31,585,150

REITS 0.19%
Simon Property Group LP	4.937% (SOFR Index + .43%)	#	1/11/2024	19,480,000	19,435,386

Savings & Loans 0.25%
Nationwide Building Society (United Kingdom)†(a)	3.766% (3 Mo. LIBOR + 1.06%)	#	3/8/2024	25,670,000	25,664,842

Semiconductors 0.29%
Marvell Technology, Inc.	4.20%		6/22/2023	29,372,000	29,234,255

Telecommunications 0.33%
AT&T, Inc.	5.10% (SOFR Index + .64%)	#	3/25/2024	33,143,000	33,144,966

Transportation 0.21%
Pelabuhan Indonesia Persero PT (Indonesia)†(a)	4.50%		5/2/2023	21,273,000	21,225,328
Total Corporate Bonds (cost $4,826,690,186)					4,779,726,347

FLOATING RATE LOANS(c) 3.31%

Chemicals 0.81%
Celanese U.S. Holdings LLC 2022 364-Day Delayed Draw Term Loan	5.809%		10/31/2023	15,666,667	15,715,625
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.306% (3 Mo. LIBOR + 1.25%)		2/1/2024	67,148,254	66,980,383
Total					82,696,008

Diversified Financial Services 0.21%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	6.48% (3 Mo. LIBOR + 1.75%)		10/6/2023	21,836,322	21,859,141

Health Care Products 0.42%
Baxter Intl Inc 2021 Delayed Draw Term Loan Tranche 1(d)	–	(e)	9/30/2024	42,364,280	42,205,414

Health Care Services 0.04%
Humana Inc. Delayed Draw Term Loan	5.885% (1 Mo. LIBOR + 1.25%)		5/28/2024	4,500,000	4,497,188

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.96%
Charter Communications Operating, LLC 2019 Term Loan B1	6.368% (1 Mo. LIBOR + 1.75%)		4/30/2025	$97,113,389	$97,119,701

Pipelines 0.24%
Targa Resources Corp. Term Loan	6.093% - 6.15% (3 Mo. Term SOFR + 1.38%)		7/12/2025	24,400,000	24,339,000

Real Estate Investment Trusts 0.63%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	5.75% (1 Mo. LIBOR + 1.13%)		12/8/2023	24,629,929	24,537,567
Invitation Homes Operating Partnership LP 2020 Term Loan A	5.635% (3 Mo. LIBOR + 1.00%)		1/31/2025	40,000,000	39,300,000
Total					63,837,567
Total Floating Rate Loans (cost $337,400,239)					336,554,019

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.55%
Federal Home Loan Bank Discount Notes (cost $56,275,747)	Zero Coupon		3/14/2023	56,365,000	56,275,537

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.28%
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(f)	9/25/2066	527,161	426,714
BBCMS Mortgage Trust 2017-DELC A†	5.563% (1 Mo. LIBOR + .98%)	#	8/15/2036	4,680,000	4,650,095
BFLD 2019-DPLO A†	5.678% (1 Mo. LIBOR + 1.09%)	#	10/15/2034	11,780,000	11,669,337
BX Trust 2021-ARIA A†	5.487% (1 Mo. LIBOR + .90%)	#	10/15/2036	9,304,000	9,088,897
BXHPP Trust 2021-FILM A†	5.238% (1 Mo. LIBOR + .65%)	#	8/15/2036	29,800,000	28,268,179
BXMT Ltd. 2020-FL2 A†	5.578% (1 Mo. Term SOFR + 1.01%)	#	2/15/2038	36,194,285	35,249,458
BXMT Ltd. 2021-FL4 A†	5.638% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	27,035,000	26,624,843
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(f)	8/25/2066	7,754,245	6,170,325
Connecticut Avenue Securities Trust 2021-R01 1M1†	5.234% (1 Mo. SOFR + .75%)	#	10/25/2041	8,381,127	8,325,354
Connecticut Avenue Securities Trust 2022-R02 2M1†	5.684% (1 Mo. SOFR + 1.20%)	#	1/25/2042	22,932,949	22,695,052

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Connecticut Avenue Securities 2021-R02 2M1†	5.384% (1 Mo. SOFR + .90%)	#	11/25/2041	$17,087,019	$16,895,557
Freddie Mac STACR REMIC Trust 2021-DNA6 M1†	5.284% (1 Mo. SOFR + .80%)	#	10/25/2041	2,541,080	2,521,827
Freddie Mac STACR REMIC Trust 2021-HQA1 M1†	5.184% (1 Mo. SOFR + .70%)	#	8/25/2033	652,150	650,372
Freddie Mac STACR REMIC Trust 2021-HQA2 M1†	5.184% (1 Mo. SOFR + .70%)	#	12/25/2033	4,024,086	3,995,713
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	5.334% (1 Mo. SOFR + .85%)	#	9/25/2041	13,644,278	13,158,782
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	5.434% (1 Mo. SOFR + .95%)	#	12/25/2041	11,356,748	11,000,016
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	5.484% (1 Mo. SOFR + 1.00%)	#	1/25/2042	28,644,557	28,194,660
Great Wolf Trust 2019-WOLF A†	5.711% (1 Mo. Term SOFR + 1.15%)	#	12/15/2036	14,400,000	14,213,009
GS Mortgage Securities Corp. Trust 2018-HULA A†	5.508% (1 Mo. LIBOR + .92%)	#	7/15/2025	15,002,270	14,860,904
GS Mortgage Securities Corp. Trust 2021-RENT A†	5.291% (1 Mo. LIBOR + .70%)	#	11/21/2035	24,496,195	23,079,605
GS Mortgage Securities Corp. Trust 2021-ROSS A†	5.738% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	40,000,000	37,871,964
Hilton Orlando Trust 2018-ORL A†	5.608% (1 Mo. LIBOR + 1.02%)	#	12/15/2034	36,955,000	36,517,804
KIND Trust 2021-KIND A†	5.538% (1 Mo. LIBOR + .95%)	#	8/15/2038	24,572,407	23,511,378
PFP Ltd. 2021-7 A†	5.438% (1 Mo. LIBOR + .85%)	#	4/14/2038	11,870,935	11,737,387
VASA Trust 2021-VASA A†	5.488% (1 Mo. LIBOR + .90%)	#	7/15/2039	45,750,000	42,717,617
Total Non-Agency Commercial Mortgage-Backed Securities (cost $449,318,726)					434,094,849

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 1.98%
U.S. Treasury Note (cost $202,921,340)	4.25%	12/31/2024	$203,288,000	$201,024,833
Total Long-Term Investments (cost $8,569,643,744)				8,448,524,778

SHORT-TERM INVESTMENTS 17.02%

COMMERCIAL PAPER 13.48%

Agriculture 0.30%
BAT International Finance plc	5.25%	7/28/2023	30,932,000	30,254,332

Auto Manufacturers 0.21%
General Motors Financial Co., Inc.	5.529%	5/31/2023	21,394,000	21,090,398

Automobiles 0.55%
General Motors Financial Co., Inc.	5.891%	7/12/2023	22,208,000	21,744,012
General Motors Financial Co., Inc.	5.893%	7/10/2023	14,750,000	14,447,133
General Motors Financial Co., Inc.	5.895%	7/12/2023	20,496,000	20,067,781
Total				56,258,926

Beverages 1.23%
Bacardi-Martini BV	5.284%	3/8/2023	20,590,000	20,569,181
Bacardi-Martini BV	5.60%	3/15/2023	35,000,000	34,925,139
Bacardi-Martini BV	5.60%	3/27/2023	50,000,000	49,801,389
Constellation Brands, Inc.	5.21%	3/10/2023	19,092,000	19,067,419
Total				124,363,128

Chemicals 0.98%
International Flavors & Fragrances, Inc.	5.805%	4/28/2023	49,659,000	49,206,965
International Flavors & Fragrances, Inc.	5.806%	4/28/2023	7,500,000	7,431,729
Nutrien Ltd.	4.92%	3/28/2023	42,660,000	42,504,185
Total				99,142,879

Commercial Services 1.18%
Quanta Services, Inc.	5.279%	3/9/2023	24,000,000	23,972,267
Quanta Services, Inc.	5.28%	3/10/2023	10,000,000	9,987,000
Quanta Services, Inc.	5.30%	3/6/2023	5,000,000	4,996,375
Quanta Services, Inc.	5.30%	3/7/2023	39,719,000	39,684,246
Quanta Services, Inc.	5.30%	3/8/2023	20,000,000	19,979,583
Quanta Services, Inc.	5.30%	3/9/2023	17,443,000	17,422,650
Quanta Services, Inc.	5.333%	3/2/2023	3,928,000	3,927,427
Total				119,969,548

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 1.05%
Dominion Energy, Inc.	5.257%	5/22/2023	$60,000,000	$59,304,737
Electricite de France SA	5.00%	3/16/2023	35,000,000	34,927,375
Oglethorpe Power Corp.	4.987%	3/21/2023	12,632,000	12,597,613
Total				106,829,725

Energy-Alternate Sources 0.59%
Alliant Energy Corp.	4.889%	3/2/2023	59,750,000	59,742,000

Food 0.56%
Conagra Brands, Inc.	5.25%	3/20/2023	12,146,000	12,112,666
Conagra Brands, Inc.	5.304%	3/13/2023	44,303,000	44,226,060
Total				56,338,726

Gas 1.47%
Canadian Natural Resources Ltd.	5.351%	3/23/2023	58,223,000	58,035,846
Canadian Natural Resources Ltd.	5.372%	3/24/2023	56,309,000	56,119,051
National Fuel Gas Co.	5.456%	4/3/2023	22,263,000	22,153,818
National Fuel Gas Co.	5.457%	4/5/2023	13,354,000	13,284,541
Total				149,593,256

Health Care-Services 1.57%
CommonSpirit Health	5.633%	3/1/2023	48,367,000	48,367,000
CommonSpirit Health	5.67%	3/28/2023	71,221,000	70,924,542
CommonSpirit Health	5.721%	4/12/2023	25,611,000	25,443,675
CommonSpirit Health	5.722%	4/5/2023	15,091,000	15,008,838
Total				159,744,055

Oil & Gas 0.80%
Ovintiv, Inc.	5.504%	3/21/2023	15,000,000	14,955,000
Ovintiv, Inc.	5.519%	3/6/2023	12,000,000	11,990,966
Ovintiv, Inc.	5.611%	3/21/2023	19,083,000	19,024,691
Ovintiv, Inc.	5.613%	3/21/2023	29,750,000	29,659,097
Ovintiv, Inc.	5.658%	3/21/2023	6,000,000	5,981,500
Total				81,611,254

Pipelines 1.21%
Energy Transfer LP	5.324%	3/1/2023	20,377,000	20,377,000
Targa Resources Corp.	5.374%	3/1/2023	34,044,000	34,044,000
Targa Resources Corp.	5.374%	3/1/2023	12,819,000	12,819,000
Targa Resources Corp.	5.543%	3/21/2023	12,467,000	12,429,253
Targa Resources Corp.	5.60%	3/10/2023	43,601,000	43,541,048
Total				123,210,301

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 0.26%
Crown Castle, Inc.	5.19%	3/3/2023	$26,639,000	$26,631,393

Retail 1.02%
AutoNation, Inc.	5.15%	3/6/2023	5,825,000	5,820,874
AutoNation, Inc.	5.20%	3/7/2023	53,506,000	53,460,074
Walgreens Boots Alliance, Inc.	5.423%	5/31/2023	44,759,000	44,174,383
Total				103,455,331

Software 0.50%
Fidelity National Information Services, Inc.	5.096%	4/3/2023	12,540,000	12,482,525
Fiserv, Inc.	4.807%	3/2/2023	38,317,000	38,311,955
Total				50,794,480
Total Commercial Paper (cost $1,369,045,276)				1,369,029,732

U.S. TREASURY OBLIGATIONS 3.54%
U.S. Treasury Bill (Cost $359,514,506)	Zero Coupon	6/8/2023	364,075,000	359,413,132
Total Short-Term Investments (cost $1,728,559,782)				1,728,442,864
Total Investments in Securities 100.23% (cost $10,298,203,526)				10,176,967,642
Less Unfunded Loan Commitments (0.41%) (cost $42,205,414)				(42,205,414)
Net Investments in Securities 99.82% (cost $10,255,998,112)				10,134,762,228
Other Assets and Liabilities – Net 0.18%				18,477,907
Net Assets 100.00%				$10,153,240,135

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2023, the total value of Rule 144A securities was $3,801,936,424, which represents 37.45% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2023.
(d)	Security partially/fully unfunded.
(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$2,640,849,193	$–	$2,640,849,193
Corporate Bonds	–	4,779,726,347	–	4,779,726,347
Floating Rate Loans	–	336,554,019	–	336,554,019
Less Unfunded Commitments	–	(42,205,414)	–	(42,205,414)
Government Sponsored Enterprises Pass-Throughs	–	56,275,537	–	56,275,537
Non-Agency Commercial Mortgage-Backed Securities	–	434,094,849	–	434,094,849
U.S. Treasury Obligations	–	201,024,833	–	201,024,833
Short-Term Investments
Commercial Paper	–	1,369,029,732	–	1,369,029,732
U.S. Treasury Obligations	–	359,413,132	–	359,413,132
Total	$–	$10,134,762,228	$–	$10,134,762,228

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The Table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	307

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”) the board has designated the determination of fair value of the Funds’ portfolio investment to Lord, Abbett & Co. LCC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that preforms these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value, Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from

Notes to Schedule of Investments (unaudited)(continued)

broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

All Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of February 28, 2023, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Floating Rate Fund	$62,818,050	$64,364,030

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the period ended February 28, 2023:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Value at 11/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 2/28/2023	Shares as of 2/28/2023	Dividend Income
Lord Abbett Investment Trust- Convertible Fund-Class I	$86,596,052	$946,107	$(63,583,010)	$(2,648,530)	$1,110,822	$22,421,441	1,802,367	$946,106
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	336,026,112	3,563,749	(550,000)	(122,029)	(2,069,765)	336,848,067	36,337,440	3,563,749
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	390,857,691	19,563,021	(3,950,000)	17,491,907 (a)	(30,316,762)	376,417,784	21,733,128	1,090,405
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	79,837,486	985,711	(4,700,000)	(1,545,554)	1,582,361	76,160,004	19,232,324	985,711
Lord Abbett Securities Trust- Fundamental Equity Fund-Class I	376,143,288	15,636,883	(3,950,000)	246,677	(8,638,230)	379,438,618	30,924,093	—
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	171,305,666	6,768,146	(2,780,000)	(1,693,737)	(7,218,383)	166,381,692	6,240,874	—
Lord Abbett Investment Trust- High Yield Fund-Class I	152,624,937	2,295,450	(14,628,362)	(2,669,796)	1,226,445	138,848,674	22,540,369	2,295,450
Lord Abbett Investment Trust-Income Fund-Class I	—	40,929,030	—	—	(1,160,163)	39,768,867	16,639,693	163,027
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	79,340,291	24,964,541	(24,162,834)	(897,158)	350,815	79,595,655	6,867,615	760,831
Lord Abbett Securities Trust-International Equity Fund-Class I	87,011,638	1,887,444	—	—	(1,107,801)	87,791,281	6,722,150	1,887,443
Lord Abbett Securities Trust-International Value Fund-Class I	73,728,784	380,331	—	—	3,426,524	77,535,639	10,679,840	380,330

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Value at 11/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 2/28/2023	Shares as of 2/28/2023	Dividend Income
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	$—	$21,402,937	$(1,444,218)	$(3,741)	$(193,172)	$19,761,806	5,159,741	$86,955
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	258,664,644	1,976,120	(82,642,472)	93,148	1,590,602	179,682,042	18,204,867	1,976,120
Total				$8,251,187	$(41,416,707)	$1,980,651,570		$14,136,127

(a)	Includes $17,228,073 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated Issuer	Value at 11/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 2/28/2023	Shares as of 2/28/2023	Dividend Income
Lord Abbett Investment Trust-Convertible Fund-Class I	$38,707,231	$426,847	$(34,732,416)	$(1,318,940)	$724,685	$3,807,407	306,061	$426,847
Lord Abbett Core Investment Trust-Fixed Income Fund-Class I	307,364,715	3,259,835	(250,000)	(51,344)	(1,952,839)	308,370,367	33,265,412	3,259,835
Lord Abbett Research Fund, Inc.- Dividend Growth Fund-Class I	106,682,889	6,260,779	(8,140,000)	5,056,191 (a)	(8,657,501)	96,452,200	5,568,834	300,649
Lord Abbett Global Fund, Inc.- Emerging Markets Bond Fund-Class I	33,375,023	395,229	(3,080,329)	(611,736)	635,586	30,713,773	7,756,003	395,229
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	113,700,699	1,209,971	(12,093,478)	1,203,266	(3,892,026)	100,128,432	8,160,426	—
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	48,233,031	700,000	(8,328,154)	(6,425,590)	3,943,662	38,122,949	1,429,968	—
Lord Abbett Investment Trust-High Yield Fund-Class I	104,317,957	1,528,429	(15,076,570)	(2,455,060)	1,551,243	89,865,999	14,588,636	1,528,429
Lord Abbett Investment Trust-Income Fund-Class I	—	19,264,118	—	—	(546,055)	18,718,063	7,831,826	76,732
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	56,956,034	10,755,477	(11,845,489)	181,451	(535,983)	55,511,490	4,789,602	578,641
Lord Abbett Securities Trust-International Equity Fund-Class I	44,225,320	959,329	—	—	(563,061)	44,621,588	3,416,661	959,329
Lord Abbett Securities Trust-International Value Fund-Class I	34,676,436	178,879	—	—	1,611,577	36,466,892	5,022,988	178,878
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	—	9,891,427	(562,124)	(1,456)	(93,244)	9,234,603	2,411,124	41,670
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	111,923,216	9,534,910	(30,012,145)	61,129	750,752	92,257,862	9,347,301	977,954
Total				$(4,362,089)	$(7,023,204)	$924,271,625		$8,724,193

(a)	Includes $4,750,158 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of February 28, 2023, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	1.13%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	17.01%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	19.00%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.85%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	19.16%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	8.40%
Lord Abbett Investment Trust-High Yield Fund-Class I	7.01%
Lord Abbett Investment Trust-Income Fund-Class I	2.01%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.02%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.43%
Lord Abbett Securities Trust-International Value Fund-Class I	3.91%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1.00%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	9.07%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	0.41%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	33.36%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	10.44%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.32%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	10.83%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.12%
Lord Abbett Investment Trust-High Yield Fund-Class I	9.72%
Lord Abbett Investment Trust-Income Fund-Class I	2.03%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.01%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.83%
Lord Abbett Securities Trust-International Value Fund-Class I	3.95%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1.00%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	9.98%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of February 28, 2023, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N- PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter- end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Convertible Fund

Ten Largest Holdings	% of Investments
Canopy Growth Corp., 4.250%, 7/15/2023	6.01%
Shopify, Inc., 0.125%, 11/1/2025	3.61%
Okta, Inc., 0.125%, 9/1/2025	3.31%
ON Semiconductor Corp., 0.500%, 3/1/2029	2.68%
GDS Holdings Ltd., 2.000%, 6/1/2025	2.62%
NextEra Energy, Inc., 6.219%, 9/1/2023	2.61%
Western Digital Corp., 1.500%, 2/1/2024	2.61%
Uber Technologies, Inc., 12/15/2025	2.58%
Cloudflare, Inc., 8/15/2026	2.20%
Airbnb, Inc., 3/15/2026	2.12%

Holdings by Sector	% of Investments
Communications	26.46%
Consumer, Cyclical	10.47%
Energy	3.72%
Financial	4.65%
Health Care	0.51%
Industrial	6.87%
Utilities	2.61%
Consumer, Non-cyclical	27.29%
Technology	16.50%
Basic Materials	0.46%
Repurchase Agreements	0.46%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 4.250%, 12/31/2024	6.57%
U.S. Treasury Bond, 3.875%, 2/15/2043	2.90%
U.S. Treasury Note, 4.000%, 2/29/2028	2.84%
Ginnie Mae, 5.000%, 1/1/2199	2.78%
U.S. Treasury Bill, 4/11/2023	2.04%
Fannie Mae or Freddie Mac, 3.000%, 1/1/2199	1.88%
Ginnie Mae, 5.500%, 1/1/2199	1.72%
U.S. Treasury Bond, 3.625%, 2/15/2053	1.51%
Ginnie Mae, 4.500%, 1/1/2199	1.47%
Ginnie Mae, 6.000%, 1/1/2199	1.45%

Holdings by Sector	% of Investments
Asset Backed Securities	13.69%
Basic Materials	0.51%
Communications	2.62%
Consumer, Cyclical	1.19%
Consumer, Non-cyclical	5.75%
Energy	2.36%
Financial	10.13%
Foreign Government	3.02%
Industrial	0.56%
Mortgage Securities	29.95%
Municipal	0.23%
Technology	1.10%
U.S. Government	20.97%
Utilities	4.37%
Repurchase Agreements	3.55%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Dividend Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	5.78%
Exxon Mobil Corp.	3.93%
Mastercard, Inc.	3.68%
Motgan Stanley	3.28%
Bank of America Corp.	3.21%
Apple, Inc.	3.09%
UnitedHealth Group, Inc.	3.02%
AbbVie, Inc.	2.82%
Ameriprise Financial, Inc.	2.82%
NextEra Energy, Inc.	2.67%

Holdings by Sector	% of Investments
Consumer Discretionary	9.22%
Consumer Staples	5.58%
Energy	5.53%
Financials	16.92%
Health Care	14.56%
Industrials	10.79%
Information Technology	24.26%
Materials	6.37%
Real Estate	2.23%
Utilities	3.06%
Repurchase Agreements	1.48%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Oman Government International Bond, 4.750%, 6/15/2026	2.09%
Philippine Government International Bond, 2.650%, 12/10/2045	1.60%
Saudi International Bond, 3.450%, 2/2/2061	1.58%
Republic of Turkey, 4.250%, 4/14/2026	1.55%
Republic of Nigeria, 6.500%, 11/28/2027	1.51%
United Mexican States, 2.659%, 5/24/2031	1.41%
KSA Sukuk Ltd., 5.268%, 10/25/2028	1.39%
Abu Dhabi Government International Bond, 1.700%, 3/2/2031	1.37%
State of Qatar, 4.000%, 3/14/2029	1.35%
Philippine Government International Bond, 3.229%, 3/29/2027	1.35%

Holdings by Sector	% of Investments
Basic Materials	1.10%
Communications	0.75%
Consumer, Non-cyclical	0.28%
Energy	16.27%
Financial	3.24%
Foreign Government	70.97%
Industrial	0.34%
Utilities	6.14%
Repurchase Agreements	0.91%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.13%
UnitedHealth Group, Inc.	2.46%
Shell plc	2.42%
Pfizer, Inc.	2.31%
Raytheon Technologies Corp.	2.28%
Parker-Hannifin Corp.	2.24%
Schlumberger Ltd.	2.18%
Ameriprise Financial, Inc.	2.18%
AbbVie, Inc.	2.13%
Wells Fargo & Co.	2.06%

Holdings by Sector	% of Investments
Basic Materials	5.16%
Communications	4.89%
Consumer Discretionary	2.78%
Consumer, Cyclical	6.31%
Consumer, Non-cyclical	17.51%
Energy	8.20%
Financials	24.74%
Industrials	14.72%
Insurance	2.02%
Technology	10.09%
Utilities	2.15%
Repurchase Agreements	1.43%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Growth Leaders Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	6.66%
NVIDIA Corp.	4.31%
Microsoft Corp.	3.70%
Alphabet, Inc.	2.97%
Arista Networks, Inc.	2.11%
ServiceNow, Inc.	2.01%
MercadoLibre, Inc.	2.00%
Meta Platforms, Inc.	1.99%
Monolithic Power Systems, Inc.	1.97%
Netflix, Inc.	1.92%

Holdings by Sector	% of Investments
Communication Services	10.04%
Consumer Discretionary	20.35%
Financials	2.61%
Health Care	13.77%
Industrials	4.85%
Information Technology	46.18%
Repurchase Agreements	2.20%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

High Yield Fund

Ten Largest Holdings	% of Investments
Tenet Healthcare Corp., 4.375%, 1/15/2030	0.83%
Occidental Petroleum Corp., 6.125%, 1/1/2031	0.75%
Ford Motor Credit Co. LLC, 2.900%, 2/10/2029	0.67%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030	0.64%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/1/2030	0.61%
Jazz Securities DAC, 4.375%, 1/15/2029	0.55%
Altice France SA, 5.125%, 7/15/2029	0.55%
Medline Borrower LP, 3.875%, 4/1/2029	0.54%
Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	0.54%
United Rentals North America, Inc., 3.875%, 2/15/2031	0.51%

Holdings by Sector	% of Investments
Basic Materials	7.26%
Communications	7.72%
Consumer, Cyclical	24.52%
Consumer, Non-cyclical	16.18%
Diversified	0.18%
Energy	17.55%
Financial	6.04%
Foreign Government	0.09%
Industrial	11.79%
Mortgage Securities	0.44%
Technology	3.63%
Utilities	4.33%
Repurchase Agreement	0.27%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bond, 3.625%, 2/15/2053	2.81%
Sprint Capital Corp., 6.875%, 11/15/2028	1.48%
U.S. Treasury Note, 3.50%, 2/15/2033	1.45%
U.S. Treasury Bill, Zero Coupon, 3/7/2023	1.30%
AbbVie, Inc., 3.20%, 11/21/2029	1.27%
U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025	1.23%
AT&T, Inc., 3.50%, 9/15/2053	1.11%
BAT Capital Corp., 7.75%, 10/19/2032	1.10%
Bank of America Corp., 2.687%, 6/22/2032	1.05%
Cigna Group (The), Inc., 4.375%, 10/15/2028	1.04%

Holdings by Sector	% of Investments
Asset-Backed Securities	6.82%
Basic Materials	1.78%
Communications	5.50%
Consumer, Cyclical	4.27%
Consumer, Non-cyclical	18.06%
Energy	11.08%
Financial	22.85%
Industrial	4.18%
Mortgage-Backed Securities	1.30%
Technology	4.64%
U.S. Government	8.05%
Utilities	10.22%
Repurchase Agreements	1.25%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Inflation Indexed Note, 1.625%, 10/15/2027	1.81%
Targa Resources Corp., 5.374%, 3/1/2023	1.33%
U.S. Treasury Bill, 4/11/2023	1.28%
U.S. Treasury Bill, 3/7/2023	1.23%
UBS AG, 5.125%, 5/15/2024	0.94%
Danske Bank A/S, 5.375%, 1/12/2024	0.85%
Charter Communications Operating, LLC, 6.368%, 4/30/2025	0.79%
Exeter Automobile Receivables Trust 2020-2A, 7.190%, 9/15/2027	0.79%
GS Mortgage Securities Corp. Trust 2021-RENT, 5.691%, 11/21/2035	0.77%
AMMC CLO Ltd. 2020-23A, 5.832%, 10/17/2031	0.76%

Holdings by Sector	% of Investments
Asset Backed Securities	27.11%
Basic Materials	2.56%
Communications	2.02%
Consumer, Cyclical	4.30%
Consumer, Non-cyclical	5.06%
Energy	8.05%
Financial	27.44%
Industrial	0.63%
Mortgage-Backed Securities	12.49%
Technology	1.34%
U.S. Government	4.41%
Utilities	4.33%
Municipals	0.02%
Repurchase Agreements	0.24%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

International Equity Fund

Ten Largest Holdings	% of Investments
Novo Nordisk A/S	2.52%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.47%
LVMH Moet Hennessy Louis Vuitton SE	2.46%
Shell plc	2.34%
BHP Group Ltd.	1.91%
ASML Holding NV	1.90%
Schneider Electric SE	1.70%
AstraZeneca plc	1.66%
L’Oreal SA	1.62%
TotalEnergies SE	1.62%

Holdings by Sector	% of Investments
Communication Services	3.44%
Consumer Discretionary	14.56%
Consumer Staples	8.14%
Energy	6.08%
Financials	22.01%
Health Care	9.66%
Industrials	15.20%
Information Technology	10.22%
Materials	5.90%
Utilities	1.32%
Repurchase Agreements	3.47%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

International Value Fund

Ten Largest Holdings	% of Investments
Shell plc	4.40%
Sumitomo Mitsui Financial Group, Inc.	3.06%
BHP Group Ltd.	2.87%
Novartis AG Registered Shares	2.46%
Sanofi	2.43%
Orange SA	2.37%
Nordea Bank Abp	2.01%
Bayer AG	1.99%
Imperial Brands plc	1.93%
UBS Group AG	1.92%

Holdings by Sector	% of Investments
Basic Materials	5.94%
Communications	3.30%
Consumer, Cyclical	11.72%
Consumer, Non-cyclical	16.19%
Energy	6.07%
Financials	23.82%
Industrials	20.23%
Real Estate	0.92%
Technology	4.49%
Utilities	3.44%
Repurchase Agreements	3.88%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 4.125%, 1/31/2025	1.76%
U.S. Treasury Note, 4.250%, 12/31/2024	1.35%
U.S. Treasury Bill, 3/21/2023	1.05%
JPMorgan Securities LLC 4.60%, 03/01/2023	0.90%
Barclays Bank Plc 4.50%, 03/01/2023	0.82%
U.S. Treasury Bill, 4/11/2023	0.79%
U.S. Treasury Note, 4.500%, 11/30/2024	0.75%
U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025	0.62%
Comcast Hulu Holdings, LLC, 5.510%, 3/15/2024	0.51%
Charter Communications Operating, LLC, 6.368%, 4/30/2025	0.50%

Holdings by Sector	% of Investments
Asset Backed Securities	24.05%
Basic Materials	2.66%
Communications	2.90%
Consumer Defensive	0.14%
Consumer, Cyclical	3.78%
Consumer, Non-cyclical	5.18%
Energy	5.35%
Financial	24.42%
Healthcare	0.19%
Industrial	1.14%
Mortgage Securities	13.95%
Municipal	0.05%
Technology	2.06%
U.S. Government	7.27%
Utilities	4.01%
Repurchase Agreements	2.85%
Total	100.00%

Investments in Underlying Funds (unaudited)(concluded)

Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill Zero Coupon, 6/8/2023	6.01%
U.S. Treasury Note 4.25%, 12/31/2024	3.61%
Bank of America Corp. 3.55%, 3/5/2024	3.31%
Morgan Stanley 3.737%, 4/24/2024	2.68%
Canadian Imperial Bank of Commerce 5.247%, 3/17/2023	2.62%
Verizon Master Trust 2022-1, A, 1 1.04%, 6/20/2027	2.61%
JPMorgan Chase & Co. 3.797%, 7/23/2024	2.61%
Bank of Montreal 5.061% 3/10/2023	2.58%
Charter Communications Operating, LLC, 2019 Term Loan B1 6.368% 4/30/2025	2.20%
Hyundai Capital America 0.800% 1/8/2024	2.12%

Holdings by Sector	% of Investments
Asset-Backed Securities	25.92%
Basic Materials	2.92%
Communications	1.93%
Consumer Defense	0.74%
Consumer Discretionary	0.76%
Consumer Staples	1.33%
Consumer, Cyclical	3.92%
Consumer Non-Cyclical	3.11%
Energy	3.68%
Financials	32.94%
Healthcare	2.00%
Industrials	2.76%
Mortgage-Backed Securities	4.30%
Real Estate	0.26%
Technology	1.03%
Utilities	6.34%
U.S. Government	6.06%
Total	100.00%

QPHR-INV-1Q
(4/23)